THE BEDFORD FAMILY MONEY MARKET PORTFOLIOS
                                       OF
                               THE RBB FUND, INC.




                             Money Market Portfolio

                        Municipal Money Market Portfolio

                  Government Obligations Money Market Portfolio








     This prospectus gives vital information about these money market mutual funds, advised by BlackRock Institutional Management Corporation ("BIMC" or the "Adviser"), including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.

     Please note that these funds:

     (BULLET) are not bank deposits;

     (BULLET) are not federally insured;

     (BULLET) are not obligations of, or guaranteed or endorsed by PNC Bank, National Association, PFPC Trust Company or any other bank;

     (BULLET) are not  obligations  of, or  guaranteed  or endorsed or otherwise
       supported  by  the  U.S.   Government,   the  Federal  Deposit  Insurance
       Corporation, the Federal Reserve Board or any other governmental agency;

     (BULLET) are not guaranteed to achieve their goal(s);

     (BULLET) may not be able to maintain a stable $1 share price and you may lose money.




--------------------------------------------------------------------------------
THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
PROSPECTUS                                                      December 1, 1999

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TABLE OF CONTENTS
--------------------------------------------------------------------------------

==============================    INTRODUCTION TO THE RISK/RETURN SUMMARY .....5



                                  PORTFOLIO DESCRIPTION

A LOOK AT THE GOALS,                 Money Market .............................6
STRATEGIES,  RISKS, EXPENSES
AND FINANCIAL HISTORY OF             Municipal Money Market ..................11
EACH PORTFOLIO.
                                     Government Obligations Money Market .....16



DETAILS ABOUT THE SERVICE         PORTFOLIO MANAGEMENT
PROVIDERS.
                                     Investment Adviser ......................21

                                     Service Provider Chart ..................22



                                  SHAREHOLDER INFORMATION

POLICIES AND INSTRUCTIONS FOR        Pricing Shares ..........................23
OPENING, MAINTAINING AND
CLOSING AN ACCOUNT IN ANY OF         Purchase of Shares ......................23
THE PORTFOLIOS.
                                     Redemption of Shares ....................25

                                     Dividends and Distributions .............27

                                     Taxes ...................................27
DETAILS ON DISTRIBUTION PLANS.

                                  DISTRIBUTION ARRANGEMENTS ..................28


==============================    FOR MORE INFORMATION ...............Back Cover

                                        3

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

INTRODUCTION TO THE RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bedford Classes of The RBB Fund, Inc. (the "Company").

     The three classes of common stock (each a "Bedford Class") of the Company offered by this Prospectus represent interests in the Bedford Classes of the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio. This Prospectus and the Statement of Additional Information incorporated herein relate solely to the Bedford Classes of the Company.

     This Prospectus has been organized so that each Portfolio has its own short section with important facts about that particular Portfolio. Once you read the short sections about the Portfolios that interest you, read the sections about Purchase and Redemption of Shares of the Bedford Classes ("Bedford Shares" or "Shares"). These sections apply to all the Portfolios offered by this Prospectus.

MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

ASSET-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REPURCHASE AGREEMENT: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
================================================================================

INVESTMENT GOAL

     The fund seeks to generate current income, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES.

     To achieve this goal, we invest in a diversified portfolio of short term, high quality, U.S. dollar-denominated instruments, including government, bank, commercial and other obligations.

     Specifically, we may invest in:

     1) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).

     2) High quality commercial paper and other obligations issued or guaranteed (or otherwise supported) by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor's, Prime-2 or higher by Moody's, D-2 or higher by Duff & Phelps, F-2 or higher by Fitch or TBW-2 or higher by Thomson BankWatch, as well as high quality corporate bonds rated AA (or Aa) or higher at the time of purchase by those rating agencies.These ratings must be provided by at least two rating agencies, or by the only rating agency providing a rating.

     3) Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

     4)  Asset-backed securities (including interests in pools of assets such as
         mortgages,   installment   purchase   obligations   and   credit   card
         receivables).

     5) Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.

     6)  Dollar-denominated   securities   issued  or   guaranteed   by  foreign
         governments or their political subdivisions, agencies or authorities.

     7)  Securities issued or guaranteed by state or local governmental bodies.

     8)  Repurchase agreements relating to the above instruments.

     The fund seeks to maintain a net asset value of $1.00 per share.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements) will be purchased.

     KEY RISKS

     The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

     The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

     The fund's concentration of its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

     The obligations of foreign banks and other foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.

     Unrated notes, paper and other instruments may be subject to the risk that an issuer may default on its obligation to pay interest and repay principal.

     The obligations issued or guaranteed by state or local government bodies may be issued by entities in the same state and may have interest which is paid from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may impact the fund.

     Treasury obligations differ only in their interest rates, maturities and time of issuance. These differences could result in fluctuations in the value of such securities depending upon the market. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit. The U.S. Government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the fund.

     The fund's investment in asset-backed securities may be negatively impacted by interest rate fluctuations or when an issuer pays principal on an obligation held by the fund earlier or later than expected. These events may affect their value and the return on your investment.

     The fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

     We may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     The fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the fund, BIMC, the fund's investment adviser, is currently working to avoid such problems. BIMC is also working with other systems providers and vendors servicing the Portfolios to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on or after January 1, 2000. Year 2000 problems may also hurt issuers whose securities the fund holds or securities markets generally.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

     RISK / RETURN INFORMATION

     The chart and table below give you a picture of the variability of the fund's long-term performance for Bedford Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

AS OF 12/31
ANNUAL TOTAL RETURNS

1989    1990     1991    1992    1993    1994    1995    1996    1997    1998
----    ----     ----    ----    ----    ----    ----    ----    ----    ----
8.8     7.66     3.75    3.09    2.41    3.49    5.18    4.65    4.88    4.75

YEAR-TO-DATE TOTAL RETURN FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1999:  4.23%
Best Quarter:           9.49%       (quarter ended 6/30/89)
Worst Quarter:          2.34%       (quarter ended 6/30/93)

AS OF 12/31/98
AVERAGE ANNUAL TOTAL RETURNS

                       1 YEAR            5 YEARS         10 YEARS
                       ------            -------         --------
MONEY MARKET           4.75%              4.59%            4.86%

     CURRENT YIELD: The seven-day yield for the period ended 12/31/98 for the fund was 4.38%. Past performance is not an indication of future results. Yields will vary. You may call (800) 533-7719 to obtain the current seven-day yield of the fund.

EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold Bedford Shares of the fund. The table is based on expenses for the most recent fiscal year.

================================================================================
                              IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.

OTHER EXPENSES: Includes administration, transfer agency, custody, professional fees and registration fees.

DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.
================================================================================

     ANNUAL FUND OPERATING EXPENSES*
     (Expenses that are deducted from fund assets)

     Management Fees 1                                          0.36%

     Distribution and service (12b-1) fees                      0.59%

     Other expenses                                             0.13%
                                                                -----

     Total annual fund operating expenses 2                     1.08%
                                                                =====

     * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

     1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2000. As a result of the fee waiver, current management fees of the fund are 0.25% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     2. As a result of the fee waiver set forth in note 1, the total annual fund operating expenses which are estimated to be incurred during the current fiscal year are 0.97%. Although this fee waiver is expected to remain in effect for the current fiscal year, it is voluntary and may be terminated at any time at the option of BIMC.

     EXAMPLE:

     The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR          3 YEARS         5 YEARS         10 YEARS
                    ------          -------         -------         --------
BEDFORD SHARES       $110             $343            $595           $1,317

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS (b)
     (FOR A BEDFORD SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                             MONEY MARKET PORTFOLIO

                                                     FOR THE         FOR THE          FOR THE          FOR THE          FOR THE
                                                   YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995
                                                ---------------  ---------------  ---------------  ---------------  ----------------
Net asset value at beginning of year ...........    $   1.00         $   1.00        $     1.00       $     1.00        $   1.00
                                                    --------         ---------       ----------       ----------        --------
Income from investment operations
   Net investment income .......................      0.0425           0.0473            0.0462           0.0469          0.0486
                                                    --------         ---------       ----------       ----------        --------
     Total from investment operations ..........      0.0425           0.0473            0.0462           0.0469          0.0486
                                                    --------         ---------       ----------       ----------        --------
Less distributions
   Dividends (from net investment income) ......     (0.0425)         (0.0473)          (0.0462)         (0.0469)        (0.0486)
                                                    --------         ---------       ----------       ----------        --------
     Total distributions .......................     (0.0425)         (0.0473)          (0.0462)         (0.0469)        (0.0486)
                                                    --------         ---------       ----------       ----------        --------
Net asset value at end of year .................    $   1.00         $   1.00        $     1.00       $     1.00        $   1.00
                                                    ========         ========        ==========       ==========        ========
Total Return ...................................       4.34%            4.84%             4.72%            4.79%           4.97%
Ratios/Supplemental Data
   Net assets at end of year (000s) ............    $360,123         $762,739        $1,392,911       $1,109,334        $935,821
   Ratios of expenses to average net assets
     After advisory/administration fee waivers .      .97%(a)          .97%(a)           .97%(a)          .97%(a)         .96%(a)
   Ratios of net investment income to average net
     assets
     After advisory/administration fee waivers .       4.25%            4.73%             4.62%            4.69%           4.86%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.08%, 1.10%, 1.12%, 1.14% and 1.17% for the years ended August 31, 1999, 1998,
    1997, 1996 and 1995, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.

MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

GENERAL OBLIGATION BONDS: Bonds which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL SECURITY: A short-term obligation issued by or on behalf of states and possessions of the United States, their political subdivisions and their agencies and authorities.

NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REVENUE BONDS: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

TAX-EXEMPT COMMERCIAL PAPER: Short-term Municipal Securities with maturities of 1 to 270 days.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
================================================================================

INVESTMENT GOAL

     The fund seeks to generate current income exempt from federal income taxes, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES

     To achieve this goal, we invest in a diversified portfolio of Municipal Securities. Specifically, we may invest in:

     1) Fixed and variable rate notes and similar debt instruments rated or issued by issuers who have ratings at the time of purchase of MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by Standard & Poor's, D-2 or higher by Duff & Phelps, or F-2 or higher by Fitch (or guaranteed or otherwise supported by entities with such ratings).

     2) Tax-exempt commercial paper and similar debt instruments rated or issued by issuers who have ratings at the time of purchase of Prime-2 or higher by Moody's, A-2 or higher by Standard & Poor's, D-2 or higher by Duff & Phelps, or F-2 or higher by Fitch (or guaranteed or otherwise supported by entities with such ratings).

     3) Municipal bonds rated or issued by issuers who have ratings at the time of purchase of Aa or higher by Moody's or AA or higher by Standard & Poor's, Duff & Phelps or Fitch (or guaranteed or otherwise supported by entities with such ratings).

     4) Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

     5) Municipal bonds and notes whose principal and interest payments are guaranteed by the U.S. Government or one of its agencies or authorities or which otherwise depend on the credit of the United States.

     The fund seeks to maintain a net asset value of $1.00 per share.

     We normally invest at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from federal income tax or subject to the Federal Alternative Minimum Tax.

     The fund may hold uninvested cash reserves during temporary defensive periods or, if in our opinion suitable Municipal Securities are not available. The fund may hold all of its assets in uninvested cash reserves during temporary defensive periods. Uninvested cash will not earn income.

     We intend to have no more than 25% of its total assets in Municipal Securities of issuers located in the same state.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments) will be purchased.

     KEY RISKS

     The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

     The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

     Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund's assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Moral obligation bonds are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Risk exists that a municipality will not honor moral obligation bonds. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities.

     There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice.

     The fund may invest in bonds whose interest may be subject to the Federal Alternative Minimum Tax. Interest received on these bonds by a taxpayer subject to the Federal Alternative Minimum Tax is taxable.

     We may invest 25% or more of assets in Municipal Securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in Municipal Securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

     We will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-free status of investments and will not do our own analysis regarding tax-free status.

     The fund may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     The fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the fund, BIMC, the fund's investment adviser, is currently working to avoid such problems. BIMC is also working with other systems providers and vendors servicing the Portfolios to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on or after January 1, 2000. Year 2000 problems may also hurt issuers whose securities the fund holds or securities markets generally.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

     RISK / RETURN INFORMATION

     The chart and table below give you a picture of the variability of the fund's long-term performance for Bedford Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

AS OF 12/31
ANNUAL TOTAL RETURNS

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
-----   -----   -----   -----   -----   -----   -----   -----   -----   -----
5.77%   5.32%   3.85%   2.40%   1.86%   2.25%   3.14%   2.89%   2.95%   2.77%

Year-to-date total return for the nine months ended September 30, 1999: 2.41%
Best Quarter:     6.24%    (quarter ended 6/30/89)
Worst Quarter:    1.74%    (quarter ended 3/31/94)

AS OF 12/31/98
AVERAGE ANNUAL TOTAL RETURNS

                            1 YEAR         5 YEARS        10 YEARS
                            ------         -------        --------
MUNICIPAL MONEY MARKEt      2.77%           2.80%           3.31%

     CURRENT YIELD: The seven-day yield for the period ended 12/31/98 for the fund was 2.81%. Past performance is not an indication of future results. Yields will vary. You may call (800) 533-7719 to obtain the current seven-day yield of the fund.

     EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold Bedford Shares of the fund. The table is based on expenses for the most recent fiscal year.

================================================================================
                             IMPORTANT DEFINITIONS
MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.

OTHER EXPENSES: Includes administration, transfer agency, custody, professional fees and registration fees.

DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.
================================================================================

     ANNUAL FUND OPERATING EXPENSES*
     (Expenses that are deducted from fund assets)

     Management Fees 1 ....................................     0.35%

     Distribution and service (12b-1) fees ................     0.59%

     Other expenses .......................................     0.21%
                                                                -----
     Total annual fund operating expenses2 ................     1.15%
                                                                =====

     * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

     1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ended August 31, 2000. As a result of the fee waiver, current management fees of the fund are 0.09% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     2. As a result of the fee waiver set forth in note 1, the total annual fund operating expenses which are estimated to be incurred during the current fiscal year are 0.89%. Although this fee waiver is expected to remain in effect for the current fiscal year, it is voluntary and may be terminated at any time at the option of BIMC.

     EXAMPLE:

     The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                       1 YEAR      3 YEARS        5 YEARS       10 YEARS
                       ------      -------        -------       --------
BEDFORD SHARES          $117         $365          $633          $1,398

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS (b)
     (FOR A BEDFORD SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                        MUNICIPAL MONEY MARKET PORTFOLIO

                                                    FOR THE          FOR THE          FOR THE          FOR THE          FOR THE
                                                  YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995
                                                ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value at beginning of year ...........    $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                                    --------         --------         --------         --------         --------
Income from investment operations
   Net investment income .......................      0.0243           0.0286           0.0285           0.0288           0.0297
                                                    --------         --------         --------         --------         --------
     Total from investment operations ..........      0.0243           0.0286           0.0285           0.0288           0.0297
                                                    --------         --------         --------         --------         --------

Less distributions
   Dividends (from net investment income) ......     (0.0243)         (0.0286)         (0.0285)         (0.0288)         (0.0297)
                                                    --------         --------         --------         --------         --------
     Total distributions .......................     (0.0243)         (0.0286)         (0.0285)         (0.0288)         (0.0297)
                                                    --------         --------         --------         --------         --------
Net asset value at end of year .................    $   1.00         $   1.00         $   1.00           $ 1.00           $ 1.00
                                                    ========         ========         ========         ========         ========
Total Return ...................................       2.46%            2.97%            2.88%            2.92%            3.01%
Ratios/Supplemental Data
   Net assets at end of period (in thousands) ..    $150,278         $147,633         $213,034         $201,940         $198,425
Ratios of expenses to average net assets
     After advisory/administration fee waivers .      .89%(a)          .89%(a)          .85%(a)          .84%(a)          .82%(a)
Ratios of net investment income to average
   net assets
     After advisory/administration fee waivers .       2.43%             2.86%           2.85%            2.88%            2.97%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.15%, 1.15%, 1.14%, 1.12% and 1.14% for the years ended August 31, 1999,
    1998, 1997, 1996 and 1995, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.

GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

================================================================================
                             IMPORTANT DEFINITIONS

ASSET-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REPURCHASE AGREEMENT: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
================================================================================

INVESTMENT GOAL

     The fund seeks to generate current income to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES

     To achieve this goal, we invest exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and related repurchase agreements.

     The fund seeks to maintain a net asset value of $1.00 per share.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. The fund may also purchase unrated securities determined by us to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements) will be purchased.

     SECURITIES LENDING

     The fund may lend some of its securities on a short-term basis in order to earn extra income. The fund will receive collateral in cash or high quality securities equal to the current value of the loaned securities. These loans will be limited to 33 1/3% of the value of the fund's total assets.

     KEY RISKS

     The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

     The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

     Treasury obligations differ only in their interest rates, maturities and time of issuance. These differences could result in fluctuations in the value of such securities depending upon the market. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit. The U.S. Government gives no assurances that it will provide financial support if it is not obligated to do so by law. Default in these issuers could negatively impact the fund.

     The fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

     We may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     Securities loans involve the risk of a delay in receiving additional collateral if the value of the securities goes up while they are on loan. There is also the risk of delay in recovering the loaned securities and of losing rights to the collateral if a borrower goes bankrupt. Therefore, the fund may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

     The fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the fund, BIMC, the fund's investment adviser, is currently working to avoid such problems. BIMC is also working with other systems providers and vendors servicing the Portfolios to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on or after January 1, 2000. Year 2000 problems may also hurt issuers whose securities the fund holds or securities markets generally.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

     RISK/RETURN INFORMATION

     The chart and table below give you a picture of the variability of the fund's long-term performance for Bedford Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

AS OF 12/31
ANNUAL TOTAL RETURNS

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
----    -----   -----   -----   -----   -----   -----   -----   -----   -----
8.62%   7.44%   5.42%   3.01%   2.29%   3.41%   5.06%   4.54%   4.68%   4.59%

Year-to-date total return for the nine months ended September 30, 1999:  4.11%
Best Quarter:           9.21%       (quarter ended 6/30/89)
Worst Quarter:          2.29%       (quarter ended 3/31/94)

AS OF 12/31/98
AVERAGE ANNUAL TOTAL RETURNS

                                         1 YEAR        5 YEARS       10 YEARS
                                         ------        -------       --------
GOVERNMENT OBLIGATIONS MONEY MARKET       4.59%         4.45%          4.89%

     CURRENT YIELD: The seven-day yield for the period ended 12/31/98 for the fund was 4.15%. Past performance is not an indication of future results. Yields will vary. You may call (800) 533-7719 to obtain the current seven-day yield of the fund.

     EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold Bedford Shares of the fund. The table is based on expenses for the most recent fiscal year.
================================================================================
                              IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.

OTHER EXPENSES: Includes administration, transfer agency, custody, professional fees and registration fees.

DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.
================================================================================

     ANNUAL FUND OPERATING EXPENSES*
     (Expenses that are deducted from fund assets)

     Management Fees 1 ..................................       0.42%

     Distribution and service (12b-1) fees ..............       0.60%

     Other expenses .....................................       0.11%
                                                                -----
     Total annual fund operating expenses 2 .............       1.13%
                                                                =====

     * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

     1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2000. As a result of the fee waiver, current management fees of the fund are 0.265% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     2. As a result of the fee waiver set forth in note 1, the total annual fund operating expenses which are estimated to be incurred during the current fiscal year are 0.975%. Although this fee waiver is expected to remain in effect for the current fiscal year, it is voluntary and may be terminated at any time at the option of BIMC.

EXAMPLE:

     The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     1 YEAR        3 YEARS        5 YEARS        10 YEARS
                     ------        -------        -------        --------
BEDFORD SHARES        $115          $359           $622           $1,375

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS (b)
     (FOR A BEDFORD SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                                                    FOR THE          FOR THE          FOR THE          FOR THE           FOR THE
                                                  YEAR ENDED        YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995
                                                ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value at beginning of year ...........    $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                                    --------         --------         --------         --------         --------
Income from investment operations
   Net investment income .......................      0.0409           0.0464           0.0449           0.0458           0.0475
                                                    --------         --------         --------         --------         --------
     Total from investment operations ..........      0.0409           0.0464           0.0449           0.0458           0.0475
                                                    --------         --------         --------         --------         --------
Less distributions
   Dividends (from net investment income) ......     (0.0409)         (0.0464)         (0.0449)         (0.0458)         (0.0475)
                                                    --------         --------         --------         --------         --------
     Total distributions .......................     (0.0409)         (0.0464)         (0.0449)         (0.0458)         (0.0475)
                                                    --------         --------         --------         --------         --------
Net asset value at end of year .................    $   1.00         $   1.00         $   1.00         $   1.00           $ 1.00
                                                    ========         ========         ========         ========         ========
     Total Return ..............................       4.17%             4.74%           4.59%            4.68%            4.86%
Ratios/Supplemental Data
   Net assets at end of period (in thousands) ..    $113,050         $128,447         $209,715         $192,599         $163,398
   Ratios of expenses to average net assets
     After advisory/administration fee waivers .     .975%(a)         .975%(a)         .975%(a)         .975%(a)         .975%(a)
   Ratios of net investment income to average
     net assets
     After advisory/administration fee waivers .       4.09%            4.63%            4.49%            4.58%            4.75%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.13%, 1.10%, 1.09%, 1.10% and 1.13% for the years ended August 31, 1999, 1998, 1997, 1996 and 1995, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.

PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

     INVESTMENT ADVISER

     BIMC, a majority-owned indirect subsidiary of PNC Bank, N.A. serves as investment adviser and is responsible for all purchases and sales of each fund's portfolio securities. BIMC and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $52.9 billion. BIMC (formerly known as PNC Institutional Management Corporation or PIMC) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, DE 19809.

     For the fiscal year ended August 31, 1999, BIMC received the following fees as a percentage of each fund's average net assets:

     Money Market Portfolio                                  .250%
     Municipal Money Market Portfolio                        .090%
     Government Obligations Money Market Portfolio           .265%

     The following chart shows the funds' other service providers and includes their addresses and principal activities.

                                  ------------
                                  SHAREHOLDERS
                                  ------------

Distribution and
Shareholder Services

 ------------------------------------  -----------------------------------------
         PRINCIPAL DISTRIBUTOR                       TRANSFER AGENT

     PROVIDENT DISTRIBUTORS, INC.                       PFPC INC.
 FOUR FALLS CORPORATE CENTER, 6TH FL.             400 BELLEVUE PARKWAY
      WEST CONSHOHOCKEN, PA 19428                  WILMINGTON, DE 19809

    Distributes shares of the funds.          Handles shareholder services,
                                        including record-keeping and statements,
                                        distribution of dividends and processing
                                                of buy and sell requests.
 ------------------------------------  -----------------------------------------


Asset
Management

 ------------------------------------  -----------------------------------------
    INVESTMENT ADVISER                                   CUSTODIAN

  BLACKROCK INSTITUTIONAL                           PFPC TRUST COMPANY
  MANAGEMENT CORPORATION                             200 STEVENS DRIVE
   400 BELLEVUE PARKWAY                              LESTER, PA 19113
   WILMINGTON, DE 19809
                                            Holds each fund's assets, settles
Manages each fund's business                all portfolio trades and collects
and  investment activities.                     most of the valuation data
                                              required for calculating each
                                              fund's net asset value ("NAV").

 ------------------------------------  -----------------------------------------


Fund
Operations

 ------------------------------------
      ADMINISTRATOR AND FUND
         ACCOUNTING AGENT

             PFPC INC.
       400 BELLEVUE PARKWAY
       WILMINGTON, DE 19809

  Provides facilities, equipment
    and personnel to carry out
 administrative services related
 to each fund and calculates each
      fund's NAV, dividends
        and distributions.
 ------------------------------------


                        ---------------------------------
                               BOARD OF DIRECTORS

                        Supervises the funds' activities.
                        ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING SHARES

     The price of your shares is also referred to as the net asset value (NAV).

     The NAV is determined twice daily at 12:00 noon and at 4:00 p.m., Eastern Time, each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. It is calculated by dividing a fund's total assets, less its liabilities, by the number of shares outstanding.

     Each fund values its securities using amortized cost. This method values a fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of changing interest rates.

PURCHASE OF SHARES

     GENERAL. You may purchase Bedford Shares through an account maintained by your brokerage firm (the "Account") and you may also purchase Shares directly by mail or wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Company in its sole discretion may accept or reject any order for purchases of Bedford Shares.

     Purchases will be effected at the net asset value next determined after PFPC, the Company's transfer agent, has received a purchase order in good order and the Company's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by the Company by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by PFPC after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day, will be executed as of the close of regular trading on the NYSE on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Company as of the close of regular trading on the NYSE or later, and orders as to which payment has been converted to Federal Funds as of the close of regular trading on the NYSE or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.

     PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an Account with your broker through procedures and requirements established by your broker. In such event, beneficial ownership of Bedford Shares will be recorded by your broker and will be reflected in the Account statements provided to you by your broker. Your broker may impose minimum investment Account requirements. Even if your broker does not impose a sales charge for purchases of Bedford Shares, depending on the terms of your Account with your broker, the broker may charge to your Account fees for automatic investment and other services provided to your Account. Information concerning Account requirements, services and charges should be obtained from your broker, and you should read this Prospectus in conjunction with any information received from your broker. Shares are held in the street name account of your broker and if you desire to transfer such shares to the street name account of another broker, you should contact your current broker.

     A broker with whom you maintain an Account may offer you the ability to purchase Bedford Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. If you participate in a Purchase Program, then you will have your "free-credit" cash balances in your Account automatically invested in Shares of the

     Bedford Class designated by you as the "Primary Bedford Class" for your Purchase Program. The frequency of investments and the minimum investment requirement will be established by the broker and the Company. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in your Account to participate in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning your Account under a Purchase Program should be directed to your broker. As a participant in a Purchase Program, you may change the designation of the Primary Bedford Class at any time by so instructing your broker.

     If your broker makes special arrangements under which orders for Bedford Shares are received by PFPC prior to 12:00 noon Eastern Time, and your broker guarantees that payment for such Shares will be made in available Federal Funds to the Company's custodian prior to the close of regular trading on the NYSE on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC. Otherwise, if the broker has not made such an arrangement, pricing of shares will occur as described above under "General".

     DIRECT PURCHASES. You may also make direct investments at any time in any Bedford Class you select through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). You may make an initial investment in any of the Bedford Classes by mail by fully completing and signing an application obtained from a Dealer (the "Application"), specifying the Portfolio in which you wish to invest, and mailing it, together with a check payable to "The Bedford Family" to the Bedford Family, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An Application will be returned to you unless it contains the name of the Dealer from whom you obtained it. Subsequent purchases may be made through a Dealer or by forwarding payment to the Company's transfer agent at the foregoing address.

     Provided that your investment is at least $2,500, you may also purchase Shares in any of the Bedford Classes by having your bank or Dealer wire Federal Funds to the Company's Custodian, PFPC Trust Company. Your bank or Dealer may impose a charge for this service. The Company does not currently charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of your Federal Funds wire, for an initial investment, it is important that you follow these steps:

       A. Telephone the Company's transfer agent, PFPC, toll-free (800) 533-7719 and provide your name, address, telephone number, Social Security or Tax Identification Number, the Bedford Class selected, the amount being wired, and by which bank or Dealer. PFPC will then provide you with an account number. (If you have an existing account, you should also notify PFPC prior to wiring funds.)

       B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to PFPC's account with PNC Bank. PNC Bank, N.A., Philadelphia, PA
          ABA-0310-0005-3.
          FROM: (your name)
          ACCOUNT NUMBER:  (your account number with the Portfolio)
          FOR PURCHASE OF: (name of the Portfolio)
          AMOUNT: (amount to be invested)

       C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process initial purchases until it receives a fully completed and signed Application.

     For subsequent investments, you should follow steps A and B above.

     RETIREMENT PLANS. Bedford Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PFPC Trust Company acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with your tax adviser.

REDEMPTION OF SHARES

     GENERAL. Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Company's transfer agent, PFPC. You may redeem all or some of your Shares in accordance with one of the procedures described below.

     REDEMPTION OF SHARES IN AN ACCOUNT. If you beneficially own Bedford Shares through an Account, you may redeem Bedford Shares in your Account in accordance with instructions and limitations pertaining to your Account by contacting your broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Company's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading on the NYSE on a Business Day, the redemption will be effective as of the close of regular trading on the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all of your Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

     Your brokerage firm may also redeem each day a sufficient number of Shares of the Primary Bedford Class to cover debit balances created by transactions in your Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

     Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

     REDEMPTION OF SHARES OWNED DIRECTLY. If you own Shares directly, you may redeem any number of Shares by sending a written request to The Bedford Family c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer
Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

     If you are a direct investor, you may redeem your Shares without charge by telephone if you have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, you must file a Telephone Authorization Form with PFPC. This form is available from PFPC. Once this election has been made, you may simply contact PFPC by telephone to request the redemption by calling (800) 533-7719. Neither the Company, the Distributor, the Portfolios, the Administrator nor any other Company agent will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that they reasonably believe to be genuine.

     The Company's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms;
(2) requiring the caller to provide the names of the account owners, the account social security number and name of the portfolio, all of which must match the Company's records; (3) requiring the Company's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the Company elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners or other industry professionals, additional documentation or information regarding the scope of authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

     Proceeds of a telephone redemption request will be mailed by check to your registered address unless you have designated in your Application or Telephone Authorization Form that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to your bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Company may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

     REDEMPTION BY CHECK. If you are a direct investor or you do not have check writing privileges for your Account, the Company will provide to you forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, your broker may establish a higher minimum. If you wish to use this check writing redemption procedure, you should complete specimen signature cards (available from PFPC), and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. If you own Shares through an Account, you should contact your broker for signature cards. Investors with joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Company or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

     When a check is presented to PNC Bank for clearance, PNC Bank, as your agent, will cause the Company to redeem a sufficient number of your full and fractional Shares to cover the amount of the check. This procedure enables you to continue to receive dividends on your Shares representing the amount being redeemed by check until such time as the check is presented to PNC Bank.
Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

     ADDITIONAL REDEMPTION INFORMATION. The Company ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Company will redeem Shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. You should consider purchasing Shares using a certified or bank check or money order if you anticipate an immediate need for redemption proceeds.

     The Company does not impose a charge when Shares are redeemed. The Company reserves the right to redeem any account in a Bedford Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day notice period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the SEC.

     If the Board of Directors determines that it would be detrimental to the best interest of the remaining shareholders of the funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a fund.

DIVIDENDS AND DISTRIBUTIONS

     The Company will distribute substantially all of the net investment income and net realized capital gains, if any, of each fund to each fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Bedford Class unless a shareholder elects otherwise. The net investment income (not including any net short-term capital gains) earned by each fund will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of trading of the NYSE. Net short-term capital gains, if any, will be distributed at least annually.

TAXES

     Distributions from the Money Market Portfolio and the Government Obligations Money Market Portfolio will generally be taxable to shareholders. It is expected that all, or substantially all, of these distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     Distributions from the Municipal Money Market Portfolio will generally constitute tax-exempt income for shareholders for federal income tax purposes. It is possible, depending upon the Portfolios' investments, that a portion of the Portfolio's distributions could be taxable to shareholders as ordinary income or capital gains, but it is not expected that this will be the case.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio generally will not be deductible for federal income tax purposes.

     You should note that a portion of the exempt-interest dividends paid by the Municipal Money Market Portfolio may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

     Although distributions from the Municipal Money Market Portfolio are exempt for federal income tax purposes, they will generally constitute taxable income for state and local income tax purposes except that, subject to limitations that vary depending on the state, distributions from interest paid by a state or municipal entity may be exempt from tax in that state.

     The foregoing is only a summary of certain tax considerations under the current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different United States Federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

     Bedford Shares of the funds are sold without a sales load on a continuous basis by Provident Distributors, Inc., whose principal business address is at Four Falls Corporate Center, West Conshohocken, PA 19428.

The Board of Directors of the Company approved and adopted the Distribution Agreement and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Bedford Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Bedford Class. The actual amount of such compensation is agreed upon from time to time by the Company's Board of Directors and the Distributor. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of .60% of the average daily net assets of the relevant Class on an annualized basis in any year. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

Under the Distribution Agreement and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant
Class serviced by such financial institutions. the Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Bedford Shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Bedford Classes as well as for related direct mail, advertising and promotional expenses.

     Each of the Plans obligates the Company, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Bedford Class the fee agreed to under the Distribution Agreement. Payments under the Plans are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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

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

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.



INVESTMENT ADVISER
BlackRock Institutional Management Corporation
Wilmington, Delaware

DISTRIBUTOR
Provident Distributors, Inc.
West Conshohocken, Pennsylvania

CUSTODIAN
PFPC Trust Company
Lester, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania


PROSPECTUS
THE BEDFORD FAMILY


MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------


DECEMBER 1, 1999

FOR MORE INFORMATION:

     This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Bedford Family is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT

     These reports contain additional information about each of the funds' investments, describe the funds' performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     A Statement of Additional Information, dated December 1, 1999 (SAI), has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Bedford Family, may be obtained free of charge, along with the Bedford Family annual and semi-annual reports, by calling (800) 533-7719. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally considered a part of this Prospectus).

SHAREHOLDER ACCOUNT SERVICE REPRESENTATIVES

     Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 5 p.m. (Eastern time) Monday-Friday. Call: (800) 533-7719.

PURCHASES AND REDEMPTIONS

     Call your broker or (800) 533-7719.

WRITTEN CORRESPONDENCE

Post Office Address:                Bedford Family
                                    c/o PFPC, Inc.
                                    PO Box 8950
                                    Wilmington, DE 19899-8950

Street Address:                     Bedford Family
                                    C/O PFPC, INC.
                                    400 Bellevue Parkway
                                    Wilmington, DE 19809

SECURITIES AND EXCHANGE COMMISSION (SEC)

     You may also view information about The RBB Fund, Inc. and the Bedford Family, including the SAI, by visiting the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at 1-202-942-8090. Copies of this information can be obtained, for a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request to publicinfo@sec.gov.

                    INVESTMENT COMPANY ACT FILE NO. 811-05518

                   THE BEDFORD FAMILY MONEY MARKET PORTFOLIOS
                                       OF
                               THE RBB FUND, INC.




                             Money Market Portfolio

                        Municipal Money Market Portfolio

                  Government Obligations Money Market Portfolio








     This prospectus gives vital information about these money market mutual funds, advised by BlackRock Institutional Management Corporation ("BIMC" or the "Adviser"), including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.

     Please note that these funds:

     (BULLET) are not bank deposits;

     (BULLET) are not federally insured;

     (BULLET) are not obligations of, or guaranteed or endorsed by PNC Bank, National Association, PFPC Trust Company or any other bank;

     (BULLET) are not  obligations  of, or  guaranteed  or endorsed or otherwise
       supported  by  the  U.S.   Government,   the  Federal  Deposit  Insurance
       Corporation, the Federal Reserve Board or any other governmental agency;

     (BULLET) are not guaranteed to achieve their goal(s);

     (BULLET) may not be able to maintain a stable $1 share price and you may lose money.




--------------------------------------------------------------------------------
THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
PROSPECTUS                                                      December 1, 1999

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

TABLE OF CONTENTS
--------------------------------------------------------------------------------

==============================    INTRODUCTION TO THE RISK/RETURN SUMMARY .....5



                                  PORTFOLIO DESCRIPTION

A LOOK AT THE GOALS,                 Money Market .............................6
STRATEGIES,  RISKS, EXPENSES
AND FINANCIAL HISTORY OF             Municipal Money Market ..................11
EACH PORTFOLIO.
                                     Government Obligations Money Market .....16



DETAILS ABOUT THE SERVICE         PORTFOLIO MANAGEMENT
PROVIDERS.
                                     Investment Adviser ......................21

                                     Service Provider Chart ..................22



                                  SHAREHOLDER INFORMATION

POLICIES AND INSTRUCTIONS FOR        Pricing Shares ..........................23
OPENING, MAINTAINING AND
CLOSING AN ACCOUNT IN ANY OF         Purchase of Shares ......................23
THE PORTFOLIOS.
                                     Redemption of Shares ....................25

                                     Dividends and Distributions .............27

                                     Taxes ...................................27
DETAILS ON DISTRIBUTION PLANS.

                                  DISTRIBUTION ARRANGEMENTS ..................28


==============================    FOR MORE INFORMATION ...............Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

INTRODUCTION TO THE RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bedford Classes of The RBB Fund, Inc. (the "Company").

     The three classes of common stock (each a "Bedford Class") of the Company offered by this Prospectus represent interests in the Bedford Classes of the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio. This Prospectus and the Statement of Additional Information incorporated herein relate solely to the Bedford Classes of the Company.

     This Prospectus has been organized so that each Portfolio has its own short section with important facts about that particular Portfolio. Once you read the short sections about the Portfolios that interest you, read the sections about Purchase and Redemption of Shares of the Bedford Classes ("Bedford Shares" or "Shares"). These sections apply to all the Portfolios offered by this Prospectus.

MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

ASSET-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REPURCHASE AGREEMENT: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
================================================================================

INVESTMENT GOAL

     The fund seeks to generate current income, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES.

     To achieve this goal, we invest in a diversified portfolio of short term, high quality, U.S. dollar-denominated instruments, including government, bank, commercial and other obligations.

     Specifically, we may invest in:

     1) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).

     2) High quality commercial paper and other obligations issued or guaranteed (or otherwise supported) by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor's, Prime-2 or higher by Moody's, D-2 or higher by Duff & Phelps, F-2 or higher by Fitch or TBW-2 or higher by Thomson BankWatch, as well as high quality corporate bonds rated AA (or Aa) or higher at the time of purchase by those rating agencies.These ratings must be provided by at least two rating agencies, or by the only rating agency providing a rating.

     3) Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

     4)  Asset-backed securities (including interests in pools of assets such as
         mortgages,   installment   purchase   obligations   and   credit   card
         receivables).

     5) Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.

     6)  Dollar-denominated   securities   issued  or   guaranteed   by  foreign
         governments or their political subdivisions, agencies or authorities.

     7)  Securities issued or guaranteed by state or local governmental bodies.

     8)  Repurchase agreements relating to the above instruments.

     The fund seeks to maintain a net asset value of $1.00 per share.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements) will be purchased.

     KEY RISKS

     The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

     The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

     The fund's concentration of its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

     The obligations of foreign banks and other foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.

     Unrated notes, paper and other instruments may be subject to the risk that an issuer may default on its obligation to pay interest and repay principal.

     The obligations issued or guaranteed by state or local government bodies may be issued by entities in the same state and may have interest which is paid from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may impact the fund.

     Treasury obligations differ only in their interest rates, maturities and time of issuance. These differences could result in fluctuations in the value of such securities depending upon the market. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit. The U.S. Government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the fund.

     The fund's investment in asset-backed securities may be negatively impacted by interest rate fluctuations or when an issuer pays principal on an obligation held by the fund earlier or later than expected. These events may affect their value and the return on your investment.

     The fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

     We may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     The fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the fund, BIMC, the fund's investment adviser, is currently working to avoid such problems. BIMC is also working with other systems providers and vendors servicing the Portfolios to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on or after January 1, 2000. Year 2000 problems may also hurt issuers whose securities the fund holds or securities markets generally.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

     RISK / RETURN INFORMATION

     The chart and table below give you a picture of the variability of the fund's long-term performance for Bedford Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

AS OF 12/31
ANNUAL TOTAL RETURNS

1989    1990     1991    1992    1993    1994    1995    1996    1997    1998
----    ----     ----    ----    ----    ----    ----    ----    ----    ----
8.8     7.66     3.75    3.09    2.41    3.49    5.18    4.65    4.88    4.75

YEAR-TO-DATE TOTAL RETURN FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1999:  4.23%
Best Quarter:           9.49%       (quarter ended 6/30/89)
Worst Quarter:          2.34%       (quarter ended 6/30/93)

AS OF 12/31/98
AVERAGE ANNUAL TOTAL RETURNS

                       1 YEAR            5 YEARS         10 YEARS
                       ------            -------         --------
MONEY MARKET           4.75%              4.59%            4.86%

     CURRENT YIELD: The seven-day yield for the period ended 12/31/98 for the fund was 4.38%. Past performance is not an indication of future results. Yields will vary. You may call (800) 533-7719 to obtain the current seven-day yield of the fund.

EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold Bedford Shares of the fund. The table is based on expenses for the most recent fiscal year.

================================================================================
                              IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.

OTHER EXPENSES: Includes administration, transfer agency, custody, professional fees and registration fees.

DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.
================================================================================

     ANNUAL FUND OPERATING EXPENSES*
     (Expenses that are deducted from fund assets)

     Management Fees 1                                          0.36%

     Distribution and service (12b-1) fees                      0.59%

     Other expenses                                             0.13%
                                                                -----

     Total annual fund operating expenses 2                     1.08%
                                                                =====

     * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

     1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2000. As a result of the fee waiver, current management fees of the fund are 0.25% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     2. As a result of the fee waiver set forth in note 1, the total annual fund operating expenses which are estimated to be incurred during the current fiscal year are 0.97%. Although this fee waiver is expected to remain in effect for the current fiscal year, it is voluntary and may be terminated at any time at the option of BIMC.

     EXAMPLE:

     The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR          3 YEARS         5 YEARS         10 YEARS
                    ------          -------         -------         --------
BEDFORD SHARES       $110             $343            $595           $1,317

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS (b)
     (FOR A BEDFORD SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                             MONEY MARKET PORTFOLIO

                                                     FOR THE         FOR THE          FOR THE          FOR THE          FOR THE
                                                   YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995
                                                ---------------  ---------------  ---------------  ---------------  ----------------
Net asset value at beginning of year ...........    $   1.00         $   1.00        $     1.00       $     1.00        $   1.00
                                                    --------         ---------       ----------       ----------        --------
Income from investment operations
   Net investment income .......................      0.0425           0.0473            0.0462           0.0469          0.0486
                                                    --------         ---------       ----------       ----------        --------
     Total from investment operations ..........      0.0425           0.0473            0.0462           0.0469          0.0486
                                                    --------         ---------       ----------       ----------        --------
Less distributions
   Dividends (from net investment income) ......     (0.0425)         (0.0473)          (0.0462)         (0.0469)        (0.0486)
                                                    --------         ---------       ----------       ----------        --------
     Total distributions .......................     (0.0425)         (0.0473)          (0.0462)         (0.0469)        (0.0486)
                                                    --------         ---------       ----------       ----------        --------
Net asset value at end of year .................    $   1.00         $   1.00        $     1.00       $     1.00        $   1.00
                                                    ========         ========        ==========       ==========        ========
Total Return ...................................       4.34%            4.84%             4.72%            4.79%           4.97%
Ratios/Supplemental Data
   Net assets at end of year (000s) ............    $360,123         $762,739        $1,392,911       $1,109,334        $935,821
   Ratios of expenses to average net assets
     After advisory/administration fee waivers .      .97%(a)          .97%(a)           .97%(a)          .97%(a)         .96%(a)
   Ratios of net investment income to average net
     assets
     After advisory/administration fee waivers .       4.25%            4.73%             4.62%            4.69%           4.86%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.08%, 1.10%, 1.12%, 1.14% and 1.17% for the years ended August 31, 1999, 1998,
    1997, 1996 and 1995, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.

MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

GENERAL OBLIGATION BONDS: Bonds which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL SECURITY: A short-term obligation issued by or on behalf of states and possessions of the United States, their political subdivisions and their agencies and authorities.

NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REVENUE BONDS: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

TAX-EXEMPT COMMERCIAL PAPER: Short-term Municipal Securities with maturities of 1 to 270 days.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
================================================================================

INVESTMENT GOAL

     The fund seeks to generate current income exempt from federal income taxes, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES

     To achieve this goal, we invest in a diversified portfolio of Municipal Securities. Specifically, we may invest in:

     1) Fixed and variable rate notes and similar debt instruments rated or issued by issuers who have ratings at the time of purchase of MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by Standard & Poor's, D-2 or higher by Duff & Phelps, or F-2 or higher by Fitch (or guaranteed or otherwise supported by entities with such ratings).

     2) Tax-exempt commercial paper and similar debt instruments rated or issued by issuers who have ratings at the time of purchase of Prime-2 or higher by Moody's, A-2 or higher by Standard & Poor's, D-2 or higher by Duff & Phelps, or F-2 or higher by Fitch (or guaranteed or otherwise supported by entities with such ratings).

     3) Municipal bonds rated or issued by issuers who have ratings at the time of purchase of Aa or higher by Moody's or AA or higher by Standard & Poor's, Duff & Phelps or Fitch (or guaranteed or otherwise supported by entities with such ratings).

     4) Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

     5) Municipal bonds and notes whose principal and interest payments are guaranteed by the U.S. Government or one of its agencies or authorities or which otherwise depend on the credit of the United States.

     The fund seeks to maintain a net asset value of $1.00 per share.

     We normally invest at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from federal income tax or subject to the Federal Alternative Minimum Tax.

     The fund may hold uninvested cash reserves during temporary defensive periods or, if in our opinion suitable Municipal Securities are not available. The fund may hold all of its assets in uninvested cash reserves during temporary defensive periods. Uninvested cash will not earn income.

     We intend to have no more than 25% of its total assets in Municipal Securities of issuers located in the same state.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments) will be purchased.

     KEY RISKS

     The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

     The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

     Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund's assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Moral obligation bonds are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Risk exists that a municipality will not honor moral obligation bonds. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities.

     There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice.

     The fund may invest in bonds whose interest may be subject to the Federal Alternative Minimum Tax. Interest received on these bonds by a taxpayer subject to the Federal Alternative Minimum Tax is taxable.

     We may invest 25% or more of assets in Municipal Securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in Municipal Securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

     We will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-free status of investments and will not do our own analysis regarding tax-free status.

     The fund may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     The fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the fund, BIMC, the fund's investment adviser, is currently working to avoid such problems. BIMC is also working with other systems providers and vendors servicing the Portfolios to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on or after January 1, 2000. Year 2000 problems may also hurt issuers whose securities the fund holds or securities markets generally.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

     RISK / RETURN INFORMATION

     The chart and table below give you a picture of the variability of the fund's long-term performance for Bedford Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

AS OF 12/31
ANNUAL TOTAL RETURNS

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
-----   -----   -----   -----   -----   -----   -----   -----   -----   -----
5.77%   5.32%   3.85%   2.40%   1.86%   2.25%   3.14%   2.89%   2.95%   2.77%

Year-to-date total return for the nine months ended September 30, 1999: 2.41%
Best Quarter:     6.24%    (quarter ended 6/30/89)
Worst Quarter:    1.74%    (quarter ended 3/31/94)

AS OF 12/31/98
AVERAGE ANNUAL TOTAL RETURNS

                            1 YEAR         5 YEARS        10 YEARS
                            ------         -------        --------
MUNICIPAL MONEY MARKEt      2.77%           2.80%           3.31%

     CURRENT YIELD: The seven-day yield for the period ended 12/31/98 for the fund was 2.81%. Past performance is not an indication of future results. Yields will vary. You may call (800) 533-7719 to obtain the current seven-day yield of the fund.

     EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold Bedford Shares of the fund. The table is based on expenses for the most recent fiscal year.

================================================================================
                             IMPORTANT DEFINITIONS
MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.

OTHER EXPENSES: Includes administration, transfer agency, custody, professional fees and registration fees.

DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.
================================================================================

     ANNUAL FUND OPERATING EXPENSES*
     (Expenses that are deducted from fund assets)

     Management Fees 1 ....................................     0.35%

     Distribution and service (12b-1) fees ................     0.59%

     Other expenses .......................................     0.21%
                                                                -----
     Total annual fund operating expenses2 ................     1.15%
                                                                =====

     * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

     1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ended August 31, 2000. As a result of the fee waiver, current management fees of the fund are 0.09% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     2. As a result of the fee waiver set forth in note 1, the total annual fund operating expenses which are estimated to be incurred during the current fiscal year are 0.89%. Although this fee waiver is expected to remain in effect for the current fiscal year, it is voluntary and may be terminated at any time at the option of BIMC.

     EXAMPLE:

     The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                       1 YEAR      3 YEARS        5 YEARS       10 YEARS
                       ------      -------        -------       --------
BEDFORD SHARES          $117         $365          $633          $1,398

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS (b)
     (FOR A BEDFORD SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                        MUNICIPAL MONEY MARKET PORTFOLIO

                                                    FOR THE          FOR THE          FOR THE          FOR THE          FOR THE
                                                  YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995
                                                ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value at beginning of year ...........    $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                                    --------         --------         --------         --------         --------
Income from investment operations
   Net investment income .......................      0.0243           0.0286           0.0285           0.0288           0.0297
                                                    --------         --------         --------         --------         --------
     Total from investment operations ..........      0.0243           0.0286           0.0285           0.0288           0.0297
                                                    --------         --------         --------         --------         --------

Less distributions
   Dividends (from net investment income) ......     (0.0243)         (0.0286)         (0.0285)         (0.0288)         (0.0297)
                                                    --------         --------         --------         --------         --------
     Total distributions .......................     (0.0243)         (0.0286)         (0.0285)         (0.0288)         (0.0297)
                                                    --------         --------         --------         --------         --------
Net asset value at end of year .................    $   1.00         $   1.00         $   1.00           $ 1.00           $ 1.00
                                                    ========         ========         ========         ========         ========
Total Return ...................................       2.46%            2.97%            2.88%            2.92%            3.01%
Ratios/Supplemental Data
   Net assets at end of period (in thousands) ..    $150,278         $147,633         $213,034         $201,940         $198,425
Ratios of expenses to average net assets
     After advisory/administration fee waivers .      .89%(a)          .89%(a)          .85%(a)          .84%(a)          .82%(a)
Ratios of net investment income to average
   net assets
     After advisory/administration fee waivers .       2.43%             2.86%           2.85%            2.88%            2.97%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.15%, 1.15%, 1.14%, 1.12% and 1.14% for the years ended August 31, 1999,
    1998, 1997, 1996 and 1995, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.

GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

================================================================================
                             IMPORTANT DEFINITIONS

ASSET-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REPURCHASE AGREEMENT: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
================================================================================

INVESTMENT GOAL

     The fund seeks to generate current income to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES

     To achieve this goal, we invest exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and related repurchase agreements.

     The fund seeks to maintain a net asset value of $1.00 per share.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. The fund may also purchase unrated securities determined by us to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements) will be purchased.

     SECURITIES LENDING

     The fund may lend some of its securities on a short-term basis in order to earn extra income. The fund will receive collateral in cash or high quality securities equal to the current value of the loaned securities. These loans will be limited to 33 1/3% of the value of the fund's total assets.

     KEY RISKS

     The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

     The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

     Treasury obligations differ only in their interest rates, maturities and time of issuance. These differences could result in fluctuations in the value of such securities depending upon the market. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit. The U.S. Government gives no assurances that it will provide financial support if it is not obligated to do so by law. Default in these issuers could negatively impact the fund.

     The fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

     We may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     Securities loans involve the risk of a delay in receiving additional collateral if the value of the securities goes up while they are on loan. There is also the risk of delay in recovering the loaned securities and of losing rights to the collateral if a borrower goes bankrupt. Therefore, the fund may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

     The fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the fund, BIMC, the fund's investment adviser, is currently working to avoid such problems. BIMC is also working with other systems providers and vendors servicing the Portfolios to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on or after January 1, 2000. Year 2000 problems may also hurt issuers whose securities the fund holds or securities markets generally.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

     RISK/RETURN INFORMATION

     The chart and table below give you a picture of the variability of the fund's long-term performance for Bedford Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

AS OF 12/31
ANNUAL TOTAL RETURNS

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
----    -----   -----   -----   -----   -----   -----   -----   -----   -----
8.62%   7.44%   5.42%   3.01%   2.29%   3.41%   5.06%   4.54%   4.68%   4.59%

Year-to-date total return for the nine months ended September 30, 1999:  4.11%
Best Quarter:           9.21%       (quarter ended 6/30/89)
Worst Quarter:          2.29%       (quarter ended 3/31/94)

AS OF 12/31/98
AVERAGE ANNUAL TOTAL RETURNS

                                         1 YEAR        5 YEARS       10 YEARS
                                         ------        -------       --------
GOVERNMENT OBLIGATIONS MONEY MARKET       4.59%         4.45%          4.89%

     CURRENT YIELD: The seven-day yield for the period ended 12/31/98 for the fund was 4.15%. Past performance is not an indication of future results. Yields will vary. You may call (800) 533-7719 to obtain the current seven-day yield of the fund.

     EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold Bedford Shares of the fund. The table is based on expenses for the most recent fiscal year.
================================================================================
                              IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.

OTHER EXPENSES: Includes administration, transfer agency, custody, professional fees and registration fees.

DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.
================================================================================

     ANNUAL FUND OPERATING EXPENSES*
     (Expenses that are deducted from fund assets)

     Management Fees 1 ..................................       0.42%

     Distribution and service (12b-1) fees ..............       0.60%

     Other expenses .....................................       0.11%
                                                                -----
     Total annual fund operating expenses 2 .............       1.13%
                                                                =====

     * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

     1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2000. As a result of the fee waiver, current management fees of the fund are 0.265% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     2. As a result of the fee waiver set forth in note 1, the total annual fund operating expenses which are estimated to be incurred during the current fiscal year are 0.975%. Although this fee waiver is expected to remain in effect for the current fiscal year, it is voluntary and may be terminated at any time at the option of BIMC.

EXAMPLE:

     The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     1 YEAR        3 YEARS        5 YEARS        10 YEARS
                     ------        -------        -------        --------
BEDFORD SHARES        $115          $359           $622           $1,375

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS (b)
     (FOR A BEDFORD SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                                                    FOR THE          FOR THE          FOR THE          FOR THE           FOR THE
                                                  YEAR ENDED        YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995
                                                ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value at beginning of year ...........    $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                                    --------         --------         --------         --------         --------
Income from investment operations
   Net investment income .......................      0.0409           0.0464           0.0449           0.0458           0.0475
                                                    --------         --------         --------         --------         --------
     Total from investment operations ..........      0.0409           0.0464           0.0449           0.0458           0.0475
                                                    --------         --------         --------         --------         --------
Less distributions
   Dividends (from net investment income) ......     (0.0409)         (0.0464)         (0.0449)         (0.0458)         (0.0475)
                                                    --------         --------         --------         --------         --------
     Total distributions .......................     (0.0409)         (0.0464)         (0.0449)         (0.0458)         (0.0475)
                                                    --------         --------         --------         --------         --------
Net asset value at end of year .................    $   1.00         $   1.00         $   1.00         $   1.00           $ 1.00
                                                    ========         ========         ========         ========         ========
     Total Return ..............................       4.17%             4.74%           4.59%            4.68%            4.86%
Ratios/Supplemental Data
   Net assets at end of period (in thousands) ..    $113,050         $128,447         $209,715         $192,599         $163,398
   Ratios of expenses to average net assets
     After advisory/administration fee waivers .     .975%(a)         .975%(a)         .975%(a)         .975%(a)         .975%(a)
   Ratios of net investment income to average
     net assets
     After advisory/administration fee waivers .       4.09%            4.63%            4.49%            4.58%            4.75%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.13%, 1.10%, 1.09%, 1.10% and 1.13% for the years ended August 31, 1999, 1998, 1997, 1996 and 1995, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.

PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

     INVESTMENT ADVISER

     BIMC, a majority-owned indirect subsidiary of PNC Bank, N.A. serves as investment adviser and is responsible for all purchases and sales of each fund's portfolio securities. BIMC and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $52.9 billion. BIMC (formerly known as PNC Institutional Management Corporation or PIMC) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, DE 19809.

     For the fiscal year ended August 31, 1999, BIMC received the following fees as a percentage of each fund's average net assets:

     Money Market Portfolio                                  .250%
     Municipal Money Market Portfolio                        .090%
     Government Obligations Money Market Portfolio           .265%

     The following chart shows the funds' other service providers and includes their addresses and principal activities.

                                  ------------
                                  SHAREHOLDERS
                                  ------------

Distribution and
Shareholder Services

 ------------------------------------  -----------------------------------------
         PRINCIPAL DISTRIBUTOR                       TRANSFER AGENT

     PROVIDENT DISTRIBUTORS, INC.                       PFPC INC.
 FOUR FALLS CORPORATE CENTER, 6TH FL.             400 BELLEVUE PARKWAY
      WEST CONSHOHOCKEN, PA 19428                  WILMINGTON, DE 19809

    Distributes shares of the funds.          Handles shareholder services,
                                        including record-keeping and statements,
                                        distribution of dividends and processing
                                                of buy and sell requests.
 ------------------------------------  -----------------------------------------


Asset
Management

 ------------------------------------  -----------------------------------------
    INVESTMENT ADVISER                                   CUSTODIAN

  BLACKROCK INSTITUTIONAL                           PFPC TRUST COMPANY
  MANAGEMENT CORPORATION                             200 STEVENS DRIVE
   400 BELLEVUE PARKWAY                              LESTER, PA 19113
   WILMINGTON, DE 19809
                                            Holds each fund's assets, settles
Manages each fund's business                all portfolio trades and collects
and  investment activities.                     most of the valuation data
                                              required for calculating each
                                              fund's net asset value ("NAV").

 ------------------------------------  -----------------------------------------


Fund
Operations

 ------------------------------------
      ADMINISTRATOR AND FUND
         ACCOUNTING AGENT

             PFPC INC.
       400 BELLEVUE PARKWAY
       WILMINGTON, DE 19809

  Provides facilities, equipment
    and personnel to carry out
 administrative services related
 to each fund and calculates each
      fund's NAV, dividends
        and distributions.
 ------------------------------------


                        ---------------------------------
                               BOARD OF DIRECTORS

                        Supervises the funds' activities.
                        ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING SHARES

     The price of your shares is also referred to as the net asset value (NAV).

     The NAV is determined twice daily at 12:00 noon and at 4:00 p.m., Eastern Time, each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. It is calculated by dividing a fund's total assets, less its liabilities, by the number of shares outstanding.

     Each fund values its securities using amortized cost. This method values a fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of changing interest rates.

PURCHASE OF SHARES

     GENERAL. You may purchase Bedford Shares through an account maintained by your brokerage firm (the "Account") and you may also purchase Shares directly by mail or wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Company in its sole discretion may accept or reject any order for purchases of Bedford Shares.

     Purchases will be effected at the net asset value next determined after PFPC, the Company's transfer agent, has received a purchase order in good order and the Company's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by the Company by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by PFPC after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day, will be executed as of the close of regular trading on the NYSE on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Company as of the close of regular trading on the NYSE or later, and orders as to which payment has been converted to Federal Funds as of the close of regular trading on the NYSE or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.

     PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an Account with your broker through procedures and requirements established by your broker. In such event, beneficial ownership of Bedford Shares will be recorded by your broker and will be reflected in the Account statements provided to you by your broker. Your broker may impose minimum investment Account requirements. Even if your broker does not impose a sales charge for purchases of Bedford Shares, depending on the terms of your Account with your broker, the broker may charge to your Account fees for automatic investment and other services provided to your Account. Information concerning Account requirements, services and charges should be obtained from your broker, and you should read this Prospectus in conjunction with any information received from your broker. Shares are held in the street name account of your broker and if you desire to transfer such shares to the street name account of another broker, you should contact your current broker.

     A broker with whom you maintain an Account may offer you the ability to purchase Bedford Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. If you participate in a Purchase Program, then you will have your "free-credit" cash balances in your Account automatically invested in Shares of the

     Bedford Class designated by you as the "Primary Bedford Class" for your Purchase Program. The frequency of investments and the minimum investment requirement will be established by the broker and the Company. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in your Account to participate in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning your Account under a Purchase Program should be directed to your broker. As a participant in a Purchase Program, you may change the designation of the Primary Bedford Class at any time by so instructing your broker.

     If your broker makes special arrangements under which orders for Bedford Shares are received by PFPC prior to 12:00 noon Eastern Time, and your broker guarantees that payment for such Shares will be made in available Federal Funds to the Company's custodian prior to the close of regular trading on the NYSE on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC. Otherwise, if the broker has not made such an arrangement, pricing of shares will occur as described above under "General".

     DIRECT PURCHASES. You may also make direct investments at any time in any Bedford Class you select through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). You may make an initial investment in any of the Bedford Classes by mail by fully completing and signing an application obtained from a Dealer (the "Application"), specifying the Portfolio in which you wish to invest, and mailing it, together with a check payable to "The Bedford Family" to the Bedford Family, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An Application will be returned to you unless it contains the name of the Dealer from whom you obtained it. Subsequent purchases may be made through a Dealer or by forwarding payment to the Company's transfer agent at the foregoing address.

     Provided that your investment is at least $2,500, you may also purchase Shares in any of the Bedford Classes by having your bank or Dealer wire Federal Funds to the Company's Custodian, PFPC Trust Company. Your bank or Dealer may impose a charge for this service. The Company does not currently charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of your Federal Funds wire, for an initial investment, it is important that you follow these steps:

       A. Telephone the Company's transfer agent, PFPC, toll-free (800) 533-7719 and provide your name, address, telephone number, Social Security or Tax Identification Number, the Bedford Class selected, the amount being wired, and by which bank or Dealer. PFPC will then provide you with an account number. (If you have an existing account, you should also notify PFPC prior to wiring funds.)

       B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to PFPC's account with PNC Bank. PNC Bank, N.A., Philadelphia, PA
          ABA-0310-0005-3.
          FROM: (your name)
          ACCOUNT NUMBER:  (your account number with the Portfolio)
          FOR PURCHASE OF: (name of the Portfolio)
          AMOUNT: (amount to be invested)

       C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process initial purchases until it receives a fully completed and signed Application.

     For subsequent investments, you should follow steps A and B above.

     RETIREMENT PLANS. Bedford Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PFPC Trust Company acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with your tax adviser.

REDEMPTION OF SHARES

     GENERAL. Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Company's transfer agent, PFPC. You may redeem all or some of your Shares in accordance with one of the procedures described below.

     REDEMPTION OF SHARES IN AN ACCOUNT. If you beneficially own Bedford Shares through an Account, you may redeem Bedford Shares in your Account in accordance with instructions and limitations pertaining to your Account by contacting your broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Company's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading on the NYSE on a Business Day, the redemption will be effective as of the close of regular trading on the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all of your Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

     Your brokerage firm may also redeem each day a sufficient number of Shares of the Primary Bedford Class to cover debit balances created by transactions in your Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

     Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

     REDEMPTION OF SHARES OWNED DIRECTLY. If you own Shares directly, you may redeem any number of Shares by sending a written request to The Bedford Family c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer
Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

     If you are a direct investor, you may redeem your Shares without charge by telephone if you have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, you must file a Telephone Authorization Form with PFPC. This form is available from PFPC. Once this election has been made, you may simply contact PFPC by telephone to request the redemption by calling (800) 533-7719. Neither the Company, the Distributor, the Portfolios, the Administrator nor any other Company agent will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that they reasonably believe to be genuine.

     The Company's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms;
(2) requiring the caller to provide the names of the account owners, the account social security number and name of the portfolio, all of which must match the Company's records; (3) requiring the Company's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the Company elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners or other industry professionals, additional documentation or information regarding the scope of authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

     Proceeds of a telephone redemption request will be mailed by check to your registered address unless you have designated in your Application or Telephone Authorization Form that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to your bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Company may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

     REDEMPTION BY CHECK. If you are a direct investor or you do not have check writing privileges for your Account, the Company will provide to you forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, your broker may establish a higher minimum. If you wish to use this check writing redemption procedure, you should complete specimen signature cards (available from PFPC), and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. If you own Shares through an Account, you should contact your broker for signature cards. Investors with joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Company or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

     When a check is presented to PNC Bank for clearance, PNC Bank, as your agent, will cause the Company to redeem a sufficient number of your full and fractional Shares to cover the amount of the check. This procedure enables you to continue to receive dividends on your Shares representing the amount being redeemed by check until such time as the check is presented to PNC Bank.
Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

     ADDITIONAL REDEMPTION INFORMATION. The Company ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Company will redeem Shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. You should consider purchasing Shares using a certified or bank check or money order if you anticipate an immediate need for redemption proceeds.

     The Company does not impose a charge when Shares are redeemed. The Company reserves the right to redeem any account in a Bedford Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day notice period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the SEC.

     If the Board of Directors determines that it would be detrimental to the best interest of the remaining shareholders of the funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a fund.

DIVIDENDS AND DISTRIBUTIONS

     The Company will distribute substantially all of the net investment income and net realized capital gains, if any, of each fund to each fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Bedford Class unless a shareholder elects otherwise. The net investment income (not including any net short-term capital gains) earned by each fund will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of trading of the NYSE. Net short-term capital gains, if any, will be distributed at least annually.

TAXES

     Distributions from the Money Market Portfolio and the Government Obligations Money Market Portfolio will generally be taxable to shareholders. It is expected that all, or substantially all, of these distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     Distributions from the Municipal Money Market Portfolio will generally constitute tax-exempt income for shareholders for federal income tax purposes. It is possible, depending upon the Portfolios' investments, that a portion of the Portfolio's distributions could be taxable to shareholders as ordinary income or capital gains, but it is not expected that this will be the case.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio generally will not be deductible for federal income tax purposes.

     You should note that a portion of the exempt-interest dividends paid by the Municipal Money Market Portfolio may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

     Although distributions from the Municipal Money Market Portfolio are exempt for federal income tax purposes, they will generally constitute taxable income for state and local income tax purposes except that, subject to limitations that vary depending on the state, distributions from interest paid by a state or municipal entity may be exempt from tax in that state.

     The foregoing is only a summary of certain tax considerations under the current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different United States Federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

     Bedford Shares of the funds are sold without a sales load on a continuous basis by Provident Distributors, Inc., whose principal business address is at Four Falls Corporate Center, West Conshohocken, PA 19428.

The Board of Directors of the Company approved and adopted the Distribution Agreement and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Bedford Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Bedford Class. The actual amount of such compensation is agreed upon from time to time by the Company's Board of Directors and the Distributor. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of .60% of the average daily net assets of the relevant Class on an annualized basis in any year. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

Under the Distribution Agreement and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant
Class serviced by such financial institutions. the Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Bedford Shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Bedford Classes as well as for related direct mail, advertising and promotional expenses.

     Each of the Plans obligates the Company, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Bedford Class the fee agreed to under the Distribution Agreement. Payments under the Plans are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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

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
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.









INVESTMENT ADVISER
BlackRock Institutional Management Corporation
Wilmington, Delaware

DISTRIBUTOR
Provident Distributors, Inc.
West Conshohocken, Pennsylvania

CUSTODIAN
PFPC Trust Company
Lester, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania



[GRAPHIC OMITTED]
MORGAN KEEGAN
MOR
ACCOUNT



PROSPECTUS
THE BEDFORD FAMILY



MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------



DECEMBER 1, 1999

FOR MORE INFORMATION:

     This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Bedford Family is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT

     These reports contain additional information about each of the funds' investments, describe the funds' performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     A Statement of Additional Information, dated December 1, 1999 (SAI), has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Bedford Family, may be obtained free of charge, along with the Bedford Family annual and semi-annual reports, by calling (800) 533-7719. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally considered a part of this Prospectus).

SHAREHOLDER ACCOUNT SERVICE REPRESENTATIVES

     Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 5 p.m. (Eastern time) Monday-Friday. Call: (800) 533-7719.

PURCHASES AND REDEMPTIONS

     Call your broker or (800) 533-7719.

WRITTEN CORRESPONDENCE

Post Office Address:                Bedford Family
                                    c/o PFPC, Inc.
                                    PO Box 8950
                                    Wilmington, DE 19899-8950

Street Address:                     Bedford Family
                                    C/O PFPC, INC.
                                    400 Bellevue Parkway
                                    Wilmington, DE 19809

SECURITIES AND EXCHANGE COMMISSION (SEC)

     You may also view information about The RBB Fund, Inc. and the Bedford Family, including the SAI, by visiting the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at 1-202-942-8090. Copies of this information can be obtained, for a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request to publicinfo@sec.gov.

                    INVESTMENT COMPANY ACT FILE NO. 811-05518

                   THE BEDFORD FAMILY MONEY MARKET PORTFOLIOS
                                       OF
                               THE RBB FUND, INC.




                             Money Market Portfolio

                        Municipal Money Market Portfolio

                  Government Obligations Money Market Portfolio








     This prospectus gives vital information about these money market mutual funds, advised by BlackRock Institutional Management Corporation ("BIMC" or the "Adviser"), including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.

     Please note that these funds:

     (BULLET) are not bank deposits;

     (BULLET) are not federally insured;

     (BULLET) are not obligations of, or guaranteed or endorsed by PNC Bank, National Association, PFPC Trust Company or any other bank;

     (BULLET) are not  obligations  of, or  guaranteed  or endorsed or otherwise
       supported  by  the  U.S.   Government,   the  Federal  Deposit  Insurance
       Corporation, the Federal Reserve Board or any other governmental agency;

     (BULLET) are not guaranteed to achieve their goal(s);

     (BULLET) may not be able to maintain a stable $1 share price and you may lose money.




--------------------------------------------------------------------------------
THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
PROSPECTUS                                                      December 1, 1999

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

TABLE OF CONTENTS
--------------------------------------------------------------------------------

==============================    INTRODUCTION TO THE RISK/RETURN SUMMARY .....5



                                  PORTFOLIO DESCRIPTION

A LOOK AT THE GOALS,                 Money Market .............................6
STRATEGIES,  RISKS, EXPENSES
AND FINANCIAL HISTORY OF             Municipal Money Market ..................11
EACH PORTFOLIO.
                                     Government Obligations Money Market .....16



DETAILS ABOUT THE SERVICE         PORTFOLIO MANAGEMENT
PROVIDERS.
                                     Investment Adviser ......................21

                                     Service Provider Chart ..................22



                                  SHAREHOLDER INFORMATION

POLICIES AND INSTRUCTIONS FOR        Pricing Shares ..........................23
OPENING, MAINTAINING AND
CLOSING AN ACCOUNT IN ANY OF         Purchase of Shares ......................23
THE PORTFOLIOS.
                                     Redemption of Shares ....................25

                                     Dividends and Distributions .............27

                                     Taxes ...................................27
DETAILS ON DISTRIBUTION PLANS.

                                  DISTRIBUTION ARRANGEMENTS ..................28


==============================    FOR MORE INFORMATION ...............Back Cover

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

INTRODUCTION TO THE RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bedford Classes of The RBB Fund, Inc. (the "Company").

     The three classes of common stock (each a "Bedford Class") of the Company offered by this Prospectus represent interests in the Bedford Classes of the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio. This Prospectus and the Statement of Additional Information incorporated herein relate solely to the Bedford Classes of the Company.

     This Prospectus has been organized so that each Portfolio has its own short section with important facts about that particular Portfolio. Once you read the short sections about the Portfolios that interest you, read the sections about Purchase and Redemption of Shares of the Bedford Classes ("Bedford Shares" or "Shares"). These sections apply to all the Portfolios offered by this Prospectus.

MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

ASSET-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REPURCHASE AGREEMENT: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
================================================================================

INVESTMENT GOAL

     The fund seeks to generate current income, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES.

     To achieve this goal, we invest in a diversified portfolio of short term, high quality, U.S. dollar-denominated instruments, including government, bank, commercial and other obligations.

     Specifically, we may invest in:

     1) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).

     2) High quality commercial paper and other obligations issued or guaranteed (or otherwise supported) by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor's, Prime-2 or higher by Moody's, D-2 or higher by Duff & Phelps, F-2 or higher by Fitch or TBW-2 or higher by Thomson BankWatch, as well as high quality corporate bonds rated AA (or Aa) or higher at the time of purchase by those rating agencies.These ratings must be provided by at least two rating agencies, or by the only rating agency providing a rating.

     3) Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

     4)  Asset-backed securities (including interests in pools of assets such as
         mortgages,   installment   purchase   obligations   and   credit   card
         receivables).

     5) Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.

     6)  Dollar-denominated   securities   issued  or   guaranteed   by  foreign
         governments or their political subdivisions, agencies or authorities.

     7)  Securities issued or guaranteed by state or local governmental bodies.

     8)  Repurchase agreements relating to the above instruments.

     The fund seeks to maintain a net asset value of $1.00 per share.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements) will be purchased.

     KEY RISKS

     The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

     The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

     The fund's concentration of its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

     The obligations of foreign banks and other foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.

     Unrated notes, paper and other instruments may be subject to the risk that an issuer may default on its obligation to pay interest and repay principal.

     The obligations issued or guaranteed by state or local government bodies may be issued by entities in the same state and may have interest which is paid from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may impact the fund.

     Treasury obligations differ only in their interest rates, maturities and time of issuance. These differences could result in fluctuations in the value of such securities depending upon the market. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit. The U.S. Government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the fund.

     The fund's investment in asset-backed securities may be negatively impacted by interest rate fluctuations or when an issuer pays principal on an obligation held by the fund earlier or later than expected. These events may affect their value and the return on your investment.

     The fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

     We may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     The fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the fund, BIMC, the fund's investment adviser, is currently working to avoid such problems. BIMC is also working with other systems providers and vendors servicing the Portfolios to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on or after January 1, 2000. Year 2000 problems may also hurt issuers whose securities the fund holds or securities markets generally.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

     RISK / RETURN INFORMATION

     The chart and table below give you a picture of the variability of the fund's long-term performance for Bedford Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

AS OF 12/31
ANNUAL TOTAL RETURNS

1989    1990     1991    1992    1993    1994    1995    1996    1997    1998
----    ----     ----    ----    ----    ----    ----    ----    ----    ----
8.8     7.66     3.75    3.09    2.41    3.49    5.18    4.65    4.88    4.75

YEAR-TO-DATE TOTAL RETURN FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1999:  4.23%
Best Quarter:           9.49%       (quarter ended 6/30/89)
Worst Quarter:          2.34%       (quarter ended 6/30/93)

AS OF 12/31/98
AVERAGE ANNUAL TOTAL RETURNS

                       1 YEAR            5 YEARS         10 YEARS
                       ------            -------         --------
MONEY MARKET           4.75%              4.59%            4.86%

     CURRENT YIELD: The seven-day yield for the period ended 12/31/98 for the fund was 4.38%. Past performance is not an indication of future results. Yields will vary. You may call (800) 533-7719 to obtain the current seven-day yield of the fund.

EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold Bedford Shares of the fund. The table is based on expenses for the most recent fiscal year.

================================================================================
                              IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.

OTHER EXPENSES: Includes administration, transfer agency, custody, professional fees and registration fees.

DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.
================================================================================

     ANNUAL FUND OPERATING EXPENSES*
     (Expenses that are deducted from fund assets)

     Management Fees 1                                          0.36%

     Distribution and service (12b-1) fees                      0.59%

     Other expenses                                             0.13%
                                                                -----

     Total annual fund operating expenses 2                     1.08%
                                                                =====

     * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

     1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2000. As a result of the fee waiver, current management fees of the fund are 0.25% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     2. As a result of the fee waiver set forth in note 1, the total annual fund operating expenses which are estimated to be incurred during the current fiscal year are 0.97%. Although this fee waiver is expected to remain in effect for the current fiscal year, it is voluntary and may be terminated at any time at the option of BIMC.

     EXAMPLE:

     The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR          3 YEARS         5 YEARS         10 YEARS
                    ------          -------         -------         --------
BEDFORD SHARES       $110             $343            $595           $1,317

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS (b)
     (FOR A BEDFORD SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                             MONEY MARKET PORTFOLIO

                                                     FOR THE         FOR THE          FOR THE          FOR THE          FOR THE
                                                   YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995
                                                ---------------  ---------------  ---------------  ---------------  ----------------
Net asset value at beginning of year ...........    $   1.00         $   1.00        $     1.00       $     1.00        $   1.00
                                                    --------         ---------       ----------       ----------        --------
Income from investment operations
   Net investment income .......................      0.0425           0.0473            0.0462           0.0469          0.0486
                                                    --------         ---------       ----------       ----------        --------
     Total from investment operations ..........      0.0425           0.0473            0.0462           0.0469          0.0486
                                                    --------         ---------       ----------       ----------        --------
Less distributions
   Dividends (from net investment income) ......     (0.0425)         (0.0473)          (0.0462)         (0.0469)        (0.0486)
                                                    --------         ---------       ----------       ----------        --------
     Total distributions .......................     (0.0425)         (0.0473)          (0.0462)         (0.0469)        (0.0486)
                                                    --------         ---------       ----------       ----------        --------
Net asset value at end of year .................    $   1.00         $   1.00        $     1.00       $     1.00        $   1.00
                                                    ========         ========        ==========       ==========        ========
Total Return ...................................       4.34%            4.84%             4.72%            4.79%           4.97%
Ratios/Supplemental Data
   Net assets at end of year (000s) ............    $360,123         $762,739        $1,392,911       $1,109,334        $935,821
   Ratios of expenses to average net assets
     After advisory/administration fee waivers .      .97%(a)          .97%(a)           .97%(a)          .97%(a)         .96%(a)
   Ratios of net investment income to average net
     assets
     After advisory/administration fee waivers .       4.25%            4.73%             4.62%            4.69%           4.86%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.08%, 1.10%, 1.12%, 1.14% and 1.17% for the years ended August 31, 1999, 1998,
    1997, 1996 and 1995, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.

MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

GENERAL OBLIGATION BONDS: Bonds which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL SECURITY: A short-term obligation issued by or on behalf of states and possessions of the United States, their political subdivisions and their agencies and authorities.

NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REVENUE BONDS: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

TAX-EXEMPT COMMERCIAL PAPER: Short-term Municipal Securities with maturities of 1 to 270 days.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
================================================================================

INVESTMENT GOAL

     The fund seeks to generate current income exempt from federal income taxes, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES

     To achieve this goal, we invest in a diversified portfolio of Municipal Securities. Specifically, we may invest in:

     1) Fixed and variable rate notes and similar debt instruments rated or issued by issuers who have ratings at the time of purchase of MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by Standard & Poor's, D-2 or higher by Duff & Phelps, or F-2 or higher by Fitch (or guaranteed or otherwise supported by entities with such ratings).

     2) Tax-exempt commercial paper and similar debt instruments rated or issued by issuers who have ratings at the time of purchase of Prime-2 or higher by Moody's, A-2 or higher by Standard & Poor's, D-2 or higher by Duff & Phelps, or F-2 or higher by Fitch (or guaranteed or otherwise supported by entities with such ratings).

     3) Municipal bonds rated or issued by issuers who have ratings at the time of purchase of Aa or higher by Moody's or AA or higher by Standard & Poor's, Duff & Phelps or Fitch (or guaranteed or otherwise supported by entities with such ratings).

     4) Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

     5) Municipal bonds and notes whose principal and interest payments are guaranteed by the U.S. Government or one of its agencies or authorities or which otherwise depend on the credit of the United States.

     The fund seeks to maintain a net asset value of $1.00 per share.

     We normally invest at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from federal income tax or subject to the Federal Alternative Minimum Tax.

     The fund may hold uninvested cash reserves during temporary defensive periods or, if in our opinion suitable Municipal Securities are not available. The fund may hold all of its assets in uninvested cash reserves during temporary defensive periods. Uninvested cash will not earn income.

     We intend to have no more than 25% of its total assets in Municipal Securities of issuers located in the same state.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments) will be purchased.

     KEY RISKS

     The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

     The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

     Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund's assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Moral obligation bonds are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Risk exists that a municipality will not honor moral obligation bonds. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities.

     There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice.

     The fund may invest in bonds whose interest may be subject to the Federal Alternative Minimum Tax. Interest received on these bonds by a taxpayer subject to the Federal Alternative Minimum Tax is taxable.

     We may invest 25% or more of assets in Municipal Securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in Municipal Securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

     We will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-free status of investments and will not do our own analysis regarding tax-free status.

     The fund may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     The fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the fund, BIMC, the fund's investment adviser, is currently working to avoid such problems. BIMC is also working with other systems providers and vendors servicing the Portfolios to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on or after January 1, 2000. Year 2000 problems may also hurt issuers whose securities the fund holds or securities markets generally.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

     RISK / RETURN INFORMATION

     The chart and table below give you a picture of the variability of the fund's long-term performance for Bedford Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

AS OF 12/31
ANNUAL TOTAL RETURNS

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
-----   -----   -----   -----   -----   -----   -----   -----   -----   -----
5.77%   5.32%   3.85%   2.40%   1.86%   2.25%   3.14%   2.89%   2.95%   2.77%

Year-to-date total return for the nine months ended September 30, 1999: 2.41%
Best Quarter:     6.24%    (quarter ended 6/30/89)
Worst Quarter:    1.74%    (quarter ended 3/31/94)

AS OF 12/31/98
AVERAGE ANNUAL TOTAL RETURNS

                            1 YEAR         5 YEARS        10 YEARS
                            ------         -------        --------
MUNICIPAL MONEY MARKEt      2.77%           2.80%           3.31%

     CURRENT YIELD: The seven-day yield for the period ended 12/31/98 for the fund was 2.81%. Past performance is not an indication of future results. Yields will vary. You may call (800) 533-7719 to obtain the current seven-day yield of the fund.

     EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold Bedford Shares of the fund. The table is based on expenses for the most recent fiscal year.

================================================================================
                             IMPORTANT DEFINITIONS
MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.

OTHER EXPENSES: Includes administration, transfer agency, custody, professional fees and registration fees.

DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.
================================================================================

     ANNUAL FUND OPERATING EXPENSES*
     (Expenses that are deducted from fund assets)

     Management Fees 1 ....................................     0.35%

     Distribution and service (12b-1) fees ................     0.59%

     Other expenses .......................................     0.21%
                                                                -----
     Total annual fund operating expenses2 ................     1.15%
                                                                =====

     * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

     1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ended August 31, 2000. As a result of the fee waiver, current management fees of the fund are 0.09% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     2. As a result of the fee waiver set forth in note 1, the total annual fund operating expenses which are estimated to be incurred during the current fiscal year are 0.89%. Although this fee waiver is expected to remain in effect for the current fiscal year, it is voluntary and may be terminated at any time at the option of BIMC.

     EXAMPLE:

     The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                       1 YEAR      3 YEARS        5 YEARS       10 YEARS
                       ------      -------        -------       --------
BEDFORD SHARES          $117         $365          $633          $1,398

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS (b)
     (FOR A BEDFORD SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                        MUNICIPAL MONEY MARKET PORTFOLIO

                                                    FOR THE          FOR THE          FOR THE          FOR THE          FOR THE
                                                  YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995
                                                ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value at beginning of year ...........    $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                                    --------         --------         --------         --------         --------
Income from investment operations
   Net investment income .......................      0.0243           0.0286           0.0285           0.0288           0.0297
                                                    --------         --------         --------         --------         --------
     Total from investment operations ..........      0.0243           0.0286           0.0285           0.0288           0.0297
                                                    --------         --------         --------         --------         --------

Less distributions
   Dividends (from net investment income) ......     (0.0243)         (0.0286)         (0.0285)         (0.0288)         (0.0297)
                                                    --------         --------         --------         --------         --------
     Total distributions .......................     (0.0243)         (0.0286)         (0.0285)         (0.0288)         (0.0297)
                                                    --------         --------         --------         --------         --------
Net asset value at end of year .................    $   1.00         $   1.00         $   1.00           $ 1.00           $ 1.00
                                                    ========         ========         ========         ========         ========
Total Return ...................................       2.46%            2.97%            2.88%            2.92%            3.01%
Ratios/Supplemental Data
   Net assets at end of period (in thousands) ..    $150,278         $147,633         $213,034         $201,940         $198,425
Ratios of expenses to average net assets
     After advisory/administration fee waivers .      .89%(a)          .89%(a)          .85%(a)          .84%(a)          .82%(a)
Ratios of net investment income to average
   net assets
     After advisory/administration fee waivers .       2.43%             2.86%           2.85%            2.88%            2.97%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.15%, 1.15%, 1.14%, 1.12% and 1.14% for the years ended August 31, 1999,
    1998, 1997, 1996 and 1995, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.

GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

================================================================================
                             IMPORTANT DEFINITIONS

ASSET-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REPURCHASE AGREEMENT: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
================================================================================

INVESTMENT GOAL

     The fund seeks to generate current income to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES

     To achieve this goal, we invest exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and related repurchase agreements.

     The fund seeks to maintain a net asset value of $1.00 per share.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. The fund may also purchase unrated securities determined by us to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements) will be purchased.

     SECURITIES LENDING

     The fund may lend some of its securities on a short-term basis in order to earn extra income. The fund will receive collateral in cash or high quality securities equal to the current value of the loaned securities. These loans will be limited to 33 1/3% of the value of the fund's total assets.

     KEY RISKS

     The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

     The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

     Treasury obligations differ only in their interest rates, maturities and time of issuance. These differences could result in fluctuations in the value of such securities depending upon the market. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit. The U.S. Government gives no assurances that it will provide financial support if it is not obligated to do so by law. Default in these issuers could negatively impact the fund.

     The fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

     We may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     Securities loans involve the risk of a delay in receiving additional collateral if the value of the securities goes up while they are on loan. There is also the risk of delay in recovering the loaned securities and of losing rights to the collateral if a borrower goes bankrupt. Therefore, the fund may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

     The fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the fund, BIMC, the fund's investment adviser, is currently working to avoid such problems. BIMC is also working with other systems providers and vendors servicing the Portfolios to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on or after January 1, 2000. Year 2000 problems may also hurt issuers whose securities the fund holds or securities markets generally.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

     RISK/RETURN INFORMATION

     The chart and table below give you a picture of the variability of the fund's long-term performance for Bedford Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

AS OF 12/31
ANNUAL TOTAL RETURNS

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
----    -----   -----   -----   -----   -----   -----   -----   -----   -----
8.62%   7.44%   5.42%   3.01%   2.29%   3.41%   5.06%   4.54%   4.68%   4.59%

Year-to-date total return for the nine months ended September 30, 1999:  4.11%
Best Quarter:           9.21%       (quarter ended 6/30/89)
Worst Quarter:          2.29%       (quarter ended 3/31/94)

AS OF 12/31/98
AVERAGE ANNUAL TOTAL RETURNS

                                         1 YEAR        5 YEARS       10 YEARS
                                         ------        -------       --------
GOVERNMENT OBLIGATIONS MONEY MARKET       4.59%         4.45%          4.89%

     CURRENT YIELD: The seven-day yield for the period ended 12/31/98 for the fund was 4.15%. Past performance is not an indication of future results. Yields will vary. You may call (800) 533-7719 to obtain the current seven-day yield of the fund.

     EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold Bedford Shares of the fund. The table is based on expenses for the most recent fiscal year.
================================================================================
                              IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.

OTHER EXPENSES: Includes administration, transfer agency, custody, professional fees and registration fees.

DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.
================================================================================

     ANNUAL FUND OPERATING EXPENSES*
     (Expenses that are deducted from fund assets)

     Management Fees 1 ..................................       0.42%

     Distribution and service (12b-1) fees ..............       0.60%

     Other expenses .....................................       0.11%
                                                                -----
     Total annual fund operating expenses 2 .............       1.13%
                                                                =====

     * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

     1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2000. As a result of the fee waiver, current management fees of the fund are 0.265% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     2. As a result of the fee waiver set forth in note 1, the total annual fund operating expenses which are estimated to be incurred during the current fiscal year are 0.975%. Although this fee waiver is expected to remain in effect for the current fiscal year, it is voluntary and may be terminated at any time at the option of BIMC.

EXAMPLE:

     The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     1 YEAR        3 YEARS        5 YEARS        10 YEARS
                     ------        -------        -------        --------
BEDFORD SHARES        $115          $359           $622           $1,375

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS (b)
     (FOR A BEDFORD SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                                                    FOR THE          FOR THE          FOR THE          FOR THE           FOR THE
                                                  YEAR ENDED        YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995
                                                ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value at beginning of year ...........    $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                                    --------         --------         --------         --------         --------
Income from investment operations
   Net investment income .......................      0.0409           0.0464           0.0449           0.0458           0.0475
                                                    --------         --------         --------         --------         --------
     Total from investment operations ..........      0.0409           0.0464           0.0449           0.0458           0.0475
                                                    --------         --------         --------         --------         --------
Less distributions
   Dividends (from net investment income) ......     (0.0409)         (0.0464)         (0.0449)         (0.0458)         (0.0475)
                                                    --------         --------         --------         --------         --------
     Total distributions .......................     (0.0409)         (0.0464)         (0.0449)         (0.0458)         (0.0475)
                                                    --------         --------         --------         --------         --------
Net asset value at end of year .................    $   1.00         $   1.00         $   1.00         $   1.00           $ 1.00
                                                    ========         ========         ========         ========         ========
     Total Return ..............................       4.17%             4.74%           4.59%            4.68%            4.86%
Ratios/Supplemental Data
   Net assets at end of period (in thousands) ..    $113,050         $128,447         $209,715         $192,599         $163,398
   Ratios of expenses to average net assets
     After advisory/administration fee waivers .     .975%(a)         .975%(a)         .975%(a)         .975%(a)         .975%(a)
   Ratios of net investment income to average
     net assets
     After advisory/administration fee waivers .       4.09%            4.63%            4.49%            4.58%            4.75%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.13%, 1.10%, 1.09%, 1.10% and 1.13% for the years ended August 31, 1999, 1998, 1997, 1996 and 1995, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.

PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

     INVESTMENT ADVISER

     BIMC, a majority-owned indirect subsidiary of PNC Bank, N.A. serves as investment adviser and is responsible for all purchases and sales of each fund's portfolio securities. BIMC and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $52.9 billion. BIMC (formerly known as PNC Institutional Management Corporation or PIMC) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, DE 19809.

     For the fiscal year ended August 31, 1999, BIMC received the following fees as a percentage of each fund's average net assets:

     Money Market Portfolio                                  .250%
     Municipal Money Market Portfolio                        .090%
     Government Obligations Money Market Portfolio           .265%

     The following chart shows the funds' other service providers and includes their addresses and principal activities.

                                  ------------
                                  SHAREHOLDERS
                                  ------------

Distribution and
Shareholder Services

 ------------------------------------  -----------------------------------------
         PRINCIPAL DISTRIBUTOR                       TRANSFER AGENT

     PROVIDENT DISTRIBUTORS, INC.                       PFPC INC.
 FOUR FALLS CORPORATE CENTER, 6TH FL.             400 BELLEVUE PARKWAY
      WEST CONSHOHOCKEN, PA 19428                  WILMINGTON, DE 19809

    Distributes shares of the funds.          Handles shareholder services,
                                        including record-keeping and statements,
                                        distribution of dividends and processing
                                                of buy and sell requests.
 ------------------------------------  -----------------------------------------


Asset
Management

 ------------------------------------  -----------------------------------------
    INVESTMENT ADVISER                                   CUSTODIAN

  BLACKROCK INSTITUTIONAL                           PFPC TRUST COMPANY
  MANAGEMENT CORPORATION                             200 STEVENS DRIVE
   400 BELLEVUE PARKWAY                              LESTER, PA 19113
   WILMINGTON, DE 19809
                                            Holds each fund's assets, settles
Manages each fund's business                all portfolio trades and collects
and  investment activities.                     most of the valuation data
                                              required for calculating each
                                              fund's net asset value ("NAV").

 ------------------------------------  -----------------------------------------


Fund
Operations

 ------------------------------------
      ADMINISTRATOR AND FUND
         ACCOUNTING AGENT

             PFPC INC.
       400 BELLEVUE PARKWAY
       WILMINGTON, DE 19809

  Provides facilities, equipment
    and personnel to carry out
 administrative services related
 to each fund and calculates each
      fund's NAV, dividends
        and distributions.
 ------------------------------------


                        ---------------------------------
                               BOARD OF DIRECTORS

                        Supervises the funds' activities.
                        ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING SHARES

     The price of your shares is also referred to as the net asset value (NAV).

     The NAV is determined twice daily at 12:00 noon and at 4:00 p.m., Eastern Time, each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. It is calculated by dividing a fund's total assets, less its liabilities, by the number of shares outstanding.

     Each fund values its securities using amortized cost. This method values a fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of changing interest rates.

PURCHASE OF SHARES

     GENERAL. You may purchase Bedford Shares through an account maintained by your brokerage firm (the "Account") and you may also purchase Shares directly by mail or wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Company in its sole discretion may accept or reject any order for purchases of Bedford Shares.

     Purchases will be effected at the net asset value next determined after PFPC, the Company's transfer agent, has received a purchase order in good order and the Company's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by the Company by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by PFPC after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day, will be executed as of the close of regular trading on the NYSE on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Company as of the close of regular trading on the NYSE or later, and orders as to which payment has been converted to Federal Funds as of the close of regular trading on the NYSE or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.

     PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an Account with your broker through procedures and requirements established by your broker. In such event, beneficial ownership of Bedford Shares will be recorded by your broker and will be reflected in the Account statements provided to you by your broker. Your broker may impose minimum investment Account requirements. Even if your broker does not impose a sales charge for purchases of Bedford Shares, depending on the terms of your Account with your broker, the broker may charge to your Account fees for automatic investment and other services provided to your Account. Information concerning Account requirements, services and charges should be obtained from your broker, and you should read this Prospectus in conjunction with any information received from your broker. Shares are held in the street name account of your broker and if you desire to transfer such shares to the street name account of another broker, you should contact your current broker.

     A broker with whom you maintain an Account may offer you the ability to purchase Bedford Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. If you participate in a Purchase Program, then you will have your "free-credit" cash balances in your Account automatically invested in Shares of the

     Bedford Class designated by you as the "Primary Bedford Class" for your Purchase Program. The frequency of investments and the minimum investment requirement will be established by the broker and the Company. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in your Account to participate in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning your Account under a Purchase Program should be directed to your broker. As a participant in a Purchase Program, you may change the designation of the Primary Bedford Class at any time by so instructing your broker.

     If your broker makes special arrangements under which orders for Bedford Shares are received by PFPC prior to 12:00 noon Eastern Time, and your broker guarantees that payment for such Shares will be made in available Federal Funds to the Company's custodian prior to the close of regular trading on the NYSE on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC. Otherwise, if the broker has not made such an arrangement, pricing of shares will occur as described above under "General".

     DIRECT PURCHASES. You may also make direct investments at any time in any Bedford Class you select through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). You may make an initial investment in any of the Bedford Classes by mail by fully completing and signing an application obtained from a Dealer (the "Application"), specifying the Portfolio in which you wish to invest, and mailing it, together with a check payable to "The Bedford Family" to the Bedford Family, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An Application will be returned to you unless it contains the name of the Dealer from whom you obtained it. Subsequent purchases may be made through a Dealer or by forwarding payment to the Company's transfer agent at the foregoing address.

     Provided that your investment is at least $2,500, you may also purchase Shares in any of the Bedford Classes by having your bank or Dealer wire Federal Funds to the Company's Custodian, PFPC Trust Company. Your bank or Dealer may impose a charge for this service. The Company does not currently charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of your Federal Funds wire, for an initial investment, it is important that you follow these steps:

       A. Telephone the Company's transfer agent, PFPC, toll-free (800) 533-7719 and provide your name, address, telephone number, Social Security or Tax Identification Number, the Bedford Class selected, the amount being wired, and by which bank or Dealer. PFPC will then provide you with an account number. (If you have an existing account, you should also notify PFPC prior to wiring funds.)

       B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to PFPC's account with PNC Bank. PNC Bank, N.A., Philadelphia, PA
          ABA-0310-0005-3.
          FROM: (your name)
          ACCOUNT NUMBER:  (your account number with the Portfolio)
          FOR PURCHASE OF: (name of the Portfolio)
          AMOUNT: (amount to be invested)

       C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process initial purchases until it receives a fully completed and signed Application.

     For subsequent investments, you should follow steps A and B above.

     RETIREMENT PLANS. Bedford Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PFPC Trust Company acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with your tax adviser.

REDEMPTION OF SHARES

     GENERAL. Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Company's transfer agent, PFPC. You may redeem all or some of your Shares in accordance with one of the procedures described below.

     REDEMPTION OF SHARES IN AN ACCOUNT. If you beneficially own Bedford Shares through an Account, you may redeem Bedford Shares in your Account in accordance with instructions and limitations pertaining to your Account by contacting your broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Company's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading on the NYSE on a Business Day, the redemption will be effective as of the close of regular trading on the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all of your Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

     Your brokerage firm may also redeem each day a sufficient number of Shares of the Primary Bedford Class to cover debit balances created by transactions in your Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

     Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

     REDEMPTION OF SHARES OWNED DIRECTLY. If you own Shares directly, you may redeem any number of Shares by sending a written request to The Bedford Family c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer
Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

     If you are a direct investor, you may redeem your Shares without charge by telephone if you have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, you must file a Telephone Authorization Form with PFPC. This form is available from PFPC. Once this election has been made, you may simply contact PFPC by telephone to request the redemption by calling (800) 533-7719. Neither the Company, the Distributor, the Portfolios, the Administrator nor any other Company agent will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that they reasonably believe to be genuine.

     The Company's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms;
(2) requiring the caller to provide the names of the account owners, the account social security number and name of the portfolio, all of which must match the Company's records; (3) requiring the Company's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the Company elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners or other industry professionals, additional documentation or information regarding the scope of authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

     Proceeds of a telephone redemption request will be mailed by check to your registered address unless you have designated in your Application or Telephone Authorization Form that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to your bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Company may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

     REDEMPTION BY CHECK. If you are a direct investor or you do not have check writing privileges for your Account, the Company will provide to you forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, your broker may establish a higher minimum. If you wish to use this check writing redemption procedure, you should complete specimen signature cards (available from PFPC), and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. If you own Shares through an Account, you should contact your broker for signature cards. Investors with joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Company or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

     When a check is presented to PNC Bank for clearance, PNC Bank, as your agent, will cause the Company to redeem a sufficient number of your full and fractional Shares to cover the amount of the check. This procedure enables you to continue to receive dividends on your Shares representing the amount being redeemed by check until such time as the check is presented to PNC Bank.
Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

     ADDITIONAL REDEMPTION INFORMATION. The Company ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Company will redeem Shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. You should consider purchasing Shares using a certified or bank check or money order if you anticipate an immediate need for redemption proceeds.

     The Company does not impose a charge when Shares are redeemed. The Company reserves the right to redeem any account in a Bedford Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day notice period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the SEC.

     If the Board of Directors determines that it would be detrimental to the best interest of the remaining shareholders of the funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a fund.

DIVIDENDS AND DISTRIBUTIONS

     The Company will distribute substantially all of the net investment income and net realized capital gains, if any, of each fund to each fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Bedford Class unless a shareholder elects otherwise. The net investment income (not including any net short-term capital gains) earned by each fund will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of trading of the NYSE. Net short-term capital gains, if any, will be distributed at least annually.

TAXES

     Distributions from the Money Market Portfolio and the Government Obligations Money Market Portfolio will generally be taxable to shareholders. It is expected that all, or substantially all, of these distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     Distributions from the Municipal Money Market Portfolio will generally constitute tax-exempt income for shareholders for federal income tax purposes. It is possible, depending upon the Portfolios' investments, that a portion of the Portfolio's distributions could be taxable to shareholders as ordinary income or capital gains, but it is not expected that this will be the case.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio generally will not be deductible for federal income tax purposes.

     You should note that a portion of the exempt-interest dividends paid by the Municipal Money Market Portfolio may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

     Although distributions from the Municipal Money Market Portfolio are exempt for federal income tax purposes, they will generally constitute taxable income for state and local income tax purposes except that, subject to limitations that vary depending on the state, distributions from interest paid by a state or municipal entity may be exempt from tax in that state.

     The foregoing is only a summary of certain tax considerations under the current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different United States Federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

     Bedford Shares of the funds are sold without a sales load on a continuous basis by Provident Distributors, Inc., whose principal business address is at Four Falls Corporate Center, West Conshohocken, PA 19428.

The Board of Directors of the Company approved and adopted the Distribution Agreement and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Bedford Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Bedford Class. The actual amount of such compensation is agreed upon from time to time by the Company's Board of Directors and the Distributor. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of .60% of the average daily net assets of the relevant Class on an annualized basis in any year. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

Under the Distribution Agreement and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant
Class serviced by such financial institutions. the Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Bedford Shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Bedford Classes as well as for related direct mail, advertising and promotional expenses.

     Each of the Plans obligates the Company, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Bedford Class the fee agreed to under the Distribution Agreement. Payments under the Plans are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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

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

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.









INVESTMENT ADVISER
BlackRock Institutional Management Corporation
Wilmington, Delaware

DISTRIBUTOR
Provident Distributors, Inc.
West Conshohocken, Pennsylvania

CUSTODIAN
PFPC Trust Company
Lester, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania


                                     MORGAN
                                     KEEGAN

                          Morgan Keegan & Company, Inc.
                         Members New York Stock Exchange



PROSPECTUS
THE BEDFORD FAMILY



MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------


DECEMBER 1, 1999

FOR MORE INFORMATION:

     This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Bedford Family is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT

     These reports contain additional information about each of the funds' investments, describe the funds' performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     A Statement of Additional Information, dated December 1, 1999 (SAI), has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Bedford Family, may be obtained free of charge, along with the Bedford Family annual and semi-annual reports, by calling (800) 533-7719. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally considered a part of this Prospectus).

SHAREHOLDER ACCOUNT SERVICE REPRESENTATIVES

     Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 5 p.m. (Eastern time) Monday-Friday. Call: (800) 533-7719.

PURCHASES AND REDEMPTIONS

     Call your broker or (800) 533-7719.

WRITTEN CORRESPONDENCE

Post Office Address:                Bedford Family
                                    c/o PFPC, Inc.
                                    PO Box 8950
                                    Wilmington, DE 19899-8950

Street Address:                     Bedford Family
                                    C/O PFPC, INC.
                                    400 Bellevue Parkway
                                    Wilmington, DE 19809

SECURITIES AND EXCHANGE COMMISSION (SEC)

     You may also view information about The RBB Fund, Inc. and the Bedford Family, including the SAI, by visiting the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at 1-202-942-8090. Copies of this information can be obtained, for a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request to publicinfo@sec.gov.

                    INVESTMENT COMPANY ACT FILE NO. 811-05518

                                     BEDFORD

                        MUNICIPAL MONEY MARKET PORTFOLIO
                                       OF
                               THE RBB FUND, INC.

     This prospectus gives vital information about this money market mutual fund, advised by BlackRock Institutional Management Corporation ("BIMC" or the "Adviser"), including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.

     Please note that this fund:

     (BOX) is not a bank deposit;

     (BOX) is not federally insured;

     (BOX) is not an obligation of, or guaranteed or endorsed by PNC Bank, National Association, PFPC Trust Company or any other bank;

     (BOX) is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency;

     (BOX) is not guaranteed to achieve its goals.

     (BOX) may not be able to maintain a stable $1 share price and you may lose money.








--------------------------------------------------------------------------------
THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

PROSPECTUS                                                     December 1, 1999

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




TABLE OF CONTENTS
--------------------------------------------------------------------------------



-------------------------    INTRODUCTION TO THE RISK/RETURN SUMMARY          5
A LOOK AT THE GOALS,
STRATEGIES, RISKS,
EXPENSES AND FINANCIAL
HISTORY OF THE PORTFOLIO.    PORTFOLIO DESCRIPTION ..................         6


DETAILS ABOUT THE SERVICE    PORTFOLIO MANAGEMENT
PROVIDERS.
                                  Investment Adviser ................        11

                                  Service Provider Chart ............        12


POLICIES AND INSTRUCTIONS    SHAREHOLDER INFORMATION
FOR OPENING, MAINTAINING
AND CLOSING AN ACCOUNT IN         Pricing Shares ....................        13
THE PORTFOLIO.
                                  Purchase of Shares ................        13

                                  Redemption of Shares ..............        15

                                  Dividends and Distributions .......        17

                                  Taxes .............................        17


DETAILS ON DISTRIBUTION      DISTRIBUTION ARRANGEMENTS ..............        18
PLANS.
-------------------------
                             FOR MORE INFORMATION ................... Back Cover

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




INTRODUCTION TO THE RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bedford Class of The Municipal Money Market Portfolio of The RBB Fund, Inc. (the "Company").

     This class of common stock (a "Bedford Class") of the Company offered by this Prospectus represents an interest in the Bedford Class of the Municipal Money Market Portfolio. This Prospectus and the Statement of Additional
Information incorporated herein relate solely to the Bedford Classes of the Company.

     This Prospectus has been organized so that there is a short section with important facts about the Portfolio's goals, strategies, risks, expenses and financial history. Once you read the short section, read the section about Purchase and Redemption of Shares of the Bedford Class ("Bedford Shares" or "Shares").

MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              IMPORTANT DEFINITIONS

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

GENERAL OBLIGATION BONDS: Bonds which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL SECURITY: A short-term obligation issued by or on behalf of states and possessions of the United States, their political subdivisions and their agencies and authorities.

NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REVENUE BONDS: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

TAX-EXEMPT COMMERCIAL PAPER: Short-term Municipal Securities with maturities of 1 to 270 days.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
--------------------------------------------------------------------------------

INVESTMENT GOAL

     The fund seeks to generate current income exempt from federal income taxes, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES

     To achieve this goal, we invest in a diversified portfolio of Municipal Securities.

     Specifically, we may invest in:

          1) Fixed and variable rate notes and similar debt instruments rated or issued by issuers who have ratings at the time of purchase of MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by Standard & Poor's, D-2 or higher by Duff & Phelps, or F-2 or higher by Fitch (or guaranteed or otherwise supported by entities with such ratings).

          2) Tax-exempt commercial paper and similar debt instruments rated or issued by issuers who have ratings at the time of purchase of Prime-2 or higher by Moody's, A-2 or higher by Standard & Poor's, D-2 or higher by Duff & Phelps, or F-2 or higher by Fitch (or guaranteed or otherwise supported by entities with such ratings).

          3) Municipal bonds rated or issued by issuers who have ratings at the time of purchase of Aa or higher by Moody's or AA or higher by Standard & Poor's, Duff & Phelps or Fitch (or guaranteed or otherwise supported by entities with such ratings).

          4) Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

          5) Municipal bonds and notes whose principal and interest payments are guaranteed by the U.S. Government or one of its agencies or authorities or which otherwise depend on the credit of the United States.

     The fund seeks to maintain a net asset value of $1.00 per share.

     We normally invest at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from federal income tax or subject to the Federal Alternative Minimum Tax.

     The fund may hold uninvested cash reserves during temporary defensive periods or, if in our opinion suitable Municipal Securities are not available. The fund may hold all of its assets in uninvested cash reserves during temporary defensive periods. Uninvested cash will not earn income.

     We intend to have no more than 25% of its total assets in Municipal Securities of issuers located in the same state.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments) will be purchased.

     KEY RISKS

     The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

     The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

     Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund's assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Moral obligation bonds are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Risk exists that a municipality will not honor moral obligation bonds. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities.

     There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice.

     The fund may invest in bonds whose interest may be subject to the Federal Alternative Minimum Tax. Interest received on these bonds by a taxpayer subject to the Federal Alternative Minimum Tax is taxable.

     We may invest 25% or more of assets in Municipal Securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in Municipal Securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

     We will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-free status of investments and will not do our own analysis regarding tax-free status.

     The fund may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     The fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the fund, BIMC is currently working to avoid such problems. BIMC, the fund's investment adviser, is also working with other systems providers and vendors servicing the Portfolios to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on or after January 1, 2000. Year 2000 problems may also hurt issuers whose securities the fund holds or securities markets generally.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

     RISK/RETURN INFORMATION

     The chart and table below give you a picture of the variability of the fund's long-term performance for Bedford Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

AS OF 12/31
ANNUAL TOTAL RETURNS

[GRAPHICOMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
   ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
   5.77%   5.32%   3.85%   2.40%   1.86%   2.25%   3.14%   2.89%   2.95%   2.77%

Year-to-date total return for the nine months ended September 30, 1999:  2.41%
Best Quarter:           6.24%       (quarter ended 6/30/89)
Worst Quarter:          1.74%       (quarter ended 3/31/94)

AS OF 12/31/98
AVERAGE ANNUAL TOTAL RETURNS

                                      1 YEAR            5 YEARS         10 YEARS
                                     --------          --------         --------
MUNICIPAL MONEY MARKET                2.77%             2.80%             3.31%

--------------------------------------------------------------------------------
                              IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.

OTHER EXPENSES: Includes administration, transfer agency, custody, professional fees and registration fees.

DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.
--------------------------------------------------------------------------------

     CURRENT YIELD: The seven-day yield for the period ended 12/31/98 for the fund was 2.81%. Past performance is not an indication of future results. Yields will vary. You may call (800) 533-7719 to obtain the current seven-day yield of the fund.

     EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold Bedford Shares of the fund. The table is based on expenses for the most recent fiscal year.

     ANNUAL FUND OPERATING EXPENSES*
     (Expenses that are deducted from fund assets)

     Management Fees 1                                          0.35%

     Distribution and service (12b-1) fees                      0.59%

     Other expenses                                             0.21%
                                                                -----
     Total annual fund operating expenses 2                     1.15%
                                                                =====

     * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

     1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2000. As a result of the fee waiver, current management fees of the fund are 0.09% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     2. As a result of the fee waiver set forth in note 1, the total annual fund operating expenses which are estimated to be incurred during the current fiscal year are 0.89%. Although this fee waiver is expected to remain in effect for the current fiscal year, it is voluntary and may be terminated at any time at the option of BIMC.

     EXAMPLE:

     The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

                      1 YEAR        3 YEARS         5 YEARS        10 YEARS
                      ------        -------         -------        --------
BEDFORD SHARES         $117           $365           $633           $1,398

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS (B)
     (FOR A BEDFORD SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                        MUNICIPAL MONEY MARKET PORTFOLIO

                                                       FOR THE        FOR THE         FOR THE           FOR THE          FOR THE
                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                  AUGUST 31, 1999 AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995
                                                  --------------- ---------------  ---------------  ---------------  ---------------
Net asset value at beginning of year ..............    $   1.00     $   1.00          $   1.00         $   1.00        $   1.00
                                                       --------     --------          --------         --------        --------
Income from investment operations
   Net investment income ..........................      0.0243       0.0286            0.0285           0.0288          0.0297
                                                       --------     --------          --------         --------        --------
     Total from investment operations .............      0.0243       0.0286            0.0285           0.0288          0.0297
                                                       --------     --------          --------         --------        --------

Less distributions
   Dividends (from net investment income) .........     (0.0243)     (0.0286)          (0.0285)         (0.0288)        (0.0297)
                                                       --------     --------          --------         --------        --------
     Total distributions ..........................     (0.0243)     (0.0286)          (0.0285)         (0.0288)        (0.0297)
                                                       --------     --------          --------         --------        --------
Net asset value at end of year ....................    $   1.00     $   1.00          $   1.00         $   1.00        $   1.00
                                                       ========     ========          ========         ========        ========
Total return ......................................       2.46%        2.97%             2.88%            2.92%           3.01%
Ratios/Supplemental Data
   Net assets at end of period (in thousands) .....    $150,278     $147,633          $213,034         $201,940        $198,425
   Ratios of expenses to average net assets
     After advisory/administration fee waivers ....      .89%(a)      .89%(a)           .85%(a)          .84%(a)         .82%(a)
   Ratios of net investment income to average
   net assets
     After advisory/administration fee waivers ....       2.43%        2.86%             2.85%            2.88%           2.97%


(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.15%, 1.15%, 1.14%, 1.12% and 1.14% for the years ended August 31, 1999,
     1998, 1997, 1996 and 1995, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.

PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

     INVESTMENT ADVISER

     BIMC, a majority-owned indirect subsidiary of PNC Bank, N.A. serves as investment adviser and is responsible for all purchases and sales of the fund's portfolio securities. BIMC and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $52.9 billion. BIMC (formerly known as PNC Institutional Management Corporation or PIMC) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, DE 19809.

     For the fiscal year ended August 31, 1999, BIMC received an advisory fee of .09% of the fund's average net assets.

     The following chart shows the funds' other service providers and includes their addresses and principal activities.

                                  ------------
                                  SHAREHOLDERS
                                  ------------

Distribution and
Shareholder Services

 ------------------------------------  -----------------------------------------
         PRINCIPAL DISTRIBUTOR                       TRANSFER AGENT

     PROVIDENT DISTRIBUTORS, INC.                       PFPC INC.
 FOUR FALLS CORPORATE CENTER, 6TH FL.             400 BELLEVUE PARKWAY
      WEST CONSHOHOCKEN, PA 19428                  WILMINGTON, DE 19809

    Distributes shares of the fund.           Handles shareholder services,
                                        including record-keeping and statements,
                                        distribution of dividends and processing
                                                of buy and sell requests.
 ------------------------------------  -----------------------------------------


Asset
Management

 ------------------------------------  -----------------------------------------
    INVESTMENT ADVISER                                   CUSTODIAN

  BLACKROCK INSTITUTIONAL                           PFPC TRUST COMPANY
  MANAGEMENT CORPORATION                             200 STEVENS DRIVE
   400 BELLEVUE PARKWAY                              LESTER, PA 19113
   WILMINGTON, DE 19809
                                             Holds the fund's assets, settles
Manages the fund's business                 all portfolio trades and collects
and  investment activities.                     most of the valuation data
                                               required for calculating the
                                              fund's net asset value ("NAV").

 ------------------------------------  -----------------------------------------


Fund
Operations

 ------------------------------------
      ADMINISTRATOR AND FUND
         ACCOUNTING AGENT

             PFPC INC.
       400 BELLEVUE PARKWAY
       WILMINGTON, DE 19809

  Provides facilities, equipment
    and personnel to carry out
 administrative services related
  to the fund and calculates the
      fund's NAV, dividends
        and distributions.
 ------------------------------------


                        ---------------------------------
                               BOARD OF DIRECTORS

                        Supervises the fund's activities.
                        ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING SHARES

     The price of your shares is also referred to as the net asset value (NAV).

     The NAV is determined twice daily at 12:00 noon and at 4:00 p.m., Eastern time, each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. It is calculated by dividing a fund's total assets, less its liabilities, by the number of shares outstanding.

     Each fund values its securities using amortized cost. This method values a fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of changing interest rates.

PURCHASE OF SHARES

     GENERAL. You may purchase Bedford Shares through an account maintained by your brokerage firm (the "Account") and you may also purchase Shares directly by mail or wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Company in its sole discretion may accept or reject any order for purchases of Bedford Shares.

     Purchases will be effected at the net asset value next determined after PFPC, the Company's transfer agent, has received a purchase order in good order and the Company's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by the Company by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by PFPC after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day, will be executed as of the close of regular trading on the NYSE on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Company as of the close of regular trading on the NYSE or later, and orders as to which payment has been converted to Federal Funds as of the close of regular trading on the NYSE or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.

     PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an Account with your broker through procedures and requirements established by your broker. In such event, beneficial ownership of Bedford Shares will be recorded by your broker and will be reflected in the Account statements provided to you by your broker. Your broker may impose minimum investment Account requirements. Even if your broker does not impose a sales charge for purchases of Bedford Shares, depending on the terms of your Account with your broker, the broker may charge to your Account fees for automatic investment and other services provided to your Account. Information concerning Account requirements, services and charges should be obtained from your broker, and you should read this Prospectus in conjunction with any information received from your broker. Shares are held in the street name account of your broker and if you desire to transfer such shares to the street name account of another broker, you should contact your current broker.

     A broker with whom you maintain an Account may offer you the ability to purchase Bedford Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. If you participate in a Purchase Program, then you will have your "free-credit" cash balances in your Account automatically invested in Shares of the

Bedford Class designated by you as the "Primary Bedford Class" for your Purchase Program. The frequency of investments and the minimum investment requirement will be established by the broker and the Company. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in your Account to participate in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning your Account under a Purchase Program should be directed to your broker. As a participant in a Purchase Program, you may change the designation of the Primary Bedford Class at any time by so instructing your broker.

     If your broker makes special arrangements under which orders for Bedford Shares are received by PFPC prior to 12:00 noon Eastern Time, and your broker guarantees that payment for such Shares will be made in available Federal Funds to the Company's custodian prior to the close of regular trading on the NYSE on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC. Otherwise, if the broker has not made such an arrangement, pricing of shares will occur as described above under "General."

     DIRECT PURCHASES. You may also make direct investments at any time in any Bedford Class you select through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). You may make an initial investment in any of the Bedford Classes by mail by fully completing and signing an application obtained from a Dealer (the "Application"), specifying the Portfolio in which you wish to invest, and mailing it, together with a check payable to "The Bedford Family" to the Bedford Family, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An Application will be returned to you unless it contains the name of the Dealer from whom you obtained it. Subsequent purchases may be made through a Dealer or by forwarding payment to the Company's transfer agent at the foregoing address.

     Provided that your investment is at least $2,500, you may also purchase Shares in any of the Bedford Classes by having your bank or Dealer wire Federal Funds to the Company's Custodian, PFPC Trust Company. Your bank or Dealer may impose a charge for this service. The Company does not currently charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of your Federal Funds wire, for an initial investment, it is important that you follow these steps:

     A. Telephone the Company's transfer agent, PFPC, toll-free (800) 533-7719 and provide your name, address, telephone number, Social Security or Tax Identification Number, the Bedford Class selected, the amount being wired, and by which bank or Dealer. PFPC will then provide you with an account number. (If you have an existing account, you should also notify PFPC prior to wiring funds.)

     B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to PFPC's account with PNC Bank. PNC Bank, N.A., Philadelphia, PA ABA-0310-0005-3.
          FROM: (your name)
          ACCOUNT NUMBER: (your account number with the Portfolio)
          FOR PURCHASE OF: (name of the Portfolio)
          AMOUNT: (amount to be invested)

     C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process initial purchases until it receives a fully completed and signed Application.

For subsequent investments, you should follow steps A and B above.

     RETIREMENT PLANS. Bedford Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PFPC Trust Company acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with your tax adviser.

REDEMPTION OF SHARES

     GENERAL. Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Company's transfer agent, PFPC. You may redeem all or some of your Shares in accordance with one of the procedures described below.

     REDEMPTION OF SHARES IN AN ACCOUNT. If you beneficially own Bedford Shares through an Account, you may redeem Bedford Shares in your Account in accordance with instructions and limitations pertaining to your Account by contacting your broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Company's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading on the NYSE on a Business Day, the redemption will be effective as of the close of regular trading on the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all of your Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

     Your brokerage firm may also redeem each day a sufficient number of Shares of the Primary Bedford Class to cover debit balances created by transactions in your Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

     Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

     REDEMPTION OF SHARES OWNED DIRECTLY. If you own Shares directly, you may redeem any number of Shares by sending a written request to The Bedford Family c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer
Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

     If you are a direct investor, you may redeem your Shares without charge by telephone if you have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, you must file a Telephone Authorization Form with PFPC. This form is available from PFPC. Once this election has been made, you may simply contact PFPC by telephone to request the redemption by calling (800) 533-7719. Neither the Company, the Distributor, the Portfolios, the Administrator nor any other Company agent will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that they reasonably believe to be genuine.

     The Company's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms;
(2) requiring the caller to provide the names of the account owners, the account social security number and name of the portfolio, all of which must match the Company's records; (3) requiring the Company's service representative to complete a telephone transaction form, listing all of the above caller iden-tification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the Company elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners or other industry professionals, additional documentation or information regarding the scope of authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

     Proceeds of a telephone redemption request will be mailed by check to your registered address unless you have designated in your Application or Telephone Authorization Form that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to your bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Company may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

     REDEMPTION BY CHECK. If you are a direct investor or you do not have check writing privileges for your Account, the Company will provide to you forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, your broker may establish a higher minimum. If you wish to use this check writing redemption procedure, you should complete specimen signature cards (available from PFPC), and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. If you own Shares through an Account, you should contact your broker for signature cards. Investors with joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Company or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

     When a check is presented to PNC Bank for clearance, PNC Bank, as your agent, will cause the Company to redeem a sufficient number of your full and fractional Shares to cover the amount of the check. This procedure enables you to continue to receive dividends on your Shares representing the amount being redeemed by check until such time as the check is presented to PNC Bank.
Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

     ADDITIONAL REDEMPTION INFORMATION. The Company ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Company will redeem Shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. You should consider purchasing Shares using a certified or bank check or money order if you anticipate an immediate need for redemption proceeds.

     The Company does not impose a charge when Shares are redeemed. The Company reserves the right to redeem any account in a Bedford Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day notice period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the SEC.

     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a fund.

DIVIDENDS AND DISTRIBUTIONS

     The Company will distribute substantially all of the net investment income and net realized capital gains, if any, of the fund to the fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Bedford Class unless a shareholder elects otherwise.

     The net investment income (not including any net short-term capital gains) earned by each fund will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of trading of the NYSE. Net short-term capital gains, if any, will be distributed at least annually.

TAXES

     Distributions from the Municipal Money Market Portfolio will generally constitute tax-exempt income for shareholders for federal income tax purposes. It is possible, depending upon the Portfolio's investments, that a portion of the Portfolio's distributions could be taxable to shareholders as ordinary income or capital gains, but it is not expected that this will be the case.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio generally will not be deductible for federal income tax purposes.

     You should note that a portion of the exempt-interest dividends paid by the Municipal Money Market Portfolio may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

     Although distributions from the Municipal Money Market Portfolio are exempt for federal income tax purposes, they will generally constitute taxable income for state and local income tax purposes except that, subject to limitations that vary depending on the state, distributions from interest paid by a state or municipal entity may be exempt from tax in that state.

     The foregoing is only a summary of certain tax considerations under the current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different United States Federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

     Bedford Shares of the fund are sold without a sales load on a continuous basis by Provident Distributors, Inc., whose principal business address is at Four Falls Corporate Center, West Conshohocken, PA 19428.

     The Board of Directors of the Company approved and adopted the Distribution Agreement and a Plan of Distribution for the Class (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Bedford Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the Bedford Class. The actual amount of such compensation is agreed upon from time to time by the Company's Board of Directors and the Distributor. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of .60% of the average daily net assets of the Class on an annualized basis in any year. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

     Under  the  Distribution  Agreement  and  the  Plan,  the  Distributor  may
reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of the Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Bedford Shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Bedford Class as well as for related direct mail, advertising and promotional expenses.

     The Plan obligates the Company, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Bedford Class the fee agreed to under the Distribution Agreement. Payments under the Plan are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.












INVESTMENT ADVISER
BlackRock Institutional Management Corporation
Wilmington, Delaware

DISTRIBUTOR
Provident Distributors, Inc.
West Conshohocken, Pennsylvania

CUSTODIAN
PFPC Trust Company
Lester, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
--------------------------------------------------------------------------------






--------------------------------------------------------------------------------
                                    BEDFORD
                                    MUNICIPAL
                                  MONEY MARKET
                                   PORTFOLIO

                                   PROSPECTUS


                                DECEMBER 1, 1999

--------------------------------------------------------------------------------

                    BEDFORD MUNICIPAL MONEY MARKET PORTFOLIO

FOR MORE INFORMATION:

     This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Bedford Municipal Money Market Portfolio is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT

     These reports contain additional information about the fund's investments, describe the fund's performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     A Statement of Additional Information, dated December 1, 1999 (SAI) has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Bedford Municipal Money Market Portfolio, may be obtained free of charge, along with the Bedford Municipal Money Market Portfolio annual and semi-annual reports, by calling (800) 533-7719. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally considered a part of this Prospectus).

SHAREHOLDER ACCOUNT SERVICE REPRESENTATIVES

     Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 5 p.m. (Eastern time) Monday-Friday. Call: (800) 533-7719.

PURCHASES AND REDEMPTIONS

     Call your broker or (800) 533-7719.

WRITTEN CORRESPONDENCE

Post Office Address:           Bedford Family-Municipal Money Market Portfolio
                               c/o PFPC, Inc.
                               PO Box 8950
                               WILMINGTON, DE 19899-8950

Street Address:                Bedford Family-Municipal Money Market Portfolio
                               c/o PFPC, Inc.
                               400 Bellevue Parkway
                               Wilmington, DE 19809

SECURITIES AND EXCHANGE COMMISSION (SEC)

     You may also view information about The RBB Fund, Inc. and the Bedford Municipal Money Market Portfolio, including the SAI, by visiting the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at 1-202-942-8090. Copies of this information can be obtained, for a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request to public info@sec.gov..

                    INVESTMENT COMPANY ACT FILE NO. 811-05518

[GRAPHIC OMITTED]
   BEAR
 STEARNS




MONEY MARKET
PORTFOLIO





Prospectus
December 1, 1999






 FOR INFORMATION ABOUT THE BEAR STEARNS FUNDS, CONSULT THE FOLLOWING PROSPECTUS

                    THE BEDFORD FAMILY MONEY MARKET PORTFOLIO
                                       OF
                               THE RBB FUND, INC.


















     This prospectus gives vital information about the Bedford Family Money Market Portfolio, advised by BlackRock Institutional Management Corporation ("BIMC" or the "Adviser"), including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.

     Please note that this fund:

     - is not a bank deposit;

     - is not federally insured;

     - is not an obligation of, or guaranteed or endorsed by PNC Bank, National Association, PFPC Trust Company or any other bank;

     - is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency;

     - is not guaranteed to achieve its goal(s);

     - may not be able to maintain a stable $1 share price and you may lose money.

--------------------------------------------------------------------------------
THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
PROSPECTUS                                                      December 1, 1999

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

=================================  INTRODUCTION TO THE RISK/RETURN SUMMARY ....5



A LOOK AT THE GOALS,               PORTFOLIO DESCRIPTION ......................6
STRATEGIES,  RISKS,  EXPENSES
AND FINANCIAL HISTORY OF
THEPORTFOLIO.
                                   PORTFOLIO MANAGEMENT

                                       Investment Adviser ....................11
DETAILS ABOUT THE SERVICE
PROVIDERS.                             Service Provider Chart ................12


                                   SHAREHOLDER INFORMATION
POLICIES AND INSTRUCTIONS FOR
OPENING, MAINTAINING AND               Pricing Shares ........................13
CLOSING AN ACCOUNT IN THE
THE PORTFOLIO.                         Purchase of Shares ....................13

                                       Redemption of Shares ..................14

                                       Exchange Privilege ....................16

                                       Dividends and Distributions ...........17

                                       Taxes .................................17


DETAILS ON THE DISTRIBUTION PLAN.  DISTRIBUTION ARRANGEMENTS .................18


=================================  FOR MORE INFORMATION ......................19

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

INTRODUCTION TO THE RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bedford Class Money Market Portfolio of The RBB Fund, Inc. (the "Company").

     The class of common stock of the Company offered by this Prospectus represents interests in the Bedford Class of the Money Market Portfolio (the "Bedford Class"). This Prospectus and the Statement of Additional Information incorporated herein relate solely to the Bedford Class of the Money Market Portfolio of the Company.

     This Prospectus has been organized so that the Money Market Portfolio has a short section with important facts about the Portfolio. Once you read the short section about the Portfolio, read the sections about Purchase and Redemption of Shares of the Bedford Class ("Bedford Shares" or "Shares").

MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

================================================================================
                             IMPORTANT DEFINITIONS

ASSET-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REPURCHASE AGREEMENT: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
================================================================================

INVESTMENT GOAL

     The fund seeks to generate current income, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES.

     To achieve this goal, we invest in a diversified portfolio of short term, high quality, U.S. dollar-denominated instruments, including government, bank, commercial and other obligations.

     Specifically, we may invest in:

     1)U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).

     2)High quality commercial paper and other obligations issued or guaranteed (or otherwise supported) by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor's, Prime-2 or higher by Moody's, D-2 or higher by Duff & Phelps, F-2 or higher by Fitch or TBW-2 or higher by Thomson BankWatch, as well as high quality corporate bonds rated AA (or Aa) or higher at the time of purchase by those rating agencies. These ratings must be provided by at least two rating agencies, or by the only rating agency providing a rating.

     3)Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

     4)Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables).

     5)Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.

     6)Dollar-denominated   securities   issued   or   guaranteed   by   foreign
       governments or their political subdivisions, agencies or authorities.

     7) Securities issued or guaranteed by state or local governmental bodies.

     8)Repurchase agreements relating to the above instruments. The fund seeks to maintain a net asset value of $1.00 per share.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements) will be purchased.

     KEY RISKS

     The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

     The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

     The fund's concentration of its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

     The obligations of foreign banks and other foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.

     Unrated notes, paper and other instruments may be subject to the risk that an issuer may default on its obligation to pay interest and repay pricipal.

     The obligations issued or guaranteed by state or local government bodies may be issued by entities in the same state and may have interest which is paid from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may impact the fund.

     Treasury obligations differ only in their interest rates, maturities and time of issuance. These differences could result in fluctuations in the value of such securities depending upon the market. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit. The U.S. Government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the fund.

     The fund's investment in asset-backed securities may be negatively impacted by interest rate fluctuations or when an issuer pays principal on an obligation held by the fund earlier or later than expected. These events may affect their value and the return on your investment.

     The fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

     We may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     The fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the fund, BIMC, the fund's investment adviser, is currently working to avoid such problems. BIMC is also working with other systems providers and vendors servicing the Portfolios to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on or after January 1, 2000. Year 2000 problems may also hurt issuers whose securities the fund holds or securities markets generally.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

RISK / RETURN INFORMATION

     The chart and table below give you a picture of the variability of the fund's long-term performance for Bedford Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

AS OF 12/31
ANNUAL TOTAL RETURNS

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 1989    1990    1991    1992    1993    1994    1995    1996    1997     1998
 ----    ----    ----    ----    ----    ----    ----    ----    ----     ----
 8.80%   7.66%   3.75%   3.09%   2.41%   3.49%   5.18%   4.65%   4.88%    4.75%

Year-to-date total return for the nine months ended September 30, 1999:  4.23%
Best Quarter:           9.49%       (quarter ended 6/30/89)
Worst Quarter:          2.34%       (quarter ended 6/30/93)

AS OF 12/31/98
AVERAGE ANNUAL TOTAL RETURNS

                              1 YEAR         5 YEARS         10 YEARS
                             --------        --------        --------
MONEY MARKET                   4.75%           4.59%           4.86%

     CURRENT YIELD: The seven-day yield for the period ended 12/31/98 for the fund was 4.38%. Past performance is not an indication of future results. Yields will vary. You may call (800) 533-7719 to obtain the current seven-day yield of the fund.

================================================================================
     IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.

OTHER EXPENSES: Includes administration, transfer agency, custody, professional fees and registration fees.

DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.
================================================================================

EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold Bedford Shares of the fund. The table is based on expenses for the most recent fiscal year.

     Annual Fund Operating Expenses*
     (Expenses that are deducted from fund assets)

     Management Fees 1 .............................    0.36%
     Distribution and service (12b-1) fees .........    0.59%
     Other expenses ................................    0.13%
                                                        -----
     Total annual fund operating expenses 2 ........    1.08%
                                                        =====

     * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

     1.BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2000. As a result of the fee waiver, current management fees of the fund are 0.25% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     2.As a result of the fee waiver set forth in note 1, the total annual fund operating expenses which are estimated to be incurred during the current fiscal year are 0.97%. Although this fee waiver is expected to remain in effect for the current fiscal year, it is voluntary and may be terminated at any time at the option of BIMC.

     EXAMPLE:

     This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                        1 YEAR         3 YEARS        5 YEARS       10 YEARS
                        ------         -------        -------       --------
BEDFORD SHARES           $110            $343           $595         $1,317

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS (B)
     (FOR A BEDFORD SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                             MONEY MARKET PORTFOLIO

                                                  FOR THE          FOR THE          FOR THE            FOR THE          FOR THE
                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED
                                               AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995
                                               ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value at beginning of year .........        $   1.00         $   1.00       $     1.00           $ 1.00           $ 1.00
                                                      --------         --------       ----------       ----------         --------
Income from investment operations
   Net investment income .....................          0.0425           0.0473           0.0462           0.0469           0.0486
                                                      --------         --------       ----------       ----------         --------
     Total from investment operations ........          0.0425           0.0473           0.0462           0.0469           0.0486
                                                      --------         --------       ----------       ----------         --------
Less distributions
   Dividends (from net investment income) ....         (0.0425)         (0.0473)         (0.0462)         (0.0469)         (0.0486)
                                                      --------         --------       ----------       ----------         --------
     Total distributions .....................         (0.0425)         (0.0473)         (0.0462)         (0.0469)         (0.0486)
                                                      --------         --------       ----------       ----------         --------
Net asset value at end of year ...............        $   1.00         $   1.00       $     1.00       $     1.00           $ 1.00
                                                      ========         ========       ==========       ==========         ========
Total Return                                             4.34%            4.84%            4.72%            4.79%            4.97%
Ratios/Supplemental Data
   Net assets at end of year (000s) ..........        $360,123         $762,739       $1,392,911       $1,109,334         $935,821
   Ratios of expenses to average net
     assets After advisory/administration
     fee waivers .............................          .97%(a)          .97%(a)          .97%(a)          .97%(a)          .96%(a)
   Ratios of net investment income to
     average net assets
     After advisory/administration
       fee waivers ...........................           4.25%            4.73%            4.62%            4.69%            4.86%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 2.08%, 1.10%, 1.12%, 1.14% and 1.17% for the years ended August 31, 1999, 1998,
    1997, 1996 and 1995, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.

PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

     INVESTMENT ADVISER

     BIMC, a majority-owned indirect subsidiary of PNC Bank, N.A. serves as investment adviser and is responsible for all purchases and sales of the fund's portfolio securities. BIMC and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $52.9 billion. BIMC (formerly known as PNC Institutional Management Corporation or PIMC) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, DE 19809.

     For the fiscal year ended August 31, 1999, BIMC received an advisory fee of .25% of the fund's average net assets.

     The following chart shows the fund's other service providers and includes their addresses and principal activities.

                                  ------------
                                  SHAREHOLDERS
                                  ------------

Distribution and
Shareholder Services

 ------------------------------------  -----------------------------------------
         PRINCIPAL DISTRIBUTOR                       TRANSFER AGENT

     PROVIDENT DISTRIBUTORS, INC.                       PFPC INC.
 FOUR FALLS CORPORATE CENTER, 6TH FL.             400 BELLEVUE PARKWAY
      WEST CONSHOHOCKEN, PA 19428                  WILMINGTON, DE19809

    Distributes shares of the fund.           Handles shareholder services,
                                        including record-keeping and statements,
                                        distribution of dividends and processing
                                                of buy and sell requests.
 ------------------------------------  -----------------------------------------


Asset
Management

 ------------------------------------  -----------------------------------------
    INVESTMENT ADVISER                                   CUSTODIAN

  BLACKROCK INSTITUTIONAL                           PFPC TRUST COMPANY
  MANAGEMENT CORPORATION                             200 STEVENS DRIVE
   400 BELLEVUE PARKWAY                              LESTER, PA 19113
   WILMINGTON, DE 19809
                                             Holds the fund's assets, settles
Manages the fund's business                 all portfolio trades and collects
and  investment activities.                     most of the valuation data
                                               required for calculating the
                                              fund's net asset value ("NAV").

 ------------------------------------  -----------------------------------------


Fund
Operations

 ------------------------------------
      ADMINISTRATOR AND FUND
         ACCOUNTING AGENT

             PFPC INC.
       400 BELLEVUE PARKWAY
       WILMINGTON, DE 19809

  Provides facilities, equipment
    and personnel to carry out
 administrative services related
  to the fund and calculates the
      fund's NAV, dividends
        and distributions.
 ------------------------------------


                        ---------------------------------
                               BOARD OF DIRECTORS

                        Supervises the fund's activities.
                        ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING SHARES

     The price of your shares is also referred to as the net asset value (NAV).

     The NAV is determined twice daily at 12:00 noon and at 4:00 p.m., Eastern Time, each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. It is calculated by dividing the fund's total assets, less its liabilities, by the number of shares outstanding.

     The fund values its securities using amortized cost. This method values a fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of changing interest rates.

PURCHASE OF SHARES

     GENERAL. You may purchase Shares directly, through an exchange from accounts invested in shares of any open-end investment company ("The Bear
Stearns Funds") either sponsored by or advised by Bear, Stearns & Co., Inc. ("Bear Stearns") or its affiliates. You may also purchase Shares through an account maintained by your brokerage firm (the "Account") or directly by mail or wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $250. The Company in its sole discretion may accept or reject any order for purchases of Shares.

     Purchases will be effected at the net asset value next determined after PFPC, the Company's transfer agent, has received a purchase order in good order and the Company's custodian has Federal Funds immediately available to it. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by the Company by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by PFPC after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day, will be executed as of the close of regular trading on the NYSE on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Company as of the close of regular trading on the NYSE or later, and orders as to which payment has been converted to Federal Funds as of the close of regular trading on the NYSE or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.

     If your broker makes special arrangements under which orders for Bedford Shares are received by PFPC prior to 12:00 noon Eastern Time, and your broker guarantees that payment for the Shares will be made in available Federal Funds to the Company's custodian prior to the close of regular trading on the NYSE on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

     PURCHASES THROUGH AN ACCOUNT (other than accounts held by Bear Stearns or brokers who have clearing arrangements with Bear Stearns). Purchases of Shares may be effected through an Account with your broker through procedures and requirements established by your broker. In such event, beneficial ownership of Shares will be recorded by your broker and will be reflected in the Account statements provided to you by your broker. Your broker may impose minimum investment Account requirements. Even if your broker does not impose a sales charge for purchases of Bedford Shares, depending on the terms of your Account with your broker, the broker may charge to your Account fees for automatic investment and other services provided to your Account. Information concerning Account requirements, services and charges should be obtained from your broker, and you should read this Prospectus in conjunction with any information received from your broker. Shares are held in the street name account of your broker and if you desire to transfer such shares to the street name account of another broker, you should contact your current broker.

     If you are a shareholder of The Bear Stearns Funds, you may purchase Bedford Shares in exchange for shares of The Bear Stearns Funds. This exchange privilege is only available if you have an existing account.
See "Exchange Privilege" below.

     For distribution services with respect to Bedford Shares held by clients of Bear Stearns, the Company's Distributor will pay Bear Stearns up to .50% of the annual average value of such accounts.

     DIRECT PURCHASES. You may make an initial investment in Bedford Shares by mail by fully completing and signing an application (the "Application") and mailing it, together with a check payable to "The RBB Fund -- Money Market Portfolio (Bedford Class)," to Bedford Money Market Portfolio, c/o PFPC, P.O. Box 8960, Wilmington, Delaware 19899. Subsequent purchases may be made by forwarding payment to the Company's transfer agent at the foregoing address.

     You may also purchase Shares by having your bank or broker wire Federal Funds to the Company's Custodian, PFPC Trust Company. Your bank or broker may impose a charge for this service. The Company does not currently charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of your Federal Funds wire, for an initial investment, it is important that you follow these steps:

        A. Telephone the Company's transfer agent, PFPC, toll-free (800) 447-1139, and provide your name, address, telephone number, Social Security or Tax Identification Number, the amount being wired, and by which bank or broker. PFPC will then provide you with an account number. (If you have an existing account, you should also notify PFPC prior to wiring funds.)

        B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC Bank. PNC Bank, N.A., Philadelphia, PA
            ABA-0310-0005-3.
            CREDIT ACCOUNT NUMBER: 85-5102-0143
            FROM: (your name)
            ACCOUNT NUMBER: (your account number)
            FOR  PURCHASE  OF: The RBB Fund -- Money  Market  Portfolio
              (Bedford Class)
            AMOUNT: (amount to be invested)

        C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application.

     For subsequent investments, you should follow steps A and B above.

     RETIREMENT PLANS. Bedford Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PFPC Trust Company acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with your tax adviser.

REDEMPTION OF SHARES

     GENERAL. Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Company's transfer agent, PFPC. You may redeem all or some of your Shares in accordance with one of the procedures described below.

     REDEMPTION OF SHARES IN AN ACCOUNT. If you beneficially own Bedford Shares through an Account, you may redeem them in your Account in accordance with instructions and limitations pertaining to your Account by contacting your broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Company's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading on the NYSE on a Business Day, the redemption will be effective as of the close of regular trading on the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all of your Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

     Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

     REDEMPTION OF SHARES OWNED DIRECTLY. If you own Shares directly, you may redeem any number of Shares by sending a written request to The RBB Fund -- Money Market Portfolio (Bedford Class), c/o PFPC, P.O. Box 8960, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program
(MSP). Signature guarantees that are not part of these programs will not be accepted.

     REDEMPTION BY TELEPHONE. If you are a direct investor, you may redeem your Shares without charge by telephone if you have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, you should contact the transfer agent, PFPC, at (800) 447-1139.

     Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling PFPC at (800) 447-1139 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the telephone redemption option or the telephone exchange option (as described below) is authorized, PFPC may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by PFPC to be genuine. PFPC's records of such instructions are binding and shareholders, not the Company or PFPC, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or PFPC to be genuine. PFPC will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by PFPC in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

     Proceeds of a telephone redemption request will be mailed by check to your registered address unless you have designated in your Application that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to your bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Company may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

     DURING TIMES OF DRASTIC ECONOMIC OR MARKET  CONDITIONS,  YOU MAY EXPERIENCE
DIFFICULTY IN CONTACTING BEAR STEARNS, THE DISTRIBUTOR OR YOUR BROKER BY TELEPHONE TO REQUEST A REDEMPTION OF SHARES. IN SUCH CASES, YOU SHOULD CONSIDER USING THE OTHER REDEMPTION PROCEDURES DESCRIBED ABOVE. USE OF THESE OTHER REDEMPTION PROCEDURES MAY RESULT IN THE REDEMPTION REQUEST BEING PROCESSED AT A LATER TIME THAN IT WOULD HAVE BEEN IF TELEPHONE REDEMPTION HAD BEEN USED.

     REDEMPTION BY CHECK. If you are a direct investor or you do not have check writing privileges for your Account, the Company will provide to you forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $250; however, your broker may establish a higher minimum. If you wish to use this check writing redemption procedure, you should complete specimen signature cards (available from PFPC), and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. If you own Shares through an Account, you should contact your broker for signature cards. Investors with joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Company or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

     When a check is presented to PNC Bank for clearance, PNC Bank, as your agent, will cause the Company to redeem a sufficient number of your full and fractional Shares to cover the amount of the check. This procedure enables you to continue to receive dividends on your Shares representing the amount being redeemed by check until such time as the check is presented to PNC Bank.
Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

     AUTOMATIC WITHDRAWAL. Automatic withdrawal permits you to request withdrawal of a specified dollar amount (minimum of $25) on either a monthly or quarterly basis if the investor has a $5,000 minimum account. You can obtain an application for automatic withdrawal from Bear Stearns, the Distributor, your broker, or the transfer agent. Automatic withdrawal may be ended at any time by either you, the Company or the transfer agent. Shares for which certificates have been issued may not be redeemed through automatic withdrawal. Purchases of additional shares concurrently with withdrawals generally are undesirable.

     ADDITIONAL REDEMPTION INFORMATION. The Company ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. However, if you bought your Shares by check, the Company will wait for your check to clear (up to 15 days) before it accepts your redemption request. This procedure does not apply to Shares purchased by wire payment. You should consider purchasing Shares using a certified or bank check or money order if you anticipate an immediate need for redemption proceeds.

     The Company does not impose a charge when Shares are redeemed, except as described below. The Company reserves the right to redeem any account in the Bedford Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day notice period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the SEC.

     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a fund is obligated to redeem its Shares solely in cash up to the lessor of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a fund.

EXCHANGE PRIVILEGE

     The exchange privilege enables you to purchase Bedford Shares in exchange for shares of the other mutual funds sponsored or advised by Bear Stearns, to the extent such shares are offered for sale in your state of residence. These funds have different investment objectives than the fund. To use this privilege, you should consult your account executive at Bear Stearns, your investment dealers who have sales agreements with Bear Stearns, the Distributor, your broker or the transfer agent to determine if it is available and whether any conditions are imposed on its use. Currently, exchanges may be made among the following portfolios (and such additional portfolios which may be added in the future):
         -    S&P STARS Portfolio
         -    Large Cap Value Portfolio
         -    Small Cap Value Portfolio
         -    The Insiders Select Fund
         -    International Equity Portfolio
         -    Focus List Portfolio
         -    Balanced Portfolio
     To effect an exchange of Shares, exchange instructions must be given to the transfer agent in writing or by telephone. If you wish to make an exchange, send a written request to PFPC, Attention: The RBB Fund -- Money Market Portfolio (Bedford Class), P.O. Box 8960, Wilmington, Delaware 19899. You will automatically be provided with telephone exchange privileges when opening an account, unless you indicate otherwise on the account application. If you hold share certificates, you are not eligible to exchange shares of the fund by phone because share certificates must accompany all exchange requests. To add this feature to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with the transfer agent. This form is available from the transfer agent. Once you have made this election, you may contact the transfer agent by telephone at (800) 447-1139 to request the exchange. See "Redemption of Shares--Redemption by Telephone" for a description of the Company's telephone transaction procedures. During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange requests to the transfer agent in writing.

     If you do not currently own Bedford Shares or a fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and the same dealer of record as the account from which shares are exchanged, unless you specify otherwise in writing with all signatures guaranteed as described above. To participate in an automatic investment plan or establish automatic withdrawal for the new account, however, you must file a specific written request before the exchange can be processed. The exchange privilege may be modified or terminated at any time, or from time to time, by the Company on 60 days' notice to affected portfolio or fund shareholders.

     Before any exchange, you must obtain and should review a copy of the current prospectus of the portfolio or fund into which the exchange is being made. Prospectuses may be obtained from Bear Stearns. Except in the case of Personal Retirement Plans, the Shares being exchanged must have a current value of at least $250; furthermore, when establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the portfolio or fund into which the exchange is being made. If making an exchange to an existing account, the dollar value must equal or exceed the applicable minimum for subsequent investments. If any amount remains in the investment portfolio from which the exchange is being made, such amount must not be below the minimum account value required by the portfolio or fund.

     Shares will be exchanged at the next determined public offering price. To qualify for the exchange privilege, at the time of the exchange, you must notify Bear Stearns, the Distributor, your investment dealer or the transfer agent. Any such qualification is subject to confirmation of your holdings through a check of appropriate records. No fees currently are charged directly to you for exchanges, although the Company reserves the right, upon not less than 60 days' written notice, to charge a $5.00 fee in accordance with rules promulgated by the SEC. The Company reserves the right to reject any exchange request in whole or in part. The Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

     The exchange of shares of one portfolio or fund for shares of another is treated for federal income tax purposes as a sale of the shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.

REDIRECTED DISTRIBUTION OPTION. The Redirected Distribution Option enables you to invest automatically dividends or dividends and capital gain distributions, if any, paid by the fund in shares of another portfolio of the Company or a fund advised or sponsored by Bear Stearns in which you invest. Shares of the other portfolio or fund will be purchased at the then current public offering price. If you are investing in a fund that charges a sales load, you may qualify for share prices which do not include the sales load or which reflect a reduced sales load.

This privilege is available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply. The Company may modify or terminate this privilege at any time or charge a service fee. However, no such fee currently is contemplated.

DIVIDENDS AND DISTRIBUTIONS

     The Company will distribute substantially all of the net investment income and net realized capital gains, if any, of the fund to the fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Class unless a shareholder elects otherwise.

     The net investment income (not including any net short-term capital gains) earned by the fund will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of trading of the NYSE. Net short-term capital gains, if any, will be distributed at least annually.

TAXES

     Distributions from the Money Market Portfolio will generally be taxable to shareholders. It is expected that all, or substantially all, of these distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     The foregoing is only a summary of certain tax considerations under the current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different United States Federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

     Bedford Shares of the Money Market Portfolio are sold without a sales load on a continuous basis by Provident Distributors, Inc., whose principal business address is at Four Falls Corporate Center, West Conshohocken, PA 19428.

     The Board of Directors of the Company approved and adopted the Distribution Agreement and Plan of Distribution for the Class (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the Class. The actual amount of such compensation is agreed upon from time to time by the Company's Board of Directors and the Distributor. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of .60% of the average daily net assets of the Class on an annualized basis in any year. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

     Under  the  Distribution  Agreement  and  the  Plan,  the  Distributor  may
reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of the Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Bedford Shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Class as well as for related direct mail, advertising and promotional expenses.

     The Plan obligates the Company, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Class the fee agreed to under the Distribution Agreement. Payments under the Plan are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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
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

  The
Bear Stearns
  Funds

575 LEXINGTON AVENUE
NEW YORK, NY 10167
1.800.766.4111

MONEY MARKET PORTFOLIO

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
Wilmington, Delaware

DISTRIBUTOR
Provident Distributors, Inc.
West Conshohocken, Pennsylvania

CUSTODIAN
PFPC Trust Company
Lester, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

FOR MORE INFORMATION:

     This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Bedford Family Money Market Portfolio is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT

     These reports contain additional information about the fund's investments, describe the fund's performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     A Statement of Additional Information, dated December 1, 1999 (SAI), has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Bedford Family Money Market Portfolio, may be obtained free of charge, along with the Bedford Family Money Market Portfolio annual and semi-annual reports, by calling (800) 533-7719. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally considered a part of this Prospectus).

SHAREHOLDER ACCOUNT SERVICE REPRESENTATIVES

     Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 5 p.m. (Eastern time) Monday-Friday. Call: (800) 533-7719.

PURCHASES AND REDEMPTIONS

     Call your broker or (800) 533-7719.

WRITTEN CORRESPONDENCE

Post Office Address:                Bedford Family -- Money Market Portfolio
                                    c/o PFPC, Inc.
                                    PO Box 8950
                                    Wilmington, DE 19899-8950

Street Address:                     Bedford Family -- Money Market Portfolio
                                    c/o PFPC, Inc.
                                    400 Bellevue Parkway
                                    Wilmington, DE 19809

SECURITIES AND EXCHANGE COMMISSION (SEC)

     You may also view information about The RBB Fund, Inc. and the Bedford Family Money Market Portfolio, including the SAI, by visiting the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at 1-202-942-8090. Copies of this information can be obtained, for a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request to publicinfo@sec.gov.

                    INVESTMENT COMPANY ACT FILE NO. 811-05518

[GRAPHIC OMITTED]
   BEAR
 STEARNS




MONEY MARKET
PORTFOLIO





Prospectus
December 1, 1999






 FOR INFORMATION ABOUT THE BEAR STEARNS FUNDS, CONSULT THE FOLLOWING PROSPECTUS

                    THE BEDFORD FAMILY MONEY MARKET PORTFOLIO
                                       OF
                               THE RBB FUND, INC.


















     This prospectus gives vital information about the Bedford Family Money Market Portfolio, advised by BlackRock Institutional Management Corporation ("BIMC" or the "Adviser"), including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.

     Please note that this fund:

     - is not a bank deposit;

     - is not federally insured;

     - is not an obligation of, or guaranteed or endorsed by PNC Bank, National Association, PFPC Trust Company or any other bank;

     - is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency;

     - is not guaranteed to achieve its goal(s);

     - may not be able to maintain a stable $1 share price and you may lose money.

--------------------------------------------------------------------------------
THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
PROSPECTUS                                                      December 1, 1999

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

TABLE OF CONTENTS
--------------------------------------------------------------------------------

=================================  INTRODUCTION TO THE RISK/RETURN SUMMARY ....5



A LOOK AT THE GOALS,               PORTFOLIO DESCRIPTION ......................6
STRATEGIES,  RISKS,  EXPENSES
AND FINANCIAL HISTORY OF
THEPORTFOLIO.
                                   PORTFOLIO MANAGEMENT

                                       Investment Adviser ....................11
DETAILS ABOUT THE SERVICE
PROVIDERS.                             Service Provider Chart ................12


                                   SHAREHOLDER INFORMATION
POLICIES AND INSTRUCTIONS FOR
OPENING, MAINTAINING AND               Pricing Shares ........................13
CLOSING AN ACCOUNT IN THE
THE PORTFOLIO.                         Purchase of Shares ....................13

                                       Redemption of Shares ..................14

                                       Exchange Privilege ....................16

                                       Dividends and Distributions ...........17

                                       Taxes .................................17


DETAILS ON THE DISTRIBUTION PLAN.  DISTRIBUTION ARRANGEMENTS .................18


=================================  FOR MORE INFORMATION ......................19

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

INTRODUCTION TO THE RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bedford Class Money Market Portfolio of The RBB Fund, Inc. (the "Company").

     The class of common stock of the Company offered by this Prospectus represents interests in the Bedford Class of the Money Market Portfolio (the "Bedford Class"). This Prospectus and the Statement of Additional Information incorporated herein relate solely to the Bedford Class of the Money Market Portfolio of the Company.

     This Prospectus has been organized so that the Money Market Portfolio has a short section with important facts about the Portfolio. Once you read the short section about the Portfolio, read the sections about Purchase and Redemption of Shares of the Bedford Class ("Bedford Shares" or "Shares").

MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

================================================================================
                             IMPORTANT DEFINITIONS

ASSET-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REPURCHASE AGREEMENT: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
================================================================================

INVESTMENT GOAL

     The fund seeks to generate current income, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES.

     To achieve this goal, we invest in a diversified portfolio of short term, high quality, U.S. dollar-denominated instruments, including government, bank, commercial and other obligations.

     Specifically, we may invest in:

     1)U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).

     2)High quality commercial paper and other obligations issued or guaranteed (or otherwise supported) by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor's, Prime-2 or higher by Moody's, D-2 or higher by Duff & Phelps, F-2 or higher by Fitch or TBW-2 or higher by Thomson BankWatch, as well as high quality corporate bonds rated AA (or Aa) or higher at the time of purchase by those rating agencies. These ratings must be provided by at least two rating agencies, or by the only rating agency providing a rating.

     3)Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

     4)Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables).

     5)Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.

     6)Dollar-denominated   securities   issued   or   guaranteed   by   foreign
       governments or their political subdivisions, agencies or authorities.

     7) Securities issued or guaranteed by state or local governmental bodies.

     8)Repurchase agreements relating to the above instruments. The fund seeks to maintain a net asset value of $1.00 per share.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements) will be purchased.

     KEY RISKS

     The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

     The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

     The fund's concentration of its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

     The obligations of foreign banks and other foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.

     Unrated notes, paper and other instruments may be subject to the risk that an issuer may default on its obligation to pay interest and repay pricipal.

     The obligations issued or guaranteed by state or local government bodies may be issued by entities in the same state and may have interest which is paid from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may impact the fund.

     Treasury obligations differ only in their interest rates, maturities and time of issuance. These differences could result in fluctuations in the value of such securities depending upon the market. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit. The U.S. Government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the fund.

     The fund's investment in asset-backed securities may be negatively impacted by interest rate fluctuations or when an issuer pays principal on an obligation held by the fund earlier or later than expected. These events may affect their value and the return on your investment.

     The fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

     We may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     The fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the fund, BIMC, the fund's investment adviser, is currently working to avoid such problems. BIMC is also working with other systems providers and vendors servicing the Portfolios to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on or after January 1, 2000. Year 2000 problems may also hurt issuers whose securities the fund holds or securities markets generally.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

RISK / RETURN INFORMATION

     The chart and table below give you a picture of the variability of the fund's long-term performance for Bedford Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

AS OF 12/31
ANNUAL TOTAL RETURNS

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 1989    1990    1991    1992    1993    1994    1995    1996    1997     1998
 ----    ----    ----    ----    ----    ----    ----    ----    ----     ----
 8.80%   7.66%   3.75%   3.09%   2.41%   3.49%   5.18%   4.65%   4.88%    4.75%

Year-to-date total return for the nine months ended September 30, 1999:  4.23%
Best Quarter:           9.49%       (quarter ended 6/30/89)
Worst Quarter:          2.34%       (quarter ended 6/30/93)

AS OF 12/31/98
AVERAGE ANNUAL TOTAL RETURNS

                              1 YEAR         5 YEARS         10 YEARS
                             --------        --------        --------
MONEY MARKET                   4.75%           4.59%           4.86%

     CURRENT YIELD: The seven-day yield for the period ended 12/31/98 for the fund was 4.38%. Past performance is not an indication of future results. Yields will vary. You may call (800) 533-7719 to obtain the current seven-day yield of the fund.

================================================================================
     IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.

OTHER EXPENSES: Includes administration, transfer agency, custody, professional fees and registration fees.

DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.
================================================================================

EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold Bedford Shares of the fund. The table is based on expenses for the most recent fiscal year.

     Annual Fund Operating Expenses*
     (Expenses that are deducted from fund assets)

     Management Fees 1 .............................    0.36%
     Distribution and service (12b-1) fees .........    0.59%
     Other expenses ................................    0.13%
                                                        -----
     Total annual fund operating expenses 2 ........    1.08%
                                                        =====

     * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

     1.BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2000. As a result of the fee waiver, current management fees of the fund are 0.25% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     2.As a result of the fee waiver set forth in note 1, the total annual fund operating expenses which are estimated to be incurred during the current fiscal year are 0.97%. Although this fee waiver is expected to remain in effect for the current fiscal year, it is voluntary and may be terminated at any time at the option of BIMC.

     EXAMPLE:

     This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                        1 YEAR         3 YEARS        5 YEARS       10 YEARS
                        ------         -------        -------       --------
BEDFORD SHARES           $110            $343           $595         $1,317

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS (B)
     (FOR A BEDFORD SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                             MONEY MARKET PORTFOLIO

                                                  FOR THE          FOR THE          FOR THE            FOR THE          FOR THE
                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED
                                               AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995
                                               ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value at beginning of year .........        $   1.00         $   1.00       $     1.00           $ 1.00           $ 1.00
                                                      --------         --------       ----------       ----------         --------
Income from investment operations
   Net investment income .....................          0.0425           0.0473           0.0462           0.0469           0.0486
                                                      --------         --------       ----------       ----------         --------
     Total from investment operations ........          0.0425           0.0473           0.0462           0.0469           0.0486
                                                      --------         --------       ----------       ----------         --------
Less distributions
   Dividends (from net investment income) ....         (0.0425)         (0.0473)         (0.0462)         (0.0469)         (0.0486)
                                                      --------         --------       ----------       ----------         --------
     Total distributions .....................         (0.0425)         (0.0473)         (0.0462)         (0.0469)         (0.0486)
                                                      --------         --------       ----------       ----------         --------
Net asset value at end of year ...............        $   1.00         $   1.00       $     1.00       $     1.00           $ 1.00
                                                      ========         ========       ==========       ==========         ========
Total Return                                             4.34%            4.84%            4.72%            4.79%            4.97%
Ratios/Supplemental Data
   Net assets at end of year (000s) ..........        $360,123         $762,739       $1,392,911       $1,109,334         $935,821
   Ratios of expenses to average net
     assets After advisory/administration
     fee waivers .............................          .97%(a)          .97%(a)          .97%(a)          .97%(a)          .96%(a)
   Ratios of net investment income to
     average net assets
     After advisory/administration
       fee waivers ...........................           4.25%            4.73%            4.62%            4.69%            4.86%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 2.08%, 1.10%, 1.12%, 1.14% and 1.17% for the years ended August 31, 1999, 1998,
    1997, 1996 and 1995, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.

PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

     INVESTMENT ADVISER

     BIMC, a majority-owned indirect subsidiary of PNC Bank, N.A. serves as investment adviser and is responsible for all purchases and sales of the fund's portfolio securities. BIMC and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $52.9 billion. BIMC (formerly known as PNC Institutional Management Corporation or PIMC) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, DE 19809.

     For the fiscal year ended August 31, 1999, BIMC received an advisory fee of .25% of the fund's average net assets.

     The following chart shows the fund's other service providers and includes their addresses and principal activities.

                                  ------------
                                  SHAREHOLDERS
                                  ------------

Distribution and
Shareholder Services

 ------------------------------------  -----------------------------------------
         PRINCIPAL DISTRIBUTOR                       TRANSFER AGENT

     PROVIDENT DISTRIBUTORS, INC.                       PFPC INC.
 FOUR FALLS CORPORATE CENTER, 6TH FL.             400 BELLEVUE PARKWAY
      WEST CONSHOHOCKEN, PA 19428                  WILMINGTON, DE19809

    Distributes shares of the fund.           Handles shareholder services,
                                        including record-keeping and statements,
                                        distribution of dividends and processing
                                                of buy and sell requests.
 ------------------------------------  -----------------------------------------


Asset
Management

 ------------------------------------  -----------------------------------------
    INVESTMENT ADVISER                                   CUSTODIAN

  BLACKROCK INSTITUTIONAL                           PFPC TRUST COMPANY
  MANAGEMENT CORPORATION                             200 STEVENS DRIVE
   400 BELLEVUE PARKWAY                              LESTER, PA 19113
   WILMINGTON, DE 19809
                                             Holds the fund's assets, settles
Manages the fund's business                 all portfolio trades and collects
and  investment activities.                     most of the valuation data
                                               required for calculating the
                                              fund's net asset value ("NAV").

 ------------------------------------  -----------------------------------------


Fund
Operations

 ------------------------------------
      ADMINISTRATOR AND FUND
         ACCOUNTING AGENT

             PFPC INC.
       400 BELLEVUE PARKWAY
       WILMINGTON, DE 19809

  Provides facilities, equipment
    and personnel to carry out
 administrative services related
  to the fund and calculates the
      fund's NAV, dividends
        and distributions.
 ------------------------------------


                        ---------------------------------
                               BOARD OF DIRECTORS

                        Supervises the fund's activities.
                        ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING SHARES

     The price of your shares is also referred to as the net asset value (NAV).

     The NAV is determined twice daily at 12:00 noon and at 4:00 p.m., Eastern Time, each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. It is calculated by dividing the fund's total assets, less its liabilities, by the number of shares outstanding.

     The fund values its securities using amortized cost. This method values a fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of changing interest rates.

PURCHASE OF SHARES

     GENERAL. You may purchase Shares directly, through an exchange from accounts invested in shares of any open-end investment company ("The Bear
Stearns Funds") either sponsored by or advised by Bear, Stearns & Co., Inc. ("Bear Stearns") or its affiliates. You may also purchase Shares through an account maintained by your brokerage firm (the "Account") or directly by mail or wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $250. The Company in its sole discretion may accept or reject any order for purchases of Shares.

     Purchases will be effected at the net asset value next determined after PFPC, the Company's transfer agent, has received a purchase order in good order and the Company's custodian has Federal Funds immediately available to it. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by the Company by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by PFPC after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day, will be executed as of the close of regular trading on the NYSE on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Company as of the close of regular trading on the NYSE or later, and orders as to which payment has been converted to Federal Funds as of the close of regular trading on the NYSE or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.

     If your broker makes special arrangements under which orders for Bedford Shares are received by PFPC prior to 12:00 noon Eastern Time, and your broker guarantees that payment for the Shares will be made in available Federal Funds to the Company's custodian prior to the close of regular trading on the NYSE on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

     PURCHASES THROUGH AN ACCOUNT (other than accounts held by Bear Stearns or brokers who have clearing arrangements with Bear Stearns). Purchases of Shares may be effected through an Account with your broker through procedures and requirements established by your broker. In such event, beneficial ownership of Shares will be recorded by your broker and will be reflected in the Account statements provided to you by your broker. Your broker may impose minimum investment Account requirements. Even if your broker does not impose a sales charge for purchases of Bedford Shares, depending on the terms of your Account with your broker, the broker may charge to your Account fees for automatic investment and other services provided to your Account. Information concerning Account requirements, services and charges should be obtained from your broker, and you should read this Prospectus in conjunction with any information received from your broker. Shares are held in the street name account of your broker and if you desire to transfer such shares to the street name account of another broker, you should contact your current broker.

     If you are a shareholder of The Bear Stearns Funds, you may purchase Bedford Shares in exchange for shares of The Bear Stearns Funds. This exchange privilege is only available if you have an existing account.
See "Exchange Privilege" below.

     For distribution services with respect to Bedford Shares held by clients of Bear Stearns, the Company's Distributor will pay Bear Stearns up to .50% of the annual average value of such accounts.

     DIRECT PURCHASES. You may make an initial investment in Bedford Shares by mail by fully completing and signing an application (the "Application") and mailing it, together with a check payable to "The RBB Fund -- Money Market Portfolio (Bedford Class)," to Bedford Money Market Portfolio, c/o PFPC, P.O. Box 8960, Wilmington, Delaware 19899. Subsequent purchases may be made by forwarding payment to the Company's transfer agent at the foregoing address.

     You may also purchase Shares by having your bank or broker wire Federal Funds to the Company's Custodian, PFPC Trust Company. Your bank or broker may impose a charge for this service. The Company does not currently charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of your Federal Funds wire, for an initial investment, it is important that you follow these steps:

        A. Telephone the Company's transfer agent, PFPC, toll-free (800) 447-1139, and provide your name, address, telephone number, Social Security or Tax Identification Number, the amount being wired, and by which bank or broker. PFPC will then provide you with an account number. (If you have an existing account, you should also notify PFPC prior to wiring funds.)

        B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC Bank. PNC Bank, N.A., Philadelphia, PA
            ABA-0310-0005-3.
            CREDIT ACCOUNT NUMBER: 85-5102-0143
            FROM: (your name)
            ACCOUNT NUMBER: (your account number)
            FOR  PURCHASE  OF: The RBB Fund -- Money  Market  Portfolio
              (Bedford Class)
            AMOUNT: (amount to be invested)

        C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application.

     For subsequent investments, you should follow steps A and B above.

     RETIREMENT PLANS. Bedford Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PFPC Trust Company acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with your tax adviser.

REDEMPTION OF SHARES

     GENERAL. Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Company's transfer agent, PFPC. You may redeem all or some of your Shares in accordance with one of the procedures described below.

     REDEMPTION OF SHARES IN AN ACCOUNT. If you beneficially own Bedford Shares through an Account, you may redeem them in your Account in accordance with instructions and limitations pertaining to your Account by contacting your broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Company's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading on the NYSE on a Business Day, the redemption will be effective as of the close of regular trading on the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all of your Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

     Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

     REDEMPTION OF SHARES OWNED DIRECTLY. If you own Shares directly, you may redeem any number of Shares by sending a written request to The RBB Fund -- Money Market Portfolio (Bedford Class), c/o PFPC, P.O. Box 8960, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program
(MSP). Signature guarantees that are not part of these programs will not be accepted.

     REDEMPTION BY TELEPHONE. If you are a direct investor, you may redeem your Shares without charge by telephone if you have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, you should contact the transfer agent, PFPC, at (800) 447-1139.

     Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling PFPC at (800) 447-1139 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the telephone redemption option or the telephone exchange option (as described below) is authorized, PFPC may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by PFPC to be genuine. PFPC's records of such instructions are binding and shareholders, not the Company or PFPC, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or PFPC to be genuine. PFPC will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by PFPC in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

     Proceeds of a telephone redemption request will be mailed by check to your registered address unless you have designated in your Application that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to your bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Company may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

     DURING TIMES OF DRASTIC ECONOMIC OR MARKET  CONDITIONS,  YOU MAY EXPERIENCE
DIFFICULTY IN CONTACTING BEAR STEARNS, THE DISTRIBUTOR OR YOUR BROKER BY TELEPHONE TO REQUEST A REDEMPTION OF SHARES. IN SUCH CASES, YOU SHOULD CONSIDER USING THE OTHER REDEMPTION PROCEDURES DESCRIBED ABOVE. USE OF THESE OTHER REDEMPTION PROCEDURES MAY RESULT IN THE REDEMPTION REQUEST BEING PROCESSED AT A LATER TIME THAN IT WOULD HAVE BEEN IF TELEPHONE REDEMPTION HAD BEEN USED.

     REDEMPTION BY CHECK. If you are a direct investor or you do not have check writing privileges for your Account, the Company will provide to you forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $250; however, your broker may establish a higher minimum. If you wish to use this check writing redemption procedure, you should complete specimen signature cards (available from PFPC), and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. If you own Shares through an Account, you should contact your broker for signature cards. Investors with joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Company or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

     When a check is presented to PNC Bank for clearance, PNC Bank, as your agent, will cause the Company to redeem a sufficient number of your full and fractional Shares to cover the amount of the check. This procedure enables you to continue to receive dividends on your Shares representing the amount being redeemed by check until such time as the check is presented to PNC Bank.
Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

     AUTOMATIC WITHDRAWAL. Automatic withdrawal permits you to request withdrawal of a specified dollar amount (minimum of $25) on either a monthly or quarterly basis if the investor has a $5,000 minimum account. You can obtain an application for automatic withdrawal from Bear Stearns, the Distributor, your broker, or the transfer agent. Automatic withdrawal may be ended at any time by either you, the Company or the transfer agent. Shares for which certificates have been issued may not be redeemed through automatic withdrawal. Purchases of additional shares concurrently with withdrawals generally are undesirable.

     ADDITIONAL REDEMPTION INFORMATION. The Company ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. However, if you bought your Shares by check, the Company will wait for your check to clear (up to 15 days) before it accepts your redemption request. This procedure does not apply to Shares purchased by wire payment. You should consider purchasing Shares using a certified or bank check or money order if you anticipate an immediate need for redemption proceeds.

     The Company does not impose a charge when Shares are redeemed, except as described below. The Company reserves the right to redeem any account in the Bedford Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day notice period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the SEC.

     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a fund is obligated to redeem its Shares solely in cash up to the lessor of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a fund.

EXCHANGE PRIVILEGE

     The exchange privilege enables you to purchase Bedford Shares in exchange for shares of the other mutual funds sponsored or advised by Bear Stearns, to the extent such shares are offered for sale in your state of residence. These funds have different investment objectives than the fund. To use this privilege, you should consult your account executive at Bear Stearns, your investment dealers who have sales agreements with Bear Stearns, the Distributor, your broker or the transfer agent to determine if it is available and whether any conditions are imposed on its use. Currently, exchanges may be made among the following portfolios (and such additional portfolios which may be added in the future):
         -    S&P STARS Portfolio
         -    Large Cap Value Portfolio
         -    Small Cap Value Portfolio
         -    The Insiders Select Fund
         -    International Equity Portfolio
         -    Focus List Portfolio
         -    Balanced Portfolio
     To effect an exchange of Shares, exchange instructions must be given to the transfer agent in writing or by telephone. If you wish to make an exchange, send a written request to PFPC, Attention: The RBB Fund -- Money Market Portfolio (Bedford Class), P.O. Box 8960, Wilmington, Delaware 19899. You will automatically be provided with telephone exchange privileges when opening an account, unless you indicate otherwise on the account application. If you hold share certificates, you are not eligible to exchange shares of the fund by phone because share certificates must accompany all exchange requests. To add this feature to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with the transfer agent. This form is available from the transfer agent. Once you have made this election, you may contact the transfer agent by telephone at (800) 447-1139 to request the exchange. See "Redemption of Shares--Redemption by Telephone" for a description of the Company's telephone transaction procedures. During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange requests to the transfer agent in writing.

     If you do not currently own Bedford Shares or a fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and the same dealer of record as the account from which shares are exchanged, unless you specify otherwise in writing with all signatures guaranteed as described above. To participate in an automatic investment plan or establish automatic withdrawal for the new account, however, you must file a specific written request before the exchange can be processed. The exchange privilege may be modified or terminated at any time, or from time to time, by the Company on 60 days' notice to affected portfolio or fund shareholders.

     Before any exchange, you must obtain and should review a copy of the current prospectus of the portfolio or fund into which the exchange is being made. Prospectuses may be obtained from Bear Stearns. Except in the case of Personal Retirement Plans, the Shares being exchanged must have a current value of at least $250; furthermore, when establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the portfolio or fund into which the exchange is being made. If making an exchange to an existing account, the dollar value must equal or exceed the applicable minimum for subsequent investments. If any amount remains in the investment portfolio from which the exchange is being made, such amount must not be below the minimum account value required by the portfolio or fund.

     Shares will be exchanged at the next determined public offering price. To qualify for the exchange privilege, at the time of the exchange, you must notify Bear Stearns, the Distributor, your investment dealer or the transfer agent. Any such qualification is subject to confirmation of your holdings through a check of appropriate records. No fees currently are charged directly to you for exchanges, although the Company reserves the right, upon not less than 60 days' written notice, to charge a $5.00 fee in accordance with rules promulgated by the SEC. The Company reserves the right to reject any exchange request in whole or in part. The Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

     The exchange of shares of one portfolio or fund for shares of another is treated for federal income tax purposes as a sale of the shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.

REDIRECTED DISTRIBUTION OPTION. The Redirected Distribution Option enables you to invest automatically dividends or dividends and capital gain distributions, if any, paid by the fund in shares of another portfolio of the Company or a fund advised or sponsored by Bear Stearns in which you invest. Shares of the other portfolio or fund will be purchased at the then current public offering price. If you are investing in a fund that charges a sales load, you may qualify for share prices which do not include the sales load or which reflect a reduced sales load.

This privilege is available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply. The Company may modify or terminate this privilege at any time or charge a service fee. However, no such fee currently is contemplated.

DIVIDENDS AND DISTRIBUTIONS

     The Company will distribute substantially all of the net investment income and net realized capital gains, if any, of the fund to the fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Class unless a shareholder elects otherwise.

     The net investment income (not including any net short-term capital gains) earned by the fund will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of trading of the NYSE. Net short-term capital gains, if any, will be distributed at least annually.

TAXES

     Distributions from the Money Market Portfolio will generally be taxable to shareholders. It is expected that all, or substantially all, of these distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     The foregoing is only a summary of certain tax considerations under the current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different United States Federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

     Bedford Shares of the Money Market Portfolio are sold without a sales load on a continuous basis by Provident Distributors, Inc., whose principal business address is at Four Falls Corporate Center, West Conshohocken, PA 19428.

     The Board of Directors of the Company approved and adopted the Distribution Agreement and Plan of Distribution for the Class (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the Class. The actual amount of such compensation is agreed upon from time to time by the Company's Board of Directors and the Distributor. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of .60% of the average daily net assets of the Class on an annualized basis in any year. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

     Under  the  Distribution  Agreement  and  the  Plan,  the  Distributor  may
reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of the Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Bedford Shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Class as well as for related direct mail, advertising and promotional expenses.

     The Plan obligates the Company, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Class the fee agreed to under the Distribution Agreement. Payments under the Plan are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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
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

  The
Bear Stearns
  Funds

575 LEXINGTON AVENUE
NEW YORK, NY 10167
1.800.766.4111

MONEY MARKET PORTFOLIO

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
Wilmington, Delaware

DISTRIBUTOR
Provident Distributors, Inc.
West Conshohocken, Pennsylvania

CUSTODIAN
PFPC Trust Company
Lester, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

FOR MORE INFORMATION:

     This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Bedford Family Money Market Portfolio is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT

     These reports contain additional information about the fund's investments, describe the fund's performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     A Statement of Additional Information, dated December 1, 1999 (SAI), has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Bedford Family Money Market Portfolio, may be obtained free of charge, along with the Bedford Family Money Market Portfolio annual and semi-annual reports, by calling (800) 533-7719. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally considered a part of this Prospectus).

SHAREHOLDER ACCOUNT SERVICE REPRESENTATIVES

     Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 5 p.m. (Eastern time) Monday-Friday. Call: (800) 533-7719.

PURCHASES AND REDEMPTIONS

     Call your broker or (800) 533-7719.

WRITTEN CORRESPONDENCE

Post Office Address:                Bedford Family -- Money Market Portfolio
                                    c/o PFPC, Inc.
                                    PO Box 8950
                                    Wilmington, DE 19899-8950

Street Address:                     Bedford Family -- Money Market Portfolio
                                    c/o PFPC, Inc.
                                    400 Bellevue Parkway
                                    Wilmington, DE 19809

SECURITIES AND EXCHANGE COMMISSION (SEC)

     You may also view information about The RBB Fund, Inc. and the Bedford Family Money Market Portfolio, including the SAI, by visiting the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at 1-202-942-8090. Copies of this information can be obtained, for a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request to publicinfo@sec.gov.

                    INVESTMENT COMPANY ACT FILE NO. 811-05518

                                [GRAPHIC OMITTED]
                                CASH PRESERVATION
                                    PORTFOLIOS
                                       OF
                               THE RBB FUND, INC.





                             Money Market Portfolio
                        Municipal Money Market Portfolio








     This prospectus gives vital information about these money market mutual funds, advised by BlackRock Institutional Management Corporation ("BIMC" or the "Adviser"), including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.

     Please note that these funds:

     -   are not bank deposits;

     -   are not federally insured;

     - are not obligations of, or guaranteed or endorsed by PNC Bank, National Association, PFPC Trust Company or any other bank;

     - are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency;

     -   are not guaranteed to achieve their goal(s);

     - may not be able to maintain a stable $1 share price and you may lose money.




--------------------------------------------------------------------------------
THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
PROSPECTUS                                                      December 1, 1999

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

TABLE OF CONTENTS
--------------------------------------------------------------------------------

================================    INTRODUCTION TO THE RISK/RETURN SUMMARY ...5


                                    PORTFOLIO DESCRIPTION

A LOOK AT THE GOALS,                   Money Market ...........................6
STRATEGIES,  RISKS, EXPENSES
AND FINANCIAL HISTORY OF               Municipal Money Market ................11
EACH PORTFOLIO.


                                    PORTFOLIO MANAGEMENT

DETAILS ABOUT THE SERVICE              Investment Adviser ....................19
PROVIDERS.
                                       Service Provider Chart ................20



                                    SHAREHOLDER INFORMATION

POLICIES AND INSTRUCTIONS FOR          Pricing Shares ........................21
OPENING, MAINTAINING AND
CLOSING AN ACCOUNT IN EITHER OF        Purchase of Shares ....................21
THE PORTFOLIOS.
                                       Redemption of Shares ..................22

                                       Exchange Privilege ....................24

                                       Dividends and Distributions ...........25

                                       Taxes .................................25


DETAILS ON DISTRIBUTION             DISTRIBUTION ARRANGEMENTS ................26
PLANS.

================================    FOR MORE INFORMATION .............Back Cover

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

INTRODUCTION TO THE RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Cash Preservation Classes of The RBB Fund, Inc. (the "Company").

     The two classes of common stock (each a "Cash Preservation Class") of the Company offered by this Prospectus represent interests in the Cash Preservation Classes of the Money Market Portfolio and the Municipal Money Market Portfolio. This Prospectus and the Statement of Additional Information incorporated herein relate solely to the Cash Preservation Classes of the Company.

     This Prospectus has been organized so that each Portfolio has its own short section with important facts about that particular Portfolio. Once you read the short sections about the Portfolios that interests you, read the sections about Purchase and Redemption of Shares of the Cash Preservation Classes ("Cash Preservation Shares"). These sections apply to both of the Portfolios offered by this Prospectus.

MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

ASSET-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REPURCHASE AGREEMENT: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
================================================================================

INVESTMENT GOAL

     The fund seeks to generate current income, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES

     To achieve this goal, we invest in a diversified portfolio of short term, high quality, U.S. dollar-denominated instruments, including government, bank, commercial and other obligations.

     Specifically, we may invest in:

     1) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).

     2) High quality commercial paper and other obligations issued or guaranteed (or otherwise supported) by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor's, Prime-2 or higher by Moody's, D-2 or higher by Duff & Phelps, F-2 or higher by Fitch or TBW-2 or higher by Thomson BankWatch, as well as high quality corporate bonds rated AA (or Aa) or higher at the time of purchase by those rating agencies. These ratings must be provided by at least two rating agencies or by the only rating agency providing a rating.

     3) Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

     4)  Asset-backed securities (including interests in pools of assets such as
         mortgages,   installment   purchase   obligations   and   credit   card
         receivables).

     5) Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.

     6)  Dollar-denominated   securities   issued  or   guaranteed   by  foreign
         governments or their political subdivisions, agencies or authorities.

     7)  Securities issued or guaranteed by state or local governmental bodies.

     8)  Repurchase agreements relating to the above instruments.

     The fund seeks to maintain a net asset value of $1.00 per share.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements) will be purchased.

     KEY RISKS

     The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

     The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

     The fund's concentration of its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

     The obligations of foreign banks and other foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.

     Unrated notes, paper and other instruments may be subject to the risk that an issuer may default on its obligation to pay interest and repay principal.

     The obligations issued or guaranteed by state or local government bodies may be issued by entities in the same state and may have interest which is paid from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may impact the fund.

     Treasury obligations differ only in their interest rates, maturities and time of issuance. These differences could result in fluctuations in the value of such securities depending upon the market. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit. The U.S. Government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the fund.

     The fund's investment in asset-backed securities may be negatively impacted by interest rate fluctuations or when an issuer pays principal on an obligation held by the fund earlier or later than expected. These events may affect their value and the return on your investment.

     The fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

     We may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     The fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the fund, BIMC, the fund's investment adviser, is currently working to avoid such problems. BIMC is also working with other systems providers and vendors servicing the Portfolios to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on or after January 1, 2000. Year 2000 problems may also hurt issuers whose securities the fund holds or securities markets generally.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

     RISK/RETURN INFORMATION

     The chart and table below give you a picture of the variability of the fund's long-term performance for Cash Preservation Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

AS OF 12/31/98
ANNUAL TOTAL RETURNS

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
   1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
   8.81%   7.62%   5.55%   3.09%   2.41%   3.30%   5.19%   4.67%   4.82%   4.77%

Year-to-date total return for the nine months ended September 30, 1999:  4.25%
Best Quarter:           9.47%       (quarter ended 6/30/89)
Worst Quarter:          2.36%       (quarter ended 9/30/93)

AS OF 12/31/98
AVERAGE ANNUAL TOTAL RETURNS

                         1 YEAR         5 YEARS         10 YEARS
                         ------         -------         --------
     MONEY MARKET         4.77%          4.55%            5.01%

     CURRENT YIELD: The seven-day yield for the period ended 12/31/98 for the fund was 4.40%. Past performance is not an indication of future results. Yields will vary. You may call (800) 430-9618 to obtain the current seven-day yield of the fund.

     EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold Cash Preservation Shares of the fund. The table is based on expenses for the most recent fiscal year.

================================================================================
                              IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.

OTHER EXPENSES: Includes administration, transfer agency, custody, professional fees and registration fees.

DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.
================================================================================

     ANNUAL FUND OPERATING EXPENSES*
     (Expenses that are deducted from fund assets)

     Management Fees 1 ....................................      0.36%

     Distribution and service (12b-1) fees ................      0.40%

     Other expenses 2 .....................................      8.80%
                                                                 -----
     Total annual fund operating expenses 3 ...............      9.56%
                                                                 =====

     * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

     1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2000. As a result of the fee waiver, current management fees of the fund are 0.25% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     2. "Other expenses" for the current fiscal year are expected to be less than the amounts shown above because certain of the fund's service providers are waiving a portion of their fees and/or reimbursing the fund for certain other expenses. As a result of these fee waivers, "Other expenses" of the fund are estimated to be 0.30%. These waivers and reimbursements are expected to remain in effect for the current fiscal year. However, they are voluntary and can be modified or terminated at any time without the fund's consent.

     3. As a result of the fee waivers and/or reimbursements set forth in notes 1 and 2, the total annual fund operating expenses which are estimated to be incurred during the current fiscal year are 0.95%. Although these fee waivers and/or reimbursements are expected to remain in effect for the current fiscal year, they are voluntary and may be terminated at any time at the option of BIMC or the fund's service providers.

     EXAMPLE:

     The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remains the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              1 YEAR      3 YEARS       5 YEARS       10 YEARS
                              ------      -------       -------       --------
CASH PRESERVATION SHARES       $934        $2,677        $4,264        $7,641

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).


FINANCIAL HIGHLIGHTS (b)
     (FOR A CASH PRESERVATION SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                             MONEY MARKET PORTFOLIO
                                                    FOR THE           FOR THE         FOR THE           FOR THE          FOR THE
                                                  YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995
                                                ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value at beginning of year ...........    $   1.00         $   1.00         $   1.00         $  1.00         $   1.00
                                                    --------         --------         --------         -------         --------
Income from investment operations
   Net investment income .......................      0.0427           0.0474           0.0464          0.0471           0.0487
                                                    --------         --------         --------         -------         --------
     Total from investment operations ..........      0.0427           0.0474           0.0464          0.0471           0.0487
                                                    --------         --------         --------         -------         --------
Less distributions
   Dividends (from net investment income) ......     (0.0427)         (0.0474)         (0.0464)        (0.0471)         (0.0487)
                                                    --------         --------         --------         -------         --------
     Total distributions .......................     (0.0427)         (0.0474)         (0.0464)        (0.0471)         (0.0487)
                                                    --------         --------         --------         -------         --------
Net asset value at end of year .................    $   1.00         $   1.00         $   1.00         $  1.00         $   1.00
                                                    ========         ========         ========         =======         --------
Total Return ...................................       4.36%            4.86%            4.74%           4.81%            4.98%
Ratios/Supplemental Data
   Net assets at end of period (in thousands) ..    $    131         $    226         $    242         $   202         $    236
   Ratios of expenses to average net assets
     After advisory/administration fee waivers .      .95%(a)          .95%(a)          .95%(a)         .95%(a)          .95%(a)
Ratios of net investment income to
   average net assets
     After advisory/administration fee waivers .       4.27%            4.74%            4.64%           4.71%            4.87%

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 9.56%, 9.84%, 10.68%, 12.08% and 9.34% for the years ended August 31,
    1999, 1998, 1997, 1996 and 1995, respectively.

(b) Financial Highlights relate solely to the Cash Preservation Class of shares within the portfolio.

MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

GENERAL OBLIGATION BONDS: Bonds which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL SECURITY: A short-term obligation issued by or on behalf of states and possessions of the United States, their political subdivisions and their agencies and authorities.

NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REVENUE BONDS: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

TAX-EXEMPT COMMERCIAL PAPER: Short-term Municipal Securities with maturities of 1 to 270 days.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
================================================================================

INVESTMENT GOAL

     The fund seeks to generate current income exempt from federal income taxes, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES

     To achieve this goal, we invest in a diversified portfolio of Municipal Securities. Specifically, we may invest in:

     1) Fixed and variable rate notes and similar debt instruments issued by issuers who have ratings at the time of purchase of MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by Standard & Poor's, D-2 or higher by Duff & Phelps, or F-2 or higher by Fitch (or guaranteed or otherwise supported by entities with such ratings).

     2) Tax-exempt commercial paper and similar debt instruments issued by issuers who have ratings at the time of purchase of Prime-2 or higher by Moody's, A-2 or higher by Standard & Poor's, D-2 or higher by Duff & Phelps, or F-2 or higher by Fitch (or guaranteed or otherwise supported by entities with such ratings).

     3) Municipal bonds issued by issuers who have ratings at the time of purchase of Aa or higher by Moody's or AA or higher by Standard & Poor's, Duff & Phelps or Fitch (or guaranteed or otherwise supported by entities with such ratings).

     4) Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

     5) Municipal bonds and notes whose principal and interest payments are guaranteed by the U.S. Government or one of its agencies or authorities or which otherwise depend on the credit of the United States.

     The fund seeks to maintain a net asset value of $1.00 per share.

     We normally invest at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from federal income tax or subject to the Federal Alternative Minimum Tax.

     The fund may hold uninvested cash reserves during temporary defensive periods or, if in our opinion suitable Municipal Securities are not available. The fund may hold all of its assets in uninvested cash reserves during temporary defensive periods. Uninvested cash will not earn income.

     We intend to have no more than 25% of its total assets in Municipal Securities of issuers located in the same state.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments) will be purchased.

     KEY RISKS

     The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

     The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

     Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund's assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Moral obligation bonds are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Risk exists that a municipality will not honor moral obligation bonds. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities.

     There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice.

     The fund may invest in bonds whose interest may be subject to the Federal Alternative Minimum Tax. Interest received on these bonds by a taxpayer subject to the Federal Alternative Minimum Tax is taxable.

     We may invest 25% or more of assets in Municipal Securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in Municipal Securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

     We will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-free status of investments and will not do our own analysis regarding tax-free status.

     The fund may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline.The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     The fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the fund, BIMC, the fund's investment adviser, is currently working to avoid such problems. BIMC is also working with other systems providers and vendors servicing the Portfolios to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on or after January 1, 2000. Year 2000 problems may also hurt issuers whose securities the fund holds or securities markets generally.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

     RISK/RETURN INFORMATION

     The chart and table below give you a picture of the variability of the fund's long-term performance for Cash Preservation Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

AS OF 12/31
ANNUAL TOTAL RETURNS

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
  -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
  5.53%   5.08%   3.72%   2.18%   1.94%   2.85%   3.38%   2.33%   2.83%   2.68%

Year-to-date total return for the nine months ended September 30, 1999:  2.32%
Best Quarter:           5.90%       (quarter ended 6/30/89)
Worst Quarter:          1.53%       (quarter ended 3/31/93)

AS OF 12/31/98
AVERAGE ANNUAL TOTAL RETURNS

                                  1 YEAR     5 YEARS     10 YEARS
                                  ------     -------     --------
     MUNICIPAL MONEY MARKET       2.68%       2.81%         3.25%

     CURRENT YIELD: The seven-day yield for the period ended 12/31/98 for the fund was 2.27%. Past performance is not an indication of future results. Yields will vary. You may call (800) 430-9618 to obtain the current seven-day yield of the fund.

     EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold Cash Preservation Shares of the fund. The table is based on expenses for the most recent fiscal year.

================================================================================
                              IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.

OTHER EXPENSES: Includes administration, transfer agency, custody, professional fees and registration fees.

DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.
================================================================================

     ANNUAL FUND OPERATING EXPENSES*
     (Expenses that are deducted from fund assets)

     Management Fees 1 .............................            0.35%

     Distribution and service (12b-1) fees .........            0.40%

     Other expenses 2 ..............................           11.05%
                                                               ------
TOTAL ANNUAL FUND OPERATING EXPENSES 3 .............           11.80%
                                                               ======

     * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

     1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2000. As a result of the fee waiver, current management fees of the fund are .09% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     2. "Other expenses" for the current fiscal year are expected to be less than the amounts shown above because certain of the fund's service providers are waiving a portion of their fees and/or reimbursing the fund for certain other expenses. As a result of these fee waivers, "Other expenses" of the fund are estimated to be 0.49%. These waivers and reimbursements are expected to remain in effect for the current fiscal year. However, they are voluntary and can be modified or terminated at any time without the fund's consent.

     3. As a result of the fee waivers and/or reimbursements set forth in notes 1 and 2, the total annual fund operating expenses which are estimated to be incurred during the current fiscal year are 0.98%. Although these fee waivers and/or reimbursements are expected to remain in effect for the current fiscal year, they are voluntary and may be terminated at any time at the option of BIMC or the fund's service providers.

     EXAMPLE:

     The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                               1 YEAR       3 YEARS       5 YEARS      10 YEARS
                               ------       -------       -------      --------
CASH PRESERVATION SHARES       $1,140        $3,192       $4,975        $8,474

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS (b)
     (FOR A CASH PRESERVATION SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                        MUNICIPAL MONEY MARKET PORTFOLIO

                                                    FOR THE           FOR THE         FOR THE          FOR THE          FOR THE
                                                  YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995
                                                ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value at beginning of year ...........   $   1.00          $   1.00        $   1.00         $   1.00         $   1.00
                                                   --------          --------        --------         --------         --------
Income from investment operations
   Net investment income .......................     0.0234            0.0274          0.0272           0.0274           0.0281
                                                   --------          --------        --------         --------         --------
     Total from investment operations ..........     0.0234            0.0274          0.0272           0.0274           0.0281
                                                   --------          --------        --------         --------         --------

Less distributions
   Dividends (from net investment income) ......    (0.0234)          (0.0274)        (0.0272)         (0.0274)         (0.0281)
                                                   --------          --------        --------         --------         --------
     Total distributions .......................    (0.0234)          (0.0274)        (0.0272)         (0.0274)         (0.0281)
                                                   --------          --------        --------         --------         --------
Net asset value at end of year .................   $   1.00          $   1.00        $   1.00         $   1.00         $   1.00
                                                   ========          ========        ========         ========         ========
Total return ...................................      2.37%             2.82%           2.76%            2.78%            2.84%
Ratios/Supplemental Data
   Net assets at end of period (in thousands) ..   $    214          $     92             $97         $    116         $    161
Ratios of expenses to average net assets
     After advisory/administration fee waivers .      98%(a)           .98%(a)         .98%(a)          .98%(a)          .98%(a)
Ratios of net investment income to average
   net assets
     After advisory/administration fee waivers .      2.34%             2.78%           2.72%            2.74%            2.81%

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 11.80%, 23.16%, 26.58%, 19.20% and 10.80% for the years ended August 31, 1999, 1998, 1997, 1996 and 1995, respectively.

(b) Financial Highlights relate solely to the Cash Preservation Class of shares within the portfolio.

PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

     BIMC, a majority-owned indirect subsidiary of PNC Bank, N.A. serves as investment adviser and is responsible for all purchases and sales of each fund's portfolio securities. BIMC and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $52.9 billion. BIMC (formerly known as PNC Institutional Management Corporation or PIMC) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, DE 19809.

     For the fiscal year ended August 31, 1999, BIMC received the following fees as a percentage of each fund's average net assets:

     Money Market Portfolio                                   .25%
     Municipal Money Market Portfolio                         .09%

     The following chart shows the funds' other service providers and includes their addresses and principal activities.

                                  ------------
                                  SHAREHOLDERS
                                  ------------

Distribution and
Shareholder Services

 ------------------------------------  -----------------------------------------
         PRINCIPAL DISTRIBUTOR                       TRANSFER AGENT

     PROVIDENT DISTRIBUTORS, INC.                       PFPC INC.
 FOUR FALLS CORPORATE CENTER, 6TH FL.             400 BELLEVUE PARKWAY
      WEST CONSHOHOCKEN, PA 19428                  WILMINGTON, DE 19809

    Distributes shares of the funds.          Handles shareholder services,
                                        including record-keeping and statements,
                                        distribution of dividends and processing
                                                of buy and sell requests.
 ------------------------------------  -----------------------------------------


Asset
Management

 ------------------------------------  -----------------------------------------
    INVESTMENT ADVISER                                   CUSTODIAN

  BLACKROCK INSTITUTIONAL                           PFPC TRUST COMPANY
  MANAGEMENT CORPORATION                             200 STEVENS DRIVE
   400 BELLEVUE PARKWAY                              LESTER, PA 19113
   WILMINGTON, DE 19809
                                            Holds each fund's assets, settles
Manages each fund's business                all portfolio trades and collects
and  investment activities.                     most of the valuation data
                                              required for calculating each
                                              fund's net asset value ("NAV").

 ------------------------------------  -----------------------------------------


Fund
Operations

 ------------------------------------
      ADMINISTRATOR AND FUND
         ACCOUNTING AGENT

             PFPC INC.
       400 BELLEVUE PARKWAY
       WILMINGTON, DE 19809

  Provides facilities, equipment
    and personnel to carry out
 administrative services related
 to each fund and calculates each
      fund's NAV, dividends
        and distributions.
 ------------------------------------


                        ---------------------------------
                               BOARD OF DIRECTORS

                        Supervises the funds' activities.
                        ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING SHARES

     The price of your shares is also referred to as the net asset value (NAV).

     The NAV is determined twice daily at 12:00 noon and at 4:00 p.m., Eastern Time, each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. It is calculated by dividing a fund's total assets, less its liabilities, by the number of shares outstanding.

     Each fund values its securities using amortized cost. This method values a fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of changing interest rates.

PURCHASE OF SHARES

     GENERAL. You may purchase Cash Preservation Shares by mail, wire or exchange from another Cash Preservation Class as described below. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 ($1,000 if transmitted by wire). The Company in its sole discretion may accept or reject any order for purchases of Cash Preservation Shares.

     If you hold Shares in the street name account of a broker/dealer and you want to transfer your Shares to another broker/dealer, contact your current broker/dealer.

     Purchases will be effected at the net asset value next determined after PFPC, the Company's transfer agent, has received a purchase order in good order and the Company's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by the Company by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by PFPC after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day, will be executed as of the close of regular trading on the NYSE on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Company as of the close of regular trading on the NYSE or later, and orders as to which payment has been converted to Federal Funds as of the close of regular trading on the NYSE or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.

     PURCHASES BY MAIL. You may also make direct investments at any time in any Cash Preservation Class you select through any broker that has entered into a dealer agreement with the Distributor (an "Authorized Dealer"). You may make an initial investment in any of the Cash Preservation Classes by mail by fully completing and signing an application obtained from an Authorized Dealer (the "Application"), specifying the Portfolio in which you wish to invest, and mailing it, together with a check payable to "Cash Preservation" to the Cash Preservation Portfolios, c/o PFPC, P.O. Box 8916, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An Application will be returned to you unless it contains the name of the Authorized Dealer from whom you obtained it. Subsequent purchases may be made through an Authorized Dealer or by forwarding payment to the Company's transfer agent at the foregoing address.

     PURCHASES BY BANK WIRE. You may also purchase Shares in either of the Cash Preservation Classes by having your bank or Authorized Dealer wire Federal Funds to the Company's Custodian, PFPC Trust Company. Your bank or Authorized Dealer may impose a charge for this service. The Company does not currently charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of your Federal Funds wire, for an initial investment, it is important that you follow these steps:

       A. Telephone the Company's transfer agent, PFPC, toll-free (800) 430-9618 and provide your name, address, telephone number, Social Security or Tax Identification Number, the Cash Preservation Class selected, the amount being wired, and by which bank or Authorized Dealer. PFPC will then provide you with an account number. (If you have an existing account, you should also notify PFPC prior to wiring funds.)

       B. Instruct your bank or Authorized Dealer to wire the specified amount, together with your assigned account number, to PFPC's account with PNC
          Bank:

          PNC Bank, N.A., Philadelphia, PA ABA-0310-0005-3.
          FROM: (your name)
          ACCOUNT NUMBER: (your account number with the Portfolio) FOR PURCHASE OF: (name of the Portfolio)
          AMOUNT: (amount to be invested)

       C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process initial purchases until it receives a fully completed and signed Application. An Application will be returned to you unless it contains the name of the Authorized Dealer from whom you obtained it.

     For subsequent investments, you should follow steps A and B above.

     BY PAYMENT FROM INSURANCE POLICIES. If you are a recipient of certain insurance policy payments, you may purchase Shares by completing and signing an Application, including the section which authorizes your insurance company to forward policy payments to the Cash Preservation Class indicated on the Application, and mailing it to PFPC at the address shown thereon. An Application will be returned to you unless it contains the name of the Authorized Dealer from whom you obtained it.

     AUTOMATIC INVESTMENT PLAN. Additional investments may be made automatically by authorizing PFPC to withdraw funds from your bank account through an Automatic Investment Plan. If you wish to participate in an Automatic Investment Plan, you should call PFPC at (800) 430-9618 to obtain the appropriate form.

     RETIREMENT PLANS. Cash Preservation Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PFPC Trust Company acts as custodian. For further information as to applications and annual fees, contact the Distributor or an Authorized Dealer. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with your tax adviser.

REDEMPTION OF SHARES

     GENERAL. Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Company's transfer agent, PFPC. You may redeem all or some of your Shares in accordance with one of the procedures described below.

     REDEMPTION BY MAIL. You may redeem any number of Shares by sending a written request to the Company's transfer agent, PFPC Inc., P.O. Box 8916, Wilmington, Delaware 19899, Attention: Cash Preservation Portfolios. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered.

Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer
Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

     REDEMPTION BY TELEPHONE. If you are a direct investor, you may redeem your Shares without charge by telephone if you have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, you must file a Telephone Authorization Form with PFPC. This form is available from PFPC. Once this election has been made, you may simply contact PFPC by telephone to request the redemption by calling (800) 430-9618. Neither the Company, the Distributor, the Portfolios, the Administrator nor any other Company agent will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that they reasonably believe to be genuine.

     The Company's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms;
(2) requiring the caller to provide the names of the account owners, the account social security number and name of the portfolio, all of which must match the Company's records; (3) requiring the Company's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the Company elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions,
securities  dealers,   financial  planners  or  other  industry   professionals,
additional  documentation  or  information  regarding  the scope of authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

     Proceeds of a telephone redemption request will be mailed by check to your registered address unless you have designated in your Application or Telephone Authorization Form that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to your bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $1,000. There is no maximum for proceeds sent by wire transfer. The Company may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

     REDEMPTION BY CHECK. You may request that the Company provide redemption checks drawn on a particular Cash Preservation Class. If you hold share certificates, you are not eligible for this check writing privilege because share certificates must accompany all redemption requests. Checks will be sent only to the registered owner(s) and only to the address of record. You may issue checks made payable to the order of any person in the amount of $100 or more. The redemption is not effective until the check is processed and cleared by the transfer agent, and dividends are earned until the redemption is effected. Because dividends accrue daily, you should not use a check to close an account as a small balance is likely to result. There is no charge for redemption by check. If you have check writing privileges and you exchange funds from one Cash Preservation Class into another Cash Preservation Class, you will automatically receive a checkbook for the new account (allow three to four weeks for delivery). The Company or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

     ADDITIONAL REDEMPTION INFORMATION. The Company ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Company will redeem Shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. You should consider purchasing Shares using a certified or bank check or money order if you anticipate an immediate need for redemption proceeds.

     The Company does not impose a charge when Shares are redeemed. The Company reserves the right to redeem any account in a Cash Preservation Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day notice period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the SEC.

     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a fund.

EXCHANGE PRIVILEGE

     If you wish to exchange Shares of one Cash Preservation Class for another Cash Preservation Class, you may do so by mail or by telephone. In order to establish a systematic withdrawal plan for the new account, you must file a written request. The Company and PFPC reserve the right to limit, amend or terminate these exchange privileges at any time upon 60 days written notice to shareholders. No exchange fee is currently imposed for exchanges; however, the Company reserves the right to charge shareholders an exchange fee of $5.00 for each exchange. If you hold share certificates, the certificates must accompany your request for an exchange. An exchange of Shares will be treated as a sale for federal tax purposes.

     Detailed Instructions Required. A request for an exchange of Shares must be sufficiently detailed to enable PFPC to complete the exchange in accordance with your wishes. The request must name the Portfolio and account number from which the exchange is to be made. It must also name the Portfolio to which the exchange is to be made and the account number, if to an existing account. The request must specify the amount of money or Shares to be exchanged. New accounts will be established with the same registration and address, and with the same options as your account from which the exchange is made - an Application is not needed. If the registration or address of the new account is to be different in any respect, the request must be in writing with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings associations who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

     To request an exchange by mail, send a written request (together with any share certificates issued to the investor) to: Cash Preservation c/o PFPC, P.O. Box 8916, Wilmington, Delaware 19899. The request must be signed by all shareholders exactly as their names appear on the Company's records.

     If the exchange is to a new account, the dollar value of Shares acquired must equal or exceed the Portfolio's minimum for a new account; if to an existing account the dollar value must equal or exceed the Portfolio's minimum for subsequent investments. If any amount remains in the Cash Preservation Class from which the exchange is being made, such amount must not drop below the minimum account value required by that Portfolio.

DIVIDENDS AND DISTRIBUTIONS

     The Company will distribute substantially all of the net investment income and net realized capital gains, if any, of each fund to each fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Cash Preservation Class unless a shareholder elects otherwise.

     The net investment income (not including any net short-term capital gains) earned by each fund will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of trading of the NYSE. Net short-term capital gains, if any, will be distributed at least annually.

TAXES

     Distributions from the Money Market Portfolio will generally be taxable to shareholders. It is expected that all, or substantially all, of these distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     Distributions from the Municipal Money Market Portfolio will generally constitute tax-exempt income for shareholders for federal income tax purposes. It is possible, depending upon the Portfolios' investments, that a portion of each Portfolio's distributions could be taxable to shareholders as ordinary income or capital gains, but it is not expected that this will be the case.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio generally will not be deductible for federal income tax purposes.

     You should note that a portion of the exempt-interest dividends paid by the Municipal Money Market Portfolio may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

     The foregoing is only a summary of certain tax considerations under the current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different United States Federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

     Cash Preservation Shares of the funds are sold without a sales load on a continuous basis by Provident Distributors, Inc., whose principal business address is at Four Falls Corporate Center, West Conshohocken, PA 19428.

     The Board of Directors of the Company approved and adopted the Distribution Agreement and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Cash Preservation Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Cash Preservation Class. The actual amount of such compensation is agreed upon from time to time by the Company's Board of Directors and the Distributor. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of .40% of the average daily net assets of the relevant Class on an annualized basis in any year. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

     Under the Distribution Agreement and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant
Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Cash Preservation Shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Cash Preservation Class as well as for related direct mail, advertising and promotional expenses.

     Each of the Plans obligates the Company, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Cash Preservation Class the fee agreed to under the Distribution Agreement. Payments under the Plans are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.







INVESTMENT ADVISER
Blackrock Institutional Management Corporation
Wilmington, Delaware

DISTRIBUTOR
Provident Distributors, Inc.
West Conshohocken, Pennsylvania

CUSTODIAN
PFPC Trust Company
Lester, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

                                [GRAPHIC OMITTED]
                               CASH PRESERVATION
                                   PORTFOLIOS

                                       OF
                               THE RBB FUND, INC.


                             MONEY MARKET PORTFOLIO
                                      AND
                             MUNICIPAL MONEY MARKET
                                   PORTFOLIO

                                   Prospectus
                                December 1, 1999

                          CASH PRESERVATION PORTFOLIOS

                                 1-800-430-9618

FOR MORE INFORMATION

     This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Cash Preservation Classes is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT

     These reports contain additional information about each of the funds' investments, describe the funds' performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     A Statement of Additional Information, dated December 1, 1999 (SAI) has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Cash Preservation Classes, may be obtained free of charge, along with the Cash Preservation Classes' annual and semi-annual reports, by calling (800) 430-9618. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally considered a part of this Prospectus).

SHAREHOLDER ACCOUNT SERVICE REPRESENTATIVES

     Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 5 p.m. (Eastern time) Monday-Friday. Call: (800) 430-9618.

SECURITIES AND EXCHANGE COMMISSION (SEC)

     You may  also  view  information  about  The RBB  Fund,  Inc.  and the Cash
Preservation  Portfolios,  including  the  SAI,  by  visiting  the  SEC  website
(http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at 1-202-942-8090. Copies of this information can be obtained, for a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request to publicinfo@sec.gov.

                    INVESTMENT COMPANY ACT FILE NO. 811-05518

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS

                              OF THE RBB FUND, INC.

                             Money Market Portfolio

                        Municipal Money Market Portfolio

                  Government Obligations Money Market Portfolio

                    New York Municipal Money Market Portfolio

     This prospectus gives vital information about these money market mutual funds, advised by BlackRock Institutional Management Corporation ("BIMC" or the "Adviser"), including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.

     Please note that these funds:

     (BULLET) are not bank deposits;

     (BULLET) are not federally insured;

     (BULLET) are not obligations of, or guaranteed or endorsed by PNC Bank, National Association, PFPC Trust Company or any other bank;

     (BULLET) are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency;

     (BULLET) are not guaranteed to achieve their goal(s);

     (BULLET) may not be able to maintain a stable $1 share price and you may lose money.

--------------------------------------------------------------------------------
THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

PROSPECTUS                                                      December 1, 1999

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

TABLE OF CONTENTS

--------------------------------------------------------------------------------




================================    INTRODUCTION TO THE RISK/RETURN SUMMARY .. 5

                                    PORTFOLIO DESCRIPTION

A LOOK AT THE GOALS, STRATEGIES,         Money Market ........................ 6
RISKS, EXPENSES AND FINANCIAL            Municipal Money Market ..............11
HISTORY OF EACH PORTFOLIO.               Government Obligations Money Market .16
                                         New York Municipal Money Market .....21

                                    PORTFOLIO MANAGEMENT

DETAILS ABOUT THE SERVICE                Investment Adviser ..................26
PROVIDERS.                               Service Provider Chart ..............27

                                    SHAREHOLDER INFORMATION

POLICIES AND INSTRUCTIONS FOR            Pricing Shares ......................28
OPENING, MAINTAINING AND                 Purchase of Shares ..................28
CLOSING AN ACCOUNT IN ANY OF             Redemption of Shares ................29
THE PORTFOLIOS.                          Dividends and Distributions .........30
                                         Taxes ...............................30

DETAILS ON DISTRIBUTION PLANS.      DISTRIBUTION ARRANGEMENTS ................31

                                    FOR MORE INFORMATION .............Back Cover

================================
                                        3

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

INTRODUCTION TO THE RISK/RETURN SUMMARY

--------------------------------------------------------------------------------

     This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in Janney Classes of The RBB Fund, Inc. (the "Company").

     The four classes of common stock (each a "Janney Class") of the Company offered by this Prospectus represent interests in the Janney Classes of the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. This Prospectus and the Statement of Additional Information incorporated herein relate solely to the Janney Classes of the Company.

     This Prospectus has been organized so that each Portfolio has its own short section with important facts about that particular Portfolio. Once you read the short sections about the Portfolios that interest you, read the sections about Purchase and Redemption of Shares of the Janney Classes ("Janney Shares" or "Shares"). These sections apply to all the Portfolios offered by this Prospectus.

MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

================================================================================

     IMPORTANT DEFINITIONS

ASSET-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REPURCHASE AGREEMENT: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

================================================================================

INVESTMENT GOAL

     The fund seeks to generate current income, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES

     To achieve this goal, we invest in a diversified portfolio of short term, high quality, U.S. dollar-denominated instruments, including government, bank, commercial and other obligations.

     Specifically, we may invest in:

     1) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).

     2) High quality commercial paper and other obligations issued or guaranteed (or otherwise supported) by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor's, Prime-2 or higher by Moody's, D-2 or higher by Duff & Phelps, F-2 or higher by Fitch or TBW-2 or higher by Thomson BankWatch, as well as high quality corporate bonds rated AA (or Aa) or higher at the time of purchase by those rating agencies. These ratings must be provided by at least two rating agencies, or by the only rating agency providing a rating.

     3) Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

     4) Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables).

     5) Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.

     6) Dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or authorities.

     7)   Securities issued or guaranteed by state or local governmental bodies.

     8)   Repurchase agreements relating to the above instruments.

     The fund seeks to maintain a net asset value of $1.00 per share.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements) will be purchased.

     KEY RISKS

     The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

     The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

     The fund's concentration of its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

     The obligations of foreign banks and other foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.

     Unrated notes, paper and other instruments may be subject to the risk that an issuer may default on its obligation to pay interest and repay principal.

     The obligations issued or guaranteed by state or local government bodies may be issued by entities in the same state and may have interest which is paid from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may impact the fund.

     Treasury obligations differ only in their interest rates, maturities and time of issuance. These differences could result in fluctuations in the value of such securities depending upon the market. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit. The U.S. Government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the fund.

     The fund's investment in asset-backed securities may be negatively impacted by interest rate fluctuations or when an issuer pays principal on an obligation held by the fund earlier or later than expected. These events may affect their value and the return on your investment.

     The fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

     We may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     The fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the fund, BIMC, the fund's investment adviser, is currently working to avoid such problems. BIMC is also working with other systems providers and vendors servicing the Portfolios to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on or after January 1, 2000. Year 2000 problems may also hurt issuers whose securities the fund holds or securities markets generally.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

     RISK/RETURN INFORMATION

     The chart and table below give you a picture of the variability of the fund's long-term performance for Janney Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

AS OF 12/31
ANNUAL TOTAL RETURNS

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          5.06%           4.62%         4.85%         4.72%
          1995            1996          1997          1998

 Year-to-date total return for the nine months ended September 30, 1999:  4.20%
     Best Quarter:            5.07% (quarter ended 12/31/95)
     Worst Quarter:           4.06% (quarter ended 6/30/99)

AS OF 12/31/98
AVERAGE ANNUAL TOTAL RETURNS

                                 1 YEAR            SINCE INCEPTION*
                                --------          ------------------
     MONEY MARKET                 4.72%                  4.81%
     *Commenced operations on 6/12/95.

     CURRENT YIELD: The seven-day yield for the period ended 12/31/98 for the fund was 4.35%. Past performance is not an indication of future results. Yields will vary. You may call 1-800-JANNEYS to obtain the current seven-day yield of the fund.

     EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold Janney Shares of the fund. The table is based on expenses for the most recent fiscal year.

     ANNUAL FUND OPERATING EXPENSES*
     (Expenses that are deducted from fund assets)

     Management Fees 1 .........................................  0.36%

     Distribution and service (12b-1) fees .....................  0.60%

     Other expenses 2 ..........................................  0.23%
                                                                  -----

     Total annual fund operating expenses 3 ....................  1.19%
                                                                  =====


================================================================================

     IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.

OTHER EXPENSES: Includes administration, transfer agency, custody, professional fees and registration fees.

DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.

================================================================================


     * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.


     1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2000. As a result of the fee waiver, current management fees of the fund are 0.25% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     2. "Other expenses" for the current fiscal year are expected to be less than the amounts shown above because certain of the fund's service providers are waiving a portion of their fees and/or reimbursing the fund for certain other expenses. As a result of these fee waivers, "Other expenses" of the fund are estimated to be 0.15%. These waivers and reimbursements are expected to remain in effect for the current fiscal year. However, they are voluntary and can be modified or terminated at any time without the fund's consent.

     3. As a result of the fee waivers and/or reimbursements set forth in notes 1 and 2, the total annual fund operating expenses which are estimated to be incurred during the current fiscal year are 1.00%. Although these fee waivers and/or reimbursements are expected to remain in effect for the current fiscal year, they are voluntary and may be terminated at any time at the option of BIMC or the fund's service providers.

     EXAMPLE:

     The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 YEAR       3 YEARS       5 YEARS        10 YEARS
                          ------       -------       -------        --------
     JANNEY SHARES         $121          $378          $654          $1,443

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS (C)

         (FOR A JANNEY SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD)

                             MONEY MARKET PORTFOLIO

                                                                                                                  FOR THE PERIOD
                                                                                                                  JUNE 12, 1995
                                                  FOR THE          FOR THE           FOR THE        FOR THE     (COMMENCEMENT OF
                                                YEAR ENDED       YEAR ENDED        YEAR ENDED      YEAR ENDED     OPERATIONS) TO
                                              AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995
                                              ---------------  ---------------  ---------------   --------------  ----------------

Net asset value at beginning of year or period   $     1.00        $   1.00        $   1.00        $   1.00          $   1.00
                                                 ----------        --------        --------        --------          ---------
Income from investment operations:
   Net investment income                             0.0422          0.0469          0.0459          0.0465            0.0112
                                                 ----------        --------        --------        --------          ---------
     Total from investment operations                0.0422          0.0469          0.0459          0.0465            0.0112
                                                 ----------        --------        --------        --------          ---------
Less distributions
   Dividends (from net investment income)           (0.0422)        (0.0469)        (0.0459)        (0.0465)          (0.0112)
                                                 ----------        --------        --------        --------          ---------
     Total distributions                            (0.0422)        (0.0469)        (0.0459)        (0.0465)          (0.0112)
                                                 ----------        --------        --------        --------          ---------
Net asset value at end of year or period         $     1.00        $   1.00        $   1.00        $   1.00            $ 1.00
                                                 ==========        ========        ========        ========          ========
Total Return                                           4.30%          4.81%           4.69%           4.76%           5.30%(b)
Ratios/Supplemental Data
   Net assets at end of period (in thousands)    $1,088,405        $904,526        $736,855        $561,865          $443,645
   Ratios of expenses to average net assets
     After advisory/administration fee waivers      1.00%(a)        1.00%(a)        1.00%(a)        1.00%(a)          1.00%(a)(b)
   Ratios of net investment income to
     average net assets

     After advisory/administration fee waivers         4.22%           4.69%          4.59%           4.65%           5.04%(b)


(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.19%, 1.21%, 1.22%, 1.23% and 1.23% for the years or period ended August 31, 1999, 1998, 1997, 1996 and 1995, respectively.

(b)  Annualized.

(c) Financial Highlights relate solely to the Janney Class of shares within the portfolio.

MUNICIPAL MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

================================================================================

     IMPORTANT DEFINITIONS

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

GENERAL OBLIGATION BONDS: Bonds which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL SECURITY: A short-term obligation issued by or on behalf of states and possessions of the United States, their political subdivisions and their agencies and authorities.

NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REVENUE BONDS: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

TAX-EXEMPT COMMERCIAL PAPER: Short-term Municipal Securities with maturities of 1 to 270 days.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

================================================================================


INVESTMENT GOAL

     PRIMARY INVESTMENT STRATEGIES

     To achieve this goal, we invest in a diversified portfolio of Municipal Securities.

     Specifically, we may invest in:

     1) Fixed and variable rate notes and similar debt instruments issued by issuers who have ratings at the time of purchase of MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by Standard & Poor's, D-2 or higher by Duff & Phelps, or F-2 or higher by Fitch (or guaranteed or otherwise supported by entities with such ratings).

     2) Tax-exempt commercial paper and similar debt instruments issued by issuers who have ratings at the time of purchase of Prime-2 or higher by Moody's, A-2 or higher by Standard & Poor's, D-2 or higher by Duff & Phelps, or F-2 or higher by Fitch (or guaranteed or otherwise supported by entities with such ratings).

     3) Municipal bonds issued by issuers who have ratings at the time of purchase of Aa or higher by Moody's or AA or higher by Standard & Poor's, Duff & Phelps or Fitch (or guaranteed or otherwise supported by entities with such ratings).

     4) Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

     5) Municipal bonds and notes whose principal and interest payments are guaranteed by the U.S. Government or one of its agencies or authorities or which otherwise depend on the credit of the United States.

     The fund seeks to maintain a net asset value of $1.00 per share.

     We normally invest at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from federal income tax or subject to the Federal Alternative Minimum Tax.

     The fund may hold uninvested cash reserves during temporary defensive periods or, if in our opinion suitable Municipal Securities are not available. The fund may hold all of its assets in uninvested cash reserves during temporary defensive periods. Uninvested cash will not earn income.

     We intend to have no more than 25% of its total assets in Municipal Securities of issuers located in the same state.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments) will be purchased.

     KEY RISKS

     The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

     The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

     Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund's assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Moral obligation bonds are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Risk exists that a municipality will not honor moral obligation bonds. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities.

     There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice.

     The fund may invest in bonds whose interest may be subject to the Federal Alternative Minimum Tax. Interest received on these bonds by a taxpayer subject to the Federal Alternative Minimum Tax is taxable.

     We may invest 25% or more of assets in Municipal Securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in Municipal Securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

     We will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-free status of investments and will not do our own analysis regarding tax-free status.

     The fund may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     The fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the fund, BIMC, the fund's investment adviser, is currently working to avoid such problems. BIMC is also working with other systems providers and vendors servicing the Portfolios to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on or after January 1, 2000. Year 2000 problems may also hurt issuers whose securities the fund holds or securities markets generally.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

     RISK/RETURN INFORMATION

     The chart and table below give you a picture of the variability of the fund's long-term performance for Janney Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

AS OF 12/31
ANNUAL TOTAL RETURNS

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          2.80%           2.84%         2.95%         2.80%
          1995            1996          1997          1998


 Year-to-date total return for the nine months ended September 30, 1999:  2.44%
     Best Quarter:            3.23% (quarter ended 6/30/97)
     Worst Quarter:           2.27% (quarter ended 3/31/99)

AS OF 12/31/98
AVERAGE ANNUAL TOTAL RETURNS

                                         1 YEAR          SINCE INCEPTION*
                                        --------        ------------------
     MUNICIPAL MONEY MARKET               2.80%                2.84%

     *Commenced operations on 6/12/95.

     CURRENT YIELD: The seven-day yield for the period ended 12/31/98 for the fund was 2.84%. Past performance is not an indication of future results. Yields will vary. You may call 1-800-JANNEYS to obtain the current seven-day yield of the fund.

     EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold Janney Shares of the fund. The table is based on expenses for the most recent fiscal year.

     ANNUAL FUND OPERATING EXPENSES*
     (Expenses that are deducted from fund assets)

     Management Fees 1 ........................................   0.35%

     Distribution and service (12b-1) fees ....................   0.60%

     Other expenses 2 .........................................   0.25%
                                                                  -----

     Total annual fund operating expenses 3 ...................   1.20%
                                                                  =====
================================================================================

     IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.

OTHER EXPENSES: Includes administration, transfer agency, custody, professional fees and registration fees.

DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.

================================================================================

     * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

     1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2000. As a result of the fee waiver, current management fees of the fund are 0.08% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     2. "Other expenses" for the current fiscal year are expected to be less than the amounts shown above because certain of the fund's service providers are waiving a portion of their fees and/or reimbursing the fund for certain other expenses. As a result of these fee waivers, "Other expenses" of the fund are estimated to be 0.18%. These waivers and reimbursements are expected to remain in effect for the current fiscal year. However, they are voluntary and can be modified or terminated at any time without the fund's consent.

     3. As a result of the fee waivers and/or reimbursements set forth in notes 1 and 2, the total annual fund operating expenses which are estimated to be incurred during the current fiscal year are 0.86%. Although these fee waivers and/or reimbursements are expected to remain in effect for the current fiscal year, they are voluntary and may be terminated at any time at the option of BIMC or the fund's service providers.

     EXAMPLE:

     The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     1 YEAR        3 YEARS       5 YEARS      10 YEARS
                    --------       -------      -------       --------
JANNEY SHARES         $122          $381          $660         $1,455

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS (C)

     (FOR A JANNEY SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD)

                        MUNICIPAL MONEY MARKET PORTFOLIO

                                                                                                                     FOR THE PERIOD
                                                                                                                      JUNE 12, 1995
                                                     FOR THE           FOR THE         FOR THE         FOR THE      (COMMENCEMENT OF
                                                   YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED     OPERATIONS) TO
                                                 AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995
                                                 --------------- ----------------  ---------------  ---------------  ---------------
Net asset value at beginning of year or period     $   1.00            $  1.00       $   1.00         $  1.00          $     1.00
                                                   --------            -------       --------         -------          ----------
Income from investment operations:

   Net investment income                             0.0246             0.0290         0.0285          0.0278              0.0063
                                                   --------            -------       --------         -------          ----------
     Total from investment operations                0.0246             0.0290         0.0285          0.0278              0.0063
                                                   --------            -------       --------         -------          ----------
Less distributions

   Dividends (from net investment income)           (0.0246)           (0.0290)       (0.0285)        (0.0278)            (0.0063)
                                                   --------            -------       --------         -------          ----------
     Total distributions                            (0.0246)           (0.0290)       (0.0285)        (0.0278)            (0.0063)
                                                   --------            -------       --------         -------          ----------
Net asset value at end of year or period           $   1.00            $  1.00       $   1.00         $  1.00          $     1.00
                                                   ========            =======       ========         =======          ==========
Total Return                                          2.49%              2.94%          2.89%           2.81%             2.87%(b)
Ratios/Supplemental Data
   Net assets at end of period (in thousands)      $114,539            $97,445       $108,826         $89,428            $113,256
   Ratios of expenses to average net assets
     After advisory/administration fee waivers      0.86%(a)           0.86%(a)       0.85%(a)        0.94%(a)         1.00%(a)(b)
   Ratios of net investment income to average
     net assets

       After advisory/administration fee waivers      2.46%              2.90%          2.85%           2.78%             2.83%(b)


     (a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.20%, 1.16%, 1.13%, 1.23% and 1.30% for the years or periods ended August 31, 1999, 1998, 1997, 1996 and 1995, respectively.

     (b)  Annualized.

     (c) Financial Highlights relate solely to the Janney Class of shares within the portfolio.

GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

================================================================================

     IMPORTANT DEFINITIONS

ASSET-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REPURCHASE AGREEMENT: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

================================================================================

INVESTMENT GOAL

     The fund seeks to generate current income to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES

     To achieve this goal, we invest exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and related repurchase agreements.

     The fund seeks to maintain a net asset value of $1.00 per share.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. The fund may also purchase unrated securities determined by us to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements) will be purchased.

     SECURITIES LENDING

     The fund may lend some of its securities on a short-term basis in order to earn extra income. The fund will receive collateral in cash or high quality securities equal to the current value of the loaned securities. These loans will be limited to 33 1/3% of the value of the fund's total assets.

     KEY RISKS

     The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

     The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

     Treasury obligations differ only in their interest rates, maturities and time of issuance. These differences could result in fluctuations in the value of such securities depending upon the market. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit. The U.S. Government gives no assurances that it will provide financial support if it is not obligated to do so by law. Default in these issuers could negatively impact the fund.

     The fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

     We may purchase variable and floating rate instruments. Like all debt instruments their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     Securities loans involve the risk of a delay in receiving additional collateral if the value of the securities goes up while they are on loan. There is also the risk of delay in recovering the loaned securities and of losing rights to the collateral if a borrower goes bankrupt. Therefore, the fund may lose the opportunity to sell securities at a desirable price. Additionally in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of securities may be delayed pending court action.

     The fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the fund, BIMC, the fund's investment adviser, is currently working to avoid such problems. BIMC is also working with other systems providers and vendors servicing the Portfolios to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on or after January 1, 2000. Year 2000 problems may also hurt issuers whose securities the fund holds or securities markets generally.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

     RISK/RETURN INFORMATION

     The chart and table below give you a picture of the variability of the fund's long-term performance for Janney Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

AS OF 12/31
ANNUAL TOTAL RETURNS

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          4.69%           4.57%         4.65%         4.56%
          1995            1996          1997          1998


Year-to-date total return for the nine months ended September 30, 1999:   4.09%
     Best Quarter:            4.97% (quarter ended 9/30/95)
     Worst Quarter:           3.99% (quarter ended 6/30/99)

AS OF 12/31/98
AVERAGE ANNUAL TOTAL RETURNS

                                              1 YEAR       SINCE INCEPTION*
                                             --------     ------------------
     GOVERNMENT OBLIGATIONS MONEY MARKET       4.56%             4.62%

     *Commenced operations on 6/12/95.

     CURRENT YIELD: The seven-day yield for the period ended 12/31/98 for the fund was 4.13%. Past performance is not an indication of future results. Yields will vary. You may call 1-800-JANNEYS to obtain the current seven-day yield of the fund.

     EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold Janney Shares of the fund. The table is based on expenses for the most recent fiscal year.

     ANNUAL FUND OPERATING EXPENSES*
     (Expenses that are deducted from fund assets)

     Management Fees 1 .........................................  0.42%

     Distribution and service (12b-1) fees .....................  0.60%

     Other expenses 2 ..........................................  0.19%
                                                                  -----

     Total annual fund operating expenses 3 ....................  1.21%
                                                                  =====


================================================================================

     IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.

OTHER EXPENSES: Includes administration, transfer agency, custody, professional fees and registration fees.

DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.

================================================================================


     * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.


     1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2000. As a result of the fee waiver, current management fees of the fund are 0.26% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     2. "Other expenses" for the current fiscal year are expected to be less than the amounts shown above because certain of the fund's service providers are waiving a portion of their fees and/or reimbursing the fund for certain other expenses. As a result of these fee waivers, "Other expenses" of the fund are estimated to be 0.14%. These waivers and reimbursements are expected to remain in effect for the current fiscal year. However, they are voluntary and can be modified or terminated at any time without the fund's consent.

     3. As a result of the fee waivers and/or reimbursements set forth in notes 1 and 2, the total annual fund operating expenses which are estimated to be incurred during the current fiscal year are 1.00%. Although these fee waivers and/or reimbursements are expected to remain in effect for the current fiscal year, they are voluntary and may be terminated at any time at the option of BIMC or the fund's service providers.

     EXAMPLE:

     The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 YEAR       3 YEARS        5 YEARS      10 YEARS
                          ------       -------        -------      ---------
     JANNEY SHARES         $123         $384           $665         $1,466

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
     The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS (c)
     (FOR A JANNEY SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD)

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                                                                                                                    FOR THE PERIOD
                                                                                                                    JUNE 12, 1995
                                                     FOR THE         FOR THE          FOR THE         FOR THE      (COMMENCEMENT OF
                                                   YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED     OPERATIONS) TO
                                                 AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997 AUGUST 31, 1996  AUGUST 31, 1995
                                                 ---------------  ---------------  --------------- ---------------  ---------------

Net asset value at beginning of year or period ....   $ 1.00            $ 1.00           $ 1.00       $ 1.00             $ 1.00
                                                    --------          --------         --------     --------         ----------
Income from investment operations:

   Net investment income ..........................   0.0406            0.0460           0.0447       0.0456             0.0109
                                                    --------          --------         --------     --------         ----------
     Total from investment operations .............   0.0406            0.0460           0.0447       0.0456             0.0109
                                                    --------          --------         --------     --------         ----------
Less distributions

   Dividends (from net investment income) .........  (0.0406)          (0.0460)         (0.0447)     (0.0456)           (0.0109)
                                                    --------          --------         --------     --------         ----------
     Total distributions ..........................  (0.0406)          (0.0460)         (0.0447)     (0.0456)           (0.0109)
                                                    --------          --------         --------     --------         ----------
Net asset value at end of year or period ..........   $ 1.00            $ 1.00           $ 1.00       $ 1.00             $ 1.00
                                                    ========          ========         ========     ========         ==========
Total Return ......................................    4.14%             4.71%            4.56%        4.66%            5.03%(b)
Ratios/Supplemental Data
   Net assets at end of period (in thousands) ..... $369,346          $379,065         $352,950     $306,757           $302,585
   Ratios of expenses to average net assets
     After advisory/administration fee waivers ....  1.00%(a)          1.00%(a)         1.00%(a)     1.00%(a)        1.00%(a)(b)
   Ratios of net investment income to average
     net assets

       After advisory/administration fee waivers ..    4.06%             4.60%            4.47%        4.56%            4.91%(b)


(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.21%, 1.23%, 1.23%, 1.25% and 1.28% for the years or periods ended August 31, 1999, 1998, 1997, 1996 and 1995, respectively.

(b)  Annualized.

(c) Financial Highlights relate solely to the Janney Class of shares within the portfolio.

NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

================================================================================

     IMPORTANT DEFINITIONS

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

GENERAL OBLIGATION BONDS: Bonds which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL SECURITY: A short-term obligation issued by or on behalf of states and possessions of the United States, their political subdivisions and their agencies and authorities.

NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REVENUE BONDS: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

TAX-EXEMPT COMMERCIAL PAPER: Short-term Municipal Securities with maturities of 1 to 270 days.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

================================================================================

INVESTMENT GOAL

     The fund seeks to generate current income exempt from federal, New York State and New York City Personal income taxes, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES

     To achieve this goal, we invest primarily in Municipal Securities of issuers located in New York.

     Specifically, we may invest in:

     1) Fixed and variable rate notes and similar debt instruments issued by issuers who have ratings at the time of purchase of MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by Standard & Poor's, D-2 or higher by Duff & Phelps, or F-2 or higher by Fitch (or guaranteed or otherwise supported by entities with such ratings).

     2) Tax-exempt commercial paper and similar debt instruments issued by issuers who have ratings at the time of purchase of Prime-2 or higher by Moody's, A-2 or higher by Standard & Poor's, D-2 or higher by Duff & Phelps, or F-2 or higher by Fitch (or guaranteed or otherwise supported by entities with such ratings).

     3) Municipal bonds rated or issued by issuers who have ratings at the time of purchase of Aa or higher by Moody's or AA or higher by Standard & Poor's, Duff & Phelps or Fitch (or guaranteed or otherwise supported by entities with such ratings).

     4) Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

     5) Municipal bonds and notes whose principal and interest payments are guaranteed by the U.S. Government or one of its agencies or authorities or which otherwise depend on the credit of the United States.

     The fund seeks to maintain a net asset value of $1.00 per share.

     We normally invest at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular federal income tax. Up to 20% can be invested in securities which are subject to Federal Alternative Minimum Tax.

     We intend normally to invest at least 65% of its assets in Municipal Securities of issuers located in New York.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. The fund may also purchase securities determined to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have or are deemed to have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements) will be purchased.

     KEY RISKS

     The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

     The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

     We concentrate its investments in securities of issuers located in New York. The fund is non-diversified under the Investment Company Act of 1940 (1940
Act). This raises special concerns because the fund's performance is more dependent upon the performance of a smaller number of securities and issuers than in a diversified portfolio. Some issuers of New York Municipal Securities have experienced serious financial difficulties in recent years. The change in value of any one security may affect the overall value of the fund more than it would a diversified portfolio. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions could hurt the value of the fund's shares.

     Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate users of the facility involved. To the extent that the fund's assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Moral obligation bonds are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Risk exists that a municipality will not honor moral obligation bonds. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities.

     There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice.

     We may invest without limit in bonds the interest on which may be subject to the Federal Alternative Minimum Tax. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

     We may invest 25% or more of assets in Municipal Securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in Municipal Securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

     We will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-free status of investments and will not do our own analysis regarding tax-free status.

     We may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult for the fund to dispose of them if the issuer defaults.

     The fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the fund, BIMC, the fund's investment adviser, is currently working to avoid such problems. BIMC is also working with other systems providers and vendors servicing the Portfolios to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on or after January 1, 2000. Year 2000 problems may also hurt issuers whose securities the fund holds or securities markets generally.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

     RISK/RETURN INFORMATION

     The chart and table below give you a picture of the variability of the fund's long-term performance for Janney Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

AS OF 12/31
ANNUAL TOTAL RETURNS

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          2.72%           2.21%         2.87%         2.61%
          1995            1996          1997          1998

Year-to-date total return for the nine months ended September 30, 1999:    2.35%
     Best Quarter:            3.03% (quarter ended 12/31/97)
     Worst Quarter:           2.19% (quarter ended 3/31/99)

     AS OF 12/31/98
AVERAGE ANNUAL TOTAL RETURNS

                                               1 YEAR        SINCE INCEPTION*
                                               ------        ----------------
     NEW YORK MUNICIPAL MONEY MARKET            2.61%              2.60%

     *Commenced operations on 6/9/95.

CURRENT YIELD: The seven-day yield for the period ended 12/31/98 for the fund was 2.75%. Past performance is not an indication of future results. Yields will vary. You may call 1-800-JANNEYS to obtain the current seven-day yield of the fund.

EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold Janney Shares of the fund. The table is based on expenses for the most recent fiscal year.

     ANNUAL FUND OPERATING EXPENSES*
     (Expenses that are deducted from fund assets)

     Management Fees 1 .........................................  0.35%

     Distribution and service (12b-1) fees .....................  0.60%

     Other expenses 2 ..........................................  0.31%
                                                                  -----

     Total annual fund operating expenses 3 ....................  1.26%
                                                                  =====


================================================================================

     IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.

OTHER EXPENSES: Includes administration, transfer agency, custody, professional fees and registration fees.

DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.

================================================================================


     * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.


     1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2000. As a result of the fee waiver, current management fees of the fund are 0.00% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     2. "Other expenses" for the current fiscal year are expected to be less than the amounts shown above because certain of the fund's service providers are waiving a portion of their fees and/or reimbursing the fund for certain other expenses. As a result of these fee waivers, "Other expenses" of the fund are estimated to be 0.20%. These waivers and reimbursements are expected to remain in effect for the current fiscal year. However, they are voluntary and can be modified or terminated at any time without the fund's consent.

     3. As a result of the fee waivers and/or reimbursements set forth in notes 1 and 2, the total annual fund operating expenses which are estimated to be incurred during the current fiscal year are 0.80%. Although these fee waivers and/or reimbursements are expected to remain in effect for the current fiscal year, they are voluntary and may be terminated at any time at the option of BIMC or the fund's service providers.

     EXAMPLE:

     The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                             1 YEAR        3 YEARS       5 YEARS      10 YEARS
                             ------        -------       -------      --------
     JANNEY SHARES            $128          $400          $692         $1,523

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

     The table below sets forth certain financial information, including per share information, for the periods indicated. Certain information reflects results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS (c)
(FOR A JANNEY SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD)
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO

                                                                                                                     FOR THE PERIOD
                                                                                                                      JUNE 9, 1995
                                                  FOR THE         FOR THE         FOR THE              FOR THE      (COMMENCEMENT OF
                                                YEAR ENDED      YEAR ENDED       YEAR ENDED           YEAR ENDED    OPERATIONS) TO
                                              AUGUST 31, 1999 AUGUST 31, 1998  AUGUST 31, 1997      AUGUST 31, 1996  AUGUST 31, 1995
                                              --------------- ---------------  ---------------      ---------------  ---------------
Net asset value at beginning
   of year or period ...........................  $  1.00           $  1.00        $  1.00            $  1.00         $     1.00
                                                  -------           -------        -------            -------         ----------
Income from investment operations:
   Net investment income .......................   0.0236            0.0273         0.0276             0.0262             0.0062
                                                  -------           -------        -------            -------         ----------
     Total from investment operations ..........   0.0236            0.0273         0.0276             0.0262             0.0062
                                                  -------           -------        -------            -------         ----------
Less distributions
   Dividends (from net investment income) ......  (0.0236)          (0.0273)       (0.0276)           (0.0262)           (0.0062)
                                                  -------           -------        -------            -------         ----------
     Total distributions .......................  (0.0236)          (0.0273)       (0.0276)           (0.0262)           (0.0062)
                                                  -------           -------        -------            -------         ----------
Net asset value at end of year or period .......  $  1.00           $  1.00        $  1.00            $  1.00         $     1.00
                                                  =======           =======        =======            =======         ==========
Total Return ...................................    2.38%             2.77%          2.80%              2.65%            2.72%(b)
Ratios/Supplemental Data
   Net assets at end of period (in thousands) ..  $28,140           $31,055        $30,442            $20,032            $14,671
   Ratios of expenses to average net assets
     After advisory/administration fee waivers .  0.80%(a)          0.80%(a)       0.80%(a)           0.93%(a)        1.00%(a)(b)
   Ratios of net investment income to average
     net assets
       After advisory/administration
         fee waivers ...........................  2.36%               2.73%          2.76%              2.62%            2.68%(b)


     (a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.26%, 1.20%, 1.13%, 1.25% and 1.28% for the years or periods ended August 31, 1999, 1998, 1997, 1996 and 1995, respectively.

     (b)  Annualized.

     (c) Financial Highlights relate solely to the Janney Class of shares within the portfolio.

PORTFOLIO MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT ADVISER

     BIMC, a majority-owned indirect subsidiary of PNC Bank, N.A. serves as investment adviser and is responsible for all purchases and sales of each fund's portfolio securities. BIMC and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $52.9 billion. BIMC (formerly known as PNC Institutional Management Corporation or PIMC) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, DE 19809.

     For the fiscal year ended August 31, 1999, BIMC received the following fees as a percentage of each fund's average net assets:

     Money Market Portfolio                                   .25%
     Municipal Money Market Portfolio                         .09%
     Government Obligations Money Market Portfolio            .26%
     New York Municipal Money Market Portfolio                  0%

     The following chart shows the funds' other service providers and includes their addresses and principal activities.

                                  ------------
                                  SHAREHOLDERS
                                  ------------

Distribution and
Shareholder Services

 ------------------------------------  -----------------------------------------
         PRINCIPAL DISTRIBUTOR                       TRANSFER AGENT

     PROVIDENT DISTRIBUTORS, INC.                       PFPC INC.
 FOUR FALLS CORPORATE CENTER, 6TH FL.             400 BELLEVUE PARKWAY
      WEST CONSHOHOCKEN, PA 19428                  WILMINGTON, DE 19809

    Distributes shares of the funds.           Handles shareholder services,
                                        including record-keeping and statements,
                                        distribution of dividends and processing
                                                of buy and sell requests.
 ------------------------------------  -----------------------------------------


Asset
Management

 ------------------------------------  -----------------------------------------
        INVESTMENT ADVISER                             CUSTODIAN

      BLACKROCK INSTITUTIONAL                         PFPC TRUST COMPANY
        MANAGEMENT COMPANY                           200 STEVENS DRIVE
       400 BELLEVUE PARKWAY                            LESTER, PA 19113
        WILMINGTON, DE 19809
                                             Holds each fund's assets, settles
      Manages each fund's business             all portfolio trades and collects
      and investment activities.                most of the valuation data
                                               required for calculating each
                                              fund's net asset value ("NAV").

 ------------------------------------  -----------------------------------------


Fund
Operations

 ------------------------------------
      ADMINISTRATOR AND FUND
         ACCOUNTING AGENT

             PFPC INC.
       400 BELLEVUE PARKWAY
       WILMINGTON, DE 19809

  Provides facilities, equipment
    and personnel to carry out
 administrative services related
  to each fund and calculates the
      fund's NAV, dividends
        and distributions.
 ------------------------------------


                        ---------------------------------
                               BOARD OF DIRECTORS

                        Supervises the Fund's activities.
                        ---------------------------------

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------

PRICING SHARES

     The  price  of your  shares  is also  referred  to as the net  asset  value
("NAV").

     The NAV is determined twice daily at 12:00 noon and at 4:00 p.m., Eastern Time, each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. It is calculated by dividing a fund's total assets, less its liabilities, by the number of shares outstanding.

     Each fund values its securities using amortized cost. This method values a fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of changing interest rates.

PURCHASE OF SHARES

     GENERAL. You may purchase Janney Shares through an account maintained by Janney Montgomery Scott ("JMS") (the "Account"). The Company in its sole discretion may accept or reject any order for purchases of Janney Shares.

     Purchases will be effected at the net asset value next determined after PFPC, the Company's transfer agent, has received a purchase order in good order from JMS and the Company's custodian has Federal Funds immediately available to it. Prompt transmission of the order to the transfer agent is JMS's responsibility. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received by JMS. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by the Company by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by PFPC after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day, will be executed as of the close of regular trading on the NYSE on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Company as of the close of regular trading on the NYSE or later and orders as to which payment has been converted to Federal Funds as of the close of regular trading on the NYSE or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.

     PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an Account with JMS through procedures and requirements established by JMS. In such event, beneficial ownership of Janney Shares will be recorded by JMS and will be reflected in the Account statements provided to you by JMS. JMS may impose minimum investment Account requirements. Although JMS does not impose a sales charge for purchases of Janney Shares, depending on the terms of your Account with JMS, JMS may charge to your Account fees for automatic investment and other services provided to your Account. Information concerning Account requirements, services and charges should be obtained from JMS, and you should read this Prospectus in conjunction with any information received from JMS.

     JMS may offer you the ability to purchase Janney Shares under an automatic purchase program (a "Purchase Program") established by it. If you participate in a Purchase Program, then you will have your "free-credit" cash balances in your Account automatically invested in Shares of the Janney Class designated by you as the "Primary Janney Class" for your Purchase Program. The frequency of investments and the minimum investment requirement will be established by JMS and the Company. In addition, JMS may require a minimum amount of cash and/or securities to be deposited in your Account to participate in its Purchase Program. The description of JMS's Purchase

Program should be read for details, and any inquiries concerning your Account under a Purchase Program should be directed to JMS. As a participant in a Purchase Program, you may change the designation of the Primary Janney Class at any time by so instructing JMS.

     If JMS makes special arrangements under which orders for Janney Shares are received by PFPC prior to 12:00 noon Eastern Time, and JMS guarantees that payment for such Shares will be made in available Federal Funds to the Company's custodian prior to the close of regular trading on the NYSE on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC. Otherwise, if JMS has not made such an arrangement, pricing of shares will occur as described above under "General".

REDEMPTION OF SHARES

     GENERAL. Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Company's transfer agent, PFPC. You may redeem all or some of your Shares in accordance with one of the procedures described below.

     REDEMPTION OF SHARES IN AN ACCOUNT. If you beneficially own Janney Shares through an Account, you may redeem Janney Shares in your Account in accordance with instructions and limitations pertaining to your Account by contacting JMS. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. It is the responsibility of JMS to transmit redemption orders and credit your account with redemption proceeds on a timely basis. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Company's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading on the NYSE on a Business Day, the redemption will be effective as of the close of regular trading on the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all of your Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

     JMS will also redeem each day a sufficient number of Shares of the Primary Janney Class to cover debit balances created by transactions in your Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

     JMS reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

     REDEMPTION BY CHECK. The Company will provide to you forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. If you wish to use this check writing redemption procedure, you should complete specimen signature cards (available from JMS), and forward them to JMS. JMS will then arrange for the checks to be honored by PNC Bank. Investors with joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Company or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

     When a check is presented to PNC Bank for clearance, PNC Bank, as your agent, will cause the Company to redeem a sufficient number of your full and fractional Shares to cover the amount of the check. This procedure enables you to continue to receive dividends on your Shares representing the amount being redeemed by check until such time as the check is presented to PNC Bank.
Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

     ADDITIONAL REDEMPTION INFORMATION. The Company ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Company will redeem Shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. You should consider purchasing Shares using a certified or bank check or money order if you anticipate an immediate need for redemption proceeds.

     The Company does not impose a charge when Shares are redeemed. The Company reserves the right to redeem any account in a Janney Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day notice period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the SEC.

     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a fund is obligated to redeem its Shares solely in cash up to the lesser of $250.000 or 1% of its net asset value during any 90-day period for any one shareholder of a fund.

DIVIDENDS AND DISTRIBUTIONS

     The Company will distribute substantially all of the net investment income and net realized capital gains, if any, of each fund to each fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Janney Class unless a shareholder elects otherwise.

     The net investment income (not including any net short-term capital gains) earned by each fund will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of trading of the NYSE. Net short-term capital gains, if any, will be distributed at least annually.

TAXES

     Distributions from the Money Market Portfolio and the Government Obligations Money Market Portfolio will generally be taxable to shareholders. It is expected that all, or substantially all, of these distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     Distributions from the Municipal Money Market Portfolio will generally constitute tax-exempt income for shareholders for federal income tax purposes. It is possible, depending upon the Portfolios' investments, that a portion of each Portfolio's distributions could be taxable to shareholders as ordinary income or capital gains, but it is not expected that this will be the case.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio generally will not be deductible for federal income tax purposes.

     You should note that a portion of the exempt-interest dividends paid by the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

     It is anticipated that distributions from the New York Municipal Securities will generally be exempt from New York State and New York City personal income (but not corporate franchise) taxes. Although distributions from the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio are exempt for federal income tax purposes, they will generally constitute taxable income for state and local income tax purposes except that, subject to limitations that vary depending on the state, distributions from interest paid by a state or municipal entity may be exempt from tax in that state.

     The foregoing is only a summary of certain tax considerations under the current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

     Janney Shares of the funds are sold without a sales load on a continuous basis by Provident Distributors, Inc., whose principal business address is at Four Falls Corporate Center, West Conshohocken, PA 19428.

     The Board of Directors of the Company approved and adopted the Distribution Agreement and separate Plans of Distribution for each of the Janney Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Janney Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Janney Class. The actual amount of such compensation is agreed upon from time to time by the Company's Board of Directors and the Distributor. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of .60% of the average daily net assets of the relevant Class on an annualized basis in any year. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

     Under the Distribution Agreement and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant
Class  serviced  by  such  financial  institutions.  The  Distributor  may  also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Janney Shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Janney Class as well as for related direct mail, advertising and promotional expenses.

     Each of the Plans obligates the Company, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Janney Class the fee agreed to under the Distribution Agreement. Payments under the Plans are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

================================================================================
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

INVESTMENT ADVISER
Blackrock Institutional Management Corporation
Wilmington, Delaware

DISTRIBUTOR
Provident Distributors, Inc.
West Conshohocken, Pennsylvania

CUSTODIAN
PFPC Trust Company
Lester, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

================================================================================




================================================================================

                                   JMS (LOGO)

                                [GRAPHIC OMITTED]

PROSPECTUS

THE JANNEY
MONTGOMERY SCOTT MONEY FUNDS

MONEY MARKET PORTFOLIO

------------------------------
MUNICIPAL
MONEY MARKET PORTFOLIO

------------------------------
GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO

------------------------------
NEW YORK MUNICIPAL
MONEY MARKET PORTFOLIO

------------------------------

DECEMBER 1, 1999

================================================================================

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS

                                  1-800-JANNEYS
                                (1-800-526-6397)

FOR MORE INFORMATION:

     This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Janney Family is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT

     These reports contain additional information about each of the funds' investments, describe the funds' performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     A Statement of Additional Information, dated December 1, 1999 (SAI), has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Janney Family, may be obtained free of charge, along with the Janney Montgomery Scott Money Funds' annual and semi-annual reports, by calling 1-800-JANNEYS. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally considered a part of this Prospectus).

SHAREHOLDER ACCOUNT SERVICE REPRESENTATIVES

     Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 5 p.m. (Eastern time) Monday-Friday. Call: 1-800-JANNEYS.

WRITTEN CORRESPONDENCE

     Send to:     Janney Montgomery Scott Money Funds
                  1801 Market Street
                  Philadelphia, PA 19103-1675

SECURITIES AND EXCHANGE COMMISSION (SEC)

     You may also view information about The RBB Fund, Inc. and the Janney Montgomery Scott Money Funds, including the SAI, by visiting the SEC Website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at 1-202-942-8090. Copies of this information can be obtained, for a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request to publicinfo@sec.gov.

                    INVESTMENT COMPANY ACT FILE NO. 811-05518

                                       RBB

                          SELECT MONEY MARKET PORTFOLIO



     This prospectus gives vital information about this money market mutual fund, advised by BlackRock Institutional Management Corporation ("BIMC" or the "Adviser"), including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.

     Please note that this fund:

     -   is not a bank deposit;

     -   is not federally insured;

     - is not an obligation of, or guaranteed or endorsed by PNC Bank, National Association, PFPC Trust Company or any other bank;

     - is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency;

     -   is not guaranteed to achieve its goals;

     - may not be able to maintain a stable $1 share price and you may lose money.

--------------------------------------------------------------------------------
THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
PROSPECTUS                                                      December 1, 1999
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

TABLE OF CONTENTS
--------------------------------------------------------------------------------

=================================  INTRODUCTION TO THE RISK/RETURN SUMMARY ....5



A LOOK AT THE GOALS,               PORTFOLIO DESCRIPTION ......................6
STRATEGIES,  RISKS,  EXPENSES
AND FINANCIAL HISTORY OF
THEPORTFOLIO.
                                   PORTFOLIO MANAGEMENT

                                       Investment Adviser ....................10
DETAILS ABOUT THE SERVICE
PROVIDERS.                             Service Provider Chart ................11


                                   SHAREHOLDER INFORMATION
POLICIES AND INSTRUCTIONS FOR
OPENING, MAINTAINING AND               Pricing Shares ........................12
CLOSING AN ACCOUNT IN THE
THE PORTFOLIO.                         Purchase of Shares ....................12

                                       Redemption of Shares ..................13

                                       Dividends and Distributions ...........14

                                       Taxes .................................14


=================================  FOR MORE INFORMATION ..............Back Cover

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

     INTRODUCTION TO THE RISK/RETURN SUMMARY

     This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the RBB Select Money Market Portfolio of The RBB Fund, Inc. (the "Company").

     The class of common stock of the Company offered by this Prospectus represents interests in the Select Class of the Money Market Portfolio (the "Select Class"). This Prospectus and the Statement of Additional Information incorporated herein relate solely to this Class.

     This Prospectus has been organized so that there is a short section with important facts about the Portfolio's goals, strategies, risks, expenses and financial history. Once you read this short section, read the sections about Purchase and Redemption of Shares of the Select Class ("Select Shares" or "Shares").

MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

================================================================================
                             IMPORTANT DEFINITIONS

ASSET-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REPURCHASE AGREEMENT: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
================================================================================

INVESTMENT GOAL

     The fund seeks to generate current income, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES

     To achieve this goal, we invest in a diversified portfolio of short term, high quality, U.S. dollar-denominated instruments, including government, bank, commercial and other obligations.

     Specifically, we may invest in:

     1) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).

     2) High quality commercial paper and other obligations issued or guaranteed (or otherwise supported) by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor's, Prime-2 or higher by Moody's, D-2 or higher by Duff & Phelps, F-2 or higher by Fitch or TBW-2 or higher by Thomson BankWatch, as well as high quality corporate bonds rated AA (or Aa) or higher at the time of purchase by those rating agencies. These ratings must be provided by at least two rating agencies or by the only rating agency providing a rating.

     3) Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

     4)  Asset-backed securities (including interests in pools of assets such as
         mortgages,   installment   purchase   obligations   and   credit   card
         receivables).

     5) Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.

     6)  Dollar-denominated   securities   issued  or   guaranteed   by  foreign
         governments or their political subdivisions, agencies or authorities.

     7)  Securities issued or guaranteed by state or local governmental bodies.

     8)  Repurchase agreements relating to the above instruments.

     The fund seeks to maintain a net asset value of $1.00 per share.

QUALITY

     Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements) will be purchased.

     KEY RISKS

     The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

     The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

     The fund's concentration of its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

     The obligations of foreign banks and other foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.

     Unrated notes, paper and other instruments may be subject to the risk that an issuer may default on its obligation to pay interest and repay principal.

     The obligations issued or guaranteed by state or local government bodies may be issued by entities in the same state and may have interest which is paid from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may impact the fund.

     Treasury obligations differ only in their interest rates, maturities and time of issuance. These differences could result in fluctuations in the value of such securities depending upon the market. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit. The U.S. Government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the fund.

     The fund's investment in asset-backed securities may be negatively impacted by interest rate fluctuations or when an issuer pays principal on an obligation held by the fund earlier or later than expected. These events may affect their value and the return on your investment.

     The fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

     We may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     The fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the fund, BIMC, the fund's investment adviser, is currently working to avoid such problems. BIMC is also working with other systems providers and vendors servicing the Portfolio to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on or after January 1, 2000. Year 2000 problems may also hurt issuers whose securities the fund holds or securities markets generally.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

     EXPENSES AND FEES
     As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold Select Shares of the fund. The table is based on expenses for the most recent fiscal year.

================================================================================
                              IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.

OTHER EXPENSES: Includes administration, transfer agency, custody, professional fees and registration fees.
================================================================================

ANNUAL FUND OPERATING EXPENSES*
(Expenses that are deducted from fund assets)

Management Fees 1. ..........................    0.36%
Other expenses 2 ............................    0.05%
                                                 ----
Total annual fund operating expenses 3 ......    0.41%
                                                 ====

* The table does not reflect charges or credits which investors might incur if they invest through a financial institution.
1. BIMC HAS VOLUNTARILY UNDERTAKEN THAT A PORTION OF ITS MANAGEMENT FEE WILL NOT BE IMPOSED ON THE FUND DURING THE CURRENT FISCAL YEAR ENDING AUGUST 31, 2000. AS A RESULT OF THE FEE WAIVER, CURRENT MANAGEMENT FEES OF THE FUND ARE 0.25% OF AVERAGE DAILY NET ASSETS. THIS WAIVER IS EXPECTED TO REMAIN IN EFFECT FOR THE CURRENT FISCAL YEAR. HOWEVER, IT IS VOLUNTARY AND CAN BE MODIFIED OR TERMINATED AT ANY TIME WITHOUT THE FUND'S CONSENT.
2. "Other expenses" for the current fiscal year are expected to be less than the amounts shown above because certain of the fund's service providers are waiving a portion of their fees and/or reimbursing the fund for certain other expenses. As a result of these fee waivers, "Other expenses" of the fund are estimated to be 0.02%. These waivers and reimbursements are expected to remain in effect for the current fiscal year. However, they are voluntary and can be modified or terminated at any time without the fund's consent.
3. As a result of the fee waivers and/or reimbursements set forth in notes 1 and 2, the total annual fund operating expenses which are estimated to be incurred during the current fiscal year are 0.27%. Although these fee waivers and/or reimbursements are expected to remain in effect for the current fiscal year, they are voluntary and may be terminated at any time at the option of BIMC or the fund's service providers.

     EXAMPLE:
     The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              1 YEAR    3 YEARS   5 YEARS    10 YEARS
                              ------    -------   -------    --------
             SELECT SHARES     $42       $132       $230       $518

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS (B)
     (FOR A SELECT SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                   MONEY MARKET PORTFOLIO                   FOR THE PERIOD
                                                          DECEMBER 15, 1998
                                                    (COMMENCEMENT OF OPERATIONS)
                                                        TO AUGUST 31, 1999(C)
                                                        ------------------------
Net asset value, beginning of period                            $   1.00
                                                                --------
Income from investment operations:
   Net investment income                                          0.0345
                                                                --------
     Total from investment operations                             0.0345
                                                                --------
Less distributions
   Dividends (from net investment income)                        (0.0345)
                                                                --------
     Total distributions                                         (0.0345)
                                                                --------
Net asset value, end of period                                  $   1.00
                                                                ========
Total Return                                                     3.50%(e)
Ratios/Supplemental Data
   Net assets, end of period                                    $230,044
   Ratios of expenses to average net assets                          .27%(a)(d)
   Ratios of net investment income to
     average net assets                                             4.82%(d)

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .41% for the period ended August 31, 1999.

(b) Financial Highlights relate solely to the Select Family of shares within the portfolio.

(c) On December 15, 1998 the Money Market Portfolio's Select Class began operations.

(d) Annualized.

(e) Non-Annualized.

PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

     INVESTMENT ADVISER

     BIMC, a majority-owned indirect subsidiary of PNC Bank, N.A. serves as investment adviser and is responsible for all purchases and sales of the fund's portfolio securities. BIMC and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $52.9 billion. BIMC (formerly known as PNC Institutional Management Corporation or PIMC) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, DE 19809.

     For the fiscal year ended August 31, 1999, BIMC received an advisory fee of .25% of the fund's average net assets.

     The following chart shows the fund's other service providers and includes their addresses and principal activities.

                                  ------------
                                  SHAREHOLDERS
                                  ------------

Distribution and
Shareholder Services

 ------------------------------------  -----------------------------------------
         PRINCIPAL DISTRIBUTOR                       TRANSFER AGENT

     PROVIDENT DISTRIBUTORS, INC.                       PFPC INC.
 FOUR FALLS CORPORATE CENTER, 6TH FL.             400 BELLEVUE PARKWAY
      WEST CONSHOHOCKEN, PA 19428                  WILMINGTON, DE19809

    Distributes shares of the fund.           Handles shareholder services,
                                        including record-keeping and statements,
                                        distribution of dividends and processing
                                                of buy and sell requests.
 ------------------------------------  -----------------------------------------


Asset
Management

 ------------------------------------  -----------------------------------------
         INVESTMENT ADVISER                             CUSTODIAN

      BLACKROCK INSTITUTIONAL                       PFPC TRUST COMPANY
      MANAGEMENT CORPORATION                        200 STEVENS DRIVE
       400 BELLEVUE PARKWAY                          LESTER, PA 19113
       WILMINGTON, DE 19809
                                            Holds the fund's assets, settles
   Manages the fund's business              all portfolio trades and collects
    and investment activities.                  most of the valuation data
                                               required for calculating the
                                              fund's net asset value ("NAV").

 ------------------------------------  -----------------------------------------


Fund
Operations

 ------------------------------------
      ADMINISTRATOR AND FUND
         ACCOUNTING AGENT

             PFPC INC.
       400 BELLEVUE PARKWAY
       WILMINGTON, DE 19809

  Provides facilities, equipment
    and personnel to carry out
 administrative services related
  to the fund and calculates the
      fund's NAV, dividends
        and distributions.
 ------------------------------------


                        ---------------------------------
                               BOARD OF DIRECTORS

                        Supervises the fund's activities.
                        ---------------------------------

SHAREHOLDER INFORMATION

PRICING SHARES

     The price of your shares is also referred to as the net asset value (NAV).

     The NAV is determined twice daily at 12:00 noon and at 4:00 p.m., Eastern Time, each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. It is calculated by dividing the fund's total assets, less its liabilities, by the number of shares outstanding.

     The fund values its securities using amortized cost. This method values a fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of changing interest rates.

PURCHASE OF SHARES

     GENERAL. You may purchase Shares through an account maintained by your brokerage firm (the "Account") and you may also purchase Shares directly by mail or wire. The minimum initial investment is $200 million. The Company reserves the right to waive this minimum investment requirement. There is no minimum subsequent investment. The Company in its sole discretion may accept or reject any order for purchases of Shares.

     Purchases will be effected at the net asset value next determined after PFPC, the Company's transfer agent, has received a purchase order in good order and the Company's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by the Company by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by PFPC after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day, will be executed as of the close of regular trading on the NYSE on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Company as of the close of regular trading on the NYSE or later, and orders as to which payment has been converted to Federal Funds as of the close of regular trading on the NYSE or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.

     PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through your Account with PNC Bank or its affiliates through procedures and requirements established by PNC Bank or its affiliates. In such event, beneficial ownership of Shares will be recorded by PNC Bank or its affiliates and will be reflected in the Account statements provided to you by PNC Bank or its affiliates. PNC Bank or its affiliates may impose minimum investment Account requirements. Although PNC Bank or its affiliates do not impose a sales charge for purchases of Shares, depending on the terms of your Account, PNC Bank or its affiliates may charge to your Account fees for automatic investment and other services provided to your Account. Information concerning Account requirements, services and charges should be obtained from PNC Bank or its affiliates, and you should read this Prospectus in conjunction with any information received from PNC Bank or its affiliates.

     PNC Bank or its affiliates may offer you the ability to purchase Shares under an automatic purchase program (a "Purchase Program") established by PNC Bank or its affiliates. If you participate in a Purchase Program, you will have your "free-credit" cash balances in your Account with PNC Bank or its affiliates automatically invested in Select Shares.

The frequency of investments and the minimum investment requirement will be established by PNC Bank or its affiliates and the Company. In addition, PNC Bank or its affiliates may require a minimum amount of cash and/or securities to be deposited in your Account to participate in its Purchase Program. The description of PNC Bank's or its affiliates' Purchase Program should be read for details, and any inquiries concerning your Account under a Purchase Program should be directed to PNC Bank or its affiliates.

     If PNC Bank or its affiliates makes special arrangements under which orders for Select Shares are received by PFPC prior to 12:00 noon Eastern Time, and your broker guarantees that payment for such Shares will be made in available Federal Funds to the Company's custodian prior to the close of regular trading on the NYSE on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC. Otherwise, if PNC Bank or its affiliate has not made such an arrangement, pricing of shares will occur as described above under "General."

REDEMPTION OF SHARES

     GENERAL. Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Company's transfer agent, PFPC. You may redeem all or some of your Shares in accordance with one of the procedures described below.

     REDEMPTION OF SHARES IN AN ACCOUNT. If you beneficially own Select Shares through an Account, you may redeem Shares in your Account in accordance with instructions and limitations pertaining to your Account by contacting PNC Bank or its affiliates. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Company's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading on the NYSE on a Business Day, the redemption will be effective as of the close of regular trading on the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all of your Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

     PNC Bank or its affiliates also redeem each day a sufficient number of Shares to cover debit balances created by transactions in your Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

     PNC Bank or its affiliates reserve the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

     ADDITIONAL REDEMPTION INFORMATION. The Company ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Company will redeem Shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. You should consider purchasing Shares using a certified or bank check or money order if you anticipate an immediate need for redemption proceeds.

     The Company does not impose a charge when Shares are redeemed. The Company reserves the right to redeem any account in the Select Class involuntarily, on thirty days' notice, if such account falls below $1,500 and during such 30-day notice period the amount invested in such account is not increased to at least $1,500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the SEC.

     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the fund.

     DIVIDENDS AND DISTRIBUTIONS

     The Company will distribute substantially all of the net investment income and net realized capital gains, if any, of the fund to each shareholder. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

     The net investment income (not including any net short-term capital gains) earned by the fund will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of trading of the NYSE. Net short-term capital gains, if any, will be distributed at least annually.

TAXES

     Distributions from the fund will generally be taxable to shareholders. It is expected that all, or substantially all, of these distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     The foregoing is only a summary of certain tax considerations under the current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different United States Federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.









INVESTMENT ADVISER
BlackRock Institutional Management Corporation
Wilmington, Delaware

DISTRIBUTOR
Provident Distributors, Inc.
West Conshohocken, Pennsylvania

CUSTODIAN
PFPC Trust Company
Lester, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

                                       RBB
                               Select Money Market
                                   Portfolio




                                   Prospectus
                          for the Select Shares of the
                             Money Market Portfolio


                                December 1, 1999

                        RBB SELECT MONEY MARKET PORTFOLIO
                                 1-800-430-9618

FOR MORE INFORMATION:

     This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the RBB Select Money Market Portfolio is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT

     These reports contain additional information about the fund's investments, describe the fund's performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     A Statement of Additional Information, dated December 1, 1999 (SAI), has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the RBB Select Money Market Portfolio, may be obtained free of charge, along with the Select Class of the Money Market Portfolio's annual and semi-annual reports, by calling (800) 430-9618. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally considered a part of this Prospectus).

SECURITIES AND EXCHANGE COMMISSION (SEC)

     You may also view information about The RBB Fund, Inc. and the Select Class of the Money Market Portfolio, including the SAI, by visiting the SEC Web site (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at 1-202-942-8090. Copies of this information can be obtained, for a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request to publicinfo@sec.gov.

                    INVESTMENT COMPANY ACT FILE NO. 811-05518

                      SANSOM STREET MONEY MARKET PORTFOLIO
                              OF THE RBB FUND, INC.

     This prospectus gives vital information about this money market mutual fund, advised by BlackRock Institutional Management Corporation ("BIMC" or the "Adviser"), including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.



     Please note that this fund:

     - is not a bank deposit;

     - is not federally insured;

     - is not an obligation of, or guaranteed or endorsed by PNC Bank, National Association, PFPC Trust Company or any other bank;

     - is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency;

     - is not guaranteed to achieve its goal;

     - may not be able to maintain a stable $1 share price and you may lose money.

--------------------------------------------------------------------------------
THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
PROSPECTUS                                                      December 1, 1999

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

TABLE OF CONTENTS
--------------------------------------------------------------------------------


==================================  INTRODUCTION TO THE RISK/RETURN SUMMARY ...5


A LOOK AT THE GOALS,  STRATEGIES,   PORTFOLIO DESCRIPTION .....................6
RISKS,  EXPENSES AND FINANCIAL
HISTORY OF THE PORTFOLIO.

                                    PORTFOLIO MANAGEMENT

                                       Investment Adviser ....................11
DETAILS ABOUT THE SERVICE
PROVIDERS.                             Service Provider Chart ................12



POLICIES AND INSTRUCTIONS FOR       SHAREHOLDER INFORMATION
OPENING, MAINTAINING AND
CLOSING AN ACCOUNT IN                  Pricing Shares ........................13
THE PORTFOLIO.
                                       Purchase of Shares ....................13

                                       Redemption of Shares ..................14

                                       Dividends and Distributions ...........16
DETAILS ON THE DISTRIBUTION PLAN.
                                       Taxes .................................16


                                    DISTRIBUTION ARRANGEMENTS ................17


==================================  FOR MORE INFORMATION .............Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

INTRODUCTION TO THE RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Sansom Street Money Market Portfolio of The RBB Fund, Inc. (the "Company").

     The class of common stock (a "Sansom Street Class") of the Company offered by this Prospectus represent interests in the Sansom Street Class of the Money Market Portfolio. This Prospectus and the Statement of Additional Information incorporated herein relate solely to the Sansom Street Class of the Company.

     This Prospectus has been organized so that there is a short section with important facts about the Portfolio's goals, strategies, risks, expenses and financial history. Once you read this short section, read the sections about Purchase and Redemption of Shares of the Sansom Street Class ("Sansom Street Shares" or "Shares").

MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

ASSET-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REPURCHASE AGREEMENT: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
================================================================================

INVESTMENT GOAL

     The fund seeks to generate current income, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES

     To achieve this goal, we invest in a diversified portfolio of short term, high quality, U.S. dollar-denominated instruments, including government, bank, commercial and other obligations.

     Specifically, we may invest in:

     1) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).

     2) High quality commercial paper and other obligations issued or guaranteed (or otherwise supported) by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor's, Prime-2 or higher by Moody's, D-2 or higher by Duff & Phelps, F-2 or higher by Fitch or TBW-2 or higher by Thomson BankWatch, as well as high quality corporate bonds rated AA (or Aa) or higher at the time of purchase by those rating agencies. These ratings must be provided by at least two rating agencies or by the only rating agency providing a rating.

     3) Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

     4)  Asset-backed securities (including interests in pools of assets such as
         mortgages,   installment   purchase   obligations   and   credit   card
         receivables).

     5) Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.

     6)  Dollar-denominated   securities   issued  or   guaranteed   by  foreign
         governments or their political subdivisions, agencies or authorities.

     7)  Securities issued or guaranteed by state or local governmental bodies.

     8)  Repurchase agreements relating to the above instruments.

     The fund seeks to maintain a net asset value of $1.00 per share.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements) will be purchased.

     KEY RISKS

     The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

     The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

     The fund's concentration of its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

     The obligations of foreign banks and other foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.

     Unrated notes, paper and other instruments may be subject to the risk that an issuer may default on its obligation to pay interest and repay principal.

     The obligations issued or guaranteed by state or local government bodies may be issued by entities in the same state and may have interest which is paid from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may impact the fund.

     Treasury obligations differ only in their interest rates, maturities and time of issuance. These differences could result in fluctuations in the value of such securities depending upon the market. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit. The U.S. Government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the fund.

     The fund's investment in asset-backed securities may be negatively impacted by interest rate fluctuations or when an issuer pays principal on an obligation held by the fund earlier or later than expected. These events may affect their value and the return on your investment.

     The fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

     We may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     The fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the fund, BIMC, the fund's investment adviser, is currently working to avoid such problems. BIMC is also working with other systems providers and vendors servicing the Portfolio to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on or after January 1, 2000. Year 2000 problems may also hurt issuers whose securities the fund holds or securities markets generally.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY

     RISK/RETURN INFORMATION

     The chart and table below give you a picture of the variability of the fund's long-term performance for Sansom Street Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.


AS OF 12/31
ANNUAL TOTAL RETURNS


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN
PRINTED GRAPHIC

1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
-----   -----   -----   -----   -----   -----   -----   -----   -----   -----
9.27%   8.15%   6.18%   5.71%   3.01%   4.07%   4.96%   5.03%   5.39%   5.23%

   Year-to-date total return for the nine months ended September 30, 1999: 4.71%
   Best Quarter:            9.85% (quarter ended 6/30/89)

   Worst Quarter:           2.96% (quarter ended 6/30/93)

AS OF 12/31/98
AVERAGE ANNUAL TOTAL RETURNS

                        1 YEAR          5 YEARS           10 YEARS
                        ------          -------           --------
     MONEY MARKET        5.23%           4.93%              5.70%

     CURRENT YIELD: The seven-day yield for the period ended 12/31/98 for the fund was 4.86%. Past performance is not an indication of future results. Yields will vary. You may call (800) 430-9618 to obtain the current seven-day yield of the fund.

     EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold Sansom Street Shares of the fund. The table is based on expenses for the most recent fiscal year.

================================================================================
                              IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for the portfolio management services.

OTHER EXPENSES: Includes administration, transfer agency, custody, professional fees and registration fees.

DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.
================================================================================

     ANNUAL FUND OPERATING EXPENSES*
     (Expenses that are deducted from fund assets)

     Management Fees 1 ................................     0.36%

     Distribution and service (12b-1) fees ............     0.05%

     Other expenses 2 .................................     0.21%
                                                            -----

     Total annual fund operating expenses 3 ...........     0.62%
                                                            =====

     * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

     1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2000. As a result of the fee waiver, current management fees of the fund are 0.25% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     2. "Other expenses" for the current fiscal year are expected to be less than the amounts shown above because certain of the fund's service providers are waiving a portion of their fees and/or reimbursing the fund for certain other expenses. As a result of these fee waivers, "Other expenses" of the fund are estimated to be 0.19%. These waivers and reimbursements are expected to remain in effect for the current fiscal year. However, they are voluntary and can be modified or terminated at any time without the fund's consent.

     3. As a result of the fee waivers and/or reimbursements set forth in notes 1 and 2, the total annual fund operating expenses which are estimated to be incurred during the current fiscal year are 0.49%. Although these fee waivers and/or reimbursements are expected to remain in effect for the current fiscal year, they are voluntary and may be terminated at any time at the option of BIMC or the fund's service providers.

     EXAMPLE:

     The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                        1 YEAR       3 YEARS      5 YEARS      10 YEARS
                        ------       -------      -------      --------
     SANSOM STREET       $63          $199         $346          $774

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS (b)
     (FOR A SANSOM STREET SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             MONEY MARKET PORTFOLIO
                                                     FOR THE           FOR THE          FOR THE          FOR THE         FOR THE
                                                   YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                 AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995
                                                 ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value at beginning of year                 $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                                     --------         --------         --------        ----------        --------
Income from investment operations:
   Net investment income                               0.0473           0.0520           0.0510           0.0518           0.0543
                                                     --------         --------         --------        ----------        --------
     Total from investment operations                  0.0473           0.0520           0.0510           0.0518           0.0543
                                                     --------         --------         --------        ----------        --------
Less distributions
   Dividends (from net investment income)             (0.0473)         (0.0520)         (0.0510)         (0.0518)         (0.0543)
                                                     --------         --------         --------        ----------        --------
     Total distributions                              (0.0473)         (0.0520)         (0.0510)         (0.0518)         (0.0543)
                                                     --------         --------         --------        ----------        --------
Net asset value at end of year                       $   1.00         $   1.00         $   1.00         $   1.00         $ 1.00
                                                     ========         ========         ========        =========         ========
Total Return                                            4.83%            5.34%            5.22%            5.30%         5.57%
Ratios/Supplemental Data
   Net assets at end of year (in thousands)          $841,881         $684,066         $570,018         $524,359         $441,614
   Ratios of expenses to average net assets
     After advisory/administration
       fee waivers                                     .49%(a)          .49%(a)          .49%(a)          .48%(a)          .39%(a)
   Ratios of net investment income to
     average net assets
     After advisory/administration
       fee waivers                                      4.73%            5.20%            5.10%            5.18%            5.43%

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .62%, .62%, .64%, .65% and .59% for the years ended August 31, 1999, 1998, 1997,
    1996 and 1995, respectively.

(b) Financial Highlights relate solely to the Sansom Street Class of shares within the portfolio

PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

     BIMC, a majority-owned indirect subsidiary of PNC Bank, N.A. serves as investment adviser and is responsible for all purchases and sales of the fund's portfolio securities. BIMC and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $52.9 billion. BIMC (formerly known as PNC Institutional Management Corporation or PIMC) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, DE 19809.

     For the fiscal year ended August 31, 1999, BIMC received an advisory fee of .25% of the fund's average net assets.

     The following chart shows the fund's other service providers and includes their addresses and principal activities.

                                  ------------
                                  SHAREHOLDERS
                                  ------------

Distribution and
Shareholder Services

 ------------------------------------  -----------------------------------------
         PRINCIPAL DISTRIBUTOR                       TRANSFER AGENT

     PROVIDENT DISTRIBUTORS, INC.                       PFPC INC.
 FOUR FALLS CORPORATE CENTER, 6TH FL.             400 BELLEVUE PARKWAY
      WEST CONSHOHOCKEN, PA 19428                  WILMINGTON, DE 19809

    Distributes shares of the fund.           Handles shareholder services,
                                        including record-keeping and statements,
                                        distribution of dividends and processing
                                                of buy and sell requests.
 ------------------------------------  -----------------------------------------


Asset
Management

 ------------------------------------  -----------------------------------------
    INVESTMENT ADVISER                                   CUSTODIAN

  BLACKROCK INSTITUTIONAL                           PFPC TRUST COMPANY
  MANAGEMENT CORPORATION                             200 STEVENS DRIVE
   400 BELLEVUE PARKWAY                              LESTER, PA 19113
   WILMINGTON, DE 19809
                                             Holds the fund's assets, settles
Manages the fund's business                 all portfolio trades and collects
and  investment activities.                     most of the valuation data
                                               required for calculating the
                                              fund's net asset value ("NAV").

 ------------------------------------  -----------------------------------------


Fund
Operations

 ------------------------------------
      ADMINISTRATOR AND FUND
         ACCOUNTING AGENT

             PFPC INC.
       400 BELLEVUE PARKWAY
       WILMINGTON, DE 19809

  Provides facilities, equipment
    and personnel to carry out
 administrative services related
  to the fund and calculates the
      fund's NAV, dividends
        and distributions.
 ------------------------------------


                        ---------------------------------
                               BOARD OF DIRECTORS

                        Supervises the fund's activities.
                        ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING SHARES

     The price of your shares is also referred to as the net asset value (NAV).

     The NAV is determined twice daily at 12:00 noon and at 4:00 p.m., Eastern Time, each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. It is calculated by dividing a fund's total assets, less its liabilities, by the number of shares outstanding.

     The fund values its securities using amortized cost. This method values a fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of changing interest rates.

PURCHASE OF SHARES

     GENERAL. Shares may be purchased through PNC Bank or its affiliates ("PNC") acting on behalf of its customers, including individuals, trusts, partnerships and corporations who maintain accounts (such as custody, trust or escrow accounts) with PNC and who have authorized PNC to invest in the Sansom Street Class on a customer's behalf. Shares may also be purchase through a broker-dealer that has entered into a dealer agreement with the Company's Distributor (a "Dealer"). The minimum initial investment is $1,500. There is no minimum subsequent investment. The Company in its sole discretion may accept or reject any order for purchases of Sansom Street Shares.

     Purchases will be effected at the net asset value next determined after PFPC, the Company's transfer agent, has received a purchase order in good order and the Company's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by the Company by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by PFPC after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day, will be executed as of the close of regular trading on the NYSE on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Company as of the close of regular trading on the NYSE or later, and orders as to which payment has been converted to Federal Funds as of the close of regular trading on the NYSE or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.

     PURCHASES THROUGH AN ACCOUNT WITH PNC OR A DEALER. Shares may be purchased through your accounts at PNC or a Dealer through procedures and requirements established by PNC or a Dealer. Confirmations of Share purchases and redemptions will be sent to PNC or the Dealer. Beneficial ownership of Sansom Street Shares will be recorded by PNC or the Dealer and reflected in your account statements provided by them. If you wish to purchase Sansom Street Shares, contact PNC or a Dealer.

     PNC may also impose minimum customer account requirements. Although PNC does not impose a sales charge for purchases of Sansom Street Shares, depending upon the terms of your account, PNC may charge account fees for automatic investment and other cash management services. Information concerning these minimum account requirements, services and any charges will be provided by PNC before you authorize the initial purchase of Shares. This Prospectus should be read in conjunction with any information you receive from PNC.

     DIRECT PURCHASES THROUGH A DEALER. You may also make an initial investment by mail by fully completing and signing an application obtained from a Dealer (an "Application") and mailing it, together with a check payable to "Sansom Street Money Market Portfolio," c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. An Application will be returned unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Company's transfer agent at the address above.

     Conflict of interest restrictions may apply to an institution's receipt of compensation paid by the Company in connection with the investment of fiduciary funds in Sansom Street Shares. Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisers before investing fiduciary funds in Sansom Street Shares.

REDEMPTION OF SHARES

     GENERAL. Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Company's transfer agent, PFPC. It is the responsibility of PNC and Dealers to transmit promptly to PFPC your redemption request. If you hold share certificates, the certificates must accompany the redemption request. You may redeem all or some of your Shares in accordance with one of the procedures described below.

     REDEMPTION OF SHARES IN AN ACCOUNT AT PNC. If you beneficially own Shares through an account at PNC, you may redeem Sansom Street Shares in accordance with instructions and limitations pertaining to your account. If the redemption request is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment for redemption orders effected before 12:00 noon Eastern Time will be wired the same day in Federal Funds to your account at PNC, provided that the Company's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. Payment for redemption orders which are received between 12:00 noon Eastern Time and the close of regular trading on the NYSE on a Business Day will be wired in Federal Funds to your account on the next bank business day following receipt of the redemption request. No charge for wiring redemption payments is imposed by the Company, although PNC may charge your account for redemption services.

     REDEMPTION OF SHARES IN AN ACCOUNT FOR NON-PNC CUSTOMERS. If you beneficially own Shares through an account at a Dealer, you may redeem Shares in your account in accordance with instructions and limitations pertaining to the account by contacting the Dealer. If such notice is received by PFPC from the broker by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Company's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading of the NYSE on a Business Day, the redemption will be effective as of the close of regular trading of the NYSE on that Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

     A Dealer may also redeem each day a sufficient number of your Shares to cover debit balances created by transactions in your account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit-balance or charge.

     Each  Dealer   reserves   the  right  to  waive  or  modify   criteria  for
participation in an account or to terminate participation in an account for any reason.

     REDEMPTION OF SHARES OWNED DIRECTLY. If you own Shares directly, you may redeem any number of Shares by sending a written request to "Sansom Street Money Market Portfolio," c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899.

It is recommended that such request be sent by registered or certified mail if share certificates accompany the request. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, a signature guarantee is required. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

     If you are a direct investor, you may redeem Shares without charge by telephone if you have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, contact PFPC at (800) 430-9618. Once this election has been made, you may simply contact PFPC by telephone to request a redemption by calling (800) 430-9618. Neither the Company, the Portfolios, the Distributor, PFPC nor any other Company agent will be liable for any loss, liability, cost or expense for following the procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

     The Company's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms;
(2) requiring the caller to provide the names of the account owners, the account social security number and the name of the portfolio, all of which must match the Company's records; (3) requiring the Company's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the Company elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions,
securities  dealers,   financial  planners  or  other  industry   professionals,
additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under power of attorney.

     Proceeds of a telephone redemption request will be mailed by check to your registered address unless you have designated in the Application or telephone authorization form that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to your bank account on the next bank business day. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Company may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

     REDEMPTION BY CHECK. If you are a direct investor or you do not have check writing privileges for your account, the Company will provide forms of drafts
("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a Dealer may establish a higher minimum. If you wish to use this check writing redemption procedure, you should complete specimen signature cards (available from PFPC), and forward them to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. If you own Shares through an account, you should contact your Dealer for signature cards. Investors with joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. You will be able to stop payment on a check redemption. The Company or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

     When a check is presented to PNC Bank for clearance, PNC Bank, as your agent, will cause the Company to redeem a sufficient number of your full and fractional Shares to cover the amount of the check. This procedure enables you to continue receiving dividends on those Shares representing the amount being redeemed by check until such time as the check is presented to PNC Bank.
Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

     ADDITIONAL REDEMPTION INFORMATION. The Company ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Company will redeem Shares purchased by check before the check clears, payment of redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. Investors should consider purchasing Shares using a certified or bank check or money order if they anticipate an immediate need for redemption proceeds.

     The Company does not impose a charge when Shares are redeemed. The Company reserves the right to redeem any account in the Sansom Street Class involuntarily, on thirty days' notice, if that account falls below $500 and during that thirty-day notice period the amount invested in the account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the SEC.

     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period of any one shareholder of a fund.

DIVIDENDS AND DISTRIBUTIONS

     The Company will distribute substantially all of the net investment income and net realized capital gains, if any, of the fund to the fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Sansom Street Class unless a shareholder elects otherwise.

     The net investment income (not including any net short-term capital gains) earned by the fund will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of trading of the NYSE. Net short-term capital gains, if any, will be distributed at least annually.

TAXES

     Distributions from the Money Market Portfolio will generally be taxable to shareholders. It is expected that all, or substantially all, of these distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     The foregoing is only a summary of certain tax considerations under the current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different United States Federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

DISTRIBUTION ARRANGEMENTS

     Sansom Street Shares of the fund are sold without a sales load on a continuous basis by Provident Distributors, Inc., whose principal business address is at Four Falls Corporate Center, West Conshohocken, PA 19428.

     The Board of Directors of the Company approved and adopted the Distribution Agreement and separate Plan of Distribution for the Sansom Street Class (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Sansom Street Class a distribution fee, which is accrued daily and paid monthly, of up to .20% on an annualized basis of the average daily net assets of the Sansom Street Class. The actual amount of such compensation is agreed upon from time to time by the Company's Board of Directors and the Distributor. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of .05% of the average daily net assets of the Class on an annualized basis in any year. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

     Under  the  Distribution  Agreement  and  the  Plan,  the  Distributor  may
reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of the Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Sansom Street Shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Sansom Street Class as well as for related direct mail, advertising and promotional expenses.

     The Plan obligates the Company, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Sansom Street Class the fee agreed to under the Distribution Agreement. Payments under the Plan are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.





INVESTMENT ADVISER
BlackRock Institutional Management Corporation
Wilmington, Delaware

DISTRIBUTOR
Provident Distributors, Inc.
West Conshohocken, Pennsylvania

CUSTODIAN
PFPC Trust Company
Lester, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

                                   THE SANSOM
                                     STREET
                                  MONEY MARKET
                                    PORTFOLIO

                                   Prospectus
                                December 1, 1999

                    THE SANSOM STREET MONEY MARKET PORTFOLIO
                                 1-800-430-9618

FOR MORE INFORMATION:

     This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Sansom Street Money Market Portfolio is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT

     These reports contain additional information about the fund's investments, describe the fund's performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     A Statement of Additional Information, dated December 1, 1999 (SAI), has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Sansom Street Money Market Portfolio, may be obtained free of charge, along with the Sansom Street Money Market Portfolio's annual and semi-annual reports, by calling (800) 430-9618. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally considered a part of this Prospectus).

SHAREHOLDER ACCOUNT SERVICE REPRESENTATIVES

     Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 5 p.m. (Eastern time) Monday-Friday. Call: (800) 430-9618.

WRITTEN CORRESPONDENCE

     Post Office Address:  Sansom Street Money Market  Portfolio c/o PFPC,
                           Inc. PO Box 8950 Wilmington, DE 19899-8950

     Post Office Address:  Sansom Street Money Market Portfolio c/o PFPC, Inc.
                           400 Bellevue Parkway
                           Wilmington, DE 19809

SECURITIES AND EXCHANGE COMMISSION (SEC)

     You may also view information about The RBB Fund, Inc. and the Sansom Street Money Market Portfolio, including the SAI, by visiting the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at 1-202-942-8090. Copies of this information can be obtained, for a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request to publicinfo@sec.gov.

                    INVESTMENT COMPANY ACT FILE NO. 811-05518

                               THE PRINCIPAL CLASS

                              OF THE RBB FUND, INC.

                             Money Market Portfolio

     This prospectus gives vital information about this money market mutual fund, advised by BlackRock Institutional Management Corporation ("BIMC" or the "Adviser"), including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.

     Please note that this fund:

     (BULLET) is not a bank deposit;

     (BULLET) is not federally insured;

     (BULLET) is not an obligation of, or guaranteed or endorsed by PNC Bank, National Association, PFPC Trust Company or any other bank;

     (BULLET) is not  obligation  of, or  guaranteed  or endorsed  or  otherwise
       supported  by  the  U.S.   Government,   the  Federal  Deposit  Insurance
       Corporation, the Federal Reserve Board or any other governmental agency;

     (BULLET) is not guaranteed to achieve its goal;

     (BULLET) may not be able to maintain a stable $1 share price and you may lose money.

--------------------------------------------------------------------------------
THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

PROSPECTUS                                                      December 1, 1999

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

TABLE OF CONTENTS
--------------------------------------------------------------------------------


------------------------------   INTRODUCTION TO THE RISK/RETURN SUMMARY ..... 5
A   LOOK    AT   THE    GOALS,
STRATEGIES,   RISKS,  EXPENSES   PORTFOLIO DESCRIPTION ....................... 6
AND  FINANCIAL  HISTORY OF THE
PORTFOLIO.                       PORTFOLIO MANAGEMENT

DETAILS ABOUT THE SERVICE             Investment Adviser .....................10
PROVIDERS.
                                      Service Provider Chart .................11

                                 SHAREHOLDER INFORMATION

POLICIES AND  INSTRUCTIONS FOR        Pricing Shares .........................12
OPENING,    MAINTAINING    AND
CLOSING   AN  ACCOUNT  IN  THE        Purchase of Shares .....................12
PORTFOLIO.
                                      Redemption of Shares ...................14

                                      Dividends and Distributions ............16

                                      Taxes ..................................16

DETAILS  ON  THE  DISTRIBUTION   DISTRIBUTION ARRANGEMENTS ...................17
PLAN.
------------------------------   FOR MORE INFORMATION ................Back Cover

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

INTRODUCTION TO THE RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Principal Class of the Money Market Portfolio of The RBB Fund, Inc. (the "Company").

     The class of common stock of the Company offered by this Prospectus represents interests in the Principal Class of the Money Market Portfolio (the "Principal Class"). This Prospectus and the Statement of Additional Information incorporated herein relate solely to the Principal Class.

     This Prospectus has been organized so that there is a short section with important facts about the Portfolio's goals, strategies, risks, expenses and financial history. Once you read this short section, read the sections about Purchase and Redemption of Shares of the Principal Class ("Principal Shares" or "Shares").

MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------


     IMPORTANT DEFINITIONS

ASSET-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REPURCHASE AGREEMENT: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

--------------------------------------------------------------------------------

INVESTMENT GOAL

     The fund seeks to generate current income, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES

     To achieve this goal, we invest in a diversified portfolio of short term, high quality, U.S. dollar-denominated instruments, including government, bank, commercial and other obligations.

     Specifically, we may invest in:

     1) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).

     2) High quality commercial paper and other obligations issued or guaranteed (or otherwise supported) by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor's, Prime-2 or higher by Moody's, D-2 or higher by Duff & Phelps, F-2 or higher by Fitch or TBW-2 or higher by Thomson BankWatch, as well as high quality corporate bonds rated AA (or Aa) or higher at the time of purchase by those rating agencies. These ratings must be provided by at least two rating agencies or by the only rating agency providing a rating.

     3) Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

     4)   Asset-backed  securities  (including interests in pools of assets such
          as  mortgages,   installment  purchase  obligations  and  credit  card
          receivables).

     5) Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.

     6)   Dollar-denominated   securities   issued  or   guaranteed  by  foreign
          governments or their political subdivisions, agencies or authorities.

     7)   Securities issued or guaranteed by state or local governmental bodies.

     8)   Repurchase agreements relating to the above instruments.

     The fund seeks to maintain a net asset value of $1.00 per share.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements) will be purchased.

     KEY RISKS

     The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

     The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

     The fund's concentration of its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

     The obligations of foreign banks and other foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.

     Unrated notes, paper and other instruments may be subject to the risk that an issuer may default on its obligation to pay interest and repay principal.

     The obligations issued or guaranteed by state or local government bodies may be issued by entities in the same state and may have interest which is paid from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may impact the fund.

     Treasury obligations differ only in their interest rates, maturities and time of issuance. These differences could result in fluctuations in the value of such securities depending upon the market. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit. The U.S. Government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the fund.

     The fund's investment in asset-backed securities may be negatively impacted by interest rate fluctuations or when an issuer pays principal on an obligation held by the fund earlier or later than expected. These events may affect their value and the return on your investment. The fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

     We may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     The fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the fund, BIMC, the fund's investment adviser, is currently working to avoid such problems. BIMC is also working with other systems providers and vendors servicing the Portfolio to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on or after January 1, 2000. Year 2000 problems may also hurt issuers whose securities the fund holds or securities markets generally.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

     EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold Principal Shares of the fund. The table is based on expenses for the most recent fiscal year.

     ANNUAL FUND OPERATING EXPENSES*
     (Expenses that are deducted from fund assets)

     Management Fees 1 .......................................... 0.36%

     Distribution and service (12b-1) fees ...................... 0.40%

     Other expenses ............................................. 0.09%
                                                                  -----

     Total annual fund operating expenses 2 ..................... 0.85%
                                                                  =====

--------------------------------------------------------------------------------
     IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.

OTHER EXPENSES: Includes administration, transfer agency, custody, professional fees and registration fees.

DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.
--------------------------------------------------------------------------------

     * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.


     1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2000. As a result of the fee waiver, current management fees of the fund are 0.25% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     2. As a result of the fee waiver set forth in note 1, the total annual fund operating expenses which are estimated to be incurred during the current fiscal year are 0.77%. Although this fee waiver is expected to remain in effect for the current fiscal year, it is voluntary and may be terminated at any time at the option of BIMC.

     EXAMPLE:

     The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR      3 YEARS      5 YEARS     10 YEARS
                           ------      -------      -------     --------
     PRINCIPAL SHARES       $87          $271        $471        $1,049

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS (b)

     (FOR A PRINCIPAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             MONEY MARKET PORTFOLIO

                                                               FOR THE
                                                         PERIOD JUNE 1, 1999
                                                    (COMMENCEMENT OF OPERATIONS)
                                                     THROUGH AUGUST 31, 1999(c)
                                                    ----------------------------
Net asset value at beginning of period ......................  $   1.00
                                                               --------
Income from investment operations:

   Net investment income ....................................    0.0110
                                                               --------
     Total from investment operations .......................    0.0110
                                                               --------
Less distributions

   Dividends from net investment income .....................   (0.0110)
   Dividends from net realized capital gains ................        --
                                                               --------
     Total distributions ....................................   (0.0110)
                                                               --------
Net asset value at end of period ............................  $   1.00
                                                               ========
Total Return ................................................   1.10%(e)
Ratios/Supplemental Data

   Net assets, end of period ................................  $218,530
   Ratios of expenses to average net assets

     After advisory/administration fee waivers ..............    .77%(a)(d)
   Ratios of net investment income to average net assets

     After advisory/administration fee waivers ..............   4.36%(d)



     (a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .85%, for the period ended August 31, 1999.

     (b) Financial Highlights relate solely to the Principal Family of shares within the portfolio.

     (c) On June 1, 1999 the Money Market Portfolio's Principal Class began operations.

     (d)  Annualized.

     (e)  Non-Annualized.

PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

     BIMC, a majority-owned indirect subsidiary of PNC Bank, N.A. serves as investment adviser and is responsible for all purchases and sales of the fund's portfolio securities. BIMC and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $52.9 billion. BIMC (formerly known as PNC Institutional Management Corporation or PIMC) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, DE 19809.

     For the fiscal year ended August 31, 1999, BIMC received an advisory fee of .25% of the fund's average net assets.

     The following chart shows the fund's other service providers and includes their addresses and principal activities.

                                  ------------
                                  SHAREHOLDERS
                                  ------------

Distribution and
Shareholder Services

 ------------------------------------  -----------------------------------------
         PRINCIPAL DISTRIBUTOR                       TRANSFER AGENT

     PROVIDENT DISTRIBUTORS, INC.                       PFPC INC.
 FOUR FALLS CORPORATE CENTER, 6TH FL.             400 BELLEVUE PARKWAY
      WEST CONSHOHOCKEN, PA 19428                  WILMINGTON, DE 19809

    Distributes shares of the fund.           Handles shareholder services,
                                        including record-keeping and statements,
                                        distribution of dividends and processing
                                                of buy and sell requests.
 ------------------------------------  -----------------------------------------


Asset
Management

 ------------------------------------  -----------------------------------------
    INVESTMENT ADVISER                                   CUSTODIAN

  BLACKROCK INSTITUTIONAL                           PFPC TRUST COMPANY
  MANAGEMENT CORPORATION                             200 STEVENS DRIVE
   400 BELLEVUE PARKWAY                              LESTER, PA 19113
   WILMINGTON, DE 19809
                                             Holds the fund's assets, settles
Manages the fund's business                 all portfolio trades and collects
and  investment activities.                     most of the valuation data
                                               required for calculating the
                                              fund's net asset value ("NAV").

 ------------------------------------  -----------------------------------------


Fund
Operations

 ------------------------------------
      ADMINISTRATOR AND FUND
         ACCOUNTING AGENT

             PFPC INC.
       400 BELLEVUE PARKWAY
       WILMINGTON, DE 19809

  Provides facilities, equipment
    and personnel to carry out
 administrative services related
  to the fund and calculates the
      fund's NAV, dividends
        and distributions.
 ------------------------------------


                        ---------------------------------
                               BOARD OF DIRECTORS

                        Supervises the fund's activities.
                        ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING SHARES

     The price of your shares is also referred to as the net asset value (NAV).

     The NAV is determined twice daily at 12:00 noon and at 4:00 p.m., Eastern Time, each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. It is calculated by dividing the fund's total assets, less its liabilities, by the number of shares outstanding.

     The fund values its securities using amortized cost. This method values a fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of changing interest rates.

 PURCHASE OF SHARES

     GENERAL. You may purchase Principal Shares through an account maintained by your brokerage firm (the "Account") and you may also purchase Shares directly by mail or wire. The minimum initial investment is $25,000, and the minimum subsequent investment is $2,500. The Company in its sole discretion may accept or reject any order for purchases of Principal Shares.

     Purchases will be effected at the net asset value next determined after PFPC, the Company's transfer agent, has received a purchase order in good order and the Company's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by the Company by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by PFPC after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day, will be executed as of the close of regular trading on the NYSE on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Company as of the close of regular trading on the NYSE or later, and orders as to which payment has been converted to Federal Funds as of the close of regular trading on the NYSE or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.

     PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an Account with your broker through procedures and requirements established by your broker. The minimum and subsequent investment in Shares are set by your broker. In such event, beneficial ownership of Principal Shares will be recorded by your broker and will be reflected in the Account statements provided to you by your broker. Your broker may impose minimum investment Account requirements. Even if your broker does not impose a sales charge for purchases of Shares, depending on the terms of your Account with your broker, the broker may charge to your Account fees for automatic investment and other services provided to your Account. Information concerning Account requirements, services and charges should be obtained from your broker, and you should read this Prospectus in conjunction with any information received from your broker. Shares are held in the street name account of your broker and if you desire to transfer such shares to the street name account of another broker, you should contact your current broker.

     A broker with whom you maintain an Account may offer you the ability to purchase Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. If you participate in a Purchase Program, then you will have your "free-credit" cash balances in your Account automatically invested in Principal

Shares. The frequency of investments and the minimum investment requirement will be established by the broker and the Company. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in your Account to participate in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning your Account under a Purchase Program should be directed to your broker.

     If your broker makes special arrangements under which orders for Principal Shares are received by PFPC prior to 12:00 noon Eastern Time, and your broker guarantees that payment for such Shares will be made in available Federal Funds to the Company's custodian prior to the close of regular trading on the NYSE on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC. Otherwise, if the broker has not made such an arrangement, pricing of shares will occur as described above under "General."

     DIRECT PURCHASES. You may also make direct investments at any time in Shares through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). You may make an initial investment by mail by fully completing and signing an application obtained from a Dealer (the "Application") and mailing it, together with a check payable to "The Principal Class" to The Principal Class, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. An Application will be returned to you unless it contains the name of the Dealer from whom you obtained it. Subsequent purchases may be made through a Dealer or by forwarding payment to the Company's transfer agent at the foregoing address.

     Provided that your investment is at least $5,000, you may also purchase Principal Shares by having your bank or Dealer wire Federal Funds to the Company's Custodian, PFPC Trust Company. Your bank or Dealer may impose a charge for this service. The Company does not currently charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of your Federal Funds wire, for an initial investment, it is important that you follow these steps:

     A. Telephone the Company's transfer agent, PFPC, toll-free (800) 430-9618, and provide your name, address, telephone number, Social Security or Tax Identification Number, the amount being wired, and by which bank or Dealer. PFPC will then provide you with an account number. (If you have an existing account, you should also notify PFPC prior to wiring funds.)

     B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to PFPC's account with PNC Bank.

          PNC Bank, N.A., Philadelphia, PA
          ABA-0310-0005-3.
          FROM: (your name)
          ACCOUNT NUMBER: (your account number)
          FOR PURCHASE OF: Principal Class Money Market Portfolio
          AMOUNT: (amount to be invested)

     C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process initial purchases until it receives a fully completed and signed Application.

     For subsequent investments, you should follow steps A and B above.

     RETIREMENT PLANS. Principal Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PFPC Trust Company acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with your tax adviser.

REDEMPTION OF SHARES

     GENERAL. Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Company's transfer agent, PFPC. You may redeem all or some of your Shares in accordance with one of the procedures described below.

      REDEMPTION OF SHARES IN AN ACCOUNT. If you beneficially own Principal Shares through an Account, you may redeem Shares in your Account in accordance with instructions and limitations pertaining to your Account by contacting your broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Company's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading on the NYSE on a Business Day, the redemption will be effective as of the close of regular trading on the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all of your Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

     Your brokerage firm may also redeem each day a sufficient number of Shares to cover debit balances created by transactions in your Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

     Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

     REDEMPTION OF SHARES OWNED DIRECTLY. If you own Shares directly, you may redeem any number of Shares by sending a written request to THE PRINCIPAL CLASS, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer
Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

     If you are a direct investor, you may redeem your Shares without charge by telephone if you have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, you must file a Telephone Authorization Form with PFPC. This form is available from PFPC. Once this election has been made, you may simply contact PFPC by telephone to request the redemption by calling (800) 430-9618. Neither the Company, the Distributor, the Portfolio, the Administrator nor any other Company agent will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that they reasonably believe to be genuine.

     The Company's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms;
(2) requiring the caller to provide the names of the account owners, the account social security number and name of the portfolio, all of which must match the Company's records; (3) requiring the Company's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the Company elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners or other industry professionals, additional documentation or information regarding the scope of authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

     Proceeds of a telephone redemption request will be mailed by check to your registered address unless you have designated in your Application or Telephone Authorization Form that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to your bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $5,000. There is no maximum for proceeds sent by wire transfer. The Company may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

     REDEMPTION BY CHECK. If you are a direct investor or you do not have check writing privileges for your Account, the Company will provide to you forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, your broker may establish a higher minimum. If you wish to use this check writing redemption procedure, you should complete specimen signature cards (available from PFPC), and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. If you own Shares through an Account, you should contact your broker for signature cards. Investors with joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Company or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

     When a check is presented to PNC Bank for clearance, PNC Bank, as your agent, will cause the Company to redeem a sufficient number of your full and fractional Shares to cover the amount of the check. This procedure enables you to continue to receive dividends on your Shares representing the amount being redeemed by check until such time as the check is presented to PNC Bank.
Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

     ADDITIONAL REDEMPTION INFORMATION. The Company ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Company will redeem Shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. You should consider purchasing Shares using a certified or bank check or money order if you anticipate an immediate need for redemption proceeds.

     The Company does not impose a charge when Shares are redeemed. The Company reserves the right to redeem any account in the Principal Class involuntarily, on thirty days' notice, if such account falls below $1,500 and during such 30-day notice period the amount invested in such account is not increased to at least $1,500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the SEC.

     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a fund.

DIVIDENDS AND DISTRIBUTIONS

     The Company will distribute substantially all of the net investment income and net realized capital gains, if any, of the fund to each shareholder. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

     The net investment income (not including any net short-term capital gains) earned by the fund will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of trading of the NYSE. Net short-term capital gains, if any, will be distributed at least annually.

TAXES

     Distributions from the fund will generally be taxable to shareholders. It is expected that all, or substantially all, of these distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     The foregoing is only a summary of certain tax considerations under the current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different United States Federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

     Principal Shares are sold without a sales load on a continuous basis by Provident Distributors, Inc., whose principal business address is at Four Falls Corporate Center, West Conshohocken, PA 19428.

     The Company's Board of Directors of the Company approved and adopted the Distribution Agreement and a separate Plan of Distribution for the Principal Class (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Class a distribution fee, which is accrued daily and paid monthly, of up to .40% on an annualized basis of the average daily net assets of the Class. The actual amount of such compensation is agreed upon from time to time by the Company's Board of Directors and the Distributor. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of .40% of the average daily net assets of the Class on an annualized basis in any year. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

     Under the Distribution Agreement and the Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of the Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Principal Class as well as for related direct mail, advertising and promotional expenses.

     The Plan obligates the Company, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Class the fee agreed to under the Distribution Agreement. Payments under the Plan are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges

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



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

--------------------------------------------------------------------------------




INVESTMENT ADVISER
BlackRock Institutional Management Corporation
Wilmington, Delaware

DISTRIBUTOR
Provident Distributors,Inc.
West Conshohocken, Pennsylvania

CUSTODIAN
PFPC Trust Company
Lester, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania





                                [GRAPHIC OMITTED]

                              THE PRINCIPAL CLASS

                                   Prospectus

                             Money Market Portfolio

                                December 1, 1999

                               THE PRINCIPAL CLASS

                                 1-800-430-9618

FOR MORE INFORMATION:

     This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Principal Class of the Money Market Portfolio is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT

     These reports contain additional information about the fund's investments, describe the fund's performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     A Statement of Additional Information, dated December 1, 1999 (SAI), has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Principal Money Market Portfolio, may be obtained free of charge, along with the Principal Class of the Money Market Portfolio's annual report, by calling (800)-430-9618. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally considered a part of this Prospectus).

SHAREHOLDER ACCOUNT SERVICE REPRESENTATIVES

     Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 5 p.m. (Eastern time) Monday-Friday. Call: (800) 430-9618.

PURCHASES AND REDEMPTIONS

     Call your broker or (800) 430-9618.

WRITTEN CORRESPONDENCE

     Post Office Address:  The Principal Class
                           c/o PFPC Inc.
                           PO Box 8960
                           Wilmington, DE 19899-8960

     Street Address:       The Principal Class
                           c/o PFPC Inc.
                           400 Bellevue Parkway
                           Wilmington, DE 19809

SECURITIES AND EXCHANGE COMMISSION (SEC)

     You may also view information about The RBB Fund, Inc. and the Principal Class of the Money Market Portfolio, including the SAI, by visiting the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at 1-202-942-8090. Copies of this information can be obtained, for a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request to publicinfo@sec.gov.

                    INVESTMENT COMPANY ACT FILE NO. 811-05518

                               THE PRINCIPAL CLASS

                              OF THE RBB FUND, INC.

                             Money Market Portfolio

     This prospectus gives vital information about this money market mutual fund, advised by BlackRock Institutional Management Corporation ("BIMC" or the "Adviser"), including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.

     Please note that this fund:

     (BULLET) is not a bank deposit;

     (BULLET) is not federally insured;

     (BULLET) is not an obligation of, or guaranteed or endorsed by PNC Bank, National Association, PFPC Trust Company or any other bank;

     (BULLET) is not  obligation  of, or  guaranteed  or endorsed  or  otherwise
       supported  by  the  U.S.   Government,   the  Federal  Deposit  Insurance
       Corporation, the Federal Reserve Board or any other governmental agency;

     (BULLET) is not guaranteed to achieve its goal;

     (BULLET) may not be able to maintain a stable $1 share price and you may lose money.

--------------------------------------------------------------------------------
THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

PROSPECTUS                                                      December 1, 1999

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

TABLE OF CONTENTS
--------------------------------------------------------------------------------


------------------------------   INTRODUCTION TO THE RISK/RETURN SUMMARY ..... 5
A   LOOK    AT   THE    GOALS,
STRATEGIES,   RISKS,  EXPENSES   PORTFOLIO DESCRIPTION ....................... 6
AND  FINANCIAL  HISTORY OF THE
PORTFOLIO.                       PORTFOLIO MANAGEMENT

DETAILS ABOUT THE SERVICE             Investment Adviser .....................10
PROVIDERS.
                                      Service Provider Chart .................11

                                 SHAREHOLDER INFORMATION

POLICIES AND  INSTRUCTIONS FOR        Pricing Shares .........................12
OPENING,    MAINTAINING    AND
CLOSING   AN  ACCOUNT  IN  THE        Purchase of Shares .....................12
PORTFOLIO.
                                      Redemption of Shares ...................14

                                      Dividends and Distributions ............16

                                      Taxes ..................................16

DETAILS  ON  THE  DISTRIBUTION   DISTRIBUTION ARRANGEMENTS ...................17
PLAN.
------------------------------   FOR MORE INFORMATION ................Back Cover

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

INTRODUCTION TO THE RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Principal Class of the Money Market Portfolio of The RBB Fund, Inc. (the "Company").

     The class of common stock of the Company offered by this Prospectus represents interests in the Principal Class of the Money Market Portfolio (the "Principal Class"). This Prospectus and the Statement of Additional Information incorporated herein relate solely to the Principal Class.

     This Prospectus has been organized so that there is a short section with important facts about the Portfolio's goals, strategies, risks, expenses and financial history. Once you read this short section, read the sections about Purchase and Redemption of Shares of the Principal Class ("Principal Shares" or "Shares").

MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------


     IMPORTANT DEFINITIONS

ASSET-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REPURCHASE AGREEMENT: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

--------------------------------------------------------------------------------

INVESTMENT GOAL

     The fund seeks to generate current income, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES

     To achieve this goal, we invest in a diversified portfolio of short term, high quality, U.S. dollar-denominated instruments, including government, bank, commercial and other obligations.

     Specifically, we may invest in:

     1) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).

     2) High quality commercial paper and other obligations issued or guaranteed (or otherwise supported) by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor's, Prime-2 or higher by Moody's, D-2 or higher by Duff & Phelps, F-2 or higher by Fitch or TBW-2 or higher by Thomson BankWatch, as well as high quality corporate bonds rated AA (or Aa) or higher at the time of purchase by those rating agencies. These ratings must be provided by at least two rating agencies or by the only rating agency providing a rating.

     3) Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

     4)   Asset-backed  securities  (including interests in pools of assets such
          as  mortgages,   installment  purchase  obligations  and  credit  card
          receivables).

     5) Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.

     6)   Dollar-denominated   securities   issued  or   guaranteed  by  foreign
          governments or their political subdivisions, agencies or authorities.

     7)   Securities issued or guaranteed by state or local governmental bodies.

     8)   Repurchase agreements relating to the above instruments.

     The fund seeks to maintain a net asset value of $1.00 per share.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements) will be purchased.

     KEY RISKS

     The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

     The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

     The fund's concentration of its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

     The obligations of foreign banks and other foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.

     Unrated notes, paper and other instruments may be subject to the risk that an issuer may default on its obligation to pay interest and repay principal.

     The obligations issued or guaranteed by state or local government bodies may be issued by entities in the same state and may have interest which is paid from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may impact the fund.

     Treasury obligations differ only in their interest rates, maturities and time of issuance. These differences could result in fluctuations in the value of such securities depending upon the market. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit. The U.S. Government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the fund.

     The fund's investment in asset-backed securities may be negatively impacted by interest rate fluctuations or when an issuer pays principal on an obligation held by the fund earlier or later than expected. These events may affect their value and the return on your investment. The fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

     We may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     The fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the fund, BIMC, the fund's investment adviser, is currently working to avoid such problems. BIMC is also working with other systems providers and vendors servicing the Portfolio to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on or after January 1, 2000. Year 2000 problems may also hurt issuers whose securities the fund holds or securities markets generally.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

     EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold Principal Shares of the fund. The table is based on expenses for the most recent fiscal year.

     ANNUAL FUND OPERATING EXPENSES*
     (Expenses that are deducted from fund assets)

     Management Fees 1 .......................................... 0.36%

     Distribution and service (12b-1) fees ...................... 0.40%

     Other expenses ............................................. 0.09%
                                                                  -----

     Total annual fund operating expenses 2 ..................... 0.85%
                                                                  =====

--------------------------------------------------------------------------------
     IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.

OTHER EXPENSES: Includes administration, transfer agency, custody, professional fees and registration fees.

DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.
--------------------------------------------------------------------------------

     * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.


     1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2000. As a result of the fee waiver, current management fees of the fund are 0.25% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     2. As a result of the fee waiver set forth in note 1, the total annual fund operating expenses which are estimated to be incurred during the current fiscal year are 0.77%. Although this fee waiver is expected to remain in effect for the current fiscal year, it is voluntary and may be terminated at any time at the option of BIMC.

     EXAMPLE:

     The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR      3 YEARS      5 YEARS     10 YEARS
                           ------      -------      -------     --------
     PRINCIPAL SHARES       $87          $271        $471        $1,049

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS (b)

     (FOR A PRINCIPAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             MONEY MARKET PORTFOLIO

                                                               FOR THE
                                                         PERIOD JUNE 1, 1999
                                                    (COMMENCEMENT OF OPERATIONS)
                                                     THROUGH AUGUST 31, 1999(c)
                                                    ----------------------------
Net asset value at beginning of period ......................  $   1.00
                                                               --------
Income from investment operations:

   Net investment income ....................................    0.0110
                                                               --------
     Total from investment operations .......................    0.0110
                                                               --------
Less distributions

   Dividends from net investment income .....................   (0.0110)
   Dividends from net realized capital gains ................        --
                                                               --------
     Total distributions ....................................   (0.0110)
                                                               --------
Net asset value at end of period ............................  $   1.00
                                                               ========
Total Return ................................................   1.10%(e)
Ratios/Supplemental Data

   Net assets, end of period ................................  $218,530
   Ratios of expenses to average net assets

     After advisory/administration fee waivers ..............    .77%(a)(d)
   Ratios of net investment income to average net assets

     After advisory/administration fee waivers ..............   4.36%(d)



     (a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .85%, for the period ended August 31, 1999.

     (b) Financial Highlights relate solely to the Principal Family of shares within the portfolio.

     (c) On June 1, 1999 the Money Market Portfolio's Principal Class began operations.

     (d)  Annualized.

     (e)  Non-Annualized.

PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

     BIMC, a majority-owned indirect subsidiary of PNC Bank, N.A. serves as investment adviser and is responsible for all purchases and sales of the fund's portfolio securities. BIMC and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $52.9 billion. BIMC (formerly known as PNC Institutional Management Corporation or PIMC) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, DE 19809.

     For the fiscal year ended August 31, 1999, BIMC received an advisory fee of .25% of the fund's average net assets.

     The following chart shows the fund's other service providers and includes their addresses and principal activities.

                                  ------------
                                  SHAREHOLDERS
                                  ------------

Distribution and
Shareholder Services

 ------------------------------------  -----------------------------------------
         PRINCIPAL DISTRIBUTOR                       TRANSFER AGENT

     PROVIDENT DISTRIBUTORS, INC.                       PFPC INC.
 FOUR FALLS CORPORATE CENTER, 6TH FL.             400 BELLEVUE PARKWAY
      WEST CONSHOHOCKEN, PA 19428                  WILMINGTON, DE 19809

    Distributes shares of the fund.           Handles shareholder services,
                                        including record-keeping and statements,
                                        distribution of dividends and processing
                                                of buy and sell requests.
 ------------------------------------  -----------------------------------------


Asset
Management

 ------------------------------------  -----------------------------------------
    INVESTMENT ADVISER                                   CUSTODIAN

  BLACKROCK INSTITUTIONAL                           PFPC TRUST COMPANY
  MANAGEMENT CORPORATION                             200 STEVENS DRIVE
   400 BELLEVUE PARKWAY                              LESTER, PA 19113
   WILMINGTON, DE 19809
                                             Holds the fund's assets, settles
Manages the fund's business                 all portfolio trades and collects
and  investment activities.                     most of the valuation data
                                               required for calculating the
                                              fund's net asset value ("NAV").

 ------------------------------------  -----------------------------------------


Fund
Operations

 ------------------------------------
      ADMINISTRATOR AND FUND
         ACCOUNTING AGENT

             PFPC INC.
       400 BELLEVUE PARKWAY
       WILMINGTON, DE 19809

  Provides facilities, equipment
    and personnel to carry out
 administrative services related
  to the fund and calculates the
      fund's NAV, dividends
        and distributions.
 ------------------------------------


                        ---------------------------------
                               BOARD OF DIRECTORS

                        Supervises the fund's activities.
                        ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING SHARES

     The price of your shares is also referred to as the net asset value (NAV).

     The NAV is determined twice daily at 12:00 noon and at 4:00 p.m., Eastern Time, each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. It is calculated by dividing the fund's total assets, less its liabilities, by the number of shares outstanding.

     The fund values its securities using amortized cost. This method values a fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of changing interest rates.

 PURCHASE OF SHARES

     GENERAL. You may purchase Principal Shares through an account maintained by your brokerage firm (the "Account") and you may also purchase Shares directly by mail or wire. The minimum initial investment is $25,000, and the minimum subsequent investment is $2,500. The Company in its sole discretion may accept or reject any order for purchases of Principal Shares.

     Purchases will be effected at the net asset value next determined after PFPC, the Company's transfer agent, has received a purchase order in good order and the Company's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by the Company by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by PFPC after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day, will be executed as of the close of regular trading on the NYSE on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Company as of the close of regular trading on the NYSE or later, and orders as to which payment has been converted to Federal Funds as of the close of regular trading on the NYSE or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.

     PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an Account with your broker through procedures and requirements established by your broker. The minimum and subsequent investment in Shares are set by your broker. In such event, beneficial ownership of Principal Shares will be recorded by your broker and will be reflected in the Account statements provided to you by your broker. Your broker may impose minimum investment Account requirements. Even if your broker does not impose a sales charge for purchases of Shares, depending on the terms of your Account with your broker, the broker may charge to your Account fees for automatic investment and other services provided to your Account. Information concerning Account requirements, services and charges should be obtained from your broker, and you should read this Prospectus in conjunction with any information received from your broker. Shares are held in the street name account of your broker and if you desire to transfer such shares to the street name account of another broker, you should contact your current broker.

     A broker with whom you maintain an Account may offer you the ability to purchase Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. If you participate in a Purchase Program, then you will have your "free-credit" cash balances in your Account automatically invested in Principal

Shares. The frequency of investments and the minimum investment requirement will be established by the broker and the Company. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in your Account to participate in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning your Account under a Purchase Program should be directed to your broker.

     If your broker makes special arrangements under which orders for Principal Shares are received by PFPC prior to 12:00 noon Eastern Time, and your broker guarantees that payment for such Shares will be made in available Federal Funds to the Company's custodian prior to the close of regular trading on the NYSE on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC. Otherwise, if the broker has not made such an arrangement, pricing of shares will occur as described above under "General."

     DIRECT PURCHASES. You may also make direct investments at any time in Shares through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). You may make an initial investment by mail by fully completing and signing an application obtained from a Dealer (the "Application") and mailing it, together with a check payable to "The Principal Class" to The Principal Class, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. An Application will be returned to you unless it contains the name of the Dealer from whom you obtained it. Subsequent purchases may be made through a Dealer or by forwarding payment to the Company's transfer agent at the foregoing address.

     Provided that your investment is at least $5,000, you may also purchase Principal Shares by having your bank or Dealer wire Federal Funds to the Company's Custodian, PFPC Trust Company. Your bank or Dealer may impose a charge for this service. The Company does not currently charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of your Federal Funds wire, for an initial investment, it is important that you follow these steps:

     A. Telephone the Company's transfer agent, PFPC, toll-free (800) 430-9618, and provide your name, address, telephone number, Social Security or Tax Identification Number, the amount being wired, and by which bank or Dealer. PFPC will then provide you with an account number. (If you have an existing account, you should also notify PFPC prior to wiring funds.)

     B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to PFPC's account with PNC Bank.

          PNC Bank, N.A., Philadelphia, PA
          ABA-0310-0005-3.
          FROM: (your name)
          ACCOUNT NUMBER: (your account number)
          FOR PURCHASE OF: Principal Class Money Market Portfolio
          AMOUNT: (amount to be invested)

     C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process initial purchases until it receives a fully completed and signed Application.

     For subsequent investments, you should follow steps A and B above.

     RETIREMENT PLANS. Principal Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PFPC Trust Company acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with your tax adviser.

REDEMPTION OF SHARES

     GENERAL. Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Company's transfer agent, PFPC. You may redeem all or some of your Shares in accordance with one of the procedures described below.

      REDEMPTION OF SHARES IN AN ACCOUNT. If you beneficially own Principal Shares through an Account, you may redeem Shares in your Account in accordance with instructions and limitations pertaining to your Account by contacting your broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Company's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading on the NYSE on a Business Day, the redemption will be effective as of the close of regular trading on the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all of your Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

     Your brokerage firm may also redeem each day a sufficient number of Shares to cover debit balances created by transactions in your Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

     Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

     REDEMPTION OF SHARES OWNED DIRECTLY. If you own Shares directly, you may redeem any number of Shares by sending a written request to THE PRINCIPAL CLASS, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer
Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

     If you are a direct investor, you may redeem your Shares without charge by telephone if you have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, you must file a Telephone Authorization Form with PFPC. This form is available from PFPC. Once this election has been made, you may simply contact PFPC by telephone to request the redemption by calling (800) 430-9618. Neither the Company, the Distributor, the Portfolio, the Administrator nor any other Company agent will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that they reasonably believe to be genuine.

     The Company's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms;
(2) requiring the caller to provide the names of the account owners, the account social security number and name of the portfolio, all of which must match the Company's records; (3) requiring the Company's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the Company elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners or other industry professionals, additional documentation or information regarding the scope of authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

     Proceeds of a telephone redemption request will be mailed by check to your registered address unless you have designated in your Application or Telephone Authorization Form that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to your bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $5,000. There is no maximum for proceeds sent by wire transfer. The Company may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

     REDEMPTION BY CHECK. If you are a direct investor or you do not have check writing privileges for your Account, the Company will provide to you forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, your broker may establish a higher minimum. If you wish to use this check writing redemption procedure, you should complete specimen signature cards (available from PFPC), and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. If you own Shares through an Account, you should contact your broker for signature cards. Investors with joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Company or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

     When a check is presented to PNC Bank for clearance, PNC Bank, as your agent, will cause the Company to redeem a sufficient number of your full and fractional Shares to cover the amount of the check. This procedure enables you to continue to receive dividends on your Shares representing the amount being redeemed by check until such time as the check is presented to PNC Bank.
Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

     ADDITIONAL REDEMPTION INFORMATION. The Company ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Company will redeem Shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. You should consider purchasing Shares using a certified or bank check or money order if you anticipate an immediate need for redemption proceeds.

     The Company does not impose a charge when Shares are redeemed. The Company reserves the right to redeem any account in the Principal Class involuntarily, on thirty days' notice, if such account falls below $1,500 and during such 30-day notice period the amount invested in such account is not increased to at least $1,500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the SEC.

     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a fund.

DIVIDENDS AND DISTRIBUTIONS

     The Company will distribute substantially all of the net investment income and net realized capital gains, if any, of the fund to each shareholder. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

     The net investment income (not including any net short-term capital gains) earned by the fund will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of trading of the NYSE. Net short-term capital gains, if any, will be distributed at least annually.

TAXES

     Distributions from the fund will generally be taxable to shareholders. It is expected that all, or substantially all, of these distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     The foregoing is only a summary of certain tax considerations under the current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different United States Federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

     Principal Shares are sold without a sales load on a continuous basis by Provident Distributors, Inc., whose principal business address is at Four Falls Corporate Center, West Conshohocken, PA 19428.

     The Company's Board of Directors of the Company approved and adopted the Distribution Agreement and a separate Plan of Distribution for the Principal Class (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Class a distribution fee, which is accrued daily and paid monthly, of up to .40% on an annualized basis of the average daily net assets of the Class. The actual amount of such compensation is agreed upon from time to time by the Company's Board of Directors and the Distributor. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of .40% of the average daily net assets of the Class on an annualized basis in any year. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

     Under the Distribution Agreement and the Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of the Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Principal Class as well as for related direct mail, advertising and promotional expenses.

     The Plan obligates the Company, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Class the fee agreed to under the Distribution Agreement. Payments under the Plan are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

--------------------------------------------------------------------------------




INVESTMENT ADVISER
BlackRock Institutional Management Corporation
Wilmington, Delaware

DISTRIBUTOR
Provident Distributors,Inc.
West Conshohocken, Pennsylvania

CUSTODIAN
PFPC Trust Company
Lester, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania





                                [GRAPHIC OMITTED]

                                  MORGAN KEEGAN

                                       MOR

                                     ACCOUNT

                               THE PRINCIPAL CLASS

                                   Prospectus

                             Money Market Portfolio

                                December 1, 1999

                               THE PRINCIPAL CLASS

                                 1-800-430-9618

FOR MORE INFORMATION:

     This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Principal Class of the Money Market Portfolio is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT

     These reports contain additional information about the fund's investments, describe the fund's performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     A Statement of Additional Information, dated December 1, 1999 (SAI), has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Principal Money Market Portfolio, may be obtained free of charge, along with the Principal Class of the Money Market Portfolio's annual report, by calling (800)-430-9618. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally considered a part of this Prospectus).

SHAREHOLDER ACCOUNT SERVICE REPRESENTATIVES

     Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 5 p.m. (Eastern time) Monday-Friday. Call: (800) 430-9618.

PURCHASES AND REDEMPTIONS

     Call your broker or (800) 430-9618.

WRITTEN CORRESPONDENCE

     Post Office Address:  The Principal Class
                           c/o PFPC Inc.
                           PO Box 8960
                           Wilmington, DE 19899-8960

     Street Address:       The Principal Class
                           c/o PFPC Inc.
                           400 Bellevue Parkway
                           Wilmington, DE 19809

SECURITIES AND EXCHANGE COMMISSION (SEC)

     You may also view information about The RBB Fund, Inc. and the Principal Class of the Money Market Portfolio, including the SAI, by visiting the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at 1-202-942-8090. Copies of this information can be obtained, for a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request to publicinfo@sec.gov.

                    INVESTMENT COMPANY ACT FILE NO. 811-05518

PROSPECTUS

DECEMBER 1, 1999



BOSTON PARTNERS
   LARGE CAP VALUE FUND

BOSTON PARTNERS
   MID CAP VALUE FUND

BOSTON PARTNERS
   MICRO CAP VALUE FUND

BOSTON PARTNERS
   BOND FUND

BOSTON PARTNERS
   MARKET NEUTRAL FUND
INVESTOR CLASS

[GRAPHIC OMITTED]
bp
BOSTON PARTNERS ASSET MANAGEMENT,L.P.
-------------------------------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                                       OF
                               THE RBB FUND, INC.

                                 INVESTOR CLASS



                         BOSTON PARTNERS FAMILY OF FUNDS
                              LARGE CAP VALUE FUND
                               MID CAP VALUE FUND
                              MICRO CAP VALUE FUND
                                    BOND FUND
                               MARKET NEUTRAL FUND



--------------------------------------------------------------------------------
THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC"). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
PROSPECTUS                                                      December 1, 1999

TABLE OF CONTENTS
--------------------------------------------------------------------------------

=================================  INTRODUCTION ...............................3


                                   DESCRIPTIONS OF THE BOSTON PARTNERS FUNDS

A LOOK AT THE GOALS,  STRATEGIES,     Boston Partners Large Cap Value Fund ....4
RISKS, EXPENSES AND FINANCIAL
HISTORY OF EACH OF THE                Boston Partners Mid Cap Value Fund ......9
BOSTON PARTNERS FUNDS.
                                      Boston Partners Micro Cap Value Fund ...13

                                      Boston Partners Bond Fund ..............17

                                      Boston Partners Market Neutral Fund ....21


                                   MANAGEMENT

DETAILS ABOUT THE SERVICE             Investment Adviser .....................25
PROVIDERS.
                                      Service Provider Chart .................27


                                   SHAREHOLDER INFORMATION

POLICIES AND INSTRUCTIONS FOR         Pricing of Fund Shares .................28
OPENING, MAINTAINING AND
CLOSING AN ACCOUNT IN ANY OF          Purchase of Fund Shares ................28
THE BOSTON PARTNERS FUNDS.
                                      Redemption of Fund Shares ..............30

                                      Exchange Privilege .....................32

                                      Dividends and Distributions ............33

                                      Taxes ..................................33

                                      Multi-Class Structure ..................34


=================================  FOR MORE INFORMATION ......................35

INTRODUCTION
--------------------------------------------------------------------------------

     This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Investor Class of the Boston Partners Family of Funds of The RBB Fund, Inc. (the "Company").

     The five mutual funds of the Company offered by this Prospectus represent interests in the Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund, Boston Partners Micro Cap Value Fund, Boston Partners Bond Fund, and Boston Partners Market Neutral Fund (each a "Fund" and collectively, the "Funds"). This Prospectus and the Statement of Additional Information incorporated herein relate solely to the Funds.

     This Prospectus has been organized so that each Fund has its own short section with important facts about that particular Fund. Once you read the short sections about the Funds that interest you, read the "Purchase of Fund Shares" and "Redemption of Fund Shares" sections. These two sections apply to all the Funds offered by this Prospectus.

BOSTON PARTNERS LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

EQUITY SECURITY: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

MARKET CAPITALIZATION: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

VALUE CHARACTERISTICS: Stocks are generally divided into the categories of "growth" or "value." Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

EARNINGS GROWTH: The increased rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.
================================================================================

INVESTMENT GOALS

     The Fund seeks to provide long-term growth of capital with current income as a secondary objective.

PRIMARY INVESTMENT STRATEGIES

     The Fund invests (during normal market conditions) at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks, of issuers with a market capitalization of $1 billion or greater and identified by Boston Partners Asset Management L.P. (the "Adviser") as possessing value characteristics. The Fund may also invest up to 20% of its total assets in non-U.S. dollar denominated securities.

     The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity and earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

     In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund will not invest 25% or more of its total assets in any one industry.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the policies above, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.


KEY RISKS

     (BULLET) At least 65% of the Fund's total assets will be invested in a diversified portfolio of equity securities, and the net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     (BULLET) Investors may lose money.

     (BULLET) Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

     (BULLET) Convertible securities frequently have speculative characteristics and may be acquired without regard to minimum quality ratings. Convertible securities and obligations rated in the lowest of the top four rating categories are subject to greater credit and interest rate risk than higher rated securities.

     (BULLET)  The  Fund  may,  for  temporary  defensive  purposes,   invest  a
       percentage of its total assets,  without  limitation,  in cash or various
       U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     (BULLET) International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     (BULLET) The Fund may experience  relatively large purchases or redemptions due to asset allocation decisions made by the Adviser for clients receiving asset allocation account management services involving investments in the Fund. These transactions may have a material effect on the Fund, since redemptions caused by reallocations may result in the Fund selling portfolio securities it might not otherwise sell, resulting in a higher portfolio turnover rate, and purchases caused by reallocations may result in the Fund receiving additional cash that will remain uninvested until additional securities can be purchased. The Adviser will attempt to minimize the effects of these transactions at all times.

     (BULLET) The Fund could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the Fund, the Adviser is currently working to avoid such problems. The Adviser is also working with the Fund's other service providers and vendors to determine their systems' ability to handle Year 2000 problems. There is no guarantee that the systems will work properly on January 1, 2000. Year 2000 problems may also hurt issuers whose securities the Fund holds or securities markets generally.


PRIOR PERFORMANCE

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31

     The bar chart below shows the variability of the annual total returns for the Investor Class of the Fund for the last two calendar years. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Class from year to year. Past performance is not necessarily an indicator of how the Fund will perform in the future.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    1997                     1998
                   ------                  -------
                   28.34%                  (0.77%)

     Since inception (January 16, 1997), the highest calendar quarter total return for the Investor Class of the Fund was 15.30% (quarter ended June 30, 1998) and the lowest calendar quarter total return was (16.07)% (quarter ended September 30, 1998). The total return was (10.98)% for the calendar nine months ended September 30, 1999.

     AVERAGE ANNUAL TOTAL RETURNS -- COMPARISON

     The table below shows how the Fund's average annual total returns for the past one calendar year and since inception, with respect to the Investor Class, compare with the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") for the same periods. The S&P 500 Index is an unmanaged index composed of 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative values to the stocks included in the index, weighted accordingly to each stock's total market value relative to the total market value of the other stocks included in the index. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Past performance is not necessarily an indicator of how the Fund will perform in the future.

                               AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31
                               ----------------------------------------------
                                    1 YEAR                 SINCE INCEPTION
                                    -------               ------------------
     Investor Class                  (.77)%                      13.14%*
     S&P 500 Index                   28.57%                      28.55%

     *Commenced operations on January 16, 1997.


EXPENSES AND FEES

     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Investor Class of the Fund. The table is based on expenses for the Investor Class of the Fund for the most recent fiscal year ended August 31, 1999.

                                                             INVESTOR CLASS
                                                             --------------
     ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from Fund assets)

     Management fees ......................................       0.75%
     Distribution (12b-1) fees ............................       0.25%
     Other expenses(1) ....................................       0.52%
                                                                  ----
         Total annual Fund operating expenses .............       1.52%
     Fee waivers(2) .......................................       0.30%
                                                                  ----
     Net expenses .........................................       1.22%
                                                                  ====

     (1) "Other  expenses"  include  audit,   administration,   custody,  legal,
         registration, transfer agency and miscellaneous other charges for the Investor Class.

     (2) The Adviser has agreed that until December 31, 2000, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 1.22%.

EXAMPLE

     The example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Investor Class of the Fund remain the same, except for the expiration of the fee waivers and reimbursements on December 31, 2000. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

              1 YEAR        3 YEARS        5 YEARS       10 YEARS
              ------        -------        -------       --------
               $124           $451           $801         $1,787

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).

                                                                                  LARGE CAP VALUE FUND
                                                                     ----------------------------------------------
                                                                       FOR THE       FOR THE       FOR THE PERIOD
                                                                     YEAR ENDED    YEAR ENDED     JANUARY 16, 1997*
                                                                     AUGUST 31,    AUGUST 31,    THROUGH AUGUST 31,
                                                                        1999          1998              1997
                                                                     ----------    ----------    ------------------
                                                                      INVESTOR      INVESTOR          INVESTOR
                                                                        CLASS         CLASS             CLASS
                                                                     ----------    ----------    ------------------
Per Share Operating Performance**
Net asset value, beginning of period ..............................    $ 10.70       $ 12.45          $ 10.20
                                                                       -------       -------          -------
Net investment income/(loss) (1) ..................................       0.15          0.06             0.02
Net realized and unrealized gain/(loss) on investments (2) ........       1.65         (1.27)            2.23
                                                                       -------       -------          -------
Net increase/(decrease) in net assets resulting from operations. ..       1.80         (1.21)            2.25
                                                                       -------       -------          -------
Dividends to shareholders from:
Net investment income .............................................      (0.03)        (0.06)              --
Net realized capital gains ........................................      (0.11)        (0.48)              --
                                                                       -------       -------          -------
Total dividends and distributions to shareholders .................      (0.14)        (0.54)              --
                                                                       -------       -------          -------
Net asset value, end of period ....................................    $ 12.36       $ 10.70          $ 12.45
                                                                       =======       =======          =======
Total investment return (3) .......................................      16.86%       (10.28%)          22.06%
                                                                       =======       =======        =========
Ratios/Supplemental Data
   Net assets, end of period (000's omitted) ......................    $ 1,637       $ 6,150           $  683
   Ratio of expenses to average net assets (1) ....................       1.25%         1.19%            1.11%(4)
   Ratio of expenses to average net assets without
     waivers and expense reimbursements ...........................       1.55%         1.74%            3.05%(4)
   Ratio of net investment income to average net assets (1) .......       0.36%         0.68%            0.91%(4)
   Portfolio turnover rate ........................................     156.16%       111.68%           67.16%

--------------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is not annualized.
(4) Annualized.

BOSTON PARTNERS MID CAP VALUE FUND
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

EQUITY SECURITY: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

MARKET CAPITALIZATION: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

VALUE CHARACTERISTICS: Stocks are generally divided into the categories of "growth" or "value." Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

EARNINGS GROWTH: The increased rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.
================================================================================

INVESTMENT GOALS

     The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary goal.

PRIMARY INVESTMENT STRATEGIES

     The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers with a market capitalization of between $200 million and $6 billion and identified by Boston Partners Asset Management L.P. (the "Adviser") as having value characteristics.

     The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, and earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

     The Fund may also invest up to 20% of its total assets in non U.S. dollar-denominated securities.

     In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

KEY RISKS

     (BULLET) At least 65% of the Fund's total assets will be invested under normal market conditions in a diversified portfolio of equity securities, and the net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     (BULLET) Investors may lose money.

     (BULLET)  The  Fund  may,  for  temporary  defensive  purposes,   invest  a
       percentage of its total assets,  without  limitation,  in cash or various
       U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instuments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     (BULLET) Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

     (BULLET) International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     (BULLET) The Fund could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the Fund, the Adviser is currently working to avoid such problems. The Adviser is also working with the Fund's other service providers and vendors to determine their systems' ability to handle Year 2000 problems. There is no guarantee that the systems will work properly on January 1, 2000. Year 2000 problems may also hurt issuers whose securities the Fund holds or securities markets generally.

PRIOR PERFORMANCE

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31

     The bar chart below shows the total return for the Investor Class of the Fund during its first full calendar year. Past performance is not necessarily an indicator of how the Fund will perform in the future.

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                    1998
                                   -------
                                   (2.20%)

     Since inception (June 2, 1997), the highest calendar quarter total return for the Investor Class of the Fund was 13.64% (quarter ended March 31, 1998) and the lowest calendar quarter total return was (20.89)% (quarter ended September 30, 1998). The total return was (10.20)% for the nine months ended September 30, 1999.

     AVERAGE ANNUAL TOTAL RETURNS -- COMPARISON

     The table below shows how the Fund's average annual total returns for the past one calendar year and since inception, with respect to the Investor Class, compare with the Russell 2500 Index for the same periods. The Russell 2500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends and is a registered trademark of the Frank Russell Corporation. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Past performance is not necessarily an indicator of how the Fund will perform in the future.

                                 AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31
                                 ----------------------------------------------
                                       1 YEAR                SINCE INCEPTION
                                       ------                ---------------
     Investor Class                    (2.20)%                     8.20%*
     Russell 2500 Index                 0.38%                     10.32%

     *Commenced operations on June 2, 1997.


EXPENSES AND FEES

     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Investor Class of the Fund. The table is based on expenses for the Investor Class of the Fund for the most recent fiscal year ended August 31, 1999.

                                                                  INVESTOR CLASS
                                                                  --------------
     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management fees .............................................    0.80%
     Distribution (12b-1) fees ...................................    0.25%
     Other expenses(1) ...........................................    0.42%
                                                                      ----
         Total annual Fund operating expenses ....................    1.47%
     Fee waivers(2) ..............................................    0.25%
                                                                      ----
     Net expenses ................................................    1.22%
                                                                      ====

     (1) "Other  expenses"  include  audit,   administration,   custody,  legal,
         registration, transfer agency and miscellaneous other charges for the Investor Class.

     (2) The Adviser has agreed that until December 31, 2000, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 1.22%.

EXAMPLE

     The example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Investor Class of the Fund remain the same, except for the expiration of the fee waivers and reimbursements on December 31, 2000. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

              1 YEAR        3 YEARS        5 YEARS       10 YEARS
              ------        -------        -------       --------
               $124          $440           $779          $1,736

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).

                                                                                   MID CAP VALUE FUND
                                                                      ---------------------------------------------
                                                                       FOR THE       FOR THE       FOR THE PERIOD
                                                                     YEAR ENDED    YEAR ENDED       JUNE 2, 1997*
                                                                     AUGUST 31,    AUGUST 31,    THROUGH AUGUST 31,
                                                                        1999          1998              1997
                                                                     ----------    ----------    ------------------
                                                                      INVESTOR      INVESTOR          INVESTOR
                                                                        CLASS         CLASS             CLASS
                                                                     ----------    ----------    ------------------
Per Share Operating Performance**
Net asset value, beginning of period ................................   $  9.42       $ 11.01          $ 10.00
                                                                        -------       -------          -------
Net investment income/(loss) (1) ....................................     (0.01)         0.01             0.01
Net realized and unrealized gain/(loss) on investments (2) ..........      1.97         (1.38)            1.00
                                                                        -------       -------          -------
Net increase/(decrease) in net assets resulting from operations. ....      1.96         (1.37)            1.01
                                                                        -------       -------          -------
Dividends to shareholders from:
Net investment income ...............................................        --         (0.01)              --
Net realized capital gains ..........................................        --         (0.21)              --
                                                                        -------       -------          -------
Total dividends and distributions to shareholders ...................        --         (0.22)              --
                                                                        -------       -------          -------
Net asset value, end of period ......................................   $ 11.38        $ 9.42          $ 11.01
                                                                        =======       =======          =======
Total investment return (3) .........................................     20.81%       (12.77%)          10.10%
                                                                        =======       =======          =======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted) ........................   $ 2,762       $ 1,828          $   598
   Ratio of expenses to average net assets (1) ......................      1.25%         1.15%            1.10%(4)
   Ratio of expenses to average net assets without
     waivers and expense reimbursements .............................      1.50%         1.82%           12.62%(4)
   Ratio of net investment income to average net assets (1) .........      0.01%        (0.02%)           0.61%(4)
   Portfolio turnover rate ..........................................    200.09%       167.86%           21.80%

------------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is not annualized.
(4) Annualized.

BOSTON PARTNERS MICRO CAP VALUE FUND
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

EQUITY SECURITY: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

MARKET CAPITALIZATION: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

VALUE CHARACTERISTICS: Stocks are generally divided into the categories of "growth" or "value." Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

EARNINGS GROWTH: The increased rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.

ADRS AND EDRS: Receipts typically issued by a United States bank or trust company evidencing ownership of underlying foreign securities.
================================================================================

INVESTMENT GOALS

     The Fund seeks long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

PRIMARY INVESTMENT STRATEGIES

     The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities of issuers with market capitalizations that do not exceed $500 million when purchased by the Fund and identified by Boston Partners Asset Management L.P. (the "Adviser") as having value characteristics.

     The Fund generally invests in the equity securities of small companies. The Adviser will seek to invest in companies it considers to be well managed and to have attractive fundamental financial characteristics. The Adviser believes greater potential for price appreciation exists among small companies since they tend to be less widely followed by other securities analysts and thus may be more likely to be undervalued by the market. The Fund may invest from time to time a portion of its assets, not to exceed 35% (under normal conditions) at the time of purchase, in companies with considerably larger market capitalizations.

     The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a fundamental analysis of industries and companies, earnings power and growth and other investment criteria.

     The Fund may invest up to 25% of its total assets in equity securities of foreign issuers, including American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs").

     In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

KEY RISKS

     (BULLET) At least 65% of the Fund's total assets will be invested in a diversified portfolio of equity securities, and the net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     (BULLET) Investors may lose money.

     (BULLET) Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

     (BULLET) The Fund will invest in smaller issuers which are more volatile than investments in issuers with a market capitalization greater than $500 million. Small market capitalization issuers are not as diversified in their business activities as issuers with market values greater than $500 million and are more susceptible to changes in the business cycle.

     (BULLET) The equity securities in which the Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These equity securities may also be subject to wide fluctuations in market value. The trading market for any given equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such equity securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell these securities at a discount from market prices or during periods when, in the Adviser's judgement, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

     (BULLET) International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     (BULLET) If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 150%, however, it may be higher if the Adviser believes it will improve the Fund's performance.

     (BULLET) The  Fund  may,  for  temporary   defensive  purposes,   invest  a
       percentage of its total assets,  without  limitation,  in cash or various
       U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     (BULLET) The Fund could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the Fund, the Adviser is currently working to avoid such problems. The Adviser is also working with the Fund's other service providers and vendors to determine their systems' ability to handle Year 2000 problems. There is no guarantee that the systems will work properly on January 1, 2000. Year 2000 problems may also hurt issuers whose securities the Fund holds or securities markets generally.

EXPENSES AND FEES

     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Investor Class of the Fund. The table is based upon expenses for the Investor Class of the Fund for the most recent fiscal year ended August 31, 1999.

                                                                  INVESTOR CLASS
                                                                  --------------
     SHAREHOLDER FEES (fees paid directly from your investment)

     Maximum sales charge imposed on purchases ..................      None
     Maximum deferred sales charge ..............................      None
     Maximum sales charge imposed on reinvested dividends .......      None
     Redemption Fee(1) ..........................................      1.00%
     Exchange Fee ...............................................      None

     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management fees ............................................      1.25%
     Distribution (12b-1) fees ..................................      0.25%
     Other expenses(2) ..........................................     16.56%
                                                                      -----
         Total annual Fund operating expenses ...................     18.06%
     Fee waivers and expense reimbursements(3) ..................     16.29%
                                                                      -----
     Net expenses ...............................................      1.77%
                                                                     ======

     (1) To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

     (2) "Other  expenses"  include  audit,   administration,   custody,  legal,
         registration, transfer agency and miscellaneous other charges for the Investor Class.

     (3) The Adviser has agreed that until December 31, 2000, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 1.77%.

EXAMPLE

     The example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Investor Class of the Fund remain the same, except for the expiration of the fee waivers and reimbursements on December 31, 2000. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

              1 YEAR        3 YEARS        5 YEARS       10 YEARS
              ------        -------        -------       --------
               $180         $3,437         $5,900         $9,736

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).

                                                                                     MICRO CAP VALUE FUND
                                                                              -----------------------------------
                                                                                  FOR THE        FOR THE PERIOD
                                                                                YEAR ENDED        JULY 1, 1998*
                                                                                AUGUST 31,     THROUGH AUGUST 31,
                                                                                   1999               1998
                                                                              --------------   ------------------
                                                                              INVESTOR CLASS     INVESTOR CLASS
                                                                              --------------   ------------------
Per Share Operating Performance**
Net asset value, beginning of period ......................................       $ 7.63             $ 10.00
                                                                                  ------             -------
Net investment income/(loss) (1) ..........................................        (0.02)              (0.01)
Net realized and unrealized gain/(loss) on investments (2) ................         1.04               (2.36)
                                                                                  ------             -------
Net increase/(decrease) in net assets resulting from operations. ..........         1.02               (2.37)
                                                                                  ------             -------
Dividends to shareholders from:
Net investment income .....................................................           --                  --
Net realized capital gains ................................................           --                  --
                                                                                  ------             -------
Total dividends and distributions to shareholders .........................           --                  --
                                                                                  ------             -------
Net asset value, end of period ............................................       $ 8.65             $  7.63
                                                                                  ======             =======
Total investment return (3) (5) ...........................................        13.37%             (23.70%)
                                                                                  ======             =======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted) ..............................       $  293              $  129
   Ratio of expenses to average net assets (1) ............................         1.80%               1.80%(4)
   Ratio of expenses to average net assets without waivers and
     expense reimbursements ...............................................        18.09%              18.61%(4)
   Ratio of net investment income to average net assets (1) ...............        (0.42%)             (0.66%)(4)
   Portfolio turnover rate ................................................        87.48%              11.97%

-------------
 *  Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is not annualized.
(4) Annualized.
(5) Redemption fee of 1.00% is not reflected in total return calculations.

BOSTON PARTNERS BOND FUND
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS
TOTAL RETURN: A way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.
FIXED-INCOME SECURITIES: Fixed-income securities are generally bonds, which are a type of security that functions like a loan. Bonds are "IOUs" issued by private companies, municipalities or government agencies. By comparison, when you buy a stock, you are buying ownership in a company. With a bond, your "loan" is for a specific period, usually 5 to 30 years. You receive regular interest payments at a fixed rate. Hence the term "fixed-income" security. INVESTMENT-GRADE FIXED-INCOME SECURITIES: Securities which are rated at the time of purchase "AAA," "AA," "A," or "BBB" by S&P, "Aaa," "Aa," "A" or "Baa" by Moody's or which are similarly rated by another Rating Organization or are unrated but deemed by the Adviser to be comparable in quality to instruments that are so rated. Debt securities rated "BBB" by S&P, "Baa" by Moody's or the equivalent rating of another Rating Organization, while still deemed investment-grade, are considered to have speculative characteristics and are more sensitive to economic change than higher rated bonds.
CORPORATE DEBT OBLIGATIONS: A long-term bond issued by a corporation, including railroads and public utilities.
MORTGAGE-BACKED SECURITIES: Pools of mortgage loans assembled for sale to investors by various governmental agencies as well as by private issuers. ASSET-BACKED SECURITIES: Pools of assets, usually loans such as installment sale contracts or credit card receivables, assembled for sale by private issuers.
MATURITY: The date on which an investor in a fixed income security will be paid in full by the issuer.
================================================================================

INVESTMENT GOALS

     The Fund seeks to maximize total return by investing principally in investment grade fixed-income securities. Current income is a secondary goal.

PRIMARY INVESTMENT STRATEGIES

     The Fund invests (during normal market conditions) at least 75% of its total assets in bonds, including corporate debt obligations and mortgage-backed and asset-backed securities (collectively, "Debt Securities") rated investment-grade or better at the time of purchase by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") or which are similarly rated by another nationally recognized statistical rating organization ("Rating Organization"). The Fund may also purchase Debt Securities which are unrated but deemed by Boston Partners Asset Management L.P. (the "Adviser") to be comparable in quality to investment-grade instruments. The Fund may invest up to 25% of its total assets in Debt Securities rated "Ba" and "B" by Moody's or "BB" and "B" by S&P or which are similarly rated by another Rating Organization (i.e., high yield, high risk securities) or are unrated but deemed by the Adviser to be comparable in quality to instruments that are so rated.

KEY RISKS

     (BULLET) The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     (BULLET) Investors may lose money.

     (BULLET) The Fund is subject to interest rate risk. Rising interest rates cause the prices of fixed-income securities to decrease and falling interest rates cause the prices of fixed-income securities to increase. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

     (BULLET) High yield, high risk fixed-income securities have a greater risk of default in the payment of interest and principal than higher rated securities and are subject to significant changes in price. Investment by the Fund in such securities involves a high degree of credit risk and such securities are regarded as speculative by the major rating agencies.

     (BULLET) If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 100%, however, it may be higher if the Adviser believes it will improve the Fund's performance.

     (BULLET) The Fund may experience  relatively large purchases or redemptions due to asset allocation decisions made by the Adviser for clients receiving asset allocation account management services involving investments in the Fund. These transactions may have a material effect on the Fund, since redemptions caused by reallocations may result in the Fund selling portfolio securities it might not otherwise sell, resulting in a higher portfolio turnover rate, and purchases caused by reallocations may result in the Fund receiving additional cash that will remain uninvested until additional securities can be purchased. The Adviser will attempt to minimize the effects of these transactions at all times.

     (BULLET) The Fund could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the Fund, the Adviser is currently working to avoid such problems. The Adviser is also working with the Fund's other service providers and vendors to determine their systems' ability to handle Year 2000 problems. There is no guarantee that the systems will work properly on January 1, 2000. Year 2000 problems may also hurt issuers whose securities the Fund holds or securities markets generally.

PRIOR PERFORMANCE

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31

     The bar chart below shows the total return for the Investor Class of the Fund during its first full calendar year. Past performance is not necessarily an indicator of how the Fund will perform in the future.

[GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                      7.09%
                                      -----
                                      1998

     Since inception (December 30, 1997), the highest calendar quarter total return for the Investor Class of the Fund was 2.42% (quarter ended September 30, 1998) and the lowest calendar quarter total return was (.58)% (quarter ended March 31, 1999). The total return was (.14)% for the nine months ended September 30, 1999.

                       [THIS PAGE INTENTIONALLY LEFT BLANK]

                       [THIS PAGE INTENTIONALLY LEFT BLANK]

     AVERAGE ANNUAL TOTAL RETURNS -- COMPARISON

     The table below shows how the Fund's average annual total returns for the past one calendar year and since inception, with respect to the Investor Class, compare with the Lehman Brothers Aggregate Index for the same periods. The Lehman Brothers Aggregate Index is an unmanaged index containing fixed-income securities rated investment grade or higher by Moody's, S&P or Fitch Investors Service. All issues have at least one year to maturity and an outstanding par value of at least $100 million. The Lehman Brothers Aggregate Index is a registered trademark of Lehman Brothers, Inc. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Past performance is not necessarily an indicator of how the Fund will perform in the future.

                                AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31
                                ----------------------------------------------
                                    1 YEAR                 SINCE INCEPTION
                                    ------                  --------------
     Investor Class                  7.09%                       7.16%*
     Lehman Aggregate Index          8.69%                       8.64%

     *Commenced operations on December 30, 1997.

EXPENSES AND FEES

     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Investor Class of the Fund. The table is based upon expenses for the Investor Class of the Fund for the most recent fiscal year ended August 31, 1999.

                                                                 INVESTOR CLASS
                                                                 --------------
     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management fees ............................................     0.40%
     Distribution (12b-1) fees ..................................     0.25%
     Other expenses(1) ..........................................     1.79%
                                                                      ----
         Total annual Fund operating expenses ...................     2.44%
     Fee waivers and expense reimbursements(2) ..................     1.62%
                                                                      ----
     Net expenses ...............................................     0.82%
                                                                      ====
     (1)"Other  expenses"  include  audit,   administration,   custody,   legal,
         registration, transfer agency and miscellaneous other charges for the Investor Class.
     (2) The Adviser has agreed that until December 31, 2000, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed .82%.

EXAMPLE

     The example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Investor Class of the Fund remain the same, except for the expiration of the fee waivers and reimbursements on December 31, 2000. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

              1 YEAR        3 YEARS        5 YEARS       10 YEARS
              ------        -------        -------       --------
                $84          $605          $1,154         $2,653

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).

                                                                                           BOND FUND
                                                                             -------------------------------------
                                                                               FOR THE           FOR THE PERIOD
                                                                             YEAR ENDED        DECEMBER 30, 1997*
                                                                             AUGUST 31,        THROUGH AUGUST 31,
                                                                                1999                  1998
                                                                             ----------        ------------------
                                                                              INVESTOR              INVESTOR
                                                                                CLASS                 CLASS
                                                                             ----------        ------------------
Per Share Operating Performance**
Net asset value, beginning of period ......................................    $10.10                $10.00
                                                                               ------                ------
Net investment income/(loss) (1) ..........................................      0.93                  0.62
Net realized and unrealized gain/(loss) on investments (2) ................     (0.90)                (0.16)
                                                                               ------                ------
Net increase/(decrease) in net assets resulting from operations ...........      0.03                  0.46
                                                                               ------                ------
Dividends to shareholders from:
Net investment income .....................................................     (0.55)                (0.36)
Net realized capital gains ................................................     (0.11)                   --
                                                                               ------                ------
Total dividends and distributions to shareholders .........................     (0.66)                (0.36)
                                                                               ------                ------
Net asset value, end of period ............................................    $ 9.47                $10.10
                                                                               ======                ======
Total investment return (3) ...............................................      0.17%                 4.63%
                                                                               ======                ======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted) ..............................    $  188                $  198
   Ratio of expenses to average net assets (1) ............................      0.85%                 0.85%(4)
   Ratio of expenses to average net assets without waivers and
     expense reimbursements ...............................................      2.47%                 2.72%(4)
   Ratio of net investment income to average net assets (1) ...............      5.97%                 5.83%(4)
   Portfolio turnover rate ................................................     57.60%                45.27%

---------------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is not annualized.
(4) Annualized.

BOSTON PARTNERS MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

MARKET NEUTRAL: Refers to a strategy of investing or engaging in transactions in equity securities, while seeking to minimize the impact of movements in the equity markets.

EQUITY SECURITY: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

TOTAL RETURN: A way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

SALOMON SMITH BARNEY U.S. 1-MONTH TREASURY BILL INDEX(TRADE MARK): An unmanaged index containing monthly return equivalents of yield averages that are not marked to market.

SHORT SALE: A sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at a lower price than the one at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

SHORT-TERM CASH INSTRUMENTS: These temporary investments include notes issued or guaranteed by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the two highest rating categories; certificates of deposit; repurchase agreements and other high-grade corporate debt securities.

FEDERAL FUNDS RATE: The rate of interest charged by a Federal Reserve bank for member banks to borrow their federally required reserve.

MARKET CAPITALIZATION: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

ADRS: Receipts typically issued by a United States bank or trust company evidencing ownership of underlying foreign securities.
================================================================================

INVESTMENT GOALS

     The Fund seeks long-term capital appreciation while minimizing exposure to general equity market risk. The Fund seeks a total return greater than that of the Salomon Smith Barney U.S. 1-Month Treasury Bill Index.(TRADE MARK)

PRIMARY INVESTMENT STRATEGIES

     The Fund invests in long positions in stocks identified by Boston Partners Asset Management L.P. (the "Adviser") as undervalued and short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund will invest in securities principally traded in the United States markets. The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has minimal net exposure to the United States equity market generally and low to neutral exposure to specific industries, specific market capitalization ranges (e.g., large cap, mid cap and small cap) and certain other factors.

     The Fund's long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States as sponsored American Depository Receipts ("ADRs"). The Fund may also invest up to 20% of its total assets directly in equity securities of foreign issuers.

     To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

KEY RISKS

     (BULLET) The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     (BULLET) Investors may lose money.

     (BULLET) The Fund is subject to the risk of poor stock selection by the Adviser. In other words, the Adviser may not be successful in its strategy of taking long positions in undervalued stocks and short positions in overvalued stocks. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make.

     (BULLET) Short sales of securities may result in gains if a security's price declines, but may result in losses if a security's price does not decline in price.

     (BULLET) The Fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

     (BULLET) Securities held in a segregated account cannot be sold while the position it is covering is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     (BULLET) The  Fund  may,  for  temporary   defensive  purposes,   invest  a
       percentage of its total assets,  without  limitation,  in cash or various
       U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     (BULLET) The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     (BULLET) If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 200%, however, it may be higher if the Adviser believes it will improve the Fund's performance.

     (BULLET) The Fund could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the Fund, the Adviser is currently working to avoid such problems. The Adviser is also working with the Fund's other service providers and vendors to determine their systems' ability to handle Year 2000 problems. There is no guarantee that the systems will work properly on January 1, 2000. Year 2000 problems may also hurt issuers whose securities the Fund holds or securities markets generally.

EXPENSES AND FEES

     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Investor Class of the Fund. The table is based on expenses for the Investor Class of the Fund for the period November 17, 1998 (commencement of operations) through August 31, 1999.

                                                                  INVESTOR CLASS
                                                                  --------------

     SHAREHOLDER FEES (fees paid directly from your investment)

     Maximum sales charge imposed on purchases ...................      None
     Maximum deferred sales charge ...............................      None
     Maximum sales charge imposed on reinvested dividends ........      None
     Redemption Fee(1) ...........................................      1.00%
     Exchange Fee ................................................      None

     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management fees .............................................      2.25%
     Distribution (12b-1) fees ...................................      0.25%
     Other expenses(2) ...........................................     24.08%
                                                                       -----
         Total annual Fund operating expenses ....................     26.58%
     Fee waivers and expense reimbursements(3) ...................     23.41%
                                                                       -----
     Net expenses ................................................      3.17%
                                                                       -----

     (1) To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

     (2) "Other expenses" include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Investor Class. "Other expenses" and "Total annual Fund operating expenses" include dividends on securities which the Fund has sold short ("short-sale dividends"). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared -- thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short. Short-sale dividends are treated as an expense, and increase the Fund's total expense ratio, although no cash is received or paid by the Fund. The amount of short-sale dividends is estimated at 0.45% of average net assets for the current fiscal year.

     (3) The Adviser has agreed that until December 31, 2000, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 2.72% (excluding short sale dividend expenses).

EXAMPLE
     The example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Investor Class of the Fund remain the same, except for the expiration of the fee waivers and reimbursements on December 31, 2000. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR         3 YEARS         5 YEARS        10 YEARS
             ------         -------         -------        --------
              $320          $4,628          $7,277         $10,254

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).

                                                            MARKET NEUTRAL FUND
                                                            -------------------
                                                               FOR THE PERIOD
                                                             NOVEMBER 17, 1998*
                                                             THROUGH AUGUST 31,
                                                                    1999
                                                            -------------------
                                                               INVESTOR CLASS
                                                            -------------------
Per Share Operating Performance**
Net asset value, beginning of period                              $ 10.00
                                                                  -------
Net investment income/(loss) (1)                                     0.06
Net realized and unrealized gain/(loss)
   on investments (2)                                               (0.63)
                                                                  -------
Net increase/(decrease) in net assets
   resulting from operations                                        (0.57)
                                                                  -------
Dividends to shareholders from:
Net investment income                                                  --
Net realized capital gains                                             --
                                                                  -------
Total dividends and distributions to shareholders                      --
                                                                  -------
Net asset value, end of period                                    $  9.43
                                                                  =======
Total investment return (3) (5)                                     (5.70%)
                                                                  =======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted)                      $   231
   Ratio of expenses to average net assets (1)                       2.75%(4)(6)
   Ratio of expenses to average net assets
      without waivers and expense reimbursements                    26.61%(4)(6)
   Ratio of net investment income
     to average net assets (1)                                       1.32%(4)
   Portfolio turnover rate                                         218.41%

-------------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is not annualized.
(4) Annualized.
(5) Redemption fee of 1.00% is not reflected in total return calculations.
(6) Without the voluntary waiver of advisory and administration fees, the ratios of expenses to average net assets for the Investor Class would have been 26.61% (excluding dividend expense) and 27.02% (including dividend expense) annualized for the period ended August 31, 1999.

MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

     Boston Partners Asset Management, L.P. (the "Adviser"), located at 28 State Street, 21st Floor, Boston, Massachusetts 02109, provides investment advisory services to the Funds. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts. As of October 31, 1999, the Adviser managed approximately $10.2 billion in assets. The Adviser is organized as a Delaware limited partnership whose sole general partner is Boston Partners, Inc., a Delaware corporation. The Adviser manages each Fund's business and investment activities subject to the authority of the Company's Board of Directors.

PORTFOLIO MANAGERS

BOSTON PARTNERS LARGE CAP VALUE FUND

     The day-to-day portfolio management of the Fund is the responsibility of Mark E. Donovan and Wayne S. Sharp who are senior portfolio managers of the Adviser. Mr. Donovan is Chairperson of the Adviser's Equity Strategy Committee which oversees the investment activities of the Adviser's $5.5 billion in large cap value institutional equity assets. Prior to joining the Adviser in 1995, Mr. Donovan was a Senior Vice President and Vice Chairman of The Boston Company Asset Management, Inc.'s Equity Policy Committee. Mr. Donovan is a Chartered Financial Analyst ("CFA") and has over fifteen years of investment experience. Mr. Sharp is Vice Chairperson of the Adviser's Equity Strategy Committee and has over twenty-one years of investment experience. Prior to joining the Adviser in April 1995, Mr. Sharp was a Senior Vice President and member of the Equity Policy Committee of The Boston Company Asset Management, Inc. Mr. Sharp is also a CFA. For the fiscal year ended August 31, 1999, the Fund paid .60% (expressed as a percentage of average net assets) to the Adviser for its services.

BOSTON PARTNERS MID CAP VALUE FUND

     The day-to-day portfolio management of the Fund is the responsibility of Wayne J. Archambo who is a senior portfolio manager of the Adviser and a member of the Adviser's Equity Strategy Committee. Mr. Archambo oversees the investment activities of the Adviser's $1.5 billion in mid-capitalization activities as well as $1 billion in small capitalization activities. Prior to joining the Adviser in April 1995, Mr. Archambo was employed by The Boston Company Asset Management, Inc. from 1989 through April 1995 where he was a senior portfolio manager. Mr. Archambo has over 15 years of investment experience and is a CFA. For the fiscal year ended August 31, 1999, the Fund paid .70% (expressed as a percentage of average net assets) to the Adviser for its services.

BOSTON PARTNERS MICRO CAP VALUE FUND

     The day-to-day portfolio management of the Fund is the responsibility of David M. Dabora and Wayne J. Archambo who are senior portfolio managers of the Adviser. Prior to taking on day to day responsibilities for the Micro Cap Value Fund, Mr. Dabora was an assistant portfolio manager/analyst of the premium equity product of the Adviser, an all-cap value institutional product. Before joining the Adviser in April 1995, Mr. Dabora had been employed by The Boston Company Asset Management, Inc. since 1991 as a senior equity analyst. Mr. Dabora has over 11 years of investment experience and is a CFA. For the fiscal year ended August 31, 1999, the Fund paid 0% (expressed as a percentage of average net assets) to the Adviser for its services.

BOSTON PARTNERS BOND FUND

     The day-to-day portfolio management of the Fund is the responsibility of William R. Leach who is a senior portfolio manager of the Adviser and Chairman of the Fixed Income Strategy Committee. Prior to joining the Adviser in April 1995, Mr. Leach was employed by The Boston Company Asset Management, Inc. from 1988 through April 1995 where he was a senior portfolio manager and Director of the Fixed Income Strategy Committee. Mr. Leach has over 16 years of investment experience and is a CFA. Mr. Leach will be assisted by Glenn S. Davis, Joseph F. Feeney, Jr. and Michael A. Mullaney. Mr. Davis is a Fixed Income Portfolio Manager with the Adviser and is also a CFA. Prior to joining the Adviser in April 1995, he was Vice President and Portfolio Manager at The Boston Company, specializing in short and intermediate term corporate bonds. Prior to that position, he was responsible for the Short-term Fixed Income Group at State Street Global Advisors. He has a total of 17 years of investment experience. Mr. Feeney is a Fixed Income Portfolio Manager with the Adviser and also a CFA. Prior to joining the Adviser in April 1995, he was Assistant Vice President and Mortgage-backed Securities Portfolio Manager for Putnam Investments. Mr. Mullaney is a Fixed Income Portfolio Manager who joined the Adviser in June 1997. From 1984 to 1997, he was employed at Putnam Investments, most recently as Managing Director and Senior Investment Strategist, specializing in portfolio strategy and management. His prior experience included a position as a senior Consultant from 1981 to 1983 with Chase Econometrics/Interactive Data Corporation, where he focused on quantitative methodologies in fixed income and equity management. He has over 16 years of investment experience. For the fiscal year ended August 31, 1999, the Fund paid 0% (expressed as a percentage of average net assets) to the Adviser for its services.

BOSTON PARTNERS MARKET NEUTRAL FUND

     The day-to-day portfolio management of the Fund is the responsibility of Edmund D. Kellogg, subject to the supervision of Harry J. Rosenbluth. Both Mr. Kellogg and Mr. Rosenbluth are portfolio managers employed by the Adviser. Previously, Mr. Kellogg was a portfolio manager/analyst for a similar limited partnership private investment fund and a separate account of the Adviser. Before joining the Adviser in 1996, Mr. Kellogg was employed by The Keystone Group since 1991, where he was a portfolio manager and analyst managing institutional separate accounts. Mr. Kellogg has over 21 years of investment experience and is a CFA. Mr. Rosenbluth oversees other institutional accounts of the Adviser and manages a $2.2 billion all-capitalization value equity institutional separate account product. Prior to joining the Adviser in 1995, Mr. Rosenbluth was employed by The Boston Company Asset Management, Inc. since 1981 as a senior portfolio manager. Mr. Rosenbluth has over 17 years of investment experience and is a CFA. For the period ended August 31, 1999, the Boston Partners Market Neutral Fund paid 0% (expressed as a percentage of average net assets) to the Adviser for its services.

OTHER SERVICE PROVIDERS

     The following chart shows the Funds' other service providers and includes their addresses and principal activities.

                                  ------------
                                  SHAREHOLDERS
                                  ------------

Distribution and
Shareholder Services

 ------------------------------------  -----------------------------------------
         PRINCIPAL DISTRIBUTOR                       TRANSFER AGENT

     PROVIDENT DISTRIBUTORS, INC.                       PFPC INC.
 FOUR FALLS CORPORATE CENTER, 6TH FL.             400 BELLEVUE PARKWAY
      WEST CONSHOHOCKEN, PA 19428                  WILMINGTON, DE 19809

    Distributes shares of the                 Handles shareholder services,
      BOSTON PARTNERS Fund.             including recordkeeping and statements,
                                        distribution of dividends and processing
                                           of buy, sell and exchange requests.
 ------------------------------------  -----------------------------------------


Asset
Management

 ------------------------------------  -----------------------------------------
    INVESTMENT ADVISER                                   CUSTODIAN

   BOSTON PARTNER ASSET                           PFPC TRUST COMPANY
     MANAGEMENT, L.P.                             200 STEVENS DRIVE
28 STATE STREET 21ST FLOOR                              LESTER, PA 19113
   BOSTON, MA 02109

                                             Holds each Fund's assets, settles
Manages each Fund's business                 all portfolio trades and collects
and  investment activities.                     most of the valuation data
                                               required for calculating each
                                              Fund's net asset value ("NAV").

 ------------------------------------  -----------------------------------------


Fund
Operations

 ------------------------------------
           ADMINISTRATOR

             PFPC INC.
       400 BELLEVUE PARKWAY
       WILMINGTON, DE 19809

  Provides facilities, equipment
    and personnel to carry out
 administrative services related
  to each Fund and calculates the
      Fund's NAV, dividends
        and distributions.
 ------------------------------------


                        ---------------------------------
                               BOARD OF DIRECTORS

                        Supervises the Fund's activities.
                        ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF FUND SHARES

     Investor Shares of the Funds ("Shares") are priced at their net asset value ("NAV"). The NAV for the Investor Class of each Fund is calculated by adding the value of all securities, cash and other assets in a Fund's portfolio, deducting the Fund's actual and accrued liabilities and dividing by the total number of Shares outstanding.

     Each Fund's NAV is calculated once daily at the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time) each day the NYSE is open. Shares will not be priced on the days on which the NYSE is closed.

     Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or on the NASDAQ National Market System where they are traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the bid and asked prices is used. Short-term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. With the approval of the Company's Board of Directors, a Fund may use a pricing service, bank or broker-dealer experienced in providing valuations to value a Fund's securities. If market quotations are unavailable, securities will be valued at fair value as determined in good faith by the investment adviser according to procedures adopted by the Company's Board of Directors.

PURCHASE OF FUND SHARES

     Shares representing interests in the Funds are offered continuously for sale by Provident Distributors, Inc. (the "Distributor"). The Board of Directors of the Company has approved and adopted a Distribution Agreement and Plan of Distribution for the Shares (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Distributor is entitled to receive from the Funds a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Shares. The actual amount of such compensation under the Plan is agreed upon by the Company's Board of Directors and by the Distributor. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares,
(ii) ongoing servicing and/or  maintenance of the accounts of Shareholders,  and
(iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Funds' 12b-1 Plan. The Distributor may delegate some or all of these functions to Service Organizations. See "Purchases Through Intermediaries" below.

     The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Shares the fee agreed to under the Distribution Agreement. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.

     PURCHASES THROUGH INTERMEDIARIES. Shares of the Funds may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, "Service Organizations"). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Company. Therefore, you should contact the Service Organization acting on your behalf concerning the fees (if any) charged in connection  with a  purchase  or  redemption  of  Shares  and  should  read this
Prospectus in light of the terms governing your accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Company in accordance with their agreements with the Company and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the

Company or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Company's pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Company will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order. Orders received by the Company in good order will be priced at the appropriate Fund's net asset value next computed after they are accepted by the Service Organization or its authorized designee.

     For administration, subaccounting, transfer agency and/or other services, the Adviser, the Distributor or their affiliates may pay Service Organizations and certain recordkeeping organizations a fee of up to .35% (the "Service Fee") of the average annual net asset value of accounts with the Company maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of service provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

     GENERAL. You may also purchase Shares of each Fund at the NAV per share next calculated after your order is received by PFPC Inc. (the "Transfer Agent") in proper form as described below. After an initial purchase is made, the Transfer Agent will set up an account for you on RBB's records. The minimum initial investment in any Fund is $2,500 and the minimum additional investment is $100. For purposes of meeting the minimum initial purchase, purchases by clients which are part of endowments, foundations or other related groups may be combined. You can only purchase Shares of each Fund on days the NYSE is open and through the means described below.

     INITIAL  INVESTMENT  BY MAIL.  An account may be opened by  completing  and signing the application included with this Prospectus and mailing it to the Transfer Agent at the address noted below, together with a check ($2,500 minimum) payable to the Fund in which you would like to invest. Third party checks will not be accepted.

     BOSTON PARTNERS [NAME OF FUND]
     c/o PFPC Inc.
     P.O. Box 8852
     Wilmington, DE 19899-8852

     The name of the Fund to be purchased should be designated on the application and should appear on the check. Payment for the purchase of Shares received by mail will be credited to a shareholder's account at the NAV per share of the Fund next determined after receipt of payment in good order.

     INITIAL INVESTMENT BY WIRE. Shares of each Fund may be purchased by wiring federal funds to PNC Bank (see instructions below). A completed application must be forwarded to the Transfer Agent at the address noted above under "Initial Investment by Mail" in advance of the wire. For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) Funds should be wired to:

     PNC Bank, NA
     Philadelphia, Pennsylvania 19103
     ABA# 0310-0005-3
     Account # 86-1108-2507
     F/B/O BOSTON PARTNERS [NAME OF FUND]
     Ref. (Account Number)
     Shareholder Name

     Federal funds purchases will be accepted only on a day on which the NYSE and PNC Bank, NA are open for business.

     ADDITIONAL INVESTMENTS. Additional investments may be made at any time (minimum investment $100) by purchasing Shares of any Fund at NAV by mailing a check to the Transfer Agent at the address noted above under "Initial Investment by Mail" (payable to Boston Partners [name of Fund]) or by wiring monies to PNC Bank, NA as outlined above under "Initial Investment by Wire." For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected.

     AUTOMATIC INVESTMENT PLAN. Additional investments in Shares of the Funds may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan ($100 minimum). Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at (888) 261-4073 to obtain the appropriate forms.

     RETIREMENT PLANS. Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PFPC Trust Company acts as custodian. For further information as to applications and annual fees, contact the Transfer Agent at (888) 261-4073. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with a tax adviser.

     OTHER PURCHASE INFORMATION. The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Funds. As of the date of this Prospectus, the Boston Partners Micro Cap Value Fund intends to suspend the offering of Shares upon the Fund's attaining $300 million in total assets.

REDEMPTION OF FUND SHARES

     You may redeem Shares of the Funds at the next NAV calculated after a redemption request is received by the Transfer Agent in proper form. You can only redeem Shares on days the NYSE is open and through the means described below.

     You may redeem Shares of each Fund by mail, or, if you are authorized, by telephone. The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by a Fund. There is no charge for a redemption. However, if a shareholder of the Boston Partners Micro Cap Value or Boston Partners Market Neutral Funds redeems Shares held for less than 1 year, a transaction fee of 1% of the net asset value of the Shares redeemed at the time of redemption will be charged. For purposes of this redemption feature, shares purchased first will be considered to be shares first redeemed.

     REDEMPTION BY MAIL. Your redemption requests should be addressed to BOSTON PARTNERS [name of Fund], c/o PFPC Inc., P.O. Box 8852, Wilmington, DE 19899-8852 and must include:

     a. a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

     b. any required signature guarantees, which are required when (i) the redemption request proceeds are to be sent to someone other than the registered shareholder(s) or (ii) the redemption request is for $10,000 or more. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature Guarantees, which are not a part of these programs, will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

     c. other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

     REDEMPTION BY TELEPHONE. In order to request a telephone redemption, you must have returned your account application containing a telephone election. To add a telephone redemption option to an existing account, contact the Transfer Agent by calling (888) 261-4073 for a Telephone Authorization Form.

     Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling the Transfer Agent at (888) 261-4073 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the telephone redemption option or the telephone exchange option (as described below) is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and shareholders, not the Company or the Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or the Transfer Agent to be genuine. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

     SYSTEMATIC WITHDRAWAL PLAN. If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Transfer Agent at P.O. Box 8852, Wilmington Delaware 19899-8852. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value. To provide funds for payment, Shares will be redeemed in such amount as is necessary at the redemption price. The systematic withdrawal of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a systematic withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

     You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by the Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Fund's transfer agent at least ten Business Days prior to the end of the month preceding a scheduled payment.

     TRANSACTION FEE ON CERTAIN REDEMPTIONS OF THE BOSTON PARTNERS MICRO CAP VALUE AND BOSTON PARTNERS MARKET NEUTRAL FUNDS

     The Boston Partners Micro Cap Value and Boston Partners Market Neutral Funds require the payment of a transaction fee on redemptions of Shares held for less than one year equal to 1.00% of the net asset value of such Shares redeemed at the time of redemption. This additional transaction fee is paid to each Fund, NOT to the adviser, distributor or transfer agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with redemptions to those investors making redemptions after holding their shares for a short period, thus protecting existing shareholders. These costs include: (1) brokerage costs; (2) market impact costs -- i.e., the decrease in market prices which may result when a

Fund sells certain securities in order to raise cash to meet the redemption request; (3) the realization of capital gains by the other shareholders in each Fund; and (4) the effect of the "bid-ask" spread in the over-the-counter market. The 1.00% amount represents each Fund's estimate of the brokerage and other transaction costs which may be incurred by each Fund in disposing of stocks in which each Fund may invest. Without the additional transaction fee, each Fund would generally be selling its shares at a price less than the cost to each Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Funds. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions of the Boston Partners Micro Cap Value and Boston Partners Market Neutral Funds.

     INVOLUNTARY REDEMPTION. The Company reserves the right to redeem a shareholder's account in any Fund at any time the net asset value of the account in such Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in a Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. The transaction fee applicable to the Boston Partners Micro Cap Value and Boston Partners Market Neutral Funds will not be charged when shares are involuntarily redeemed.

     OTHER REDEMPTION INFORMATION. Redemption proceeds for Shares of the Funds recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date.
Shareholders can avoid this delay by utilizing the wire purchase option.

     Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The Funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

EXCHANGE PRIVILEGE

     The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Investor Shares of any Boston Partners Fund for Investor Shares of another Boston Partners Fund, up to six (6) times per year. Such exchange will be effected at the net asset value of the exchanged Investor Shares and the net asset value of the Investor Shares to be acquired next determined after PFPC's receipt of a request for an exchange. An exchange of Boston Partners Micro Cap Value or Boston Partners Market Neutral Shares held for less than 1 year (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to the 1.00% transaction fee. An exchange of Shares will be treated as a sale for federal income tax purposes. A shareholder may make an exchange by sending a written request to the Transfer Agent or, if authorized, by telephone (see "Redemption by Telephone" above).

     If the exchanging shareholder does not currently own Investor Shares of the Fund whose Shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. See "Redemption By Mail" for information on signature guarantees. The exchange privilege may be modified or terminated at any time, or from time to time, by the Company, upon 60 days' written notice to shareholders.

     If an exchange is to a new account in a Fund advised by the Adviser, the dollar value of the Shares acquired must equal or exceed the Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed the Fund's minimum for additional investments. If an amount remains in the Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary redemption.

     The Funds' exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, the Funds have established a policy of limiting excessive exchange activity. Shareholders are entitled to six (6) exchange redemptions (at least 30 days apart) from each Fund during any twelve-month period. Notwithstanding these limitations, the Funds reserve the right to reject any purchase request (including exchange purchases from other Boston Partners Funds) that is deemed to be disruptive to efficient portfolio management.

DIVIDENDS AND DISTRIBUTIONS

     Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

     Each Fund will declare and pay dividends from net investment income annually, except the Boston Partners Bond Fund, which will declare and pay dividends from net investment income monthly. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Funds at least annually.

TAXES

     Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your Shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional Shares. You will be notified annually of the tax status of distributions to you.

     You should note that if you purchase Shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of a portion of your purchase price. This is known as "buying into a dividend."

     You will recognize taxable gain or loss on a sale, exchange or redemption of your Shares, including an exchange for Shares of another Fund, based on the difference between your tax basis in the Shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held Shares.)

     Any loss realized on Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the Shares.

     The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareowners should consult their tax advisers regarding the tax status of distributions in their state and locality.

     The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

MULTI-CLASS STRUCTURE

     Each Fund also offers Institutional Shares, which are offered directly to institutional investors in a separate prospectus. Shares of each class of the Funds represent equal pro rata interests and accrue dividends and calculate net asset value and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on Investor Shares of a Fund can be expected to differ from the total return on Institutional Shares of the same Fund. Information concerning Institutional class shares of the Funds can be requested by calling the Fund at
(888) 261-4073.

                         BOSTON PARTNERS FAMILY OF FUNDS
                                       OF
                               THE RBB FUND, INC.
                                 (888) 261-4073
                       HTTP://WWW.BOSTONPARTNERSFUNDS.COM

FOR MORE INFORMATION:

     This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the BOSTON PARTNERS FAMILY OF FUNDS is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT

     These reports contain additional information about each of the Fund's investments, describe each of the Fund's performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     A Statement of Additional Information, dated December 1, 1999 (SAI), has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the BOSTON PARTNERS FAMILY OF FUNDS, may be obtained free of charge, along with the annual and semi-annual reports, by calling (888) 261-4073. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

SHAREHOLDER INQUIRIES

     Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday-Friday. Call: (888) 261-4073 or visit the website of Boston Partners Asset Management L.P. at http://www.bostonpartnersfunds.com.

PURCHASES AND REDEMPTIONS

     Call (888) 261-4073.

WRITTEN CORRESPONDENCE

     Post Office Address: BOSTON PARTNERS FAMILY OF FUNDS, c/o PFPC, Inc. PO Box 8852, Wilmington, DE 19899-8852

     Street Address: BOSTON PARTNERS FAMILY OF FUNDS, c/o PFPC, Inc. 400 Bellevue Parkway, Wilmington, DE 19809

SECURITIES AND EXCHANGE COMMISSION (SEC)

     You may also view information about The RBB Fund, Inc. and the BOSTON PARTNERS FAMILY OF FUNDS, including the SAI, by visiting the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at 1-202-942-8090. Copies of this information can be obtained, for a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request to publicinfo@sec.gov.

                    INVESTMENT COMPANY ACT FILE NO. 811-05518

NO  PERSON  HAS  BEEN   AUTHORIZED   TO  GIVE  ANY   INFORMATION   OR  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.






INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts


CUSTODIAN
PFPC Trust Company
Lester, Pennsylvania


TRANSFER AGENT AND ADMINISTRATOR
PFPC Inc.
Wilmington, Delaware


DISTRIBUTOR
Provident Distributors,Inc.
West Conshohocken, Pennsylvania


COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

PROSPECTUS

DECEMBER 1, 1999



BOSTON PARTNERS
   LARGE CAP VALUE FUND

BOSTON PARTNERS
   MID CAP VALUE FUND

BOSTON PARTNERS
   MICRO CAP VALUE FUND

BOSTON PARTNERS
   BOND FUND

BOSTON PARTNERS
   MARKET NEUTRAL FUND

   INSTITUTIONAL CLASS

bp (LOGO)
BOSTON PARTNERS ASSET MANAGEMENT, L.P.
[GRAPHIC OMITTED]

                         BOSTON PARTNERS FAMILY OF FUNDS
                                       OF
                               THE RBB FUND, INC.




                               INSTITUTIONAL CLASS




                         BOSTON PARTNERS FAMILY OF FUNDS

                              LARGE CAP VALUE FUND

                               MID CAP VALUE FUND

                              MICRO CAP VALUE FUND

                                    BOND FUND

                               MARKET NEUTRAL FUND







--------------------------------------------------------------------------------
THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC"). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
PROSPECTUS                                                      December 1, 1999

TABLE OF CONTENTS
--------------------------------------------------------------------------------

================================ INTRODUCTION ................................ 3

                                 DESCRIPTIONS OF THE BOSTON PARTNERS FUNDS

                                   Boston Partners Large Cap Value Fund ...... 4

                                   Boston Partners Mid Cap Value Fund ........ 9
A LOOK AT THE GOALS, STRATEGIES,
RISKS, EXPENSES AND FINANCIAL      Boston Partners Micro Cap Value Fund ......14
HISTORY OF EACH OF THE
BOSTON PARTNERS FUNDS.             Boston Partners Bond Fund .................19

                                   Boston Partners Market Neutral Fund .......24



                                 MANAGEMENT

                                   Investment Adviser ........................28
DETAILS ABOUT THE SERVICE
PROVIDERS.                         Service Provider Chart ....................30



                                 SHAREHOLDER INFORMATION
POLICIES AND INSTRUCTIONS FOR
OPENING, MAINTAINING AND           Pricing of Fund Shares ....................31
CLOSING AN ACCOUNT IN ANY OF
THE BOSTON PARTNERS FUNDS.         Purchase of Fund Shares ...................31
================================
                                   Redemption of Fund Shares .................32

                                   Exchange Privilege ........................34

                                   Dividends and Distributions ...............35

                                   Taxes .....................................35

                                   Multi-Class Structure .....................36



                                 FOR MORE INFORMATION ........................37

INTRODUCTION TO THE RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Institutional Class of the Boston Partners Family of Funds of The RBB Fund, Inc.
(the "Company").

     The five mutual funds of the Company offered by this Prospectus represent interests in the Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund, Boston Partners Micro Cap Value Fund, Boston Partners Bond Fund and Boston Partners Market Neutral Fund (each a "Fund" and collectively, the "Funds"). This Prospectus and the Statement of Additional Information incorporated herein relate solely to the Funds.

     This Prospectus has been organized so that each Fund has its own short section with important facts about that particular Fund. Once you read the short sections about the Funds that interest you, read the "Purchase of Fund Shares" and "Redemption of Fund Shares" sections. These two sections apply to all the Funds offered by this Prospectus.

BOSTON PARTNERS LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

EQUITY SECURITY: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

MARKET CAPITALIZATION: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

VALUE CHARACTERISTICS: Stocks are generally divided into the categories of "growth" or "value." Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

EARNINGS GROWTH: The increased rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.
================================================================================

INVESTMENT GOALS

     The Fund seeks to provide long-term growth of capital with current income as a secondary objective.

PRIMARY INVESTMENT STRATEGIES

     The Fund invests (during normal market conditions) at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks, of issuers with a market capitalization of $1 billion or greater and identified by Boston Partners Asset Management L.P. (the "Adviser") as possessing value characteristics. The Fund may also invest up to 20% of its total assets in non-U.S. dollar denominated securities.

     The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity and earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

     In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund will not invest 25% or more of its total assets in any one industry.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the policies above, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

KEY RISKS

     (BULLET) At least 65% of the Fund's total assets will be invested in a diversified portfolio of equity securities, and the net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     (BULLET) Investors may lose money.

     (BULLET) Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

     (BULLET) Convertible securities frequently have speculative characteristics and may be acquired without regard to minimum quality ratings. Convertible securities and obligations rated in the lowest of the top four rating categories are subject to greater credit and interest rate risk than higher rated securities.

     (BULLET)  The  Fund  may,  for  temporary  defensive  purposes,   invest  a
       percentage of its total assets,  without  limitation,  in cash or various
       U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     (BULLET) International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     (BULLET) The Fund may experience  relatively large purchases or redemptions due to asset allocation decisions made by the Adviser for clients receiving asset allocation account management services involving investments in the Fund. These transactions may have a material effect on the Fund, since redemptions caused by reallocations may result in the Fund selling portfolio securities it might not otherwise sell, resulting in a higher portfolio turnover rate, and purchases caused by reallocations may result in the Fund receiving additional cash that will remain uninvested until additional securities can be purchased. The Adviser will attempt to minimize the effects of these transactions at all times.

     (BULLET) The Fund could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the Fund, the Adviser is currently working to avoid such problems. The Adviser is also working with the Fund's other service providers and vendors to determine their systems' ability to handle Year 2000 problems. There is no guarantee that the systems will work properly on January 1, 2000. Year 2000 problems may also hurt issuers whose securities the Fund holds or securities markets generally.

PRIOR PERFORMANCE
     ANNUAL TOTAL RETURNS AS OF  DECEMBER 31
     The bar chart below shows the variability of the annual total returns for the Institutional Class of the Fund for the last two calendar years. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class from year to year. Past performance is not necessarily an indicator of how the Fund will perform in the future.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         1997            31.09
                         1998            (0.64%)

     Since inception (January 2, 1997), the highest calendar quarter total return for the Institutional Class of the Fund was 15.39% (quarter ended June 30, 1997) and the lowest calendar quarter total return was (16.02)% (quarter ended September 30, 1998). The total return was (10.93)% for the nine months ended September 30, 1999.

     AVERAGE ANNUAL TOTAL RETURNS -- COMPARISON

     The table below shows how the Fund's average annual total returns for the past one calendar year and since inception, with respect to the Institutional Class, compare with the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") for the same periods. The S&P 500 Index is an unmanaged index composed of 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative values to the stocks included in the index, weighted accordingly to each stock's total market value relative to the total market value of the other stocks included in the index. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Past performance is not necessarily an indicator of how the Fund will perform in the future.

                                AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31
                                ----------------------------------------------
                                     1 YEAR                SINCE INCEPTION
                                     ------                ---------------
     Institutional Class               (.64)%                   14.15%*
     S&P 500 Index                     28.57%                   30.99%

     *Commenced operations on January 2, 1997.

EXPENSES AND FEES

     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Fund. The table is based on expenses for the Institutional Class of the Fund for the most recent fiscal year ended August 31, 1999.

                                                             INSTITUTIONAL CLASS
                                                             -------------------
     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management fees .........................................      0.75%
     Distribution (12b-1) fees ...............................      None
     Other expenses(1) .......................................      0.55%
                                                                    ----
         Total annual Fund operating expenses ................      1.30%
     Fee waivers(2) ..........................................      0.30%
                                                                    ----
     Net expenses ............................................      1.00%
                                                                    ====

     (1) "Other  expenses"  include  audit,   administration,   custody,  legal,
         registration, transfer agency and miscellaneous other charges for the Institutional Class.

     (2) The Adviser has agreed that until December 31, 2000, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 1.00%.

EXAMPLE

     The example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Institutional Class of the Fund remain the same, except for the expiration of the fee waivers and reimbursements on December 31, 2000. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

              1 YEAR        3 YEARS        5 YEARS       10 YEARS
              ------        -------        -------       --------
               $102          $383           $684          $1,541

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).

                                                                                  LARGE CAP VALUE FUND
                                                                     -------------------------------------------------
                                                                        FOR THE        FOR THE        FOR THE PERIOD
                                                                      YEAR ENDED     YEAR ENDED      JANUARY 2, 1997*
                                                                      AUGUST 31,     AUGUST 31,     THROUGH AUGUST 31,
                                                                         1999           1998               1997
                                                                     -------------  -------------   ------------------
                                                                     INSTITUTIONAL  INSTITUTIONAL      INSTITUTIONAL
                                                                        CLASS           CLASS              CLASS
                                                                     -------------  -------------   ------------------
Per Share Operating Performance**
Net asset value, beginning of period .............................      $ 10.58       $ 12.46            $ 10.00
                                                                        -------       -------            -------
Net investment income/(loss) (1) .................................         0.05          0.12               0.05
Net realized and unrealized gain/(loss) on investments (2) .......         1.76         (1.31)              2.41
                                                                        -------       -------            -------
Net increase/(decrease) in net assets resulting from operations ..         1.81         (1.19)              2.46
                                                                        -------       -------            -------
Dividends to shareholders from:
Net investment income ............................................        (0.04)        (0.08)                --
Net realized capital gains .......................................        (0.11)        (0.61)                --
                                                                        -------       -------            -------
Total dividends and distributions to shareholders ................        (0.15)        (0.69)                --
                                                                        -------       -------            -------
Net asset value, end of period ...................................      $ 12.24       $ 10.58            $ 12.46
                                                                        =======       =======            =======
Total investment return ..........................................        17.12%       (10.23%)            24.60%(3)
                                                                        =======       =======            =======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted) .....................      $53,112       $50,724            $24,603
   Ratio of expenses to average net assets (1) ...................         1.00%         1.00%              1.00%(4)
   Ratio of expenses to average net assets without
     waivers and expense reimbursements ..........................         1.30%         1.49%              2.64%(4)
   Ratio of net investment income to average net assets (1) ......         0.61%         0.87%              1.19%(4)
   Portfolio turnover rate .......................................       156.16%       111.68%             67.16%

------------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is not annualized.
(4) Annualized.

BOSTON PARTNERS MID CAP VALUE FUND
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

EQUITY SECURITY: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

MARKET CAPITALIZATION: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

VALUE CHARACTERISTICS: Stocks are generally divided into the categories of "growth" or "value." Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

EARNINGS GROWTH: The increased rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.
======================

INVESTMENT GOALS

     The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary goal.

PRIMARY INVESTMENT STRATEGIES

     The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers with a market capitalization of between $200 million and $6 billion and identified by Boston Partners Asset Management L.P.(the "Adviser") as having value characteristics.

     The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, and earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

     The Fund may also invest up to 20% of its total assets in non U.S. dollar-denominated securities.

     In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

KEY RISKS

     (BULLET) At least 65% of the Fund's total assets will be invested under normal market conditions in a diversified portfolio of equity securities, and the net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     (BULLET) Investors may lose money.

     (BULLET)  The  Fund  may,  for  temporary  defensive  purposes,   invest  a
       percentage of its total assets,  without  limitation,  in cash or various
       U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     (BULLET) Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

     (BULLET) International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     (BULLET) The Fund could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the Fund, the Adviser is currently working to avoid such problems. The Adviser is also working with the Fund's other service providers and vendors to determine their systems' ability to handle Year 2000 problems. There is no guarantee that the systems will work properly on January 1, 2000. Year 2000 problems may also hurt issuers whose securities the Fund holds or securities markets generally.

PRIOR PERFORMANCE

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31

     The bar chart below shows the total return for the Institutional Class of the Fund during its first full calendar year. Past performance is not necessarily an indicator of how the Fund will perform in the future.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                  1998
                                  -----
                                 (2.20%)

     Since inception (June 2, 1997), the highest calendar quarter total return for the Institutional Class of the Fund was 13.55% (quarter ended March 31,
1998) and the lowest calendar quarter total return was (20.90)% (quarter ended September 30, 1998). The total return was (10.20)% for the nine months ended September 30, 1999.

     AVERAGE ANNUAL TOTAL RETURNS -- COMPARISON

     The table below shows how the Fund's average annual total returns for the past one calendar year and since inception, with respect to the Institutional Class, compare with the Russell 2500 Index for the same periods. The Russell 2500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends and is a registered trademark of the Frank Russell Corporation. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Past performance is not necessarily an indicator of how the Fund will perform in the future.

                                  AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31
                                  ----------------------------------------------
                                          1 YEAR               SINCE INCEPTION
                                         -------               ---------------
     Institutional Class                 (2.20)%                    8.28%*
     Russell 2500 Index                   0.38%                    10.32%

     *Commenced operations on June 2, 1997.


EXPENSES AND FEES

     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Fund. The table is based on expenses for the Institutional Class of the Fund for the most recent fiscal year ended August 31, 1999.

                                                             INSTITUTIONAL CLASS
                                                             -------------------
     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management fees ...........................................     0.80%
     Distribution (12b-1) fees .................................     None
     Other expenses(1) .........................................     0.45%
                                                                     ----
         Total annual Fund operating expenses ..................     1.25%
     Fee waivers(2) ............................................     0.25%
                                                                     ----
     Net expenses ..............................................     1.00%
                                                                     ====

     (1) "Other  expenses"  include  audit,   administration,   custody,  legal,
         registration, transfer agency and miscellaneous other charges for the Institutional Class.

     (2) The Adviser has agreed that until December 31, 2000, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 1.00%.

EXAMPLE

     The example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Institutional Class of the Fund remain the same, except for the expiration of the fee waivers and reimbursements on December 31, 2000. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

              1 YEAR        3 YEARS        5 YEARS       10 YEARS
              ------        -------        -------       --------
               $102          $372           $662          $1,489

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).

                                                                                    MID CAP VALUE FUND
                                                                     ----------------------------------------------------
                                                                        FOR THE           FOR THE       FOR THE PERIOD
                                                                      YEAR ENDED        YEAR ENDED       JUNE 2, 1997*
                                                                      AUGUST 31,         AUGUST 31,    THROUGH AUGUST 31,
                                                                         1999              1998              1997
                                                                     -------------     -------------   ------------------
                                                                     INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                                                        CLASS              CLASS             CLASS
                                                                     -------------     -------------   ------------------
Per Share Operating Performance**
Net asset value, beginning of period .............................     $   9.48          $ 11.01             $10.00
                                                                       --------          -------             ------
Net investment income/(loss) (1) .................................         0.02             0.01               0.01
Net realized and unrealized gain/(loss) on investments (2) .......         1.98            (1.39)              1.00
                                                                       --------          -------             ------
Net increase/(decrease) in net assets resulting from operations. .         2.00            (1.38)              1.01
                                                                       --------          -------             ------
Dividends to shareholders from:
Net investment income ............................................        (0.01)           (0.01)                --
Net realized capital gains .......................................        --               (0.14)                --
                                                                       --------          -------             ------
Total dividends and distributions to shareholders ................        (0.01)           (0.15)                --
                                                                       --------          -------             ------
Net asset value, end of period ...................................     $  11.47          $  9.48             $11.01
                                                                       ========          =======             ======
Total investment return ..........................................        21.08%          (12.73%)            10.10%(3)
                                                                       ========          =======             ======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted) .....................     $173,224          $67,568             $3,750
   Ratio of expenses to average net assets (1) ...................         1.00%            1.00%              1.00%(4)
   Ratio of expenses to average net assets without
     waivers and expense reimbursements ..........................         1.25%            1.57%             12.37%(4)
   Ratio of net investment income to average net assets (1) ......         0.17%            0.13%              1.08%(4)
   Portfolio turnover rate .......................................       200.09%          167.86%             21.80%

-------------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is not annualized.
(4) Annualized.

BOSTON PARTNERS MICRO CAP VALUE FUND
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

EQUITY SECURITY: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

MARKET CAPITALIZATION: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

VALUE CHARACTERISTICS: Stocks are generally divided into the categories of "growth" or "value." Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

EARNINGS GROWTH: The increased rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.

ADRS AND EDRS: Receipts typically issued by a United States bank or trust company evidencing ownership of underlying foreign securities.
================================================================================

INVESTMENT GOALS

     The Fund seeks long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

PRIMARY INVESTMENT STRATEGIES

     The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities of issuers with market capitalizations that do not exceed $500 million when purchased by the Fund and identified by Boston Partners Asset Management L.P. (the "Adviser") as having value characteristics.

     The Fund generally invests in the equity securities of small companies. The Adviser will seek to invest in companies it considers to be well managed and to have attractive fundamental financial characteristics. The Adviser believes greater potential for price appreciation exists among small companies since they tend to be less widely followed by other securities analysts and thus may be more likely to be undervalued by the market. The Fund may invest from time to time a portion of its assets, not to exceed 35% (under normal conditions) at the time of purchase, in companies with considerably larger market capitalizations.

      The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a fundamental analysis of industries and companies, earnings power and growth and other investment criteria.

     The Fund may invest up to 25% of its total assets in equity securities of foreign issuers, including American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs").

     In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

KEY RISKS

     (BULLET) At least 65% of the Fund's total assets will be invested in a diversified portfolio of equity securities, and the net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     (BULLET) Investors may lose money.

     (BULLET) Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

     (BULLET) The Fund will invest in smaller issuers which are more volatile than investments in issuers with a market capitalization greater than $500 million. Small market capitalization issuers are not as diversified in their business activities as issuers with market values greater than $500 million and are more susceptible to changes in the business cycle.

     (BULLET) The equity securities in which the Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These equity securities may also be subject to wide fluctuations in market value. The trading market for any given equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such equity securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell these securities at a discount from market prices or during periods when, in the Adviser's judgement, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

     (BULLET) International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     (BULLET) If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 150%, however, it may be higher if the Adviser believes it will improve the Fund's performance.

     (BULLET) The  Fund  may,  for  temporary  defensive  purposes,   invest   a
       percentage of its total assets,  without  limitation,  in cash or various
       U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     (BULLET) The Fund could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the Fund, the Adviser is currently working to avoid such problems. The Adviser is also working with the Fund's other service providers and vendors to determine their systems' ability to handle Year 2000 problems. There is no guarantee that the systems will work properly on January 1, 2000. Year 2000 problems may also hurt issuers whose securities the Fund holds or securities markets generally.

EXPENSES AND FEES

     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Fund. The table is based upon expenses for the Institutional Class of the Fund for the most recent fiscal year ended August 31, 1999.

                                                             INSTITUTIONAL CLASS
                                                             -------------------
     SHAREHOLDER FEES (fees paid directly from your investment)
     Maximum sales charge imposed on purchases .................     None
     Maximum deferred sales charge .............................     None
     Maximum sales charge imposed on reinvested dividends ......     None
     Redemption Fee(1) .........................................      1.00%
     Exchange Fee ..............................................     None

     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management fees ...........................................     1.25%
     Distribution (12b-1) fees .................................     None
     Other expenses(2) .........................................    16.59%
                                                                    -----
         Total annual Fund operating expenses ..................    17.84%
     Fee waivers and expense reimbursements(3) .................    16.29%
                                                                    -----
     Net expenses ..............................................     1.55%
                                                                    =====

     (1) To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of remaining shareholders.

     (2) "Other  expenses"  include  audit,   administration,   custody,  legal,
         registration, transfer agency and miscellaneous other charges for the Institutional Class.

     (3) The Adviser has agreed that until December 31, 2000, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 1.55%.

EXAMPLE

     The example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Institutional Class of the Fund remain the same, except for the expiration of the fee waivers and reimbursements on December 31,2000. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR        3 YEARS        5 YEARS       10 YEARS
               ------        -------        -------       --------
                $158         $3,390         $5,846         $9,704

FINANCIAL HIGHLIGHTS

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).

                                                                                     MICRO CAP VALUE FUND
                                                                           -------------------------------------
                                                                              FOR THE           FOR THE PERIOD
                                                                            YEAR ENDED           JULY 1, 1998*
                                                                            AUGUST 31,        THROUGH AUGUST 31,
                                                                               1999                  1998
                                                                           -------------      ------------------
                                                                           INSTITUTIONAL         INSTITUTIONAL
                                                                               CLASS                 CLASS
                                                                           -------------      ------------------
Per Share Operating Performance**
Net asset value, beginning of period ...................................      $ 7.62               $ 10.00
                                                                              ------               -------
Net investment income/(loss) (1) .......................................       (0.01)                (0.01)
Net realized and unrealized gain/(loss) on investments (2) .............        1.06                 (2.37)
                                                                              ------               -------
Net increase/(decrease) in net assets resulting from operations. .......        1.05                 (2.38)
                                                                              ------               -------
Dividends to shareholders from:
Net investment income ..................................................          --                    --
Net realized capital gains .............................................          --                    --
                                                                              ------               -------
Total dividends and distributions to shareholders ......................          --                    --
                                                                              ------               -------
Net asset value, end of period .........................................      $ 8.67                $ 7.62
                                                                              ======               =======
Total investment return (5) ............................................       13.78%               (23.80%)(3)
                                                                              ======               =======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted) ...........................     $ 1,309               $ 1,120
   Ratio of expenses to average net assets (1) .........................        1.55%                 1.55%(4)
   Ratio of expenses to average net assets without waivers and
     expense reimbursements ............................................       17.84%                17.63%(4)
   Ratio of net investment (loss) to average net assets (1) ............       (0.17%)               (0.34%)(4)
   Portfolio turnover rate .............................................       87.48%                11.97%

------------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is not annualized.
(4) Annualized.
(5) Redemption fee of 1.00% is not reflected in total return calculations.

BOSTON PARTNERS BOND FUND
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

TOTAL RETURN: A way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

FIXED-INCOME SECURITIES: Fixed-income securities are generally bonds, which are a type of security that functions like a loan. Bonds are "IOUs" issued by private companies, municipalities or government agencies. By comparison, when you buy a stock, you are buying ownership in a company. With a bond, your "loan" is for a specific period, usually 5 to 30 years. You receive regular interest payments at a fixed rate. Hence the term "fixed-income" security.

INVESTMENT-GRADE FIXED-INCOME SECURITIES: Securities which are rated at the time of purchase "AAA," "AA," "A," or "BBB" by S&P, "Aaa," "Aa," "A" or "Baa" by Moody's or which are similarly rated by another Rating Organization or are unrated but deemed by the Adviser to be comparable in quality to instruments that are so rated. Debt securities rated "BBB" by S&P, "Baa" by Moody's or the equivalent rating of another Rating Organization, while still deemed investment-grade, are considered to have speculative characteristics and are more sensitive to economic change than higher rated bonds.

CORPORATE DEBT OBLIGATIONS: A long-term bond issued by a corporation, including railroads and public utilities.

MORTGAGE-BACKED SECURITIES: Pools of mortgage loans assembled for sale to investors by various governmental agencies as well as by private issuers.

ASSET-BACKED SECURITIES: Pools of assets, usually loans such as installment sale contracts or credit card receivables, assembled for sale by private issuers.

MATURITY: The date on which an investor in a fixed income security will be paid in full by the issuer.
================================================================================

INVESTMENT GOALS

     The Fund seeks to maximize total return by investing principally in investment grade fixed-income securities. Current income is a secondary goal.

PRIMARY INVESTMENT STRATEGIES

     The Fund invests (during normal market conditions) at least 75% of its total assets in bonds, including corporate debt obligations and mortgage-backed and asset-backed securities (collectively, "Debt Securities") rated investment-grade or better at the time of purchase by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") or which are similarly rated by another nationally recognized statistical rating organization ("Rating Organization"). The Fund may also purchase Debt Securities which are unrated but deemed by Boston Partners Asset Management L.P. (the "Adviser") to be comparable in quality to investment-grade instruments. The Fund may invest up to 25% of its total assets in Debt Securities rated "Ba" and "B" by Moody's or "BB" and "B" by S&P or which are similarly rated by another Rating Organization (i.e., high yield, high risk securities) or are unrated but deemed by the Adviser to be comparable in quality to instruments that are so rated.

KEY RISKS

     (BULLET) The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     (BULLET) Investors may lose money.

     (BULLET) The Fund is subject to interest rate risk. Rising interest rates cause the prices of fixed-income securities to decrease and falling interest rates cause the prices of fixed-income securities to increase. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

     (BULLET) High yield, high risk fixed-income securities have a greater risk of default in the payment of interest and principal than higher rated securities and are subject to significant changes in price. Investment by the Fund in such securities involves a high degree of credit risk and such securities are regarded as speculative by the major rating agencies.

     (BULLET) If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower perfor-mance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 100%, however, it may be higher if the Adviser believes it will improve the Fund's performance.

     (BULLET) The Fund may experience  relatively large purchases or redemptions due to asset allocation decisions made by the Adviser for clients receiving asset allocation account management services involving investments in the Fund. These transactions may have a material effect on the Fund, since redemptions caused by reallocations may result in the Fund selling portfolio securities it might not otherwise sell, resulting in a higher portfolio turnover rate, and purchases caused by reallocations may result in the Fund receiving additional cash that will remain uninvested until additional securities can be purchased. The Adviser will attempt to minimize the effects of these transactions at all times.

     (BULLET) The Fund could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the Fund, the Adviser is currently working to avoid such problems. The Adviser is also working with the Fund's other service providers and vendors to determine their systems' ability to handle Year 2000 problems. There is no guarantee that the systems will work properly on January 1, 2000. Year 2000 problems may also hurt issuers whose securities the Fund holds or securities markets generally.

PRIOR PERFORMANCE

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31

     The bar chart below shows the total return for the Institutional Class of the Fund during its first full calendar year. Past performance is not necessarily an indicator of how the Fund will perform in the future.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                   1998
                                   ----
                                   7.37%

     Since inception (December 30, 1997), the highest calendar quarter total return for the Institutional Class of the Fund was 2.50% (quarter ended September 30, 1998) and the lowest calendar quarter total return was (.53)% (quarter ended March 31, 1999). The total return was (.08)% for the nine months ended September 30, 1999.

     AVERAGE ANNUAL TOTAL RETURNS -- COMPARISON

     The table below shows how the Fund's average annual total returns for the past one calendar year and since inception, with respect to the Institutional Class, compare with the Lehman Aggregate Index for the same periods. The Lehman Aggregate Index is an unmanaged index containing fixed-income securities rated investment grade or higher by Moody's, S&P or Fitch Investors Service. All issues have at least one year to maturity and an outstanding par value of at least $100 million. The Lehman Aggregate Index is a registered trademark of Lehman Brothers, Inc. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Past performance is not necessarily an indicator of how the Fund will perform in the future.

                                AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31
                                ----------------------------------------------
                                     1 YEAR                 SINCE INCEPTION
                                     ------                 ---------------
     Institutional Class              7.37%                       7.44%*
     Lehman Aggregate Index           8.69%                       8.64%

     *Commenced operations on December 30, 1997.


EXPENSES AND FEES

     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Fund. The table is based upon expenses for the Institutional Class of the Fund for the most recent fiscal year ended August 31, 1999.

                                                             INSTITUTIONAL CLASS
                                                             -------------------
     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management fees ........................................         0.40%
     Distribution (12b-1) fees ..............................         None
     Other expenses(1) ......................................         1.82%
                                                                      ----
         Total annual Fund operating expenses ...............         2.22%
     Fee waivers and expense reimbursements(2) ..............         1.62%
                                                                      ----
     Net expenses ...........................................         0.60%
                                                                      ====

     (1)  "Other  expenses"  include  audit,  administration,   custody,  legal,
       registration, transfer agency and miscellaneous other charges for the Institutional Class.

     (2) The Adviser has agreed that until December 31, 2000, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 0.60%.

EXAMPLE

     The example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Institutional Class of the Fund remain the same, except for the expiration of the fee waivers and reimbursements on December 31, 2000. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR        3 YEARS        5 YEARS       10 YEARS
               ------        -------        -------       --------
                 $61          $538          $1,041         $2,427

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).

                                                                                             BOND FUND
                                                                                ----------------------------------
                                                                                   FOR THE        FOR THE PERIOD
                                                                                 YEAR ENDED     DECEMBER 30, 1997*
                                                                                 AUGUST 31,     THROUGH AUGUST 31,
                                                                                    1999               1998
                                                                                -------------   ------------------
                                                                                INSTITUTIONAL      INSTITUTIONAL
                                                                                   CLASS               CLASS
                                                                                -------------   ------------------
Per Share Operating Performance**
Net asset value, beginning of period .......................................       $ 10.08            $ 10.00
                                                                                   -------            -------
Net investment income/(loss) (1). ..........................................          0.96               0.78
Net realized and unrealized gain/(loss) on investments (2) .................         (0.90)             (0.31)
                                                                                   -------            -------
Net increase/(decrease) in net assets resulting from operations. ...........          0.06               0.47
                                                                                   -------            -------
Dividends to shareholders from:
Net investment income. .....................................................         (0.62)             (0.39)
Net realized capital gains .................................................         (0.11)                --
                                                                                   -------            -------
Total dividends and distributions to shareholders ..........................         (0.73)             (0.39)
                                                                                   -------            -------
Net asset value, end of period .............................................        $ 9.41            $ 10.08
                                                                                   =======            =======
Total investment return (3) ................................................          0.42%              4.79%
                                                                                   =======            =======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted). ..............................       $12,041            $15,509
   Ratio of expenses to average net assets (1). ............................          0.60%              0.60%(4)
   Ratio of expenses to average net assets without waivers and
     expense reimbursements ................................................          2.22%              2.82%(4)
   Ratio of net investment income to average net assets (1) ................          6.22%              6.06%(4)
   Portfolio turnover rate. ................................................         57.60%             45.27%

------------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is not annualized.
(4) Annualized.

BOSTON PARTNERS MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

MARKET NEUTRAL: Refers to a strategy of investing or engaging in transactions in equity securities, while seeking to minimize the impact of movements in the equity markets.

EQUITY SECURITY: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

TOTAL RETURN: A way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

SALOMON SMITH BARNEY U.S. 1-MONTH TREASURY BILL INDEX(TRADE MARK): An unmanaged index containing monthly return equivalents of yield averages that are not marked to market.

SHORT SALE: A sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at a lower price than the one at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

SHORT-TERM CASH INSTRUMENTS: These temporary investments include notes issued or guaranteed by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the two highest rating categories; certificates of deposit; repurchase agreements and other high-grade corporate debt securities.

FEDERAL FUNDS RATE: The rate of interest charged by a Federal Reserve bank for member banks to borrow their federally required reserve.

MARKET CAPITALIZATION: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

ADRS: Receipts typically issued by a United States bank or trust company evidencing ownership of underlying foreign securities.
================================================================================

INVESTMENT GOALS

     The Fund seeks long-term capital appreciation while minimizing exposure to general equity market risk. The Fund seeks a total return greater than that of the Salomon Smith Barney U.S. 1-Month Treasury Bill Index.(TRADE MARK)

PRIMARY INVESTMENT STRATEGIES

     The Fund invests in long positions in stocks identified by Boston Partners Asset Management L.P. (the "Adviser") as undervalued and short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund will invest in securities principally traded in the United States markets. The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has minimal net exposure to the United States equity market generally and low to neutral exposure to specific industries, specific market capitalization ranges (e.g., large cap, mid cap and small cap) and certain other factors.

     The Fund's long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States as sponsored American Depository Receipts ("ADRs"). The Fund may also invest up to 20% of its total assets directly in equity securities of foreign issuers.

     To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

KEY RISKS

     (BULLET) The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     (BULLET) Investors may lose money.

     (BULLET) The Fund is subject to the risk of poor stock selection by the Adviser. In other words, the Adviser may not be successful in its strategy of taking long positions in undervalued stocks and short positions in overvalued stocks. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make.

     (BULLET) Short sales of securities may result in gains if a security's price declines, but may result in losses if a security's price does not decline in price.

     (BULLET) The Fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

     (BULLET) Securities held in a segregated account cannot be sold while the position it is covering is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     (BULLET)  The  Fund  may,  for  temporary  defensive  purposes,   invest  a
       percentage of its total assets,  without limitations,  in cash or various
       U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     (BULLET) The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     (BULLET) If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 200%, however, it may be higher if the Adviser believes it will improve the Fund's performance.

     (BULLET) The Fund could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the Fund, the Adviser is currently working to avoid such problems. The Adviser is also working with the Fund's other service providers and vendors to determine their systems' ability to handle Year 2000 problems. There is no guarantee that the systems will work properly on January 1, 2000. Year 2000 problems may also hurt issuers whose securities the Fund holds or securities markets generally.

     EXPENSES AND FEES

     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Fund. The table is based on expenses for the Institutional Class of the Fund for the period November 17, 1998 (commencement of operations) through August 31, 1999.

                                                             INSTITUTIONAL CLASS
                                                             -------------------
     SHAREHOLDER FEES (fees paid directly
        from your investment)

     Maximum sales charge imposed on purchases ..............         None
     Maximum deferred sales charge ..........................         None
     Maximum sales charge imposed on reinvested dividends ...         None
     Redemption Fee(1) ......................................         1.00%
     Exchange Fee ...........................................         None

     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management fees ........................................         2.25%
     Distribution (12b-1) fees ..............................         None
     Other expenses(2) ......................................        24.11%
                                                                     -----
         Total annual Fund operating expenses ...............        26.36%
     Fee waivers and expense reimbursements(3) ..............        23.41%
                                                                     -----
     Net expenses ...........................................         2.95%
                                                                     =====

     (1) To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

     (2) "Other expenses" include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class. "Other expenses" and "Total annual Fund operating expenses" include dividends on securities which the Fund has sold short ("short-sale dividends"). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared -- thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short. Short-sale dividends are treated as an expense, and increase the Fund's total expense ratio, although no cash is received or paid by the Fund. The amount of short-sale dividends is estimated at 0.45% of average net assets for the current fiscal year.

     (3) The Adviser has agreed that until December 31, 2000, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 2.50% excluding short sale dividend expense.

EXAMPLE

     The example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Institutional Class of the Fund remain the same, except for the expiration of the fee waivers and reimbursements on December 31, 2000. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR        3 YEARS        5 YEARS       10 YEARS
            ------        -------        -------       --------
             $298         $4,590         $7,245         $10,253

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).
                                                         MARKET NEUTRAL FUND
                                                         -------------------
                                                           FOR THE PERIOD
                                                         NOVEMBER 17, 1998*
                                                         THROUGH AUGUST 31,
                                                                1999
                                                         -------------------
                                                         INSTITUTIONAL CLASS
                                                         -------------------
Per Share Operating Performance**
Net asset value, beginning of period ..................        $ 10.00
                                                               -------
Net investment income/(loss) (1) ......................           0.12
Net realized and unrealized gain/(loss)
   on investments (2) .................................          (0.66)
                                                               -------
Net increase/(decrease) in net assets
   resulting from operations ..........................          (0.54)
                                                               -------
Dividends to shareholders from:
Net investment income .................................             --
Net realized capital gains ............................             --
                                                               -------
Total dividends and distributions to shareholders .....             --
                                                               -------
Net asset value, end of period ........................        $  9.46
                                                               =======
Total investment return (3) (5) .......................          (5.40%)
                                                               =======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted) ..........        $   941
   Ratio of expenses to average net assets (1) ........           2.50%(4)(6)
   Ratio of expenses to average net assets
      without waivers and expense reimbursements ......          26.36%(4)(6)
   Ratio of net investment income to
      average net assets (1) ..........................           1.57%(4)
   Portfolio turnover rate ............................         218.41%
------------
*   Commencement of operations.
** Calculated based on shares outstanding on the sfirst and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is not annualized.
(4) Annualized.
(5) Redemption fee of 1.00% is not reflected in total return calculations.
(6) Without the voluntary waiver of advisory and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 26.36% (excluding dividend expense) and 26.77% (including dividend expense) annualized for the period ended August 31, 1999.

MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

     Boston Partners Asset Management, L.P. (the "Adviser"), located at 28 State Street, 21st Floor, Boston, Massachusetts 02109, provides investment advisory services to the Funds. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts. As of October, 1999, the Adviser managed approximately $10.2 billion in assets. The Adviser is organized as a Delaware limited partnership whose sole general partner is Boston Partners, Inc., a Delaware corporation. The Adviser manages each Fund's business and investment activities subject to the authority of the Company's Board of Directors.

PORTFOLIO MANAGERS

BOSTON PARTNERS LARGE CAP VALUE FUND

     The day-to-day portfolio management of the Fund is the responsibility of Mark E. Donovan and Wayne S. Sharp who are senior portfolio managers of the Adviser. Mr. Donovan is Chairperson of the Adviser's Equity Strategy Committee which oversees the investment activities of the Adviser's $5.5 billion in large cap value institutional equity assets. Prior to joining the Adviser in 1995, Mr. Donovan was a Senior Vice President and Vice Chairman of The Boston Company Asset Management, Inc.'s Equity Policy Committee. Mr. Donovan is a Chartered Financial Analyst ("CFA") and has over fifteen years of investment experience. Mr. Sharp is Vice Chairperson of the Adviser's Equity Strategy Committee and has over twenty-one years of investment experience. Prior to joining the Adviser in April 1995, Mr. Sharp was a Senior Vice President and member of the Equity Policy Committee of The Boston Company Asset Management, Inc. Mr. Sharp is also a CFA. For the fiscal year ended August 31, 1999, the Fund paid .60% (expressed as a percentage of average net assets) to the Adviser for its services.

BOSTON PARTNERS MID CAP VALUE FUND

     The day-to-day portfolio management of the Fund is the responsibility of Wayne J. Archambo who is a Senior portfolio manager of the Adviser and a member of the Adviser's Equity Strategy Committee. Mr. Archambo oversees the investment activities of the Adviser's $1.5 billion in mid-capitalization activities as well as $1 billion in small capitalization activities. Prior to joining the Adviser in April 1995, Mr. Archambo was employed by The Boston Company Asset Management, Inc. from 1989 through April 1995 where he was a senior portfolio manager. Mr. Archambo has over 15 years of investment experience and is a CFA. For the fiscal year ended August 31, 1999, the Fund paid .70% (expressed as a percentage of average net assets) to the Adviser for its services.

BOSTON PARTNERS MICRO CAP VALUE FUND

     The day-to-day portfolio management of the Fund is the responsibility of David M. Dabora and Wayne J. Archambo who are senior portfolio managers of the Adviser. Prior to taking on day to day responsibilities for the Micro Cap Value Fund, Mr. Dabora was an assistant portfolio manager/analyst of the premium equity product of the Adviser, an all-cap value institutional product. Before joining the Adviser in April 1995, Mr. Dabora had been employed by The Boston Company Asset Management, Inc. since 1991 as a senior equity analyst. Mr. Dabora has over 11 years of investment experience and is a CFA. For the fiscal year ended August 31, 1999, the Fund paid 0% (expressed as a percentage of average net assets) to the Adviser for its services.

BOSTON PARTNERS BOND FUND

     The day-to-day portfolio management of the Fund is the responsibility of William R. Leach who is a senior portfolio manager of the Adviser and Chairman of the Fixed Income Strategy Committee. Prior to joining the Adviser in April 1995, Mr. Leach was employed by The Boston Company Asset Management, Inc. from 1988 through April 1995 where he was a senior portfolio manager and Director of the Fixed Income Strategy Committee. Mr. Leach has over 16 years of investment experience and is a CFA. Mr. Leach will be assisted by Glenn S. Davis, Joseph F. Feeney, Jr. and Michael A. Mullaney. Mr. Davis is a Fixed Income Portfolio Manager with the Adviser and is also a CFA. Prior to joining the Adviser in April 1995, he was Vice President and Portfolio Manager at The Boston Company, specializing in short and intermediate term corporate bonds. Prior to that position, he was responsible for the Short-term Fixed Income Group at State Street Global Advisors. He has a total of 17 years of investment experience. Mr. Feeney is a Fixed Income Portfolio Manager with the Adviser and also a CFA. Prior to joining the Adviser in April 1995, he was Assistant Vice President and Mortgage-backed Securities Portfolio Manager for Putnam Investments. Mr. Mullaney is a Fixed Income Portfolio Manager who joined the Adviser in June 1997. From 1984 to 1997, he was employed at Putnam Investments, most recently as Managing Director and Senior Investment Strategist, specializing in portfolio strategy and management. His prior experience included a position as a senior Consultant from 1981 to 1983 with Chase Econometrics/Interactive Data Corporation, where he focused on quantitative methodologies in fixed income and equity management. He has over 16 years of investment experience. For the fiscal year ended August 31, 1999, the Fund paid 0% (expressed as a percentage of average net assets) to the Adviser for its services.

BOSTON PARTNERS MARKET NEUTRAL FUND

     The day-to-day portfolio management of the Fund is the responsibility of Edmund D. Kellogg, subject to the supervision of Harry J. Rosenbluth. Both Mr. Kellogg and Mr. Rosenbluth are portfolio managers employed by the Adviser. Previously, Mr. Kellogg was a portfolio manager/analyst for a similar limited partnership private investment fund and a separate account of the Adviser. Before joining the Adviser in 1996, Mr. Kellogg was employed by The Keystone Group since 1991, where he was a portfolio manager and analyst managing institutional separate accounts. Mr. Kellogg has over 21 years of investment experience and is a CFA. Mr. Rosenbluth oversees other institutional accounts of the Adviser and manages a $2.2 billion all-capitalization value equity institutional separate account product. Prior to joining the Adviser in 1995, Mr. Rosenbluth was employed by The Boston Company Asset Management, Inc. since 1981 as a senior portfolio manager. Mr. Rosenbluth has over 17 years of investment experience and is a CFA. For the period ended August 31, 1999, the Boston Partners Market Neutral Fund paid 0% (expressed as a percentage of average net assets) to the Adviser for its services.

OTHER SERVICE PROVIDERS

     The following chart shows the Funds' other service providers and includes their addresses and principal activities.

                                  ------------
                                  SHAREHOLDERS
                                  ------------

Distribution and
Shareholder Services

 ------------------------------------  -----------------------------------------
         PRINCIPAL DISTRIBUTOR                   TRANSFER AGENT AND DIVIDEND
                                                      DISBURSING AGENT
     PROVIDENT DISTRIBUTORS, INC.
 FOUR FALLS CORPORATE CENTER, 6TH FL.                     PFPC INC.
      WEST CONSHOHOCKEN, PA 19428                  400 BELLEVUE PARKWAY
                                                   WILMINGTON, DE 19809
    Distributes shares of the
      BOSTON PARTNERS Funds.                    Handles shareholder services,
                                         including recordkeeping and statements,
                                        distribution of dividends and processing
                                           of buy, sell and exchange requests.

 ------------------------------------  -----------------------------------------


Asset
Management

 ------------------------------------  -----------------------------------------
    INVESTMENT ADVISER                                   CUSTODIAN

   BOSTON PARTNER ASSET                               PFPC TRUST COMPANY
     MANAGEMENT, L.P.                                 200 STEVENS DRIVE
28 STATE STREET 21ST FLOOR                             LESTER, PA 19113
   BOSTON, MA 02109

                                             Holds each Fund's assets, settles
Manages each Fund's business                 all portfolio trades and collects
and  investment activities.                     most of the valuation data
                                               required for calculating each
                                              Fund's net asset value ("NAV").

 ------------------------------------  -----------------------------------------


Fund
Operations

 ------------------------------------
           ADMINISTRATOR

             PFPC INC.
       400 BELLEVUE PARKWAY
       WILMINGTON, DE 19809

  Provides facilities, equipment
    and personnel to carry out
 administrative services related
  to each Fund and calculates each
      Fund's NAV, dividends
        and distributions.
 ------------------------------------


                        ---------------------------------
                               BOARD OF DIRECTORS

                        Supervises the Funds' activities.
                        ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF FUND SHARES

     Institutional Shares of the Funds ("Shares") are priced at their net asset value ("NAV"). The NAV for the Institutional Class of each Fund is calculated by adding the value of all securities, cash and other assets in a Fund's portfolio, deducting the Fund's actual and accrued liabilities and dividing by the total number of Shares outstanding.

     Each Fund's NAV is calculated once daily at the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time) each day the NYSE is open. Shares will not be priced on the days on which the NYSE is closed.

     Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or on the NASDAQ National Market System where they are traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the bid and asked prices is used. Short-term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. With the approval of the Company's Board of Directors, a Fund may use a pricing service, bank or broker-dealer experienced in providing valuations to value a Fund's securities. If market quotations are unavailable, securities will be valued at fair value as determined in good faith by the investment adviser according to procedures adopted by the Company's Board of Directors.

PURCHASE OF FUND SHARES

     Shares representing interests in the Funds are offered continuously for sale by Provident Distributors, Inc. (the "Distributor"). You may purchase Shares of each Fund at the NAV per share next calculated after your order is received by PFPC Inc. (the "Transfer Agent") in proper form as described below. After an initial purchase is made, the Transfer Agent will set up an account for you on RBB's records. The minimum initial investment in any Fund is $100,000 and the minimum additional investment is $5,000. For purposes of meeting the minimum initial purchase, purchases by clients which are part of endowments, foundations or other related groups may be combined. You can only purchase Shares of each Fund on days the NYSE is open and through the means described below. Shares may be purchased by principals and employees of the Adviser and by their spouses and children either directly or through any trust that has the principal, employee, spouse or child as the primary beneficiaries, their individual retirement accounts, or any pension and profit-sharing plan of the Adviser without being subject to the minimum investment limitations.

     INITIAL  INVESTMENT  BY MAIL.  An account may be opened by  completing  and signing the application included with this Prospectus and mailing it to the Transfer Agent at the address noted below, together with a check ($100,000 minimum) payable to the Fund in which you would like to invest. Third party checks will not be accepted.

     BOSTON PARTNERS [NAME OF FUND]
     c/o PFPC Inc.
     P.O. Box 8852
     Wilmington, DE 19899-8852

     The name of the Fund to be purchased should be designated on the application and should appear on the check. Payment for the purchase of Shares received by mail will be credited to a shareholder's account at the NAV per share of the Fund next determined after receipt of payment in good order.

     INITIAL INVESTMENT BY WIRE. Shares of each Fund may be purchased by wiring federal funds to PNC Bank (see instructions below). A completed application must be forwarded to the Transfer Agent at the address noted above under "Initial Investment by Mail" in advance of the wire. For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) Funds should be wired to:

     PNC Bank, NA
     Philadelphia, Pennsylvania 19103
     ABA# 0310-0005-3
     Account # 86-1108-2507
     F/B/O BOSTON PARTNERS [NAME OF FUND]
     Ref. (Account Number)

     Federal funds purchases will be accepted only on a day on which the NYSE and PNC Bank, NA are open for business.

     ADDITIONAL INVESTMENTS. Additional investments may be made at any time (minimum investment $5,000) by purchasing Shares of any Fund at NAV by mailing a check to the Transfer Agent at the address noted above under "Initial Investment by Mail" (payable to Boston Partners [name of Fund]) or by wiring monies to PNC Bank, NA as outlined above under "Initial Investment by Wire." For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected.

     AUTOMATIC INVESTMENT PLAN. Additional investments in Shares of the Funds may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan ($5,000 minimum). Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at (888) 261-4073 to obtain the appropriate forms.

     OTHER PURCHASE INFORMATION. The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Funds. As of the date of this Prospectus, the Boston Partners Micro Cap Value Fund intends to suspend the offering of Shares upon the Fund's attaining $300 million in total assets.

REDEMPTION OF FUND SHARES

     You may redeem Shares of the Funds at the next NAV calculated after a redemption request is received by the Transfer Agent in proper form. You can only redeem Shares on days the NYSE is open and through the means described below.

     You may redeem Shares of each Fund by mail, or, if you are authorized, by telephone. The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by a Fund. There is no charge for a redemption. However, if a shareholder of the Boston Partners Market Neutral, or Boston Partners Micro Cap Value Funds redeems Shares held for less than 1 year, a transaction fee of 1% of the net asset value of the Shares redeemed at the time of redemption will be charged. For purposes of this redemption feature, shares purchased first will be considered to be shares first redeemed.

     REDEMPTION BY MAIL. Your redemption requests should be addressed to BOSTON PARTNERS [name of Fund], c/o PFPC Inc., P.O. Box 8852, Wilmington, DE 19899-8852 and must include:

     a. a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

     b. any required signature guarantees, which are required when (i) the redemption request proceeds are to be sent to someone other than the registered shareholder(s) or (ii) the redemption request is for $10,000 or more. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature Guarantees, which are not a part of these programs, will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

     c. other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

     REDEMPTION BY TELEPHONE. In order to request a telephone redemption, you must have returned your account application containing a telephone election. To add a telephone redemption option to an existing account, contact the Transfer Agent by calling (888) 261-4073 for a Telephone Authorization Form.

     Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling the Transfer Agent at (888) 261-4073 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the telephone redemption option or the telephone exchange option (as described below) is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and shareholders, not the Company or the Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or the Transfer Agent to be genuine. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

     TRANSACTION FEE ON CERTAIN REDEMPTIONS OF THE BOSTON PARTNERS MARKET NEUTRAL, AND BOSTON PARTNERS MICRO CAP VALUE FUNDS

     The Boston Partners Micro Cap Value and Boston Partners Market Neutral Funds require the payment of a transaction fee on redemptions of Shares held for less than one year equal to 1.00% of the net asset value of such Shares redeemed at the time of redemption. This additional transaction fee is paid to each Fund, NOT to the adviser, distributor or transfer agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with redemptions to those investors making redemptions after holding their shares for a short period, thus protecting existing shareholders. These costs include: (1) brokerage costs; (2) market impact costs -- i.e., the decrease in market prices which may result when a Fund sells certain securities in order to raise cash to meet the redemption request; (3) the realization of capital gains by the other shareholders in each Fund; and (4) the effect of the "bid-ask" spread in the over-the-counter market. The 1.00% amount represents each Fund's estimate of the brokerage and other transaction costs which may be incurred by each Fund in disposing of stocks in which each Fund may invest. Without the additional transaction fee, each Fund would generally be selling its shares at a price less than the cost to each Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Funds. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions of the Boston Partners Micro Cap Value and Boston Partners Market Neutral Funds.

     INVOLUNTARY REDEMPTION. The Company reserves the right to redeem a shareholder's account in any Fund at any time the net asset value of the account in such Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in a Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. The transaction fee applicable to the Boston Partners Market Neutral and Boston Partners Micro Cap Value Funds will not be charged when shares are involuntarily redeemed.

     OTHER REDEMPTION INFORMATION. Redemption proceeds for Shares of the Funds recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

     Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The Funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

EXCHANGE PRIVILEGE

     The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Institutional Shares of any Boston Partners Fund for Institutional Shares of another Boston Partners Fund, up to six (6) times per year. Such exchange will be effected at the net asset value of the exchanged Institutional Shares and the net asset value of the Institutional Shares to be acquired next determined after PFPC's receipt of a request for an exchange. An exchange of Boston Partners Micro Cap Value or Boston Partners Market Neutral Shares held for less than 1 year (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to the 1.00% transaction fee. An exchange of Shares will be treated as a sale for federal income tax purposes. A shareholder may make an exchange by sending a written request to the Transfer Agent or, if authorized, by telephone (see "Redemption by Telephone" above).

     If the exchanging shareholder does not currently own Institutional Shares of the Fund whose Shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. See "Redemption By Mail" for information on signature guarantees. The exchange privilege may be modified or terminated at any time, or from time to time, by the Company, upon 60 days' written notice to shareholders.

     If an exchange is to a new account in a Fund advised by the Adviser, the dollar value of the Shares acquired must equal or exceed the Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed the Fund's minimum for additional investments. If an amount remains in the Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary redemption.

     The Funds' exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, the Funds have established a policy of limiting excessive exchange activity. Shareholders are entitled to six (6) exchange redemptions (at least 30 days apart) from each Fund during any twelve-month period. Notwithstanding these limitations, the Funds reserve the right to reject any purchase request (including exchange purchases from other Boston Partners Funds) that is deemed to be disruptive to efficient portfolio management.

DIVIDENDS AND DISTRIBUTIONS

     Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

     Each Fund will declare and pay dividends from net investment income annually, except the Boston Partners Bond Fund, which will declare and pay dividends from net investment income monthly. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Funds at least annually.

TAXES

     Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your Shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional Shares. You will be notified annually of the tax status of distributions to you.

     You should note that if you purchase Shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of a portion of your purchase price. This is known as "buying into a dividend."

     You will recognize taxable gain or loss on a sale, exchange or redemption of your Shares, including an exchange for Shares of another Fund, based on the difference between your tax basis in the Shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held Shares.)

     Any loss realized on Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the Shares.

     The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareowners should consult their tax advisers regarding the tax status of distributions in their state and locality.

     The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

MULTI-CLASS STRUCTURE

     Each Fund also offers Investor Shares, which are offered directly to individual investors in a separate prospectus. Shares of each class of the Funds represent equal pro rata interests and accrue dividends and calculate net asset value and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on Institutional Shares of a Fund can be expected to differ from the total return on Investor Shares of the same Fund. Information concerning Investor class shares of the Funds can be requested by calling the Fund at (888) 261-4073.

                         BOSTON PARTNERS FAMILY OF FUNDS
                                       OF
                               THE RBB FUND, INC.
                                 (888) 261-4073
                       HTTP://WWW.BOSTONPARTNERSFUNDS.COM

FOR MORE INFORMATION:

     This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the BOSTON PARTNERS FAMILY OF FUNDS is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT

     These reports contain additional information about each of the Fund's investments, describe each of the Fund's performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     A Statement of Additional Information, dated December 1, 1999 (SAI), has been filed with the Securities and Exchange Commission. The SAI, which includes additional information about the BOSTON PARTNERS FAMILY OF FUNDS, may be obtained free of charge, along with the annual and semi-annual reports, by calling (888) 261-4073. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

SHAREHOLDER INQUIRIES

     Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday-Friday. Call: (888) 261-4073 or visit the website of Boston Partners Asset Management L.P. at http://www.bostonpartnersfunds.com.

PURCHASES AND REDEMPTIONS

     Call (888) 261-4073.

WRITTEN CORRESPONDENCE

     Post Office Address: BOSTON PARTNERS FAMILY OF FUNDS, c/o PFPC, Inc. PO Box 8852, Wilmington, DE 19899-8852

     Street Address: BOSTON PARTNERS FAMILY OF FUNDS, c/o PFPC, Inc. 400 Bellevue Parkway, Wilmington, DE 19809

SECURITIES AND EXCHANGE COMMISSION (SEC)

     You may also view information about The RBB Fund, Inc. and the BOSTON PARTNERS FAMILY OF FUNDS, including the SAI, by visiting the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at 1-202-942-8090. Copies of this information can be obtained, for a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request to publicinfo@sec.gov.

                   INVESTMENT COMPANY ACT FILE NO. 811-05518

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

NO  PERSON  HAS  BEEN   AUTHORIZED   TO  GIVE  ANY   INFORMATION   OR  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.





INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts


CUSTODIAN
PFPC Trust Company
Lester, Pennsylvania


TRANSFER AGENT AND ADMINISTRATOR
PFPC Inc.
Wilmington, Delaware


DISTRIBUTOR
Provident Distributors,Inc.
West Conshohocken, Pennsylvania


COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

                                  THE SCHNEIDER
                                    SMALL CAP
                                   VALUE FUND






                                   PROSPECTUS
                                DECEMBER 1, 1999






                                [GRAPHIC OMITTED]
                          SCHNEIDER CAPITAL MANAGEMENT

                         SCHNEIDER SMALL CAP VALUE FUND
                              OF THE RBB FUND, INC.






     This prospectus gives vital information about the Schneider Small Cap Value Fund, an investment portfolio of The RBB Fund, Inc. ("RBB"), including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.





--------------------------------------------------------------------------------
THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

PROSPECTUS                                                      December 1, 1999

TABLE OF CONTENTS
--------------------------------------------------------------------------------

----------------------------------------
A LOOK AT THE GOALS, STRATEGIES,
RISKS AND FINANCIAL HISTORY OF THE FUND.



DETAILS ABOUT THE SERVICE
PROVIDERS.






POLICIES AND INSTRUCTIONS FOR OPENING,
MAINTAINING AND CLOSING AN ACCOUNT
IN ANY OF THE PORTFOLIOS.
----------------------------------------

FUND DESCRIPTION

     Investment Goal ................................................ 3

     Primary Investment Strategies .................................. 3

     Key Risks ...................................................... 3

     Expenses and Fees .............................................. 4

     Financial Highlights ........................................... 5

     Additional Information on the Fund's

      Investment Objective and Principal Strategies ................. 6

     Risks of Investing in the Fund ................................. 7



MANAGEMENT OF THE FUND

     Investment Adviser ............................................. 8

     Portfolio Manager .............................................. 8

     Service Provider Chart ......................................... 9



SHAREHOLDER INFORMATION

     Pricing of Fund Shares .........................................10

     Purchase of Fund Shares ........................................10

     Redemption of Fund Shares ......................................11

     Dividends and Distributions ....................................13

     Taxes ..........................................................14



FOR MORE INFORMATION ................................................15

SCHNEIDER SMALL CAP VALUE FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL

     The Fund seeks long-term capital growth by investing primarily in common stocks of companies which have capitalizations that are less than the largest company in the Russell 2000 Index ("small cap companies") and which Schneider Capital Management Company (the "Adviser") believes are undervalued. There can be no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

     Under normal market conditions, at least 65% of the Fund's assets will be invested in small cap companies described above. As of September 30, 1999, the company with the largest market capitalization in the Russell 2000 Index was $3.4 billion and the weighted average market capitalization of companies that comprised the Russell 2000 Index was $800 million. The Russell 2000 Index is an unmanaged index composed of the 2,000 smallest stocks in the Russell 3000 Index, a market value weighted index of the 3,000 largest U.S. publicly-traded companies. As of September 30, 1999, the weighted average capitalization of companies held by the Fund was $590 million.

KEY RISKS

     (BOX)The Fund invests in common stocks which are subject to market, economic and business risks that will cause their prices to fluctuate over time. Therefore, the value of your investment in the Fund may go up and down, sometimes rapidly and unpredictably, and you could lose money.

     (BOX)Stocks of small companies may be more volatile than, and not as readily marketable as, those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Additionally, the trading volume of small company securities may make them more difficult to sell than those of larger companies.

     (BOX)Value investing involves the risk that the Fund's investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual Fund operating expenses are paid out of Fund assets and are reflected in the Fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is based on expenses for the period September 2, 1998 through August 31, 1999.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

     Redemption fee 1 .........................................   1.75%

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
       FUND ASSETS)

     Management Fees ..........................................   1.00%

     Distribution and Service (12b-1) fees ....................    None

     Other expenses ...........................................   2.90%
                                                                -------

     Total Annual Fund Operating Expenses .....................   3.90%

     Fee Waiver and Expense Reimbursements2 ................... (2.80)%
                                                                -------

     Net Expenses .............................................   1.10%
                                                                =======

     1. Shares of the Fund not purchased through reinvested dividends or capital gains distributions and held less than one year are subject to the above redemption fee. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemption, and to facilitate portfolio management. See "Redemption of Fund Shares -- Transaction fee on Certain Redemptions" below for more information.

     2. The Adviser has agreed that, until December 31, 2000, it will waive advisory fees and reimburse expenses to the extent total operating expenses exceed 1.10%.

     EXAMPLE:

     THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF EACH PERIOD. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME, EXCEPT FOR THE EXPIRATION OF THE FEE WAIVERS AND REIMBURSEMENTS ON DECEMBER 31, 2000. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST WOULD BE:

                       1 YEAR     3 YEARS      5 YEARS     10 YEARS
                       ------     -------      -------     --------
                        $291       $932        $1,769       $3,945

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS
                         SCHNEIDER SMALL CAP VALUE FUND
                                                           FOR THE PERIOD
                                                         SEPTEMBER 2, 1998*
                                                       THROUGH AUGUST 31, 1999
                                                       ------------------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period ..................       $ 10.00
Net investment (loss) .................................         (0.02)
Net realized and unrealized gain/(loss)
    on investments and foreign
    exchange transactions, if any(2) ..................          8.19
                                                              -------
Net increase/(decrease) in net assets
   resulting from operations ..........................          8.17
                                                              -------
Dividends and distributions to
  shareholders from:
Net investment income .................................            --
Net realized capital gains ............................         (0.13)
                                                              -------
     Total dividends and distributions
       to shareholders ................................         (0.13)
                                                              -------
Net asset value, end of period ........................       $ 18.04
                                                              =======
     Total investment return(3) .......................        82.46%
                                                              =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .............       $12,924
   Ratio of expenses to average net assets(1)(4) ......         1.10%
   Ratio of net investment income to
     average net assets(1)(4) .........................         (0.17)%
Portfolio turnover rate ...............................        145.99%
-----------------

*    Commencement of operations.

** Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.

(1)  Reflects waivers and reimbursements.

(2) The amounts shown for each share outstanding throughout the period are not in accord with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.

(3)  Not annualized.

(4) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets annualized for the period September 2, 1998 through August 31, 1999 would have been 3.90%, and the ratio of net investment loss to average net assets would have been (2.97%).

ADDITIONAL INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE AND PRINCIPAL
   STRATEGIES

     The Fund seeks long-term capital growth by investing primarily in common stocks of companies which have capitalizations that are less than the largest company in the Russell 2000 Index and which the Adviser believes are undervalued. The Fund's investment objective and the policies described above may be changed by RBB's Board of Directors without the approval of the Fund's shareholders. However, as a matter of policy, the Fund would not materially change its investment objective without notifying shareholders.

     The Adviser selects securities for the Fund based on a continued study of trends in industries and companies, industry literature, company reports, financial reports, company presentations, earnings power and growth and other investment criteria.

     The Fund may invest in securities that the Adviser believes may exhibit the following characteristics:

     (BOX)have low price-to-earnings and low price-to-book value ratios;

     (BOX)are typically considered out of favor by the market as a result of decelerating revenue growth, declining profit margins and increasing competition.

The Fund may sell securities when the Adviser believes:

     (BOX)a security becomes widely recognized by the professional investment community as a result of accelerating revenue growth, expanding margins and decreased competition;

     (BOX)a security appreciates in value to the point that it is considered to be overvalued;

     (BOX)the Fund's holdings should be rebalanced to include a more attractive stock or stocks; or

     (BOX)an issuer's earnings potential is in jeopardy.

     The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. The Fund will invest in convertible securities without regard to their credit ratings.

     The Fund may invest up to 20% of the value of its net assets in securities of foreign issuers including American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. For the purposes of the percentage limitation above, a security of a foreign company whose primary business is in the U.S. will not be considered a foreign security if it is denominated in U.S. dollars and is principally traded on a U.S. exchange.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Eligible money market instruments include bank obligations, such as certificates of deposit and bankers' acceptances issued by foreign or domestic banks or financial institutions that have total assets of more than $2.5 billion, and commercial paper rated in the top rating category by S&P, Moody's, D&P or Fitch and unrated commercial paper determined to be of comparable quality by the Adviser. The Adviser will determine when market conditions warrant temporary defensive measures.

RISKS OF INVESTING IN THE FUND

     Investing in the Fund involves the following principal risks:

     SMALL COMPANY RISK. Investments in common stocks in general are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. Furthermore, while securities of small capitalization companies may offer greater opportunity for capital appreciation than larger companies, investment in such companies presents greater risks than investment in larger, more established companies. Indeed, historically, small capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks, and the potentially greater sensitivity of such small companies to changes in or failure of management, and in many other changes in competitive, business, industry and economic conditions, including risks associated with limited product lines, markets, management depth, or financial resources. Besides exhibiting greater volatility, micro and small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the price of the Fund's shares will be more volatile than the shares of a fund that invests in larger capitalization stocks. Additionally, while the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

     FOREIGN SECURITY RISK: Since foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio could be affected by currency exchange rates and exchange control regulations. Other risks include:

     (BOX)seizure, expropriation or nationalization of a company's assets;

     (BOX)less publicly available information and differing regulations and standards;

     (BOX)the  impact  of  political,   social  or  economic   instability,   or
          diplomatic events;

     (BOX)securities that are less liquid and harder to value than those of a U.S. issuer.

     As a result of these risks, the Fund may be more volatile than a fund investing solely in U.S. companies. These risks may be greater if the Fund invests in developing countries.

     OPPORTUNITY RISK. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

     VALUE STOCK RISK. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

     TEMPORARY INVESTMENT RISK. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     CONVERTIBLE  SECURITIES  RISK. When interest rates  increase,  fixed-income securities will decline in value. In particular, convertible securities frequently have speculative characteristics and may be acquired without regard to minimum quality ratings. Convertible securites and obligations rated in the lowest of the top four rating categories are subject to greater credit and interest rate risk than higher rated securities.

     YEAR 2000 RISK. The Fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the Fund, the Adviser and PFPC are currently working to avoid such problems. The Adviser and PFPC are also working with other systems providers and vendors to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on or after January 1, 2000. Year 2000 problems may also hurt issuers whose securities the Fund holds or securities markets generally.


MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

     Schneider Capital Management Company, located at 460 East Swedesford Road, Suite 1080, Wayne, PA 19087, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management of approximately $500 million as of September 30, 1999. Schneider Capital Management Company is 100% employee-owned, and was founded in 1996.

     For the fiscal year ended August 31, 1999, the Adviser received no fees due to a waiver of its investment advisory fee for the period September 2, 1998 through August 31, 1999.

PORTFOLIO MANAGER

     The President and Chief Investment Officer of the Adviser, Arnold C. Schneider III, is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Schneider founded the Adviser in 1996, and has managed the Fund since its inception. Prior to 1996, he was a senior vice president and partner of Wellington Management Company, where he was responsible for institutional accounts and mutual fund portfolios since 1987.

                                  ------------
                                  SHAREHOLDERS
                                  ------------

Distribution and
Shareholder Services

 ------------------------------------  -----------------------------------------
         PRINCIPAL DISTRIBUTOR                       TRANSFER AGENT

     PROVIDENT DISTRIBUTORS, INC.                       PFPC INC.
 FOUR FALLS CORPORATE CENTER, 6TH FL.             400 BELLEVUE PARKWAY
      WEST CONSHOHOCKEN, PA 19428                  WILMINGTON, DE 19809

    Distributes shares of the Fund.           Handles shareholder services,
                                        including record-keeping and statements,
                                        distribution of dividends and processing
                                                of buy and sell requests.
 ------------------------------------  -----------------------------------------


Asset
Management

 ------------------------------------  -----------------------------------------
        INVESTMENT ADVISER                             CUSTODIAN

          SCHNEIDER CAPITAL                         PFPC TRUST COMPANY
        MANAGEMENT COMPANY                           200 STEVENS DRIVE
460 EAST SWEDESFORD ROAD, SUITE 1080                 LESTER, PA 19113
          WAYNE, PA 19087
                                             Holds the Fund's assets, settles
      Manages the Fund's business             all portfolio trades and collects
      and investment activities.                most of the valuation data
                                               required for calculating the
                                              Fund's net asset value ("NAV").

 ------------------------------------  -----------------------------------------


Fund
Operations

 ------------------------------------
      ADMINISTRATOR AND FUND
         ACCOUNTING AGENT

             PFPC INC.
       400 BELLEVUE PARKWAY
       WILMINGTON, DE 19809

  Provides facilities, equipment
    and personnel to carry out
 administrative services related
  to the Fund and calculates the
      Fund's NAV, dividends
        and distributions.
 ------------------------------------


                        ---------------------------------
                               BOARD OF DIRECTORS

                        Supervises the Fund's activities.
                        ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF FUND SHARES

     Shares of the Fund are priced at their net asset value ("NAV"). The NAV of the Fund is calculated as follows:

                             Value of Assets Attributable to a Class
         NAV =             - Value of Liabilities Attributable to the Same Class
                           -----------------------------------------------------
                             Number of Outstanding Shares of the Class

     The Fund's NAV is calculated as of the close of regular trading hours (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange (the "NYSE") is open for business. The Fund will effect purchases or redemptions of Fund shares at the next NAV calculated after receipt of your order or request in proper form as described below under "Initial Investment by Mail."

     Equity securities held by the Fund are valued using the closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. If the last sale price is unavailable, the last available quote or last bid price is normally used. Debt securities held by the Fund generally are valued based on quoted bid prices. Short term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. If market quotations are unavailable or if an event occurs after the close of an exchange that is expected to materially affect the value of a security held by the Fund, securities and other assets will be valued at fair value as determined in good faith by the Adviser according to procedures adopted by the Fund's Board of Directors.

     If the Fund holds foreign equity securities, the calculation of the Fund's NAV will not occur at the same time as the determination of the value of the foreign equity securities in the Fund's portfolio, since these securities are traded on foreign exchanges. Additionally if the foreign equity securities held by the Fund trade on days when the Fund does not price its shares, the NAV of the Fund's shares may change when shareholders will not be able to purchase or redeem the Fund's shares. As a result, the Fund's pricing may not reflect fluctuations in the value of foreign securities.

PURCHASE OF FUND SHARES

     Shares are offered on a continuous basis and are sold without any sales charges. You may purchase Fund Shares directly from the Fund at the NAV per share next calculated after your order is received by the Transfer Agent in proper form. After an initial purchase is made, the Transfer Agent will set up an account for you on the Fund's records, which will show all of your transactions and the balance of the shares you own. You can only purchase shares on days the NYSE is open and through the means described below. Initial investments in the Fund must be at least $20,000, and subsequent minimum investments must be at least $2,500. For purposes of meeting the minimum initial purchase, clients which are part of endowments, foundations or other related groups may be aggregated. The Fund's officers are authorized to waive the minimum initial and subsequent investment requirements.

     Investors may be charged a fee if they effect transactions through a broker or agent. Brokers and other intermediaries are authorized to accept orders on the Fund's behalf and those orders will receive the following day's NAV.

     INITIAL INVESTMENT BY MAIL. Subject to acceptance by the Fund, an account may be opened by completing and signing an Account Application and mailing it to the Fund at the address noted below, together with a check payable to Schneider Small Cap Value Fund. Third party endorsed checks or foreign checks will not be accepted.

     Schneider Small Cap Value Fund
     c/o PFPC Inc.
     P.O. Box 8945
     Wilmington, DE 19899

     Subject to acceptance by the Fund, payment for the purchase of shares received by mail will be credited to a shareholder's account at the NAV per share of the Fund next determined after receipt of payment in good order.

     INITIAL INVESTMENT BY WIRE. Subject to acceptance by the Fund, shares may be purchased by wiring federal funds to PNC Bank (see instructions below). A completed Account Application must be forwarded to the Transfer Agent at the address noted above under "Initial Investment by Mail" in advance of the wire. Notification must be given to the Transfer Agent at (888) 520-3277 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) Funds should be wired to:

     PNC Bank, NA
     Philadelphia, Pennsylvania 19103
     ABA# 0310-0005-3
     Account #86-0172-6452
     F/B/O Schneider Small Cap Value Fund
     Ref. (Shareholder's Name; Account Number)

     Federal funds purchases will be accepted only on a day on which the Fund and PNC Bank, NA are open for business.

     ADDITIONAL INVESTMENTS. Additional investments may be made at any time ($2,500 minimum) by purchasing shares at NAV by mailing a check to the Transfer Agent at the address noted above under "Initial Investment by Mail" (payable to Schneider Small Cap Value Fund) or by wiring monies to the custodian bank as outlined above under "Initial Investment by Wire." Notification must be given to the Transfer Agent at (888) 520-3277 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected, which may take up to fifteen days from the purchase date.

     OTHER PURCHASE INFORMATION. The Fund reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund.

     Purchases of the Fund's shares will be made in full and fractional shares of the Fund calculated to three decimal places.

REDEMPTION OF FUND SHARES

     You may redeem Shares of the Fund at the next NAV calculated after a redemption request is received by the Transfer Agent in proper form. You can only redeem shares of the Fund on days the NYSE is open and through the means described below.

     You may redeem Shares of the Fund by mail, or, if you are authorized, by telephone. The value of shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by the Fund. There is no charge for redemptions of shares held for more than 1 year.

     REDEMPTION BY MAIL. Your redemption requests should be addressed to Schneider Small Cap Value Fund, c/o PFPC Inc., P.O. Box 8945, Wilmington, DE 19899 and must include:

     (BOX)a letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

     (BOX)any required signature guarantees, which are required when (i) the redemption request proceeds are to be sent to someone other than the registered shareholder(s), (ii) the redemption request is for $10,000 or more, or (iii) a share transfer request is made. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature Guarantees, which are not a part of these programs, will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

     (BOX)other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

     REDEMPTION BY TELEPHONE. In order to utilize the Telephone Redemption Option, you must indicate that option on your Account Application. You may then initiate a redemption of shares by calling the Transfer Agent at (888) 520-3277 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the Telephone Redemption Option is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and shareholders, not the Fund or its Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Fund or its Transfer Agent to be genuine. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

     TRANSACTION FEE ON CERTAIN REDEMPTIONS. The Fund requires the payment of a transaction fee on redemptions of Shares held for less than one year equal to 1.75% of the net asset value of such Shares redeemed at the time of redemption. This additional transaction fee is paid to the Fund, NOT to the adviser, distributor or transfer agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with redemptions to those investors making redemptions after holding their shares for a short period, thus protecting existing shareholders. These costs include: (1) brokerage costs; (2) market impact costs -- i.e., the decrease in market prices which may result when the Fund sells certain securities in order to raise cash to meet the redemption request; (3) the realization of capital gains by the other shareholders in the Fund; and (4) the effect of the "bid-ask" spread in the over-the-counter market. The 1.75% amount represents the Fund's estimate of the brokerage and other transaction costs which may be incurred by the Fund in disposing of stocks in which the Fund may invest. Without the additional transaction fee, the Fund would generally be selling its shares at a price less than the cost to the Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Fund. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions. For purposes of this redemption feature, shares purchased first will be considered to be shares first redeemed.

     SYSTEMATIC WITHDRAWAL PLAN. If your account has a value of at least $20,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Transfer Agent at P.O. Box 8945, Wilmington Delaware 19899. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value. To provide funds for payment, Shares will be redeemed in such amount as is necessary at the redemption price. The systematic withdrawal of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a systematic withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

     You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect. You will receive a confirmation of each transaction showing the sources of the payment and the Share and cash balance remaining in your account. The Systematic Withdrawal Plan may be terminated on written notice by the shareholder or by the Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Fund's transfer agent at least ten Business Days prior to the end of the month preceding a scheduled payment.

     OTHER REDEMPTION INFORMATION. Redemption proceeds for shares of the Fund recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by the Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The Fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act of 1940, so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

     INVOLUNTARY REDEMPTION. The Fund reserves the right to redeem your account at any time the net asset value of the account falls below $5,000 as the result of a redemption or an exchange request.

     You will be notified in writing that the value of your account is less than $5,000 and will be allowed 30 days to make additional investments before the redemption is processed.

DIVIDENDS AND DISTRIBUTIONS

     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless you elect otherwise.

     The Fund will declare and pay dividends from net investment income annually and pays them in the calendar year in which they are declared. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.

TAXES

     FEDERAL TAXES. The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions (other than exempt-interest dividends, discussed below) will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

     You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of a portion of your purchase price. This is known as "buying into a dividend."

     You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

     Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

     The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

     The Fund may be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends and redemption proceeds paid to non-corporate shareholders. This tax may be withheld from dividends if (i) you fail to furnish the Fund with your correct taxpayer identification number, (ii) the Internal Revenue Service ("IRS") notifies the Fund that you have failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, you fail to certify that you are not subject to backup withholding.

     STATE AND LOCAL TAXES. Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareowners should consult their tax advisers regarding the tax status of distributions in their state and locality.

                       THE SCHNEIDER SMALL CAP VALUE FUND

FOR MORE INFORMATION:

     This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Schneider Small Cap Value Fund is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT

     These reports contain additional information about the Fund's investments, describe the Fund's performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     A Statement of Additional Information, dated December 1, 1999, has been filed with the Securities and Exchange Commission. The SAI, which includes additional information about the Schneider Small Cap Value Fund, may be obtained free of charge, along with the Schneider Small Cap Value Fund annual and semi-annual reports, by calling (888) 520-3277. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally considered a part of this Prospectus).

SHAREHOLDER ACCOUNT SERVICE REPRESENTATIVES

     Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday-Friday. Call: (888) 520-3277.

PURCHASES AND REDEMPTIONS

     Call your registered representative or (888) 520-3277.

WRITTEN CORRESPONDENCE

     Post Office Address:  Schneider Small Cap Value Fund
                           c/o PFPC, Inc. PO Box 8945,
                           Wilmington, DE 19899

     Street Address:       Schneider Small Cap Value Fund,
                           c/o PFPC, Inc. 400 Bellevue Parkway,
                           Wilmington, DE 19809

SECURITIES AND EXCHANGE COMMISSION (SEC)

     You may also view information about The RBB Fund, Inc. and the Schneider Small Cap Value Fund, including the SAI, by visiting the SEC website
(http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at 1-202-942-8090. Copies of this information can be obtained, for a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request to publicinfo@sec.gov.


                    INVESTMENT COMPANY ACT FILE NO. 811-05518

NO  PERSON  HAS  BEEN   AUTHORIZED   TO  GIVE  ANY   INFORMATION   OR  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DIS-TRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.












INVESTMENT ADVISER
Schneider Capital Management Company
Wayne, Pennsylvania

CUSTODIAN
PFPC Trust Company
Lester, Pennsylvania

TRANSFER AGENT AND ADMINISTRATOR
PFPC Inc.
Wilmington, Delaware

DISTRIBUTOR
Provident Distributors, Inc.
West Conshohocken, Pennsylvania

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania